     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2005


                                                              FILE NO. 333-61899
                                                              FILE NO. 811-08967

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 11


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 12


                                   ----------

                        EQUITRUST LIFE ANNUITY ACCOUNT II
                           (Exact Name of Registrant)

                        EQUITRUST LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                   ----------

                             5400 UNIVERSITY AVENUE
                           WEST DES MOINES, IOWA 50266
                                 1-515-225-5400
            (Address and Phone Number of Principal Executive Office)

                           STEPHEN M. MORAIN, ESQUIRE
                             5400 UNIVERSITY AVENUE
                           WEST DES MOINES, IOWA 50266
               (Name and Address of Agent for Service of Process)

                                   ----------

                                    COPY TO:

                            STEPHEN E. ROTH, ESQUIRE
                         SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                           WASHINGTON, D.C. 20004-2415

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

     IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE
     BOX):

     / / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485;


     /X/ ON MAY 1, 2005 PURSUANT TO PARAGRAPH (b) OF RULE 485;


     / / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485;

     / / ON (DATE) PURSUANT TO PARAGRAPH (a) OF RULE 485.

     SECURITIES BEING OFFERED: FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

================================================================================

                        EQUITRUST LIFE ANNUITY ACCOUNT II

                      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                            VARIABLE ANNUITY CONTRACT

                                   PROSPECTUS


                                   May 1, 2005


EquiTrust Life Insurance Company (the "Company") is offering the individual flexible premium deferred variable annuity contract (the "Contract") described in this Prospectus. The Contract provides for growth of Accumulated Value and annuity payments on a fixed and variable basis. The Company sells the Contract to retirement plans, including those that qualify for special federal tax treatment under the Internal Revenue Code.

The Owner of a Contract ("you" or "your") may allocate premiums and Accumulated Value to 1) the Declared Interest Option, an account that provides a specified rate of interest, and/or 2) Subaccounts of EquiTrust Life Annuity Account II (the "Account"), each of which invests in one of the following Investment
Options:


American Century Investments

   VP Ultra(R) Fund
   VP Vista(SM) Fund
Dreyfus Variable Investment Fund
   VIF Appreciation Portfolio
   VIF Developing Leaders Portfolio
   VIF Disciplined Stock Portfolio
   VIF Growth and Income Portfolio
   VIF International Equity Portfolio
Dreyfus Socially Responsible Growth Fund, Inc.
EquiTrust Variable Insurance Series Fund
   Blue Chip Portfolio
   High Grade Bond Portfolio
   Managed Portfolio
   Money Market Portfolio
   Strategic Yield Portfolio
   Value Growth Portfolio

Fidelity(R) Variable Insurance Products Funds

   VIP Contrafund(R) Portfolio--Initial Class
   VIP Growth Portfolio--Initial Class
   VIP Growth & Income Portfolio--Initial Class
   VIP High Income Portfolio--Service Class 2
   VIP Index 500 Portfolio--Initial Class
   VIP Mid Cap Portfolio--Service Class 2
   VIP Overseas Portfolio--Initial Class
Franklin Templeton Variable Insurance Products Trust
   Franklin Real Estate Fund--Class 2

   Franklin Small Cap Value Securities Fund--Class 2
   Franklin Small Mid-Cap Growth Securities Fund (formerly known as Franklin
     Small Cap Fund)--Class 2

   Franklin U.S. Government Fund--Class 2
   Mutual Shares Securities Fund--Class 2
   Templeton Growth Securities Fund--Class 2
J.P. Morgan Series Trust II
   JPMorgan Mid Cap Value Portfolio
   JPMorgan Small Company Portfolio
Summit Pinnacle Series
   NASDAQ-100 Index Portfolio
   Russell 2000 Small Cap Index Portfolio
   S&P MidCap 400 Index Portfolio
T. Rowe Price Equity Series, Inc.
   Equity Income Portfolio
   Mid-Cap Growth Portfolio
   New America Growth Portfolio
   Personal Strategy Balanced Portfolio
T. Rowe Price International Series, Inc.
   International Stock Portfolio

The accompanying prospectus for each Investment Option describes the investment objectives and attendant risks of each Investment Option. If you allocate premiums to the Subaccounts, the amount of the Contract's Accumulated Value prior to the Retirement Date will vary to reflect the investment performance of the Investment Options you select.


The T. Rowe Price Mid-Cap Growth Subaccount ("MCG Subaccount") is not available for investment (allocation of premium payments and transfers) under Contracts issued on or after May 1, 2004.


Please note that the Contracts and Investment Options are not bank deposits, are not federally insured, are not guaranteed to achieve their goals and are subject to risks, including loss of the amount invested.

You may find additional information about your Contract and the Account in the Statement of Additional Information, dated the same as this Prospectus. To obtain a copy of this document, please contact us at the address or phone number shown on the cover of this Prospectus. The Statement of Additional Information ("SAI") has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference into this Prospectus, and other information filed electronically with the SEC.

Please read this Prospectus carefully and retain it for future reference. A prospectus for each Investment Option must accompany this Prospectus and you should read it in conjunction with this Prospectus.

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES
         OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    Issued By
                        EquiTrust Life Insurance Company
                             5400 University Avenue
                           West Des Moines, Iowa 50266

TABLE OF CONTENTS


                                                                                                           PAGE
                                                                                                        ----------
DEFINITIONS                                                                                                      3
FEE TABLES                                                                                                       5
SUMMARY OF THE CONTRACT                                                                                         12
THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS                                                                     14
     EquiTrust Life Insurance Company                                                                           14
     IMSA                                                                                                       14
     EquiTrust Life Annuity Account II                                                                          14
     Investment Options                                                                                         15
     Addition, Deletion or Substitution of Investments                                                          21
DESCRIPTION OF ANNUITY CONTRACT                                                                                 22
     Issuance of a Contract                                                                                     22
     Premiums                                                                                                   22
     Free-Look Period                                                                                           23
     Allocation of Premiums                                                                                     23
     Variable Accumulated Value                                                                                 24
     Transfer Privilege                                                                                         24
     Partial Withdrawals and Surrenders                                                                         27
     Transfer and Withdrawal Options                                                                            29
     Death Benefit Before the Retirement Date                                                                   30
     Death Benefit After the Retirement Date                                                                    32
     Proceeds on the Retirement Date                                                                            32
     Payments                                                                                                   33
     Modification                                                                                               33
     Reports to Owners                                                                                          34
     Inquiries                                                                                                  34
     Change of Address                                                                                          34
THE DECLARED INTEREST OPTION                                                                                    34
     Minimum Guaranteed and Current Interest Rates                                                              34
     Transfers From Declared Interest Option                                                                    35
CHARGES AND DEDUCTIONS                                                                                          35
     Surrender Charge (Contingent Deferred Sales Charge)                                                        35
     Annual Administrative Charge                                                                               36
     Transfer Processing Fee                                                                                    37
     Mortality and Expense Risk Charge                                                                          37
     Investment Option Expenses                                                                                 37
     Premium Taxes                                                                                              37
     Other Taxes                                                                                                37
PAYMENT OPTIONS                                                                                                 37
     Description of Payment Options                                                                             38
     Election of Payment Options and Annuity Payments                                                           39
YIELDS AND TOTAL RETURNS                                                                                        42
FEDERAL TAX MATTERS                                                                                             43
     Introduction                                                                                               43
     Tax Status of the Contract                                                                                 44
     Taxation of Annuities                                                                                      44
     Transfers, Assignments or Exchanges of a Contract                                                          46
     Withholding                                                                                                46
     Multiple Contracts                                                                                         47

     Taxation of Qualified Contracts                                                                            47
     Possible Charge for the Company's Taxes                                                                    49
     Other Tax Consequences                                                                                     49
DISTRIBUTION OF THE CONTRACTS                                                                                   50
LEGAL PROCEEDINGS                                                                                               51
VOTING RIGHTS                                                                                                   51
FINANCIAL STATEMENTS                                                                                            52
CALCULATING VARIABLE ANNUITY PAYMENTS                                                                   Appendix A
CONDENSED FINANCIAL INFORMATION                                                                         Appendix B
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                                                      SAI-TOC


             The Contract may not be available in all jurisdictions.

This Prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made.

DEFINITIONS

ACCOUNT: EquiTrust Life Annuity Account II.

ACCUMULATED VALUE: The total amount invested under the Contract, which is the sum of the values of the Contract in each Subaccount of the Account plus the value of the Contract in the Declared Interest Option.

ANNUITANT: The person or persons whose life (or lives) determines the annuity benefits payable under the Contract and whose death determines the death benefit.

BENEFICIARY: The person(s) to whom the Company pays the proceeds on the death of the Owner/Annuitant.

BUSINESS DAY: Each day that the New York Stock Exchange is open for trading. Assets are valued at the close of each Business Day (3:00 p.m. central time).

THE CODE: The Internal Revenue Code of 1986, as amended.

THE COMPANY ("WE", "US" OR "OUR"): EquiTrust Life Insurance Company.

CONTRACT: The individual flexible premium deferred variable annuity contract we offer and describe in this Prospectus, which term includes the basic contract described in this Prospectus, the contract application, any supplemental applications and any endorsements or additional benefit riders or agreements.

CONTRACT ANNIVERSARY: The same date in each Contract Year as the Contract Date.

CONTRACT DATE: The date on which the Company receives a properly completed application at the Home Office. It is the date set forth on the data page of the Contract which the Company uses to determine Contract Years and Contract Anniversaries.

CONTRACT YEAR: A twelve-month period beginning on the Contract Date or on a Contract Anniversary.

DECLARED INTEREST OPTION: An investment option under the Contract funded by the Company's General Account. It is not part of, nor dependent upon, the investment performance of the Account.

DUE PROOF OF DEATH: Satisfactory documentation provided to the Company verifying proof of death. This documentation may include the following:

     (a) a certified copy of the death certificate;

     (b) a certified copy of a court decree reciting a finding of death;

     (c) the Beneficiary's statement of election;

     (d) a copy of the Beneficiary's Form W-9; or

     (e) any other proof satisfactory to the Company.

FUND: An investment company registered with the SEC under the Investment Company Act of 1940 as an open-end diversified management investment company or unit investment trust in which the Account invests.

GENERAL ACCOUNT: The assets of the Company other than those allocated to the Account or any other separate account of the Company.

HOME OFFICE: The principal office of the Company at 5400 University Avenue, West Des Moines, Iowa 50266.

INVESTMENT OPTION: A Fund, or a separate investment portfolio of a Fund in which a Subaccount invests.

NET ACCUMULATED VALUE: The Accumulated Value less any applicable surrender charge.

NON-QUALIFIED CONTRACT: A Contract that is not a Qualified Contract.

OWNER ("YOU" OR "YOUR"): The person who owns the Contract and who is entitled to exercise all rights and privileges provided in the Contract.


QUALIFIED CONTRACT: A Contract the Company issues in connection with plans that qualify for special federal income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408 or 408A of the Code.


RETIREMENT DATE: The date when the Company applies the Accumulated Value under a payment option, if the Annuitant is still living.

SEC: The U.S. Securities and Exchange Commission.

SUBACCOUNT: A subdivision of the Account which invests its assets exclusively in a corresponding Investment Option.

VALUATION PERIOD: The period that starts at the close of business (3:00 p.m. central time) on one Business Day and ends at the close of business on the next succeeding Business Day.


WRITTEN NOTICE: A written request or notice signed by the Owner on a form satisfactory to the Company which the we receive at our Home Office.

FEE TABLES

     The following tables describe the fees and expenses that are payable when buying, owning and surrendering the Contract. The first table describes the fees and expenses that are payable at the time you buy the Contract, surrender the Contract or transfer Accumulated Value among the Subaccounts and the Declared Interest Option.

                                                                         GUARANTEED
OWNER TRANSACTION EXPENSES                                             MAXIMUM CHARGE         CURRENT CHARGE
------------------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of amount
withdrawn or surrendered)(1)                                                      8.5%                     6%

Transfer Processing Fee(2)                                             $           25         $           25

(1) Currently, the surrender charge is only assessed during the first six Contract Years. The surrender charge declines to 0% in the seventh Contract Year. (The surrender charge period is guaranteed not to exceed a nine-year period.) In each Contract Year you may annually withdraw a maximum of 10% of the Accumulated Value calculated as of the most recent prior Contract Anniversary without incurring a surrender charge. This amount is not cumulative from Contract Year to Contract Year. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")

(2) We waive the transfer processing fee for the first twelve transfers during a Contract Year. Currently, we may assess a charge of $25 for the thirteenth and each subsequent transfer during a Contract Year.

     The next table describes the fees and expenses that you will pay periodically during the time that you own your Contract, not including Fund fees and expenses.

                                                                         GUARANTEED
PERIODIC CHARGES                                                       MAXIMUM CHARGE         CURRENT CHARGE
------------------------------------------------------------------------------------------------------------
Annual Administrative Charge(3)                                        $           45         $           30

Separate Account Annual Expenses (as a percentage of average variable accumulated value)

  Mortality and Expense Risk Charge                                              1.40%                  1.40%

  Total Separate Account Annual Expenses                                         1.40%                  1.40%

(3) We currently deduct an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date.

     The next table shows the minimum and maximum fees and expenses charged by any of the Investment Options for the fiscal year ended December 31, 2004. More detail concerning each Investment Option's fees and expenses is contained in the prospectus for each Investment Option.


                   ANNUAL INVESTMENT OPTION OPERATING EXPENSES
          (EXPENSES THAT ARE DEDUCTED FROM INVESTMENT OPTION ASSETS)(4)


                                                                                                 MINIMUM     MAXIMUM
--------------------------------------------------------------------------------------------------------------------
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or
service (12b-1) fees and other expenses)                                                            0.10%       1.25%

Total Annual Investment Option Operating Expenses After Contractual Fee
Waiver or Reimbursement(5)                                                                          0.10%       1.25%



(4) For certain Investment Options, certain expenses were reimbursed or fees waived during 2003. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual expense reimbursement and fee waiver arrangements, Annual Investment Option operating expenses would have been:



                                                                                                 MINIMUM     MAXIMUM
--------------------------------------------------------------------------------------------------------------------
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or
service (12b-1) fees and other expenses)                                                            0.10%       1.15%



(5) The "Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement" line in the above table shows the minimum and maximum fees and expenses charged by any of the Investment Options that have contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue past the current year. Four Investment Options currently have contractual reimbursement or fee waiver arrangements in place. See the "Annual Investment Option Operating Expenses" table beginning on page 7 for a description of the fees and expenses charged by each of the Investment Options available under the Contract as well as any applicable contractual fee waiver or reimbursement arrangements.

     The following table indicates the Investment Options' fees and expenses for the year ended December 31, 2004, both before and after any contractual fee waiver or reimbursement. Current and future expenses may be higher or lower than those shown.


                   ANNUAL INVESTMENT OPTION OPERATING EXPENSES
           (EXPENSES THAT ARE DEDUCTED FROM INVESTMENT OPTION ASSETS)


                                                                       TOTAL EXPENSES
                                                                           (BEFORE          TOTAL AMOUNT       TOTAL EXPENSES
                                                                         CONTRACTUAL       OF CONTRACTUAL    (AFTER CONTRACTUAL
                               ADVISORY       OTHER        12b-1       FEE WAIVERS AND      FEE WAIVER OR      FEE WAIVERS AND
INVESTMENT OPTION                 FEE       EXPENSES        FEE        REIMBURSEMENTS)      REIMBURSEMENT      REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------------------------------------
American Century Investments

  VP Ultra(R) Fund               1.00%        0.01%        0.00%            1.00%               0.00%               1.00%(1)

  VP Vista Fund                  1.00%        0.00%        0.00%            1.00%               0.00%               1.00%(1)

Dreyfus

  VIF Appreciation
  Portfolio--Initial
  Share Class                    0.75%        0.04%        0.00%            0.79%               0.00%               0.79%

  VIF Developing
  Leaders
  Portfolio--Initial
  Share Class                    0.75%        0.04%        0.00%            0.79%               0.00%               0.79%

  VIF Disciplined
  Stock
  Portfolio--Initial
  Share Class                    0.75%        0.10%        0.00%            0.85%               0.00%               0.85%

  VIF Growth and
  Income
  Portfolio--Initial
  Share Class                    0.75%        0.07%        0.00%            0.82%               0.00%               0.82%

  VIF
  International
  Equity
  Portfolio--Initial
  Share Class                    0.75%        0.29%        0.00%            1.04%               0.00%               1.04%

  Dreyfus Socially
  Responsible
  Growth Fund,
  Inc.--Service
  Share Class                    0.75%        0.06%        0.25%            1.06%               0.00%               1.06%

EquiTrust Variable Insurance
  Series Fund

  Blue Chip
  Portfolio                      0.20%        0.10%        0.00%            0.30%               0.00%               0.30%

  High Grade
  Bond Portfolio                 0.30%        0.15%        0.00%            0.45%               0.00%               0.45%

  Managed
  Portfolio                      0.45%        0.11%        0.00%            0.56%               0.00%               0.56%

  Money Market
  Portfolio                      0.25%        0.31%        0.00%            0.56%               0.00%               0.56%

  Strategic Yield
  Portfolio                      0.45%        0.14%        0.00%            0.59%               0.00%               0.59%

  Value Growth
  Portfolio                      0.45%        0.13%        0.00%            0.58%               0.00%               0.58%

                                                                       TOTAL EXPENSES
                                                                           (BEFORE          TOTAL AMOUNT       TOTAL EXPENSES
                                                                         CONTRACTUAL       OF CONTRACTUAL    (AFTER CONTRACTUAL
                               ADVISORY       OTHER        12b-1       FEE WAIVERS AND      FEE WAIVER OR      FEE WAIVERS AND
INVESTMENT OPTION                 FEE       EXPENSES        FEE        REIMBURSEMENTS)      REIMBURSEMENT      REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance
  Products Funds

  VIP Contrafund
  Portfolio--Initial
  Class                          0.57%        0.11%        0.00%            0.68%               0.00%               0.68%(2)

  VIP Growth
  Portfolio--Initial
  Class                          0.58%        0.10%        0.00%            0.68%               0.00%               0.68%(2)

  VIP Growth &
  Income
  Portfolio--Initial
  Class                          0.47%        0.13%        0.00%            0.60%               0.00%               0.60%

  VIP High
  Income
  Portfolio--
  Service Class 2                0.58%        0.14%        0.25%            0.97%               0.00%               0.97%

  VIP Index 500
  Portfolio--Initial
  Class                          0.10%        0.00%        0.00%            0.10%               0.00%               0.10%(3)

  VIP Mid Cap
  Portfolio--
  Service Class 2                0.57%        0.14%        0.25%            0.96%               0.00%               0.96%(2)

  VIP Overseas
  Portfolio--Initial
  Class                          0.72%        0.19%        0.00%            0.91%               0.00%               0.91%(2)

Franklin Templeton

  Franklin Real
  Estate Fund--
  Class 2                        0.48%        0.02%        0.25%            0.75%               0.00%               0.75%(4)(5)

  Franklin Small
  Cap Value
  Securities
  Fund--Class 2                  0.53%        0.18%        0.25%            0.96%               0.04%               0.92%(5)(6)

  Franklin Small-Mid
  Cap Growth Fund--
  Class 2                        0.48%        0.29%        0.25%            1.02%               0.03%               0.99%(5)(6)

  Franklin U.S.
  Government
  Fund--Class 2                  0.49%        0.05%        0.25%            0.79%               0.00%               0.79%(4)(5)

  Mutual Shares
  Securities
  Fund--Class 2                  0.60%        0.15%        0.25%            1.00%               0.00%               1.00%(5)

  Templeton
  Growth
  Securities
  Fund--Class 2                  0.79%        0.07%        0.25%            1.11%               0.00%               1.11%(4)(5)

                                                                       TOTAL EXPENSES
                                                                           (BEFORE          TOTAL AMOUNT       TOTAL EXPENSES
                                                                         CONTRACTUAL       OF CONTRACTUAL    (AFTER CONTRACTUAL
                               ADVISORY       OTHER        12b-1       FEE WAIVERS AND      FEE WAIVER OR      FEE WAIVERS AND
INVESTMENT OPTION                 FEE       EXPENSES        FEE        REIMBURSEMENTS)      REIMBURSEMENT      REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II

  JPMorgan Mid
  Cap Value
  Portfolio                      0.70%        0.55%        0.00%            1.25%               0.00%               1.25%(7)

  JPMorgan Small
  Company
  Portfolio                      0.60%        0.55%        0.00%            1.15%               0.00%               1.15%(7)

Summit Pinnacle Series

  NASDAQ-100
  Index Portfolio                0.35%        0.44%        0.00%            0.79%               0.14%               0.65%(8)

  Russell 2000
  Small Cap Index
  Portfolio                      0.35%        0.41%        0.00%            0.76%               0.01%               0.75%(8)

  S&P MidCap
  400 Index
  Portfolio                      0.30%        0.26%        0.00%            0.56%               0.00%               0.56%

T. Rowe Price Equity
  Series,Inc.

  Equity Income
  Portfolio                      0.85%        0.00%        0.00%            0.85%               0.00%               0.85%(9)

  Mid-Cap
  Growth Portfolio               0.85%        0.00%        0.00%            0.85%               0.00%               0.85%(9)

  New America
  Growth Portfolio               0.85%        0.00%        0.00%            0.85%               0.00%               0.85%(9)

  Personal Strategy
  Balanced Portfolio             0.90%        0.00%        0.00%            0.90%               0.00%               0.90%(9)(10)

T. Rowe Price International
  Series,Inc.

  International
  Stock Portfolio                1.05%        0.00%        0.00%            1.05%               0.00%               1.05%(9)



(1) The Fund has a stepped fee schedule. As a result, the Fund's management fee rate generally decreases as Fund assets increase. Please consult the Fund's Prospectus for more details about the Fund's management fees. Information regarding other expenses, which include the fees and expenses of the Fund's independent directors, their legal counsel, interest and extraordinary expenses, can be found in the Fees and Expenses section of the Fund's prospectus.

(2) Total expenses were lower than those shown because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. Including these reductions, total expenses would have been: Contrafund Portfolio 0.66%, Growth Portfolio 0.65%, Mid Cap Portfolio 0.93% and Overseas Portfolio 0.87%. This arrangement may be discontinued by the Fund's manager at any time.

(3) Effective March 1, 2005, management fees for the Fund were reduced to 0.10%, and Fund expenses were limited to 0.10% (these limits do not apply to interest, taxes, brokerage commissions, securities lending fees or extraordinary expenses). This expense limit may not be increased without approval of the Fund's shareholders and board of trustees.

(4) The Fund administration fee is paid indirectly through the management fee.

(5) While the maximum amount payable under the FunFd's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate of 0.25% per year.

(6) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money
Fund). This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission.

(7) Reflects a written agreement pursuant to which the Portfolio's administrator agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio's shares (excluding interest, taxes and extraordinary expenses) exceed 1.25% and 1.15% of its average daily net assets through April 30, 2006 for the Mid Cap Value and Small Company Portfolios, respectively. In addition, the Portfolio's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. Taking these voluntary waiver and reimbursement arrangements into account, the expense ratio for the Mid Cap Value Portfolio would be 1.00%.

(8) The Fund's adviser has agreed to limit total expenses to the extent they exceed 0.65% of the Nasdaq-100 Index Portfolio and 0.75% of the Russell 2000 Small Cap Index Portfolio. This expense limit may not be changed without approval of the Portfolio's shareholders.

(9) Total Annual Investment Option expenses are an all-inclusive fee and pay for investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, non-recurring and extraordinary items or fees and expenses for the portfolio's independent directors. The fee is based on fund average daily net assets and is calculated and accrued daily.

(10) The Portfolio's manager has voluntarily agreed to reduce its management fee by the amount of expenses incurred as a result of the Portfolio's investment in other T. Rowe Price portfolios. Including this reduction, total expenses would have been 0.87%.

EXAMPLES

     The examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the annual administrative charge, mortality and expense risk fees and Investment Option fees and expenses.

     Each example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year.

     EXAMPLE 1

     The first example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1. If you surrender your Contract at the end of the applicable time period:


                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                       -------------------------------------
                       $  839   $ 1,264   $ 1,699   $  3,166



     2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option 2 or 4 with a one year annuity payment period(1):



                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                       -------------------------------------
                       $  798   $ 1,200   $ 1,610   $ 3,166


     3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect annuity payment options 1, 3, 5, 6 or 7:


                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                       -------------------------------------
                       $  287   $   880   $ 1,499   $  3,166


     EXAMPLE 2

     The second example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1. If you surrender your Contract at the end of the applicable time period:


                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                       -------------------------------------
                       $  730   $   930   $ 1,130   $  1,998



     2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option 2 or 4 with a one year annuity payment period(1):



                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                       -------------------------------------
                       $  688   $   863   $ 1,035   $  1,998


     3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect annuity payment options 1, 3, 5, 6 or 7:


                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                       -------------------------------------
                       $  172   $   533   $   918   $  1,998



     (1) Selection of an annuity payment period with a duration of greater than one year would result in lower one-, three- and five-year expense figures. In calculating the surrender charge that would apply in the case of annuitization under fixed payment option 2 or 4, the Company will add the number of years for which payments will be made under the annuity payment option selected to the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender occurs for purposes of determining the surrender charge percentage that would apply upon annuitization.


CONDENSED FINANCIAL INFORMATION

     Please refer to APPENDIX B for accumulation unit information for each Subaccount.

SUMMARY OF THE CONTRACT

     ISSUANCE OF A CONTRACT. The Contract is an individual flexible premium deferred variable annuity contract with no maximum age required of Owners on the Contract Date (see "DESCRIPTION OF ANNUITY CONTRACT--Issuance of a Contract"). See "DISTRIBUTION OF THE CONTRACTS" for information on compensation of persons selling the Contracts. The Contracts are:

        - "flexible premium" because you do not have to pay premiums according to a fixed schedule, and

        - "variable" because, to the extent Accumulated Value is attributable to the Account, Accumulated Value will increase and decrease based on the investment performance of the Investment Options corresponding to the Subaccounts to which you allocate your premiums.

     FREE-LOOK PERIOD. You have the right to return the Contract within 20 days after you receive it (see "DESCRIPTION OF ANNUITY CONTRACT--Free-Look Period"). If you return the Contract, it will become void and you will receive either the greater of:

        -  premiums paid, or

        - the Accumulated Value on the date the Company receives the returned Contract at our Home Office, plus administrative charges and any other charges deducted under the Contract.

     PREMIUMS. The minimum initial premium amount the Company accepts is $1,000. (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make subsequent premium payments (minimum $50 each) at any time. (See "DESCRIPTION OF ANNUITY CONTRACT--Premiums.")

     ALLOCATION OF PREMIUMS. You can allocate premiums to one or more Subaccounts, the Declared Interest Option, or both (see "DESCRIPTION OF ANNUITY CONTRACT--Allocation of Premiums").

        - The Company will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract Date.

        - At the end of that period, the Company will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

     TRANSFERS. You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Transfer Privilege").

        - The mimimum amount of each transfer is $100 or the entire amount in the Subaccount or Declared Interest Option, if less.

        - Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option. If the Accumulated Value in the Declared Interest Option after the transfer is less than $1,000, you may transfer the entire amount.

        - The Company waives fees for the first twelve transfers during a Contract Year.

        - The Company may assess a transfer processing fee of $25 for the 13th and each subsequent transfer during a Contract Year.

     PARTIAL WITHDRAWAL. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Partial Withdrawals and Surrenders--PARTIAL WITHDRAWALS"). Certain partial withdrawals may be subject to a surrender charge (see "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER). A partial withdrawal may have tax consequences and may be restricted under certain Qualified Contracts. (See "FEDERAL TAX MATTERS.")

     SURRENDER. You may surrender your Contract upon Written Notice on or before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Partial Withdrawals and Surrenders--SURRENDER"). A surrender may have tax consequences and may be restricted under certain Qualified Contracts. (See "FEDERAL TAX MATTERS.")

     DEATH BENEFIT. We will pay a death benefit if the Owner dies prior to the Retirement Date (see DESCRIPTION OF ANNUITY CONTRACT--Death Benefit Before the Retirement Date--DEATH OF AN ANNUITANT).

CHARGES AND DEDUCTIONS

     Your Contract will be assessed the following charges and deductions:

     SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). We apply a charge if you make a partial withdrawal from or surrender your Contract during the first six Contract Years (see "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER"). We deduct this charge from the amount surrendered.

                 CONTRACT YEAR IN WHICH    CHARGE AS A PERCENTAGE OF
                    WITHDRAWAL OCCURS          AMOUNT WITHDRAWN
                 ---------------------------------------------------
                           1                          6%
                           2                          5
                           3                          4
                           4                          3
                           5                          2
                           6                          1
                      7 and after                     0

     In each Contract Year you may annually withdraw a maximum of 10% of the Accumulated Value calculated as of the most recent prior Contract Anniversary without incurring a surrender charge. If you subsequently surrender your Contract during the Contract Year, we may apply a surrender charge to any partial withdrawals you've taken. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--Amounts Not Subject to Surrender Charge.")

     We reserve the right to waive the surrender charge as provided in the Contract. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--WAIVER OF SURRENDER CHARGE.")

     ANNUAL ADMINISTRATIVE CHARGE. We deduct an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date (see "CHARGES AND DEDUCTIONS--Annual Administrative Charge"). (This charge is guaranteed not to exceed $45.) We currently waive this charge:


        - on the Contract Date with an initial premium payment of $50,000 or greater, or

        - if your Accumulated Value is $50,000 or greater on your most recent Contract Anniversary.


     We may terminate this waiver at any time.


     TRANSFER PROCESSING FEE. We may assess a $25 fee for the 13th and each subsequent transfer in a Contract Year. (This charge is guaranteed not to exceed $25 per transfer.)


     MORTALITY AND EXPENSE RISK CHARGE. We apply a daily mortality and expense risk charge, calculated at an annual rate of 1.40% (approximately 1.01% for mortality risk and 0.39% for expense risk) (see "CHARGES AND
     DEDUCTIONS--Mortality and Expense Risk Charge").

     INVESTMENT OPTION EXPENSES. The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. The table beginning on page 7 titled "Annual Investment Option Operating Expenses" lists these fees.

     RISK OF AN INCREASE IN CURRENT FEES AND EXPENSES. Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels.

ANNUITY PROVISIONS

     On your Retirement Date, you may choose to have the Net Accumulated Value distributed to you as follows:

        -  under a payment option, or

        -  in a lump sum (see "PAYMENT OPTIONS").

FEDERAL TAX MATTERS

     The Contract's earnings are generally not taxed until you take a distribution. If you are under age 59 1/2 when you take a distribution, the earnings may also be subject to a penalty tax. Different tax consequences apply to distributions from Qualified Contracts. (See "FEDERAL TAX MATTERS.")

THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS

EQUITRUST LIFE INSURANCE COMPANY


     The Company was incorporated on June 3, 1966 as a stock life insurance company in the State of Iowa and is principally engaged in the offering of life insurance policies and annuity contracts. We are admitted to do business in 49 states and the District of Columbia: Alabama, Alaska, Arizona, Arkansas, California, Colorado, Connecticut, Delaware, Florida, Georgia, Hawaii, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Maryland, Massachusetts, Michigan, Minnesota, Mississippi, Missouri, Montana, Nebraska, Nevada, New Hampshire,
     New Jersey, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma, Oregon, Pennsylvania, Rhode Island, South Carolina, South Dakota, Tennessee, Texas, Utah, Vermont, Virginia, Washington, West Virginia, Wisconsin and Wyoming. Our Home Office is at 5400 University Avenue,
     West Des Moines, Iowa 50266.


IMSA

     The Company is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, the Company may use the IMSA logo and language in advertisements.

EQUITRUST LIFE ANNUITY ACCOUNT II

     On January 6, 1998, we established the Account pursuant to the laws of the State of Iowa. The Account:

        -  will receive and invest premiums paid to it under the Contract;

        - will receive and invest premiums for other variable annuity contracts we issue;

        - is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Account, us or the Funds.

     We own the Account's assets. However, we cannot charge the Account with liabilities arising out of any other business we may conduct. The Account's assets are available to cover the general liabilities of the Company only to the extent that the Account's assets exceed its liabilities. We may transfer assets which exceed these reserves and liabilities to our General Account. All obligations arising under the Contracts are general corporate obligations of the Company.

INVESTMENT OPTIONS


     There are currently 37 Subaccounts available under the Account, each of which invests exclusively in shares of a single corresponding Investment Option. Each of the Investment Options was formed as an investment vehicle for insurance company separate accounts. Each Investment Option has its own investment objective(s) and separately determines the income and losses for that Investment Option. While you may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option. If your Contract was issued on or after May 1, 2004, you may not invest in the T. Rowe Price Mid-Cap Growth Subaccount.

     The investment objective(s) and policies of certain Investment Options are similar to the investment objective(s) and policies of other portfolios that the same investment adviser, investment sub-adviser or manager may manage. The investment results of the Investment Options, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Investment Options will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser, investment sub-adviser or manager.

     We have summarized below the investment objective(s) and policies of each Investment Option. There is no assurance that any Investment Option will achieve its stated objective(s). You should also read the prospectus for each Investment Option, which must accompany or precede this Prospectus, for more detailed information, including a description of risks and expenses.


AMERICAN CENTURY. American Century Investment Management, Inc. is the investment adviser to the Funds.


PORTFOLIO                       INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------
VP Ultra(R) Fund                -  This Fund seeks long-term capital growth. The Fund pursues this objective by investing in common stocks of large companies with earnings and revenue that are not only growing, but growing at a successively faster, or accelerating pace.

VP Vista(SM) Fund               -  This Fund seeks long-term capital growth. The Fund pursues this objective by investing in common stocks of medium-sized and smaller companies which will increase in value over time.


DREYFUS. The Dreyfus Corporation serves as the investment adviser to the Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund. Fayez Sarofim and Co. serves as the investment sub-adviser to the Dreyfus Variable Investment Fund: Appreciation Portfolio and Newton Capital Management Limited serves as the investment sub-adviser to the Dreyfus Variable Investment Fund:
International Equity Portfolio.


PORTFOLIO                       INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------
Dreyfus Variable Investment     -  This Portfolio seeks long-term capital growth consistent with
Fund: Appreciation                 preservation of capital. Its secondary goal is current income. To
Portfolio--Initial Share           pursue these goals, the Portfolio normally invests at least 80%
Class                              of its assets in common stocks. The Portfolio focuses on "blue chip" companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational
                                   companies.

PORTFOLIO                       INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
-----------------------------------------------------------------------------------------------------
Dreyfus Variable Investment     -  This Portfolio seeks capital growth. To pursue this goal, the
Fund: Developing Leaders           Portfolio normally invests at least 80% of its assets in the
Portfolio--Initial Share           stocks of companies the adviser believes to be developing
Class                              leaders: companies characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the Portfolio primarily invests in small companies with market capitalizations of less than $2 billion at the time of purchase.

Dreyfus Variable Investment     -  This Portfolio seeks investment returns (consisting of capital
Fund: Disciplined Stock            appreciation and income) that are consistently superior to the
Portfolio--Initial Share           Standard & Poor's 500 Composite Stock Price Index (S&P 500). To
Class                              pursue this goal, the Portfolio normally invests at least 80% of its assets in stocks. The Portfolio focuses on stocks of
                                   large-cap companies.

Dreyfus Variable Investment     -  This Portfolio seeks to provide long-term capital growth, current
Fund: Growth and Income            income and growth of income, consistent with reasonable
Portfolio--Initial Share           investment risk. To pursue this goal, the Portfolio invests
Class                              primarily in stocks, domestic and foreign issuers.

Dreyfus Variable Investment     -  This Portfolio seeks capital growth. To pursue this goal, the
Fund: International Equity         Portfolio invests primarily in growth stocks of foreign
Portfolio--Initial Share           companies. Normally, the Portfolio invests at least 80% of its
Class                              assets in stocks, including common stocks and convertible
                                   securities, including those issued in initial public offerings.

Dreyfus Socially Responsible    -  This Fund seeks to provide capital growth; current income is a
Growth Fund, Inc.--Service         secondary goal. This Fund normally invests at least 80% of its
Share Class                        assets in the common stocks of companies that meet, in the opinion of fund management, traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.


EQUITRUST VARIABLE INSURANCE SERIES FUND. EquiTrust Investment Management Services, Inc. is the investment adviser to the Portfolios.


PORTFOLIO                       INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
-----------------------------------------------------------------------------------------------------
Blue Chip Portfolio             -  This Portfolio seeks growth of capital and income. The Portfolio pursues this objective by investing at least 80% of its assets in equity securities of well-capitalized, established companies.

High Grade Bond Portfolio       -  This Portfolio seeks as high a level of current income as is consistent with an investment in a diversified portfolio of high grade income-bearing debt securities. The Portfolio will pursue this objective by investing at least 80% of its net assets in debt securities rated AAA, AA or A by Standard & Poor's or Aaa,
                                   Aa or A by Moody's Investors Service, Inc. and in securities issued or guaranteed by the United States government or its agencies or instrumentalities.

PORTFOLIO                       INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
-----------------------------------------------------------------------------------------------------
Managed Portfolio               -  This Portfolio seeks the highest level of total return through income and capital appreciation. The Portfolio pursues this objective through a fully managed investment policy consisting of investment in the following three market sectors: (i) common stocks and other equity securities; (ii) high grade debt
                                   securities and preferred stocks of the type in which the High
                                   Grade Bond Portfolio may invest; and (iii) money market
                                   instruments of the type in which the Money Market Portfolio may invest.

Money Market Portfolio          -  This Portfolio seeks maximum current income consistent with liquidity and stability of principal. The Portfolio will pursue this objective by investing in high quality short-term money market instruments. AN INVESTMENT IN THE MONEY MARKET PORTFOLIO
                                   IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT
                                   INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. THERE CAN BE NO
                                   ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE
                                   NET ASSET VALUE OF $1.00 PER SHARE. DURING EXTENDED PERIODS OF
                                   LOW INTEREST RATES, THE YIELD OF A MONEY MARKET SUBACCOUNT MAY
                                   ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE.

Strategic Yield Portfolio       -  This Portfolio seeks as a primary objective, as high a level of current income as is consistent with investment in a diversified portfolio of lower-rated, higher-yielding income-bearing
                                   securities. As a secondary objective, the Portfolio seeks capital appreciation when consistent with its primary objective. The
                                   Portfolio pursues these objectives by investing primarily in debt and income-bearing securities rated Baa or lower by Moody's
                                   Investors Service, Inc. and/or BBB or lower by Standard & Poor's, or in unrated securities of comparable quality (i.e., junk bonds). AN INVESTMENT IN THIS PORTFOLIO MAY ENTAIL GREATER THAN
                                   ORDINARY FINANCIAL RISK. (See the Fund prospectus "HIGHER RISK
                                   SECURITIES AND INVESTMENT STRATEGIES--Lower-Rated Debt
                                   Securities.")

Value Growth Portfolio          -  This Portfolio seeks long-term capital appreciation. The Portfolio pursues this objective by investing primarily in equity
                                   securities of companies that the investment adviser believes have a potential to earn a high return on capital and/or in equity securities that the investment adviser believes are undervalued by the marketplace. Such equity securities may include common stock, preferred stock and securities convertible or exchangeable into common stock.



FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS. Fidelity Management & Research Company serves as the investment adviser to these Portfolios.



PORTFOLIO                       INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
-----------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)      -  This Portfolio seeks long-term capital appreciation. The Portfolio
Portfolio                          normally invests primarily in common stocks. The Portfolio invests in securities of companies whose value the adviser believes is not fully recognized by the public.

PORTFOLIO                       INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
-----------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio   -  This Portfolio seeks capital appreciation. The Portfolio invests primarily in common stocks. The Portfolio invests in securities of companies the adviser believes have above-average growth potential

Fidelity VIP Growth & Income    -  This Portfolio seeks high total return through a combination of
Portfolio                          current income and capital appreciation. The Portfolio normally invests the majority of its assets in domestic and foreign equity securities, with a focus on those that pay current dividends and show potential earnings growth. However, the Portfolio may buy debt securities as well as equity securities that are not
                                   currently paying dividends, but offer prospects for capital appreciation or future income.

Fidelity VIP High Income        -  This Portfolio seeks a high level of current income, while also
Portfolio                          considering growth of capital. The Portfolio normally invests primarily in domestic and foreign income-producing debt
                                   securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

Fidelity VIP Index 500          -  This Portfolio seeks to provide investment results that
Portfolio                          correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. To achieve this objective, the Portfolio normally invests at least 80% of its assets in common stocks included in the S&P 500.

Fidelity VIP Mid Cap            -  This Portfolio seeks long-term growth of capital. The Portfolio
Portfolio                          normally invests at least 80% of its total assets in securities of companies with medium market capitalizations. The investment adviser invests primarily in common stocks.

Fidelity VIP Overseas          -  This Portfolio seeks long-term growth of capital. Normally, at
Portfolio                         least 80% of the Portfolio's total assets will be invested in foreign equity securities. The Portfolio may also invest in U.S.
                                  issuers.



FRANKLIN TEMPLETON. Franklin Advisers, Inc. serves as the investment adviser to the Franklin Real Estate. Small Mid-Cap Growth Securities and U.S. Government Funds; Franklin Advisory Services, LLC serves as the investment adviser to the Franklin Small Cap Value Securities Fund; Franklin Mutual Advisers, LLC serves as the investment adviser to the Mutual Shares Securities Fund; and Templeton Global Advisors Limited serves as the investment adviser to the Templeton Growth Securities Fund.



PORTFOLIO                       INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------
Franklin Real Estate Fund       -  This Fund seeks capital appreciation with current income as a secondary goal. The Fund normally invests at least 80% of its net assets in investments of companies operating in the real estate sector.

PORTFOLIO                       INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------
Franklin Small Mid-Cap Growth   -  This Fund seeks long-term capital growth. The Fund normally
Securities Fund (formerly          invests at least 80% of its net assets in investments of small
known as Franklin Small Cap        capitalization (small-cap) and mid capitalization (mid-cap)
Fund                               companies. For this Fund, small-cap companies are those with market capitalization values not exceeding: $1.5 billion or the highest market capitalization value in the Russell 2000(R) Index, whichever is greater, at the time of purchase; and mid-cap companies are those with market capitalization values not
                                   exceeding $8.5 billion, at the time of purchase.

Franklin Small Cap Value        -  This Fund seeks long-term total return. The Fund normally invests
Securities Fund                    at least 80% of its net assets in investments of small
                                   capitalization companies, and invests primarily to predominantly in equity securities. For this Fund, small-cap companies are those with market capitalization values not exceeding $2.5 billion at the time of purchase.

Franklin U.S. Government Fund   -  This Fund seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities, primarily in fixed and variable rate mortgage-backed securities.

Mutual Shares Securities Fund   -  This Fund seeks capital appreciation with income as a secondary goal. The Fund normally invests mainly in U.S. equity securities, and substantially in undervalued stocks, risk arbitrage
                                   securities and distressed companies.

Templeton Growth Securities     -  This Fund seeks long-term capital growth. The Fund normally
Fund                               invests mainly in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging
                                   markets.


J.P. MORGAN SERIES TRUST II. J.P. Morgan Investment Management Inc. serves as the investment adviser to the Portfolios.


PORTFOLIO                       INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------
JPMorgan Mid Cap Value          -  The Portfolio seeks growth from capital appreciation by investing
Portfolio                          at least 80% of its Assets in equity securities of mid-cap companies. "Assets" means net assets, plus the amount of
                                   borrowings for investment purposes. Mid-cap companies are
                                   companies with market capitalizations between $1 billion to $20 billion at the time of purchase.

JPMorgan Small Company          -  This Portfolio seeks to provide high total return from a
Portfolio                          portfolio of small company stocks. Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity investments of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations similar to those within the universe of the Russell 2000(R) Index at the time of purchase.

SUMMIT PINNACLE SERIES OF SUMMIT MUTUAL FUNDS INC. Summit Investment Partners, Inc. serves as the investment adviser to the Portfolios.


PORTFOLIO                       INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------
NASDAQ-100 Index Portfolio      -  This Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ-100 Index. The Portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least 95%
                                   between the total return of its net assets before expenses and the total return of the NASDAQ-100 Index.

Russell 2000 Small Cap Index    -  This Portfolio seeks investment results that correspond to the
Portfolio                          investment performance of U.S. common stocks, as represented by the Russell 2000(R) Index. The Portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least 95%
                                   between the total return of its net assets before expenses and the total return of the Russell 2000(R) Index.

S&P MidCap 400 Index            -  This Portfolio seeks investment results that correspond to the
Portfolio                          total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index. The Portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least 95%
                                   between the total return of its net assets before expenses and the total return of the S&P MidCap 400 Index.


T. ROWE PRICE EQUITY SERIES, INC. T. Rowe Price Associates, Inc. is the investment adviser to the Portfolios.


PORTFOLIO                       INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------
Equity Income Portfolio         -  This Portfolio seeks to provide substantial dividend income and long-term capital appreciation by investing primarily in
                                   dividend-paying common stocks of established companies considered by the adviser to have favorable prospects for both increasing dividends and capital appreciation.

Mid-Cap Growth Portfolio*       -  This Portfolio seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks with the potential for above-average earnings growth. The investment adviser defines mid-cap companies as those whose market capitalization falls within the range of companies in either the Standard & Poor's
                                   Mid-Cap 400 Index or the Russell Mid-Cap Growth Index.

                                   * THE T. ROWE PRICE MID-CAP GROWTH PORTFOLIO IS NOT AVAILABLE AS
                                   AN INVESTMENT OPTION FOR CONTRACTS ISSUED ON OR AFTER MAY 1,
                                   2004.

New America Growth Portfolio    -  This Portfolio seeks to provide long-term growth of capital by investing primarily in the common stocks of companies operating in sectors the investment adviser believes will be the fastest growing in the U.S. Fast-growing companies can be found across an array of industries in today's "new America".

Personal Strategy Balanced      -  This Portfolio seeks the highest total return over time
Portfolio                          consistent with an emphasis on both capital appreciation and income. The Portfolio pursues its objective by investing in a diversified portfolio typically consisting of approximately 60%
                                   stocks, 30% bonds and 10% money market securities.

T. ROWE PRICE INTERNATIONAL SERIES, INC. T. Rowe Price International, Inc. is the investment adviser to the Portfolio.


PORTFOLIO                       INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------
International Stock Portfolio   -  This Portfolio seeks to provide capital appreciation through investments primarily in common stocks of established companies based outside the United States.


     The Funds currently sell shares: (a) to the Account as well as to separate accounts of insurance companies that may or may not be affiliated with the Company or each other; and (b) to separate accounts to serve as the underlying investment for both variable insurance policies and variable annuity contracts. We currently do not foresee any disadvantages to owners arising from the sale of shares to support variable annuity contracts and variable life insurance policies, or from shares being sold to separate accounts of insurance companies that may or may not be affiliated with the Company. However, we will monitor events in order to identify any material irreconcilable conflicts that might possibly arise. In that event, we would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects owners, we will take appropriate action on our own, which may include withdrawing the Account's investment in that Fund. (See the Fund prospectuses for more detail.)

     We may receive different amounts of compensation from an investment adviser, distributor and/or affiliate(s) of one or more of the Funds based upon an annual percentage of the average assets we hold in the Investment Options. These amounts, which may vary by adviser, distributor and/or Fund affiliate(s), are intended to compensate us for administrative and other services we provide to the Funds and/or affiliate(s) and may be significant. The amounts we currently receive on an annual basis range from 0.10% to 0.25% of the annual average assets we hold in the Investment Options. In addition, EquiTrust Marketing Services, LLC, the principal underwriter of the Contract receives 12b-1 fees deducted from certain portfolio assets attributable to the Contract for providing distribution and shareholder support services to some Investment Options.

     Each Fund is registered with the SEC as an open-end, diversified management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

     We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held in the Account or that the Account may purchase. We reserve the right to eliminate the shares of any Investment Option and to substitute any shares of another Investment Option. We also may substitute shares of funds with fees and expenses that are different from the Funds. We will not substitute any shares attributable to your interest in a Subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

     We also reserve the right to establish additional subaccounts of the Account, each of which would invest in a new Investment Option, or in shares of another investment company with a specified investment objective. We may limit the availability of any new Investment Option to certain classes of purchasers. We may establish new subaccounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new subaccounts available to existing Owners on a basis we determine. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant.

     In the event of any such substitution, deletion or change, we may make appropriate changes in this and other contracts to reflect such substitution, deletion or change. If you allocated all or a portion of your premiums to any of the current Subaccounts that are being substituted for or deleted, you may surrender the portion of the Accumulated Value funded by such Subaccount without paying the associated surrender charge. You may also transfer the portion of the Accumulated Value affected without paying a transfer charge.

     If we deem it to be in the best interest of persons having voting rights under the Contracts, we may:

        - operate the Account as a management investment company under the 1940 Act,

        - deregister the Account under that Act in the event such registration is no longer required, or

        -  combine the Account with our other separate accounts.

     In addition, we may, when permitted by law, restrict or eliminate your voting rights under the Contract.

DESCRIPTION OF ANNUITY CONTRACT

ISSUANCE OF A CONTRACT


     You must complete an application in order to purchase a Contract, which can be obtained through a licensed representative of the Company, who is also a registered representative of EquiTrust Marketing Services, LLC ("EquiTrust Marketing"). Your Contract Date will be the date the properly completed application is received at our Home Office. (If this date is the 29th, 30th or 31st of any month, the Contract Date will be the 28th of such month.) See "DESCRIPTION OF ANNUITY CONTRACT--Allocation of Premiums" for our procedures upon receipt of an incomplete application. The Company sells Qualified Contracts for retirement plans that qualify for special federal tax treatment under the Code, and also sells Non-Qualified Contracts. IRAs and other retirement plans that qualify for special federal tax treatment already have the tax-deferral feature found in the Contract; therefore, you should consider whether the features and benefits unique to the Contract are appropriate for your needs prior to purchasing a Qualified Contract. We do not apply a maximum age for owners on the Contract Date.


     Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent registered representatives fail to forward applications, premium payments and transaction requests to our Home Office on a timely basis.

PREMIUMS

     The minimum initial premium amount the Company will accept is $1,000. (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make mimimum subsequent premium payments of $50 or more at any time during the Annuitant's lifetime and before the Retirement Date.

     You may elect to receive premium reminder notices based on annual, semi-annual or quarterly payments. You may change the amount of the premium and frequency of the notice at any time. Also, under the Automatic Payment Plan, you can elect a monthly payment schedule for premium payments to be automatically deducted from a bank account or other source. Your Contract will not necessarily lapse even if additional premiums are not paid. You should forward all premium payments to our Home Office.

     If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to provide additional information about your account to government regulators.

FREE-LOOK PERIOD

     We provide for an initial "free-look" period during which time you have the right to return the Contract within 20 days after you receive it. (Certain states may provide for a 30 day free-look period in a replacement situation.) If you return the Contract, it will become void and you will receive the greater of:

        -  premiums paid, or

        - the Accumulated Value on the date we receive the returned Contract at our Home Office, plus administrative charges and any other charges deducted from the Account.

ALLOCATION OF PREMIUMS

     Upon receipt at our Home Office of your properly completed Contract application and initial premium payment, we will allocate the initial premium to the Money Market Subaccount within two Business Days. We deem receipt to occur on a Business Day if we receive your properly completed Contract application and premium payment at our Home Office before 3:00 p.m. central time. If received on or after 3:00 p.m. central time, we deem receipt to occur on the following Business Day. If your application is not properly completed, we reserve the right to retain your initial premium for up to five business days while we attempt to complete the application. At the end of this 5-day period, if the application is not complete, we will inform you of the reason for the delay and we will return the initial premium immediately, unless you specifically provide us your consent to retain the premium until the application is complete.

     You may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option; however, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option. (You must invest a minimum of 10% in each Investment Option. All percentages must be in whole numbers.) If your Contract was issued on or after May 1, 2004, you may not invest in the T. Rowe Price Mid-Cap Growth Subaccount.

        - Notwithstanding your allocation instructions, we will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract Date. We will also allocate any additional premiums received during this 10-day period to the Money Market Subaccount.

        - At the end of that period, we will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.


        - We will allocate subsequent premiums in the same manner at the end of the Valuation Period we receive them at our Home Office, unless the allocation percentages are changed. We must receive a premium payment by 3:00 p.m. central time for the premium to be allocated that Business Day. Premiums received at or after 3:00 p.m. central time will be allocated on the following Business Day.


        - You may change your allocation instructions at any time by sending Written Notice to our Home Office. If you change your allocation percentages, we will allocate subsequent premium payments in accordance with the allocation instructions in effect. Changing your allocation instructions will not alter the allocation of your existing Accumulated Values among the Subaccounts or the Declared Interest Option.

        - You may, however, direct individual payments to a specific Subaccount, the Declared Interest Option, or any combination thereof, without changing the existing allocation instructions.

     Because the Accumulated Values in each Subaccount will vary with that Subaccount's investment performance, you bear the entire investment risk for amounts allocated to the Subaccount. You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.

VARIABLE ACCUMULATED VALUE

     The variable accumulated value of your Contract will reflect the investment performance of your selected Subaccounts, any premiums paid, surrenders or partial withdrawals, transfers and charges assessed. The Company does not guarantee a minimum variable accumulated value, and, because your Contract's variable accumulated value on any future date depends upon a number of variables, it cannot be predetermined.

     CALCULATION OF VARIABLE ACCUMULATED VALUE. Your Contract's variable accumulated value is determined at the end of each Valuation Period and is the aggregate of the values in each of the Subaccounts under your Contract. These values are determined by multiplying each Subaccount's unit value by the number of units allocated to that Subaccount.

     DETERMINATION OF NUMBER OF UNITS. The amounts allocated to your selected Subaccounts are converted into Subaccount units. The number of units credited to each Subacount in your Contract is calculated at the end of the Valuation Period by dividing the dollar amount allocated by the unit value for that Subaccount. At the end of the Valuation Period, we will increase the number of units in each Subaccount by:

        -  any premiums paid, and

        - any amounts transferred from another Subaccount or the Declared Interest Option.

     We will decrease the number of units in each Subaccount by:

        -  any amounts withdrawn,

        -  applicable charges assessed, and

        - any amounts transferred to another Subaccount or the Declared Interest Option.

     DETERMINATION OF UNIT VALUE. We have set the unit value for each Subaccount's first Valuation Period at $10. We calculate the unit value for a Subaccount for each subsequent Valuation Period by dividing (a) by (b) where:

          (a) is the net result of:

                    1. the value of the net assets in the Subaccount at the end of the preceding Valuation Period; plus

                    2. the investment income and capital gains, realized or unrealized, credited to the Subaccount during the current Valuation Period; minus

                    3. the capital losses, realized or unrealized, charged against the Subaccount during the current Valuation Period; minus

                    4. any amount charged for taxes or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount; minus

                    5. the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

          (b) is the number of units outstanding at the end of the preceding Valuation Period.

TRANSFER PRIVILEGE


     You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date. We will process all transfers based on the net asset value next determined after we receive your signed Written Notice at our Home Office.


        - The minimum amount of each transfer is $100 or the entire amount in that Subaccount or Declared Interest Option, if less.

        - Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option.

        - If a transfer would reduce the Accumulated Value in the Declared Interest Option below $1,000, you may transfer the entire amount in that option.

        - The Company waives the transfer processing fee for the first twelve transfers during a Contract Year.

        - The Company may assess a transfer processing fee of $25 for the 13th and each subsequent transfer during a Contract Year.

           We process transfers at the unit values next determined after we receive your request at our Home Office. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time, we will process the transfer at the unit values calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time, we will process the transfer at the unit values calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based upon the time noted at the beginning of the transmission.

        - We allow an unlimited number of transfers among or between the Subaccounts or the Declared Interest Option. (See "DECLARED INTEREST OPTION--Transfers from Declared Interest Option.") However, if your Contract was issued on or after May 1, 2004, you may not transfer Accumulated Value to the T. Rowe Price Mid-Cap Growth Subaccount.

     All transfer requests received in a Valuation Period will be considered to be one transfer, regardless of the Subaccounts or Declared Interest Option affected. We will deduct the transfer processing fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash.

     You may also transfer monies via telephone request if you selected this option on your initial application or have provided us with proper authorization. We reserve the right to suspend telephone transfer privileges at any time.

     We will employ reasonable procedures to confirm that telephone instructions are genuine. We are not liable for any loss, damage or expense from complying with telephone instructions we reasonably believe to be authentic.

     CAUTION: Telephone transfer privileges may not always be available. Telephone systems, whether yours, your service provider's or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make a written request to our Home Office.


     ADDITIONAL LIMITATIONS ON TRANSFERS. When you make a request to transfer Accumulated Value from one Subaccount to another, your request triggers the purchase and redemption of shares of the affected Investment Options. Therefore, an Owner who makes frequent transfers among the Subaccounts available under this Contract causes frequent purchases and redemptions of shares of the Investment Options.

     Frequent purchases and redemptions of shares of the Investment Options may dilute the value of the shares if the frequent trading involves an effort to take advantage of the possibility of a lag between a change in the value of an Investment Option's portfolio securities and the reflection of that change in the Investment Option's share price. This strategy, sometimes referred to as "market timing," involves an attempt to buy shares of an Investment Option at a price that does not reflect the current market value of the portfolio securities of the Investment Option, and then to realize a profit when the shares are sold the next Business Day or thereafter. In addition, frequent purchases and redemptions of shares of the Investment Options may increase brokerage and administrative costs of the Investment Options, and may disrupt an Investment Option's portfolio management strategy, requiring it to maintain a high cash position and possibly resulting in lost opportunity costs and forced liquidations.

     For the reasons discussed, frequent transfers by an Owner between the Subaccounts may adversely affect the long-term performance of the Investment Options, which may, in turn, adversely affect other Owners and other persons who may have material rights under the Contract (e.g., Beneficiaries). We endeavor to protect long-term Owners by maintaining policies and procedures to discourage frequent transfers among Subaccounts under the Contracts, and have no arrangements in place to permit any Owner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this Contract.

     If we determine that you are engaging in frequent transfer activity among Subaccounts, we may, without prior notice, limit your right to make transfers. We monitor for frequent transfer activity among the Subaccounts based upon established parameters that are applied consistently to all Owners. Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. For purposes of applying the parameters used to detect frequent transfers, we may aggregate transfers made in two or more Contracts that we believe are related (e.g., two Contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). We do not apply our policies and procedures to discourage frequent transfers to the dollar cost averaging or asset rebalancing programs.

     If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any disadvantage to other Owners and persons with material rights under a Contract. We will not grant waivers or make exceptions to, or enter into special arrangements with, any Owners who violate these parameters, although we may vary our policies and procedures among our other variable insurance contracts and separate accounts and may be more restrictive with regard to certain variable contracts or Subaccounts than others. If we impose any restrictions on your transfer activity, we will notify you in writing. Restrictions that we may impose include requiring you to make your transfer requests in writing through the U.S. Postal Service or otherwise restricting telephone transfer privileges.

     Please note that the limits and restrictions described here are subject to the Company's ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers among the Subaccounts available under this Contract, there is no assurance that we will be able to detect and/or to deter the frequent transfers of such Owners or intermediaries acting on behalf of Owners. Moreover, our ability to discourage and restrict frequent transfer activity may be limited by provisions of the Contract.

     We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity that may adversely affect other Owners, other persons with material rights under the Contracts, or Investment Option shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on Owners engaging in frequent transfer activity among the Subaccounts under the Contract. In addition, we may not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of its corresponding Investment Option. If an Investment Option's policies and procedures require it to restrict or refuse transactions by the Account as a result of activity initiated by you, we will inform you (and any third party acting on your behalf) of actions taken to affect your transfer activity.

     The Investment Options may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Investment Options describe any such policies and procedures. The frequent trading policies and procedures of an Investment Option may be different, and more or less restrictive, than the frequent trading policies and procedures of other Investment Options and the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts. Owners should be aware that we may not have the contractual obligation or the operational capacity to monitor Owners' transfer requests and apply the frequent trading policies and procedures of the respective Investment Options that would be affected by the transfers. Accordingly, Owners and other persons who have material rights under the Contracts should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts.

     Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Investment Options generally are "omnibus" orders from intermediaries such as retirement plans or insurance company separate accounts funding variable annuity contracts or variable insurance policies ("variable contracts"). The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable contracts. The omnibus nature of these orders may limit the Investment Options' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Investment Options will not be harmed by transfer activity relating to the retirement plans and/or insurance companies that may invest in the Investment Options. These other insurance companies are responsible for establishing their own policies and procedures to monitor for frequent transfer activity. If any of these companies' policies and procedures fail to successfully discourage frequent transfer activity, it will affect other insurance companies which own the Investment Option shares, as well as the contract owners of all of the insurance companies, including the Company, whose Subaccounts correspond to the affected Investment Options. In addition, if an Investment Option believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in frequent transfer activity, the Investment Option may reject the entire omnibus order and thereby interfere with the Company's ability to satisfy its contractual obligations to Owners.

     We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners.

     In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice. We also reserve the right to implement and administer redemption fees imposed by one or more of the Funds in the future.


PARTIAL WITHDRAWALS AND SURRENDERS

     PARTIAL WITHDRAWALS. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date.

        -  The minimum amount which you may partially withdraw is $500.

        - If your partial withdrawal reduces your Accumulated Value to less than $2,000, it may be treated as a full surrender of the Contract.

     We will process your partial withdrawal based on the net asset value next determined after we receive your written request at our Home Office. This means that if we receive your written request for partial withdrawal prior to 3:00 p.m. central time, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time that Business Day. If we receive your written request for partial withdrawal at or after 3:00 p.m. central time, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time on the following Business Day.

     In each Contract Year, you may annually withdraw a maximum of 10% of the Accumulated Value calculated as of the most recent prior Contract Anniversary without incurring a surrender charge. You may elect to have any applicable surrender charge deducted from your remaining Accumulated Value or the amount partially withdrawn. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")

     You may specify the amount of the partial withdrawal to be made from selected Subaccounts or the Declared Interest Option. If you do not so specify, or if the amount in the designated Subaccount(s) or

     Declared Interest Option is insufficient to comply with your request, we will make the partial withdrawal from each Subaccount or the Declared Interest Option based on the proportion that these values bear to the total Accumulated Value on the date we receive your request at our Home Office.


     Should your partial withdrawal result in a full surrender of you Contract, we will contact you or your registered representative, prior to processing, to explain the consequences of the withdrawal and confirm your written request. If we are unable to contact you, or you instruct us to process the partial withdrawal, we will pay the Net Accumulated Value within seven days of receipt of your original written request at our Home Office.


     SURRENDER. You may surrender your Contract upon Written Notice on or before the Retirement Date. We will determine your Net Accumulated Value based on the net asset value next determined after we receive your written request and your Contract at our Home Office. This means that if we receive your written request to surrender the Contract prior to 3:00 p.m. central time, we will calculate the Net Accumulated Value for your Contract as of 3:00 p.m. central time that Business Day. If we receive your written request to surrender the Contract at or after 3:00 p.m. central time, we will calculate the Net Accumulated Value of your Contract as of 3:00 p.m. central time on the following Business Day.

     You may choose to have the Net Accumulated Value distributed to you as follows:

        -  under a payment option, or

        -  in a lump sum.

     FACSIMILE REQUESTS. You may request a partial withdrawal from or surrender of your Contract via facsimile.

        - Facsimile requests must be directed to 1-515-226-6870 at our Home Office. We are not liable for the timely processing of any misrouted facsimile request.

        - A request must identify your name and account number. We may require your address or social security number be provided for verification purposes.

        - We will compare your signature to your original Contract application. If there is any question as to the validity of the signature, we may require a signature guarantee or notarization to be provided.

        - Upon satisfactory receipt of transaction instructions, your partial withdrawal or surrender will be effective as of the end of the Valuation Period during which we receive the request at our Home Office. We treat facsimile requests as having been received based upon the time noted at the beginning of transmission.

        - A separate confirmation letter will be sent to you upon completion of the transaction. If your request is accompanied by a change of address or is received within 30 days of a prior address change, we will send a confirmation letter to both the old and new addresses.

        - We will employ reasonable procedures to confirm that facsimile requests are genuine. We are not liable for any loss, damage, or expense from complying with facsimile requests we reasonably believe to be authentic.

           CAUTION: Facsimile privileges may not always be available. Telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should submit a written request to our Home Office. We are not liable for any processing delays related to a failure of the telephone system.

        - We reserve the right to deny any transaction request made by facsimile.

     We may terminate this privilege at any time.

     SURRENDER AND PARTIAL WITHDRAWAL RESTRICTIONS. Your right to make partial withdrawals and surrenders is subject to any restrictions imposed by applicable law or employee benefit plan. You may realize adverse federal income tax consequences, including a penalty tax, upon utilization of these features. See "FEDERAL TAX MATTERS--Taxation of Annuities" and "--Taxation of Qualified Contracts."

TRANSFER AND WITHDRAWAL OPTIONS

     You may elect the following options on your initial application or at a later date by completing the applicable request form and returning it to the Home Office. The options selected will remain in effect until we receive a written termination request from you at the Home Office.


     AUTOMATIC REBALANCING. We offer an asset rebalancing program under which we will automatically transfer amounts to maintain a particular percentage allocation among the Subaccounts and the Declared Interest Option. The asset rebalancing program automatically reallocates the Accumulated Value in the Subaccounts and the Declared Interest Option quarterly, semi-annually or annually, to match your Contract's then-effective premium allocation instructions. The asset rebalancing program will transfer Accumulated Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). The asset rebalancing program does not guarantee gains,nor does it assure that any Subaccount will not have losses.


        - Under the asset rebalancing program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option.


        - This feature is free and is not considered in the twelve free transfers during a Contract Year.


        - This feature cannot be utilized in combination with the dollar cost averaging program.

     DOLLAR COST AVERAGING. You may elect to participate in a dollar cost averaging program. Dollar Cost Averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Declared Interest Option over a period of time. This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy. Implementation of the dollar cost averaging program does not guarantee profits, nor protect you against losses. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

     To participate in the dollar cost averaging program, you must place at least $1,200 in a single "source account." Each month, we will automatically transfer equal amounts from the source account to your designated "target accounts."

        -  The minimum amount of each transfer is $100.

        - Under the dollar cost averaging program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option. If your Contract was issued on or after May 1, 2004, you may not make transfers to the T. Rowe Price Mid-Cap Growth Subaccount under the dollar cost averaging program.

        - You select the date to implement this program which will occur on the same date each month, or on the next Business Day.

        - We will terminate this option when monies in the source account are inadequate, or upon receipt of a written request at our Home Office.

        - This feature is considered in the twelve free transfers during a Contract Year. All transfers made on the same date count as one transfer.

        - This feature is free and cannot be utilized in combination with the automatic rebalancing or systematic withdrawal programs.

     SYSTEMATIC WITHDRAWALS. You may elect to receive automatic partial withdrawals.

           - You specify the amount of the partial withdrawals to be made from selected Subaccounts or the Declared Interest Option.

           - You specify the allocation of the withdrawals among the Subaccounts and Declared Interest Option, and the frequency (monthly, quarterly, semi-annually or annually).

           -  The minimum amount which you may withdraw is $100.

           - The maximum amount which you may withdraw is that which would leave the remaining Accumulated Value equal to $2,000.

           - You may annually withdraw a maximum of 10% of Accumulated Value without incurring a surrender charge. See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE."

           - Withdrawals in excess of 10% of Accumulated Value as of the most recent Contract Anniversary are subject to a surrender charge.

           - Distributions will take place on the same date each month as the Contract Date or on the next Business Day.

           - You may change the amount and frequency upon written request to our Home Office.

           - This feature cannot be utilized in combination with the dollar cost averaging program.

     We may terminate the Automatic Rebalancing, Dollar Cost Averaging and Systematic Withdrawal privileges at any time.

DEATH BENEFIT BEFORE THE RETIREMENT DATE

     DEATH OF OWNER. If an Owner dies prior to the Retirement Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the Annuitant becomes the new Owner unless the deceased Owner was also the Annuitant. If the deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern unless the deceased Owner was one of two joint Annuitants. (In the latter event, the surviving Annuitant becomes the Owner.)


     1. If the sole surviving Owner or the sole new Owner is the spouse of the deceased Owner, he or she may continue the Contract as the new Owner.


     2. If the surviving Owner or the new Owner is not the spouse of the deceased Owner:


           - he or she may elect to receive the Net Accumulated Value in a single sum within 5 years of the deceased Owner's death, or

           - he or she may elect to receive the Net Accumulated Value paid out under one of the annuity payment options, with payments beginning within one year after the date of the Owner's death and with payments being made over the lifetime of the Owner, or over a period that does not exceed the life expectancy of the Owner.


     Under either of these options, surviving Owners or new Owners may exercise all ownership rights and privileges from the date of the deceased Owner's death until the date that the Net Accumulated Value is paid.


     In the case of a non-natural Owner of the Contract, the death of the Annuitant shall be treated as the death of the Owner.


     Other rules may apply to a Qualified Contract.

     DEATH OF AN ANNUITANT. If the Annuitant dies before the Retirement Date, we will pay the death benefit under the Contract to the Beneficiary. In the case of a single Beneficiary, the death benefit will be determined as of the date we receive Due Proof of Death. If the death benefit is payable to more than one Beneficiary, the amount of the death benefit will be determined for the first Beneficiary to submit instructions for the distribution of proceeds as of the date we receive Due Proof of Death. Proceeds payable to any other Beneficiary will remain unpaid until distribution instructions are received from the Beneficiary. Therefore, proceeds payable to Beneficiaries other than the first Beneficiary to submit instructions for the distribution of proceeds may be subject to fluctuations in market value. If there is no surviving Beneficiary, we will pay the death benefit to the Owner or the Owner's estate.

     If the Annuitant's age on the Contract Date was less than 76, we will determine the death benefit as of the date we receive Due Proof of Death and the death benefit will equal the greatest of:

        - the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges);

        -  the Accumulated Value; or

        -  the Performance Enhanced Death Benefit (PEDB) amount.

     On dates we calculate the PEDB amount, the PEDB amount will be based on the Accumulated Value under the Contract. We may reduce the PEDB amount by the amount of any partial withdrawal reduction. The PEDB amount will be equal to zero on the Contract Date if we have not received your initial premium payment. At the time you make your initial premium payment, the PEDB amount will equal the initial premium payment. We will calculate the PEDB amount:
     (1) on each Contract Anniversary; (2) at the time you make a premium payment or partial withdrawal; and (3) on the Annuitant's date of death. After your initial premium payment, the PEDB amount on each calculation date will equal the greater of: (1) the PEDB amount last calculated less any partial withdrawal reductions; or (2) the then current Accumulated Value.

     We will continue to recalculate the PEDB amount on each Contract Anniversary until the Contract Anniversary immediately prior to the oldest Annuitant's 91st birthday. All subsequent PEDB amounts will be recalculated for additional premium payments or partial withdrawals only.

     If the Annuitant's age on the Contract Date was 76 or older, the death benefit will be determined as of the date we receive Due Proof of Death and is equal to the greater of:

        - the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges), or

        -  the Accumulated Value.

     A partial withdrawal reduction is defined as (a) times (b) divided by (c) where:

         (a)  is the death benefit immediately prior to withdrawal;

         (b) is the amount of the partial withdrawal (including applicable surrender charges); and

         (c)  is the Accumulated Value immediately prior to withdrawal.

     We will pay the death benefit to the Beneficiary in a lump sum within 5 years of the Anniutant's death unless the Owner or Beneficiary elects a payment option. We do not pay a death benefit if the Annuitant dies after the Retirement Date.

     If the Annuitant who is also an Owner dies, the provisions described immediately above apply except that the Beneficiary may only apply the death benefit payment to an annuity payment option if:

        - payments under the option begin within 1 year of the Annuitant's death, and

        - payments under the option are payable over the Beneficiary's life or over a period not greater than the Beneficiary's life expectancy.

     If the Owner's spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner.

     Other rules may apply to a Qualified Contract.


     INCREMENTAL DEATH BENEFIT RIDER. The Incremental Death Benefit Rider provides a death benefit that is in addition to the death benefit payable under your Contract. (This rider may not be available in all states. If available in your state, you may only elect the rider if you are 65 or younger. A registered representative can provide information on the availability of this rider.) There is no charge for this rider.


     If the Annuitant's age on the Contract Date is less than 76, the Incremental Death Benefit Rider, on the date we receive Due Proof of Death, will be equal to 40% of a) minus b), where:

         (a)  is the Accumulated Value; and

         (b) is the sum of all premium payments less the sum of all partial withdrawal reductions (described above).

     The Incremental Death Benefit cannot exceed 50% of (b) and will never be less than zero.

     This rider does not guarantee that any amounts under the rider will become payable at death. Market declines that result in the Accumulated Value being less than the premium payments received minus any partial withdrawal reductions will result in no Incremental Death Benefit being paid.

     The following example demonstrates how the Incremental Death Benefit works. It is based on HYPOTHETICAL values and is not reflective of past or future performance of the Investment Options in the Contract.


                         TOTAL
                       PREMIUMS     ACCUMULATED                                    INCREMENTAL
          DATE           PAID          VALUE          GAIN       DEATH BENEFIT    DEATH BENEFIT
          -------------------------------------------------------------------------------------
          5/1/2006     $ 100,000    $   100,000    $        0    $     100,000    $           0
          5/1/2026     $ 100,000    $   450,000    $  350,000    $     450,000    $      50,000



     If we receive Due Proof of Death on May 1, 2026, and there were no partial withdrawals made prior to the Annuitant's death, the Incremental Death Benefit will equal $50,000. This amount is determined by multiplying the gain in the Contract ($350,000) by 40%, which is $140,000; however, because the Incremental Death Benefit cannot exceed 50% of the total premiums paid ($100,000), the Incremental Death Benefit in this example is $50,000.


DEATH BENEFIT AFTER THE RETIREMENT DATE

     If an Owner dies on or after the Retirement Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the payee receiving annuity payments becomes the new Owner and retains the rights provided to Owners during the annuity period, including the right to name successor payees if the deceased Owner had not previously done so. On or after the Retirement Date, if any Owner dies before the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as quickly as under the method of distribution being used as of the date of death.

     If the Annuitant dies before 120 payments have been received, we will make any remaining payments to the Beneficiary. There is no death benefit payable if the Annuitant dies after the Retirement Date.

     Other rules may apply to a Qualified Contract.

PROCEEDS ON THE RETIREMENT DATE

     You select the Retirement Date. There is no minimum age required for the Annuitant to establish a Retirement Date. However, for Non-Qualified Contracts, the Retirement Date may be no later than the Annuitant's age 70 or 10 years after the Contract Date. For Qualified Contracts, the Retirement Date may be no later than the Annuitant's age 70 1/2 or such other date as meets the requirements of the Code.

     On the Retirement Date, we will apply the proceeds under a life income annuity payment option with ten years guaranteed, unless you choose to have the proceeds paid under another option or in a lump sum. (See "PAYMENT OPTIONS.") If a payment option is elected, we will apply the Accumulated Value less any applicable surrender charge. If a lump sum payment is chosen, we will pay the Net Accumulated Value on the Retirement Date.

     You may change the Retirement Date at any time before distribution payments begin, subject to these limitations:


        - we must receive Written Notice at the Home Office at least 30 days before the current Retirement Date;


        - the requested Retirement Date must be a date that is at least 30 days after receipt of the Written Notice; and

        - the requested Retirement Date must be no later than the Annuitant's 70th birthday or any earlier date required by law.

PAYMENTS

     We will usually pay any surrender, partial withdrawal or death benefit within seven days of receipt of a written request at our Home Office. We also require any information or documentation necessary to process the request, and in the case of a death benefit, we must receive Due Proof of Death. We may postpone payments if:

        - the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

        - the SEC permits by an order the postponement for the protection of Owners; or

        - the SEC determines that an emergency exists that would make the disposal of securities held in the Account or the determination of the value of the Account's net assets not reasonably practicable.

     If you have submitted a recent check or draft, we have the right to delay payment until we are assured that the check or draft has been honored.

     We have the right to defer payment of any surrender, partial withdrawal or transfer from the Declared Interest Option for up to six months. If payment has not been made within 30 days after receipt of all required documentation, or such shorter period as necessitated by a particular jurisdiction, we will add interest at the rate of 3% (or a higher rate if required by a particular state) to the amount paid from the date all documentation was received.

     If mandated under applicable law, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulator. We may be required to provide additional information about your account to government regulators.

MODIFICATION

     You may modify your Contract only if one of our officers agrees in writing to such modification.

     Upon notification to you, we may modify your Contract if:

        - necessary to make your Contract or the Account comply with any law or regulation issued by a governmental agency to which the Company is subject;

        - necessary to assure continued qualification of your Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

        -  necessary to reflect a change in the operation of the Account; or

        - the modification provides additional Subaccount and/or fixed accumulation options.

     We will make the appropriate endorsement to your Contract in the event of most such modifications.

REPORTS TO OWNERS

     We will mail to you, at least annually, a report containing the Accumulated Value of your Contract (reflecting each Subaccount and the Declared Interest Option), premiums paid, withdrawals taken and charges deducted since your last report, and any other information required by any applicable law or regulation.

INQUIRIES

     You may contact the Company in writing at our Home Office if you have any questions regarding your Contract.

CHANGE OF ADDRESS

     We confirm all Owner change of address requests by sending a confirmation to both the old and new addresses.

THE DECLARED INTEREST OPTION

     You may allocate some or all of your premium payments, and transfer some or all of your Accumulated Value, to the Declared Interest Option, which is part of the General Account and pays interest at declared rates guaranteed for each Contract Year (subject to a minimum guaranteed interest rate of 3%).

     IN COMPLIANCE WITH SPECIFIC STATE INSURANCE REGULATIONS, THE DECLARED INTEREST OPTION IS NOT AVAILABLE IN ALL STATES. A REGISTERED REPRESENTATIVE CAN PROVIDE INFORMATION ON THE AVAILABILITY OF THIS INVESTMENT OPTION.

     The Declared Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933 (the "1933 Act"), and neither the Declared Interest Option nor the Company's General Account has been registered as an investment company under the 1940 Act. Therefore, neither the Company's General Account, the Declared Interest Option, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts, which are included in this Prospectus, are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     The portion of your Accumulated Value allocated to the Declared Interest Option (the "Declared Interest Option accumulated value") will be credited with rates of interest, as described below. Since the Declared Interest Option is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company's general liabilities from business operations.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

     The Declared Interest Option accumulated value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. While we intend to credit the Declared Interest Option accumulated value with current rates in excess of the minimum guarantee, we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates, and any interest credited on your amounts in the Declared Interest Option in excess of the minimum guaranteed rate will be determined in the sole discretion of the Company. You, therefore, assume the risk that interest credited may not exceed the guaranteed rate.

     Occasionally, we establish new current interest rates for the Declared Interest Option. The rate applicable to your Contract is the rate in effect on your most recent Contract Anniversary. This rate will remain unchanged until your next Contract Anniversary (i.e., for your entire Contract Year). During each Contract Year, your entire Declared Interest Option accumulated value (including amounts allocated or transferred to the Declared Interest Option during the year) is credited with the interest rate in effect for that period and becomes part of your Declared Interest Option accumulated value.

     We reserve the right to change the method of crediting interest, provided that such changes do not have the effect of reducing the guaranteed interest rate below 3% per annum, or shorten the period for which the current interest rate applies to less than a Contract Year.

     CALCULATION OF DECLARED INTEREST OPTION ACCUMULATED VALUE. The Declared Interest Option accumulated value is equal to:

        - amounts allocated and transferred to the Declared Interest Option, plus

        -  interest credited, less

        -  amounts deducted, transferred or withdrawn.

TRANSFERS FROM DECLARED INTEREST OPTION

     You may make an unlimited number of transfers from the Declared Interest Option to any or all of the Subaccounts in each Contract Year. The amount you transfer at one time may not exceed 25% of the Declared Interest Option accumulated value on the date of transfer. However, if the balance after the transfer would be than $1,000, you may transfer the entire amount. We process transfers from the Declared Interest Option on a last-in-first-out basis.

CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

     CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER. We apply a charge if you make a partial withdrawal from or surrender your Contract during the first six Contract Years. (The surrender charge period is guaranteed not to exceed a nine-year period.)

                     CONTRACT YEAR IN WHICH     CHARGE AS PERCENTAGE
                        WITHDRAWAL OCCURS       OF AMOUNT WITHDRAWAL
                     -----------------------------------------------
                               1                          6%
                               2                          5
                               3                          4
                               4                          3
                               5                          2
                               6                          1
                          7 and after                     0

     If surrender charges are not sufficient to cover sales expenses, the loss will be borne by the Company; conversely, if the amount of such charges proves more than enough, the Company will retain the excess. In no event will the total surrender charges assessed under a Contract exceed 9% of the total premiums paid under that Contract.

     If the Contract is being surrendered, the surrender charge is deducted from the Accumulated Value in determining the Net Accumulated Value. For a partial withdrawal, the surrender charge may, at the election of the Owner, be deducted from the Accumulated Value remaining after the amount requested is withdrawn or be deducted from the amount of the withdrawal requested.


     AMOUNTS NOT SUBJECT TO SURRENDER CHARGE. In each Contract Year you may annually withdraw a maximum of 10% of the Accumulated Value calculated as of the most recent prior Contract Anniversary without incurring a surrender charge (the "10% withdrawal privilege"). Under the 10% withdrawal privilege, you may receive up to 10% of the Accumulated Value through a single or multiple withdrawal(s) in a Contract Year. For purposes of determining the amount available during a Contract Year, we calculate the percentage of the Accumulated Value each withdrawal represents on the date the request is processed. You may not carry over any unused portion of the 10% withdrawal privilege to any subsequent Contract Year. If you subsequently surrender your Contract during the Contract Year, we will apply a surrender charge to any partial withdrawals you've taken during the Contract Year.


     SURRENDER CHARGE AT THE RETIREMENT DATE. We may assess a surrender charge against your Accumulated Value at the Retirement Date. We do not apply a surrender charge if you elect to receive a life contingent payment option. If you elect fixed annuity payments under payment options 2 or 4, we add the fixed number of years for which payments will be made under the payment option to the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender occurs for purposes of determining the charge that would apply based on the Table of Surrender Charges.


     WAIVER OF SURRENDER CHARGE. You may make a partial withdrawal from or surrender this Contract without incurring a surrender charge after the first Contract Year if the Annuitant is terminally ill (as defined in your Contract), stays in a qualified nursing center for 90 days, or is required to satisfy minimum distribution requirements in accordance with the Code. We must receive Written Notice, before the Retirement Date, at our Home Office in order to activate this waiver.


ANNUAL ADMINISTRATIVE CHARGE

     We apply an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. (This charge is guaranteed not to exceed $45.) We deduct this charge from your Accumulated Value and use it to reimburse us for administrative expenses relating to your Contract. We will make the withdrawal from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount's value bears to the total Accumulated Value. We do not assess this charge during the annuity payment period.

     We currently waive the annual administrative charge:


        - on the Contract Date with an initial premium payment of $50,000 or greater, or

        - if your Accumulated Value is $50,000 or greater on your most recent Contract Anniversary.


     We may terminate this waiver at any time.

TRANSFER PROCESSING FEE

     We waive the transfer processing fee for the first twelve transfers during a Contract Year, but may assess a $25 charge for the thirteenth and each subsequent transfer in a Contract Year. We will deduct this fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash. We may realize a profit from this fee.

MORTALITY AND EXPENSE RISK CHARGE

     We apply a daily mortality and expense risk charge at an annual rate of 1.40% (daily rate of 0.0038091%) (approximately 1.01% for mortality risk and 0.39% for expense risk). This charge is used to compensate the Company for assuming mortality and expense risks.

     The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Through these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk also includes a guarantee to pay a death benefit if the Owner/Annuitant dies before the Retirement Date. The expense risk we assume is that the annual administrative and transfer processing fees may be insufficient to cover actual future expenses.

     We may realize a profit from this charge and we may use such profit for any lawful purpose including paying distribution expenses.

INVESTMENT OPTION EXPENSES

     The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. (See the Expense Tables in this Prospectus and the accompanying Investment Option prospectuses.)

PREMIUM TAXES

     Currently, we do not charge for premium taxes levied by various states and other governmental entities on annuity contracts issued by insurance companies. These taxes range up to 3.5% and are subject to change. We reserve the right, however, to deduct such taxes from Accumulated Value.

OTHER TAXES

     Currently, we do not charge for any federal, state or local taxes incurred by the Company which may be attributable to the Account or the Contracts. We reserve the right, however, to make such a charge in the future.

PAYMENT OPTIONS

     The accumulation phase of your Contract ends on the Retirement Date you select (see "DESCRIPTION OF ANNUITY CONTRACT--Proceeds on the Retirement Date"). At that time, your proceeds will be applied under a payment option, unless you elect to receive this amount in a single sum. Should you not elect a payment option on the Retirement Date, proceeds will be paid as a life income annuity with payments guaranteed for ten years. The proceeds are the amount we apply to a payment option. The amount of proceeds will equal either: (1) the Net Accumulated Value if you are surrendering your Contract; (2) the death benefit if the Annuitant dies; or (3) the amount of any partial withdrawal you apply to a payment option. Although tax consequences may vary depending on the payment option elected, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. Once the investment in the Contract has been fully received, however, the full amount of each annuity payment is subject to tax as ordinary income.

     Prior to the Retirement Date, you may elect to have your proceeds applied under a payment option, or a Beneficiary can have the death benefit applied under a payment option. In either case, the Contract must be surrendered for a lump sum payment to be made, or for a supplemental agreement to be issued for the payment option. The supplemental agreement will show the rights and benefits of the payee(s) under the payment option selected.

     You can choose whether to apply any portion of your proceeds to provide either fixed annuity payments (available under all payment options), variable annuity payments (available under options 3 and 7 only), or a combination of both. If you elect to receive variable annuity payments, then you also must select the Subaccounts to which we will apply your proceeds.

     The annuity payment date is the date you select as of which we compute annuity payments. If you elect to receive variable annuity payments, the annuity payment date may not be the 29th, 30th or 31st day of any month. We compute the first annuity payment as of the initial annuity payment date you select. All subsequent annuity payments are computed as of annuity payment dates. These dates will be the same day of the month as the initial annuity payment date, or the first Business Day thereafter if the same day of a subsequent month as the initial annuity payment date is not a Business Day.


     Monthly annuity payments will be computed as of the same day each month as the initial annuity payment date. Quarterly annuity payments will be computed as of the same day in the 3rd, 6th, 9th, and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Semi-annual annuity payment dates will be computed as of the same day in the 6th and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Annual annuity payments will be computed as of the same day in each year as the initial annuity payment date. If you do not select a payment frequency, we will make monthly payments. Your choice of payment frequency and payout period with affect the amount of each payment. Increasing the frequency of payments or increasing the payout period will reduce the amount of each payment.


DESCRIPTION OF PAYMENT OPTIONS

     OPTION 1--INTEREST INCOME. The proceeds are left with the Company to earn a set interest rate. The payee may elect to have the interest paid monthly, quarterly, semi-annually or annually. Under this option, the payee may withdraw part or all of the proceeds at any time.

     OPTION 2--INCOME FOR A FIXED TERM. The proceeds are paid in equal installments for a fixed number of years.

     OPTION 3--LIFE INCOME OPTION WITH TERM CERTAIN. The proceeds are paid in equal amounts (at intervals elected by the payee) during the payee's lifetime with the guarantee that payments will be made for a specified number of years.

     OPTION 4--INCOME FOR FIXED AMOUNT. The proceeds are paid in equal installments (at intervals elected by the payee) for a specific amount and will continue until all the proceeds plus interest are exhausted.

     OPTION 5--JOINT AND TWO-THIRDS TO SURVIVOR MONTHLY LIFE INCOME. The proceeds are paid in equal installments while two joint payees live. When one payee dies, future payments equal to two-thirds of the initial payment will be made to the survivor for their lifetime.

     OPTION 6--JOINT AND ONE-HALF TO SURVIVING SPOUSE. The proceeds are paid in equal monthly installments while two payees live. When the principal payee dies, the payment to the surviving spouse is reduced by 50%. If the spouse of the principal payee dies first, the payment to the principal payee is not reduced.

     OPTION 7--JOINT AND 100% TO SURVIVOR MONTHLY LIFE INCOME OPTION. The proceeds are paid in monthly installments while two joint payees live. When one payee dies, future payments will be made to the survivor for their lifetime.

     Alternate Payment Options:

     The Company may make available alternative payment options.

ELECTION OF PAYMENT OPTIONS AND ANNUITY PAYMENTS

     While the Annuitant is living, you may elect, revoke or change a payment option at any time before the Retirement Date. Upon an Annuitant's death, if a payment option is not in effect or if payment will be made in one lump sum under an existing option, the Beneficiary may elect one of the options.

     We will initiate an election, revocation or change of a payment option upon receipt of your Written Notice at our Home Office.

     We have provided a brief description of the available payment options above. The term "effective date" means the date as of which the proceeds are applied to a payment option. The term "payee" means a person who is entitled to receive payment under a payment option.

     FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of a Contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the Contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary.

     FIXED ANNUITY PAYMENTS. Fixed annuity payments are periodic payments we make to the designated payee. The dollar amount of each payment does not change. We calculate the amount of each fixed annuity payment based on:

        -  the form and duration of the payment option chosen,

        -  the payee's age and sex,

        - the amount of proceeds applied to purchase the fixed annuity payments, and

        -  the applicable annuity purchase rate.

     We use a minimum annual interest rate of 3% to compute fixed annuity payments.We may, in our sole discretion, make fixed annuity payments based on a higher annual interest rate.

     We reserve the right to refuse the election of a payment option, and to make a lump sum payment to the payee if:

        -  the total proceeds would be less than $2,000;

        -  the amount of each payment would be less than $20; or

        - the payee is an assignee, estate, trustee, partnership, corporation or association.

     Under Option 1, proceeds earn a set interest rate and the payee may elect to receive some or all of the interest in equal periodic payments. Under Option 4, proceeds are paid in amounts and at intervals specified by the payee. For each other payment option, we determine the dollar amount of the first fixed annuity payment by multiplying the dollar amount of proceeds being applied to purchase fixed annuity payments by the annuity purchase rate for the selected payment option. Subsequent fixed annuity payments are of the same dollar amount unless we make payments based on an interest rate different from the interest rate we use to compute the first payment.

     VARIABLE ANNUITY PAYMENTS. Variable annuity payments are periodic payments we make to the designated payee, the amount of which varies from one annuity payment date to the next as a function of the investment performance of the Subaccounts selected to support such payments. The payee may elect to receive variable annuity payments only under Options 3 and 7. We determine the dollar amount of the first variable annuity payment by multiplying the dollar amount of proceeds being applied to purchase variable annuity payments on the effective date by the annuity purchase rate for the selected payment option. Therefore, the dollar amount of the first variable annuity payment will depend on:

        -  the dollar amount of proceeds being applied to a payment option,

        -  the payment option selected,

        -  the age and sex of the Annuitant, and


        - the assumed interest rate used in the variable payment option tables (4% per year).

     We calculate the dollar amount of the initial variable annuity payment attributable to each Subaccount by multiplying the dollar amount of proceeds to be allocated to that Subaccount on the effective date (as of 3:00 p.m. central time) by the annuity purchase rate for the selected payment option. The dollar value of the total initial variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

     An "annuity unit" is a measuring unit we use to monitor the value of the variable annuity payments. We determine the number of annuity units attributable to a Subaccount by dividing the initial variable annuity payment attributable to that Subaccount by the annuity unit value (described below) for that Subaccount for the Valuation Period ending on the effective date or during which the effective date falls if no Valuation Period ends on such date. The number of annuity units attributable to each Subaccount remains constant unless there is a transfer of annuity units (see "VARIABLE PAYMENT OPTIONS--TRANSFER OF ANNUITY UNITS" below).

     We calculate the dollar amount of each subsequent variable annuity payment attributable to each Subaccount by multiplying the number of annuity units of that Subaccount by the annuity unit value for that Subaccount for the Valuation Period ending as of the annuity payment date. The dollar value of each subsequent variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

     The annuity unit value of each Subaccount for its first Valuation Period was set at $1.00. The annuity unit value for each subsequent Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

          (a) is the annuity unit value for the immediately preceding Valuation Period;

          (b) is the net investment factor for that Valuation Period (described below); and

          (c) is the daily assumed interest factor for each day in that Valuation Period. The assumed interest rate we use for variable annuity payment options is 4% per year. The daily assumed interest factor derived from an assumed interest rate of 4% per year is 0.999893.

     We calculate the net investment factor for each Subaccount for each Valuation Period by dividing (x) by (y) and subtracting (z) from the result where:

        (x)  is the net result of:

             1. the value of the net assets in the Subaccount as of the end of the current Valuation Period; PLUS

             2. the amount of investment income and capital gains, realized or unrealized, credited to the net assets of the Subaccount during the current Valuation Period; MINUS

             3. the amount of capital losses, realized or unrealized, charged against the net assets of the Subaccount during the current Valuation Period; PLUS or MINUS

             4. any amount charged against or credited to the Subaccount for taxes, or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount;

        (y) is the net asset value of the Subaccount for the immediately preceding Valuation Period; and

        (z) is the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

     If the annualized net investment return of a Subaccount for an annuity payment period is equal to the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. If the annualized net investment return of a Subaccount for an annuity payment period exceeds the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will be greater than the payment for the prior period. To the extent that such annualized net investment return is less than the assumed interest rate, the payment for that period will be less than the payment for the prior period.

     For variable annuity payments, we reserve the right to:

          (1) refuse the election of a payment option if total proceeds are less than $5,000;

          (2)  refuse to make payments of less than $50 each; or

          (3) make payments at less frequent intervals if payments will be less than $50 each.

     VARIABLE PAYMENT OPTIONS--TRANSFER OF ANNUITY UNITS. By making a written or telephone request to us at any time after the effective date, the payee may transfer the dollar value of a designated number of annuity units of a particular Subaccount for an equivalent dollar amount of annuity units of another Subaccount. The transfer request will take effect as of the end of the Valuation Period when we receive the request. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based upon the time noted at the beginning of the transmission.

     On the date of the transfer, the dollar amount of a variable annuity payment generated from the annuity units of either Subaccount would be the same. The payee may transfer the dollar amount of annuity units of one Subaccount for annuity units of another Subaccount an unlimited number of times. We only permit such transfers between the Subaccounts.

     VARIABLE PAYMENT OPTIONS--SURRENDERS. By written request, a payee may make a full surrender of the payments remaining in the guarantee period of a variable payment option and receive the surrender value. We do not allow any partial withdrawals of the dollar amounts allocated to a payment option. The surrender value is equal to the commuted value of remaining payments in the guarantee period of a variable payment option.

     The commuted value is the present value of the remaining stream of payments in the guarantee period of a variable payment option, computed using the assumed interest rate and the annuity unit value(s) calculated as of the date we receive your surrender request. This means that if we receive your written request to surrender prior to 3:00 p.m. central time, we will calculate the annuity unit values as of 3:00 p.m. central time that Business Day. If we receive your written request to surrender at or after 3:00 p.m. central time, we will calculate the annuity unit values as of 3:00 p.m. central time on the following Business Day.

     We assume that each payment under a variable payment option would be equal to the sum of the number of annuity units in each Subaccount multiplied by the applicable annuity unit value for each Subaccount as of the end of the Valuation Period on the payment date selected.

     Please refer to APPENDIX A for more information on variable annuity payments.

YIELDS AND TOTAL RETURNS

     We may advertise, or include in sales literature, yields, effective yields and total returns for the Subaccounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each Subaccount may also advertise, or include in sales literature, performance relative to certain performance rankings and indices compiled by independent rating organizations. You may refer to the Statement of Additional Information for more detailed information relating to performance.

     The effective yield and total return calculated for each Subaccount is based on the investment performance of the corresponding Investment Option, which includes the Investment Option's total operating expenses. (See the accompanying Investment Option prospectuses.)

     The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. This yield is calculated by assuming that the income generated during that 30-day or one-month period is generated each period over 12-months and is shown as a percentage of the investment.

     The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. This yield is calculated by assuming that the income generated for that seven-day period is generated each period for 52-weeks and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


     The total return of a Subaccount refers to return quotations of an investment in a Subaccount for various periods of time. Total return figures are provided for each Subaccount for one-, five- and ten-year periods, respectively. For periods prior to the date the Account commenced operations, performance information is calculated based on the performance of the Investment Options and the assumption that the Subaccounts were in existence for those same periods, with the level of Contract charges which were in effect at inception of the Subaccounts.


     The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if you terminated your Contract at the end of each period indicated, but excluding any deductions for premium taxes).

     In addition to standardized average annual total return, non-standardized total return information may be used in advertisements or sales literature. Non-standardized return information will be computed on the same basis as described above, but does not include a surrender charge. In addition, the Company may disclose cumulative total return for Contracts funded by Subaccounts.

     Each Investment Option's yield, and standardized and non-standardized average annual total returns may also be disclosed, which may include investment periods prior to the date the Account commenced operations. Non-standardized performance data will only be disclosed if standardized performance data is also disclosed. Please refer to the Statement of Additional Information for additional information regarding the calculation of other performance data.

     In advertising and sales literature, Subaccount performance may be compared to the performance of other issuers of variable annuity contracts which invest in mutual fund portfolios with similar investment objectives. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers according to investment objectives on an industry-wide basis.

     The rankings provided by Lipper include variable life insurance issuers as well as variable annuity issuers, whereas the rankings provided by VARDS compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

     Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any deductions for operating expenses. Other independent ranking services and indices may also be used as a source of performance comparison.


     We may also report other information, including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.


FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

     This discussion is based on the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of these current tax laws and interpretations. Moreover, no attempt has been made to consider any applicable state or other tax laws.


     A Contract may be purchased on a non-qualified basis ("Non-Qualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). A Qualified Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408 or 408A of the Internal
     Revenue Code of 1986, as amended (the "Code"). The effect of federal income taxes on amounts held under a Contract or annuity payments, and on the economic benefit to the Owner, the Annuitant or the Beneficiary depends on the type of retirement plan, the tax and employment status of the individual concerned, and the Company's tax status. In addition, an individual must satisfy certain requirements in connection with:


        - purchasing a Qualified Contract with proceeds from a tax-qualified plan, and

        - receiving distributions from a Qualified Contract in order to continue to receive favorable tax treatment.

     Therefore, purchasers of Qualified Contracts are encouraged to seek competent legal and tax advice regarding the suitability and tax considerations specific to their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACT

     The Company believes that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in Accumulated Value will not be taxable until monies are received from the Contract, either in the form of annuity payments or in some other form. The following Code requirement must be met in order to be subject to annuity contract treatment for tax purposes:

     DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that separate account investments must be "adequately diversified" in accordance with Treasury regulations in order for Non-Qualified Contracts to qualify as annuity contracts for federal tax purposes. The Account, through each Investment Option, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in each Subaccount may be invested. Although the investment adviser of EquiTrust Variable Insurance Series Fund is an affiliate of the Company, we do not have control over the Fund or its investments. Nonetheless, the Company believes that each Investment Option in which the Account owns shares will meet the diversification requirements.

     OWNER CONTROL. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contract, we believe that the Owner of a Contract should not be treated as the owner of the assets of the Account. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent an Owner from being treated as the owner of the underlying assets of the Account.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity Contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

        - if any Owner dies on or after the Retirement Date but before the interest in the Contract has been fully distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and

        - if any Owner dies prior to the Retirement Date, the interest in the Contract will be distributed within five years after the date of the Owner's death.

     These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner's death. An Owner's designated Beneficiary is the person to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

     Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.

TAXATION OF ANNUITIES

THE FOLLOWING DISCUSSION ASSUMES THAT THE CONTRACTS WILL QUALIFY AS ANNUITY CONTRACTS FOR FEDERAL INCOME TAX PURPOSES.

     IN GENERAL. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs through a partial withdrawal, surrender or annuity payment. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulated Value (and in the case of a Qualified
     Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

     NON-NATURAL OWNER. A non-natural Owner of an annuity Contract generally must include any excess of cash value over the "investment in the contract" as income during the taxable year. However, there are some exceptions to this rule. Certain Contracts will generally be treated as held by a naturalperson if:

        - the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements);

        - the Contract is acquired by an estate of a decedent by reason of the death of the decedent;

        -  the Contract is issued in connection with certain Qualified Plans;

        - the Contract is purchased by an employer upon the termination of certain Qualified Plans;

        - the Contract is used in connection with a structured settlement agreement; or

        - the Contract is purchased with a single payment within a year of the annuity starting date and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

     A prospective Owner that is not a natural person should discuss these exceptions with their tax adviser.

     THE FOLLOWING DISCUSSION GENERALLY APPLIES TO CONTRACTS OWNED BY NATURAL PERSONS.

     PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS. Under Section 72(e) of the Code, if a partial withdrawal is taken from a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of the individual under a Contract which was not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the investment in the Contract can be zero. Special tax rules may be available for certain distributions from Qualified Contracts, and special rules apply to distributions from Roth IRAs.

     Under Section 72(e) of the Code, if a partial withdrawal is taken from a Non-Qualified Contract (including a withdrawal under the systematic withdrawal option), amounts received are generally first treated as taxable income to the extent that the Accumulated Value immediately before the partial withdrawal exceeds the investment in the Contract at that time. Any additional amount withdrawn is not taxable.

     In the case of a surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the investment in the Contract.

     Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity Contract for another and the Contract received is treated as a new Contract for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions and prospective Owners wishing to take advantage of
     Section 1035 should consult their tax adviser.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity Contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of the death of the Owner. Generally, such amounts are includible in the income of the recipient as follows:

        - if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or

        - if distributed under a payment option, they are taxed in the same way as annuity payments.

     For these purposes, the investment in the Contract remains the amount of any purchase payments which were not excluded from gross income.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, a 10% federal tax penalty may be imposed. However, generally, there is no penalty applied on distributions:

        -  made on or after the taxpayer reaches age 59 1/2;

        - made on or after the death of the holder (or if the holder is not an individual, the death of the primary Annuitant);

        -  attributable to the taxpayer becoming disabled;

        - as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary;

        - made under certain annuities issued in connection with structured settlement agreements;

        - made under an annuity Contract that is purchased with a single premium when the Retirement Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period; and

        - any payment allocable to an investment (including earnings thereon) made before August 14, 1982 in a contract issued before that date.


     Other tax penalties may apply to certain distributions under a Qualified Contract. Owners should consult their tax adviser.


     ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that any charges or deemed charges for certain optional benefits should be treated as taxable distributions to you. In particular, the Internal Revenue Service could take the position that any deemed charges associated with the Incremental Death Benefit Rider constitute a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to your reaching age 59 1/2. Although we do not believe that these amounts, if any, should be treated as taxable withdrawals you should consult your tax adviser prior to selecting any optional benefit under the Contract.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

     Certain tax consequences may result upon:

        -  a transfer of ownership of a Contract,

        - the designation of an Annuitant, payee or other Beneficiary who is not also the owner,

        -  the selection of certain Retirement Dates, or

        -  the exchange of a Contract.

     An Owner contemplating any of these actions should consult their tax adviser.

WITHHOLDING

     Generally, distributions from a Contract are subject to withholding of federal income tax at a rate which varies according to the type of distribution and the Owner's tax status. The Owner generally can elect not to have withholding apply.

     Eligible rollover distributions from section 401(a) plans, section 403(a) annuities and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An "eligible rollover distribution" is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions or if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan, section 403(b) tax-sheltered annuity, IRA or governmental section 457 plan that agrees to separately account for rollover contributions.

MULTIPLE CONTRACTS

     All non-qualified deferred annuity Contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includible in gross income under Section 72(e). This rule could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity Contracts or otherwise. There may also be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one annuity Contract.

TAXATION OF QUALIFIED CONTRACTS

     The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

        -  contributions in excess of specified limits;

        -  distributions prior to age 59 1/2 (subject to certain exceptions);

        - distributions that do not conform to specified commencement and minimum distribution rules; and

        -  other specified circumstances.

     Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. For qualified plans under Section 401(a), 403(a) and 403(b), the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age
     70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For Roth IRAs under Section 408A, distributions are not required during the Owner's (or plan participant's) lifetime. Brief descriptions follow of the various types of qualified retirement plans available in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of the Code.


     If you are attempting to satisfy these rules through partial withdrawals before the annuity commencement date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Please consult your tax adviser.

     CORPORATE PENSION AND PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Code. Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of an amount specified in the Code or 100% of the amount of compensation includible in the Owner's gross income and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

     The Internal Revenue Service has not reviewed the Contract for use as any type of IRA. Individuals using the Contract in such a manner may want to consult their tax adviser.

     SEP IRAs. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

     SIMPLE IRAs. Section 408(p) of the Code permits small employers to establish SIMPLE IRAs under which employees may elect to defer a percentage of their compensation. The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a SIMPLE IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

     ROTH IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or conversion from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. Such conversions are subject to a 10% penalty tax if they are distributed before five years have passed since the year of the conversion. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

     Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made:

        -  before age 59 1/2 (subject to certain exceptions), or

        - during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premiums may be subject to FICA (social security) tax. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

        - elective contributions made in years beginning after December 31, 1988;

        -  earnings on those contributions; and

        - earnings in such years on amounts held as of the last year beginning before January 1, 1989.

     Distribution of those amounts may only occur upon:

        -  death of the employee,

        -  attainment of age 59 1/2,

        -  severance of employment,

        -  disability, or

        -  financial hardship.

     In addition, income attributable to elective contributions may not be distributed in the case of hardship.

     DEATH BENEFITS. The Performance Enhanced Death Benefit or Incremental Death Benefit Rider could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or tax-sheltered annuity. Because these death benefits may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

     RESTRICTIONS UNDER QUALIFIED CONTRACTS. Other restrictions with respect to the election, commencement or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

POSSIBLE CHARGE FOR THE COMPANY'S TAXES

     The Company currently makes no charge to the Subaccounts for any Federal, state or local taxes that the Company incurs which may be attributable to such Subaccounts or the Contracts. We reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that the Company determines to be properly attributable to the Subaccounts or to the Contracts.

OTHER TAX CONSEQUENCES

     As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. You should consult your tax adviser for further information.


     GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

     ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO. In REV. Rul.2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rican branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

     ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


DISTRIBUTION OF THE CONTRACTS

     We have entered into a distribution agreement with our affiliate, EquiTrust Marketing Services, LLC ("EquiTrust Marketing") for the distribution and sale of the Contracts. EquiTrust Marketing may sell the Contracts through its registered representatives, or through other broker-dealers ("selling firms") that have entered into selling agreements with EquiTrust Marketing.


     EquiTrust Marketing receives a 0.25% fee from the following Investment Options in the form of 12b-1 fees based on Contract assets allocated to the Investment Option: Dreyfus Socially Responsible Growth Fund; Fidelity Variable Insurance Products Fund, VIP High Income Portfolio and VIP Mid Cap Portfolio; and Franklin Real Estate Fund, Franklin Small Cap Value Securities Fund, Franklin Small Mid-Cap Growth Securities Fund, Franklin U.S. Government Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund. 12b-1 class shares of these Investment Options have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows the Investment Options to pay fees out of Investment Option assets to those who sell and distribute Investment Option shares.


     We pay commissions to EquiTrust Marketing for the sale of the Contracts by its registered representatives, as well as by selling firms. The maximum commissions payable for Contract sales will be 6% of the premiums paid under a Contract during the first Contract Year, 4.5% of the premiums paid in the second through sixth Contract Years and 1.25% of the premiums paid in the seventh and subsequent Contract Years, as well as other distribution expenses such as production incentive bonuses, agent's insurance and pension benefits, and agency expense allowances. These distribution expenses do not result in any additional charges against the Contracts that are not described under "CHARGES AND DEDUCTIONS."

     Under the distribution agreement with EquiTrust Marketing, we pay the following sales expenses: distribution expenses such as production incentive bonuses (to registered representatives and their managers), agent's insurance and pension benefits, agency expense allowances, advertising expenses and all other expenses of distributing the Contracts. We also pay for EquiTrust Marketing's operating and other expenses.


     Because registered representatives of EquiTrust Marketing are also insurance agents of the Company, they and their managers are also eligible for various cash benefits such as bonuses, insurance benefits and financing arrangements, such as loans and advances, and non-cash compensation items that we may provide jointly with EquiTrust Marketing. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, EquiTrust Marketing's registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the Contracts may help registered representatives and/or their managers qualify for such benefits. EquiTrust Marketing's registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.



     A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

     We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners of the Contract.

     Under the Public Disclosure Program, NASD, Inc ("NASD") provides certain information regarding the disciplinary history of NASD member broker-dealers and their associated persons in response to written, electronic or telephonic inquiries. NASD's toll-free Public Disclosure Program Hotline telephone number is 1-800-289-9999 and their Web site address is www.nasd.com. An investor brochure that includes information describing the Public Disclosure Program is available from the NASD.

LEGAL PROCEEDINGS

     The Company, like other life insurance companies, is involved in lawsuits. Currently, there are no class action lawsuits naming the Company as a defendant or involving the Account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Account, the ability of EquiTrust Marketing to perform its contract with the Account or the ability of the Company to meet its obligations under the Contract.

VOTING RIGHTS


     To the extent required by law, the Company will vote Fund shares held in the Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change and, as a result, the Company determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.


     The number of votes you have the right to instruct will be calculated separately for each Subaccount to which you have allocated or transferred Accumulated Value or proceeds, and may include fractional votes. The number of votes attributable to a Subaccount is determined by dividing your Accumulated Value or proceeds in that Subaccount by the net asset value per share of the Investment Option of the corresponding Subaccount.


     The number of votes of an Investment Option that are available to you is determined as of the date coincident with the date established by that Investment Option for determining shareholders eligible to vote at the relevant meeting for that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by each Fund. For each Subaccount in which you have a voting interest, you will receive proxy materials and reports relating to any meeting of shareholders of the Investment Option in which that Subaccount invests.


     The Company will vote Fund shares attributable to Contracts as to which no timely instructions are received (as well as any Fund shares held in the Account which are not attributable to Contracts) in proportion to the voting instructions received with respect to all Contracts participating in each

     Investment Option. Voting instructions to abstain on any item to be voted upon will be applied on a pro-rata basis to reduce the votes eligible to be cast on a matter.

FINANCIAL STATEMENTS

     The audited balance sheets of the Company as of December 31, 2004 and 2003, and the related statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004 and the financial statement schedules, as well as the related reports of Ernst & Young LLP, an independent registered public accounting firm, are contained in the Statement of Additional Information.

     Likewise, the audited statements of assets and liabilities for each of the Subaccounts constituting the Account as of December 31, 2004 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, as well as the related report of Ernst & Young LLP, an independent registered public accounting firm, are contained in the Statement of Additional Information.

     The Company's financial statements should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

APPENDIX A

CALCULATING VARIABLE ANNUITY PAYMENTS

     The following chart has been prepared to show how investment performance could affect variable annuity payments over time. It illustrates the variable annuity payments under a supplemental agreement issued in consideration of proceeds from a Non-Qualified Contract. The chart illustrates certain variable annuity payments under five hypothetical rate of return scenarios. Of course, the illustrations merely represent what such payments might be under a HYPOTHETICAL supplemental agreement issued for proceeds from a HYPOTHETICAL Contract.

       WHAT THE CHART ILLUSTRATES. The chart illustrates the first monthly payment in each of 25 years under a hypothetical variable payment supplemental agreement issued in consideration of proceeds from a hypothetical Non-Qualified Contract assuming a different hypothetical rate of return for a single Subaccount supporting the agreement. The chart assumes that the first monthly payment in the initial year shown is $1,000.


       HYPOTHETICAL RATES OF RETURN. The variable annuity payments reflect five different assumptions for a constant investment return before fees and expenses: 0.00%, 3.10%, 6.19%, 9.10%, and 12.00%. Net of all expenses, these constant returns are: (2.19)%, 0.91%, 4.00%, 6.91%, and 9.81%. The first variable annuity payment for each year reflects the 4% Assumed Interest Rate net of all expenses for the Subaccount (and the underlying Funds) pro-rated for the month shown. Fund management fees and operating expenses are assumed to be at an annual rate of 0.79% of their average daily net assets. This is the average of Fund expenses shown in the Annual Investment Option Expenses table beginning on page 7. The mortality and expense risk charge is assumed to be at an annual rate of 1.40% of the illustrated Subaccount's average daily net assets.


     THE FIRST MONTHLY VARIABLE ANNUITY PAYMENTS DEPICTED IN THE CHART ARE BASED ON HYPOTHETICAL SUPPLEMENTAL AGREEMENTS AND HYPOTHETICAL INVESTMENT RESULTS AND ARE NOT PROJECTIONS OR INDICATIONS OF FUTURE RESULTS. THE COMPANY DOES NOT GUARANTEE OR EVEN SUGGEST THAT ANY SUBACCOUNT, CONTRACT OR AGREEMENT ISSUED BY IT WOULD GENERATE THESE OR SIMILAR MONTHLY PAYMENTS FOR ANY PERIOD OF TIME. THE CHART IS FOR ILLUSTRATION PURPOSES ONLY AND DOES NOT REPRESENT FUTURE VARIABLE ANNUITY PAYMENTS OR FUTURE INVESTMENT RETURNS. The first variable annuity payment in each year under an actual supplemental agreement issued in connection with an actual Contract will be more or less than those shown if the actual returns of the Subaccount(s) selected by the Owner are different from the hypothetical returns. Because a Subaccount's investment return will fluctuate over time, variable annuity payments actually received by a payee will be more or less than those shown in this illustration. Also, in an actual case, the total amount of variable annuity payments ultimately received will depend upon the payment option selected and life of the payee. See the Prospectus section titled "PAYMENT OPTIONS--Election of Payment Options and Annuity Payments."

       ASSUMPTIONS ON WHICH THE HYPOTHETICAL SUPPLEMENTAL AGREEMENT AND CONTRACT ARE BASED. The chart reflects a hypothetical supplemental agreement and Contract. These, in turn, are based on the following assumptions:

          -  The hypothetical Contract is a Non-Qualified Contract

          - The supplemental agreement is issued in consideration of proceeds from the hypothetical Contract

          - The proceeds applied under the agreement represent the entire Net Accumulated Value of the Contract and are allocated to a single Subaccount


          - The single Subaccount has annual constant rates of return before fees and expenses of 0.00%, 3.10%, 6.19%, 9.10%, and 12.00%


          -  Assumed Interest Rate is 4% per year

          -  The payee elects to receive monthly variable annuity payments

          - The proceeds applied to the purchase of annuity units as of the effective date of the agreement under the annuity payment option selected results in an initial variable annuity payment of $1,000

     For a discussion of how an Owner or payee may elect to receive monthly, quarterly, semi-annual or annual variable annuity payments, see "PAYMENT OPTIONS."

       ASSUMED INTEREST RATE. Among the most important factors that determines the amount of each variable annuity payment is the Assumed Interest Rate. Under supplemental agreements available as of the date of this Prospectus, the Assumed Interest Rate is 4%. Variable annuity payments will increase in size from one annuity payment date to the next if the annualized net rate of return during that time is greater than the Assumed Interest Rate, and will decrease if the annualized net rate of return over the same period is less than the Assumed Interest Rate. (The Assumed Interest Rate is an important component of the net investment factor.) For a detailed discussion of the Assumed Interest Rate and net investment factor, see "PAYMENT OPTIONS."

       THE $1,000 INITIAL MONTHLY VARIABLE ANNUITY PAYMENT. The hypothetical supplemental agreement has an initial monthly variable annuity payment of $1,000. The dollar amount of the first variable annuity payment under an actual agreement will depend upon:

          -  the amount of proceeds applied

          -  the annuity payment option selected

          - the annuity purchase rates in the supplemental agreement on the effective date

          - the Assumed Interest Rate under the supplemental agreement on the effective date

          -  the age of the payee

          -  in most cases, the sex of the payee

     For each column in the chart, the entire proceeds are allocated to a Subaccount having a constant rate of return as shown at the top of the column. However, under an actual supplemental agreement, proceeds are often allocated among several Subaccounts. The dollar amount of the first variable annuity payment attributable to each Subaccount is determined under an actual agreement by dividing the dollar value of the proceeds applied to that Subaccount as of the effective date by $1,000, and multiplying the result by the annuity purchase rate in the agreement for the payment option selected. The amount of the first variable annuity payment is the sum of the first payments attributable to each Subaccount to which proceeds were allocated. For a detailed discussion of how the first variable annuity payment is determined, see "PAYMENT OPTIONS." For comparison purposes, hypothetical monthly fixed annuity payments are shown in the column using a 4% net Assumed Interest Rate.

                  INITIAL MONTHLY PAYMENTS FOR EACH YEAR SHOWN,
                       ASSUMING A CONSTANT RATE OF RETURN


CONTRACT      0.00% GROSS   3.10% GROSS   6.19% GROSS   9.10% GROSS   12.00% GROSS
YEAR          -2.19% NET     0.91% NET     4.00% NET     6.91% NET      9.81% NET
----------------------------------------------------------------------------------
1             $     1,000   $     1,000   $     1,000   $     1,000   $      1,000
2                     940           970         1,000         1,028          1,056
3                     885           941         1,000         1,057          1,115
4                     832           913         1,000         1,086          1,177
5                     782           886         1,000         1,117          1,243
6                     736           860         1,000         1,148          1,312
7                     692           834         1,000         1,180          1,386
8                     651           810         1,000         1,213          1,463
9                     612           786         1,000         1,247          1,545
10                    576           762         1,000         1,282          1,631
11                    541           740         1,000         1,318          1,722
12                    509           718         1,000         1,355          1,818
13                    479           696         1,000         1,393          1,920
14                    450           676         1,000         1,432          2,027
15                    424           656         1,000         1,472          2,141
16                    398           636         1,000         1,513          2,260
17                    375           617         1,000         1,555          2,386
18                    352           599         1,000         1,599          2,520
19                    331           581         1,000         1,643          2,660
20                    312           564         1,000         1,689          2,809
21                    293           547         1,000         1,737          2,966
22                    276           531         1,000         1,785          3,132
23                    259           515         1,000         1,835          3,307
24                    244           500         1,000         1,886          3,491
25                    229           485         1,000         1,939          3,686

APPENDIX B

CONDENSED FINANCIAL INFORMATION


     The Account commenced operations on December 1, 1998; however, no premiums were received until December 18, 1998. The information presented below reflects the accumulation unit information for the Subaccounts for the one-year periods ended on December 31.



                                                         ACCUMULATION          ACCUMULATION
                                                         UNIT VALUE AT         UNIT VALUE AT         NUMBER OF UNITS AT
SUBACCOUNT                                             BEGINNING OF YEAR        END OF YEAR              END OF YEAR
-----------------------------------------------------------------------------------------------------------------------
Appreciation
  1998                                               $          10.000000   $          10.037471              24.018000
  1999                                                          10.037471              11.023159         173,421.184779
  2000                                                          11.023159              10.815328         317,644.455466
  2001                                                          10.815328               9.671767         410,948.405236
  2002                                                           9.671767               7.943146         407,038.858535
  2003                                                           7.943146               9.492016         404,169.530371
  2004                                                           9.492016               9.833018         393,749.385959

Developing Leaders
  1998                                               $          10.000000   $          10.417346              30.023000
  1999                                                          10.417346              12.409304          37,187.790687
  2000                                                          12.409304              14.151470         133,441.957476
  2001                                                          14.151470              13.101536         182,657.378695
  2002                                                          13.101536              10.448995         196,984.102755
  2003                                                          10.448995              13.572139         192,118.870349
  2004                                                          13.572139              14.903803         189,832.055133

Disciplined Stock
  1998                                               $          10.000000   $          10.000000               0.000000
  1999                                                          10.000000              11.551333         133,874.541424
  2000                                                          11.551333              10.390084         305,831.175916
  2001                                                          10.390084               8.885671         370,986.813121
  2002                                                           8.885671               6.780327         337,639.930354
  2003                                                           6.780327               8.260420         295,073.976656
  2004                                                           8.260420               8.787565         265,751.695177

Dreyfus Growth and Income
  1998                                               $          10.000000   $          10.000000              10.000000
  1999                                                          10.000000              11.583531          41,962.890993
  2000                                                          11.583531              11.061794         140,155.840129
  2001                                                          11.061794              10.270179         172,147.015490
  2002                                                          10.270179               7.561775         173,033.024904
  2003                                                           7.561775               9.439379         174,052.703235
  2004                                                           9.439379              10.004047         160,003.361576

                                                         ACCUMULATION           ACCUMULATION
                                                         UNIT VALUE AT          UNIT VALUE AT        NUMBER OF UNITS AT
SUBACCOUNT                                             BEGINNING OF YEAR         END OF YEAR             END OF YEAR
-----------------------------------------------------------------------------------------------------------------------
International Equity
  1998                                               $          10.000000   $          10.000000               0.000000
  1999                                                          10.000000              15.535331           5,370.943878
  2000                                                          15.535331              12.882814          59,695.445970
  2001                                                          12.882814               8.995439          75,413.570244
  2002                                                           8.995439               7.456744          77,380.157236
  2003                                                           7.456744              10.509029          73,672.338147
  2004                                                          10.509029              12.912223          66,749.223084

Socially Responsible Growth(1)
  2001                                               $          10.000000   $          10.007489             476.676000
  2002                                                          10.007489               6.993410           3,165.862030
  2003                                                           6.993410               8.673531           7,827.550112
  2004                                                           8.673531               9.061607           7,110.498386

Blue Chip
  1998                                               $          10.000000   $          10.000000               0.000000
  1999                                                          10.000000              11.493125         168,478.748352
  2000                                                          11.493125              10.368373         328,469.024783
  2001                                                          10.368373               9.069651         382,493.328679
  2002                                                           9.069651               7.237797         375,881.429001
  2003                                                           7.237797               8.972591         334.431.917059
  2004                                                           8.972591               9.385771         328,711.154358

High Grade Bond
  1998                                               $          10.000000   $          10.000000               0.000000
  1999                                                          10.000000               9.811321          39,060.113882
  2000                                                           9.811321              10.754179          63,029.681162
  2001                                                          10.754179              11.570812         116,452.409042
  2002                                                          11.570812              12.366811         145,219.209406
  2003                                                          12.366811              12.858737         148,448.756045
  2004                                                          12.858737              13.226099         153,401.702141

Managed(1)
  2001                                               $          10.000000   $          10.073024           2,478.725306
  2002                                                          10.073024               9.755357          39,042.674460
  2003                                                           9.755357              11.807988          68,219.014510
  2004                                                          11.807988              12.644241          95,861.006313

Money Market
  1998                                               $          10.000000   $          10.010155           2,675.156157
  1999                                                          10.010155              10.323106          30,705.110011
  2000                                                          10.323106              10.783237          35,827.049130
  2001                                                          10.783237              11.010992          56,393.887568
  2002                                                          11.010992              10.985439          58,687.932385
  2003                                                          10.985439              10.890451          45,386.115696
  2004                                                          10.890451              10.819370          23,024.150271

                                                         ACCUMULATION            ACCUMULATION
                                                         UNIT VALUE AT           UNIT VALUE AT       NUMBER OF UNITS AT
SUBACCOUNT                                             BEGINNING OF YEAR          END OF YEAR            END OF YEAR
-----------------------------------------------------------------------------------------------------------------------
Strategic Yield
  1998                                               $          10.000000   $          10.000000               0.000000
  1999                                                          10.000000               9.838194          19,166.958767
  2000                                                           9.838194               9.998590          33,679.284997
  2001                                                           9.998590              10.770302          61,402.315327
  2002                                                          10.770302              11.201480          76,315.410431
  2003                                                          11.201480              12.369457          83,450.202269
  2004                                                          12.369457              13.289616          94,187.124252

Value Growth
  1998                                               $          10.000000   $          10.137670              18.014000
  1999                                                          10.137670               9.355808          21,916.506039
  2000                                                           9.355808              10.772759          30,682.870776
  2001                                                          10.772759              11.365464          58,894.478368
  2002                                                          11.365464              10.039024          72,087.542116
  2003                                                          10.039024              12.939094          76,306.402309
  2004                                                          12.939094              14.232837          77,560.993967

Equity Income
  1998                                               $          10.000000   $          10.000000               0.000000
  1999                                                          10.000000              10.390415          41,021.894274
  2000                                                          10.390415              11.654082          59,148.442406
  2001                                                          11.654082              11.660692          96,750.972301
  2002                                                          11.660692               9.990315         119,966.108231
  2003                                                           9.990315              12.365653         128,009.354873
  2004                                                          12.365653              14.014985         144,971.176381

International Stock
  1998                                               $          10.000000   $          10.000000               0.000000
  1999                                                          10.000000              13.100697          12,483.719064
  2000                                                          13.100697              10.648447          40,508.420430
  2001                                                          10.648447               8.166973          46,127.940447
  2002                                                           8.166973               6.580261          44,385.615422
  2003                                                           6.580261               8.470449          45,602.242850
  2004                                                           8.470449               9.504173          42,243.856028

Mid-Cap Growth
  1998                                               $          10.000000   $          10.444654              18.014000
  1999                                                          10.444654              12.591091          67,235.432249
  2000                                                          12.591091              13.511767         164,231.316566
  2001                                                          13.511767              13.201812         207,945.873197
  2002                                                          13.201812              10.252220         207,894.785732
  2003                                                          10.252220              13.994443         198,191.399313
  2004                                                          13.994443              16.334060         192,587.432388

                                                         ACCUMULATION            ACCUMULATION
                                                         UNIT VALUE AT           UNIT VALUE AT       NUMBER OF UNITS AT
SUBACCOUNT                                             BEGINNING OF YEAR          END OF YEAR            END OF YEAR
-----------------------------------------------------------------------------------------------------------------------
New America Growth
  1998                                               $          10.000000   $          10.420677              30.023000
  1999                                                          10.420677              11.525440          64,623.697111
  2000                                                          11.525440              10.218628         135,982.793167
  2001                                                          10.218628               8.882821         153,918.754510
  2002                                                           8.882821               6.278805         158,858.870843
  2003                                                           6.278805               8.366949         147,428.788037
  2004                                                           8.366949               9.149826         147,474.586386

Personal Strategy Balanced
  1998                                               $          10.000000   $          10.000000               0.000000
  1999                                                          10.000000              10.603854          53,568.419363
  2000                                                          10.603854              11.066274         102,663.516754
  2001                                                          11.066274              10.649452         156,659.285518
  2002                                                          10.649452               9.682638         197,582.437869
  2003                                                           9.682638              11.918430         206,795.585395
  2004                                                          11.918430              13.258890         225,874.654456

VP Ultra(1)
  2001                                               $          10.000000   $          10.253013             673.169916
  2002                                                          10.253013               7.814428          18,967.998849
  2003                                                           7.814428               9.626059          27,132.128317
  2004                                                           9.626059              10.506839          31,857.616103

VP Vista(1)
  2001                                               $          10.000000   $          10.069107             620.403596
  2002                                                          10.069107               7.972835           8,399.501160
  2003                                                           7.972835              11.183830          18,303.213114
  2004                                                          11.183830              12.752744          24,817.479465

Contrafund(1)
  2001                                               $          10.000000   $          10.326495           6,197.546339
  2002                                                          10.326495               9.231577          20,512.567698
  2003                                                           9.231577              11.696917          58,445.762141
  2004                                                          11.696917              13.321604          88,809.193552

Growth(1)
  2001                                               $          10.000000   $          10.083898           5,398.731582
  2002                                                          10.083898               6.949450          29,213.857671
  2003                                                           6.949450               9.105467          42,214.345043
  2004                                                           9.105467               9.282819          52,032.049730

Fidelity Growth & Income(1)
  2001                                               $          10.000000   $           9.919009           1,928.401314
  2002                                                           9.919009               8.156104          11,799.540898
  2003                                                           8.156104               9.956164          30,076.628903
  2004                                                           9.956164              10.387661          36,469.923079

                                                         ACCUMULATION            ACCUMULATION
                                                         UNIT VALUE AT           UNIT VALUE AT       NUMBER OF UNITS AT
SUBACCOUNT                                             BEGINNING OF YEAR          END OF YEAR            END OF YEAR
-----------------------------------------------------------------------------------------------------------------------
High Income(1)
  2001                                               $          10.000000   $          10.000000               0.000000
  2002                                                          10.000000              10.341068           1,453.140104
  2003                                                          10.341068              12.928311           4,044.148555
  2004                                                          12.928311              13.946380           8,018.782490

Index 500(1)
  2001                                               $          10.000000   $          10.045247           7,214.987295
  2002                                                          10.045247               7.701449          49,298.130454
  2003                                                           7.701449               9.753435         108,627.584084
  2004                                                           9.753435              10.639930         117,118.198239

MidCap(1)
  2001                                               $          10.000000   $          10.435314           1,689.154760
  2002                                                          10.435314               9.259562          16,658.239942
  2003                                                           9.259562              12.627159          27,774.360556
  2004                                                          12.627159              15.525209          36,811.028576

Overseas(1)
  2001                                               $          10.000000   $          10.000000               0.000000
  2002                                                          10.000000               8.117795           6,735.881094
  2003                                                           8.117795              11.478474          15,387.962211
  2004                                                          11.478474              12.863958          16,026.841586

Real Estate(2)
  2003                                               $          10.000000   $          11.307985             855.451240
  2004                                                          11.307985              14.700867           7,867.518181

Small Mid-Cap Growth(1)
  2001                                               $          10.000000   $          10.322794              29.479422
  2002                                                          10.322794               7.260159          11,391.580524
  2003                                                           7.260159               9.828015          21,497.865497
  2004                                                           9.828015              10.805122          30,180.044770

Small Cap Value Securities(1)
  2001                                               $          10.000000   $          10.706055             203.224256
  2002                                                          10.706055               9.580438           8,906.531524
  2003                                                           9.580438              12.484986          23,973.669339
  2004                                                          12.484986              15.238233          22,541.608394

U.S. Government(1)
  2001                                               $          10.000000   $           9.861717             889.254913
  2002                                                           9.861717              10.677015          19,701.370973
  2003                                                          10.677015              10.762875          41,766.340954
  2004                                                          10.762875              10.982961          52,306.809804

                                                         ACCUMULATION            ACCUMULATION
                                                         UNIT VALUE AT           UNIT VALUE AT       NUMBER OF UNITS AT
SUBACCOUNT                                             BEGINNING OF YEAR          END OF YEAR            END OF YEAR
-----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities(1)
  2001                                               $          10.000000   $          10.113196           1,250.608551
  2002                                                          10.113196               8.794970           7,872.951470
  2003                                                           8.794970              10.855972          13,558.512331
  2004                                                          10.855972              12.058937          15,183.278963
Growth Securities(1)
  2001                                               $          10.000000   $           9.879791             365.666644
  2002                                                           9.879791               7.941113          15,636.435358
  2003                                                           7.941113              10.348675          28,533.992154
  2004                                                          10.348675              11.841917          33,960.617928
Mid-Cap Value(1)
  2001                                               $          10.000000   $          10.421702              33.461904
  2002                                                          10.421702              10.364177          13,915.573009
  2003                                                          10.364177              13.250973          24,032.800344
  2004                                                          13.250973              15.821646          33,131.874619
Small Company(1)
  2001                                               $          10.000000   $          10.582331             305.070790
  2002                                                          10.582331               8.176589           5,993.317284
  2003                                                           8.176589              10.966570          17,159.600182
  2004                                                          10.966570              13.755358          25,757.951417
NASDAQ-100 Index(1)
  2001                                               $          10.000000   $           9.622755             178.988245
  2002                                                           9.622755               5.929811           4,135.813319
  2003                                                           5.929811               8.693307          11,597.887186
  2004                                                           8.693307               9.436167          13,231.474638
Russell 2000 Small Cap Index(1)
  2001                                               $          10.000000   $          10.802967           6,906.043624
  2002                                                          10.802967               8.410247          28,908.569485
  2003                                                           8.410247              12.129480          43,308.958403
  2004                                                          12.129480              14.080824          52,875.339013
S&P MidCap 400 Index(1)
  2001                                               $          10.000000   $          10.502362           5,722.154526
  2002                                                          10.502362               8.788222          24,679.296688
  2003                                                           8.788222              11.679662          43,229.910231
  2004                                                          11.679662              13.334805          55,260.994910


(1) Available October 1, 2001.

(2) Available May 1, 2003.

                        EQUITRUST LIFE ANNUITY ACCOUNT II
                      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                            VARIABLE ANNUITY CONTRACT

                                   PROSPECTUS


                                   May 1, 2005


EquiTrust Life Insurance Company (the "Company") is offering the individual flexible premium deferred variable annuity contract (the "Contract") described in this Prospectus. The Contract provides for growth of Accumulated Value and annuity payments on a fixed and variable basis. The Company sells the Contract to retirement plans, including those that qualify for special federal tax treatment under the Internal Revenue Code.

The Owner of a Contract ("you" or "your") may allocate premiums and Accumulated Value to 1) the Declared Interest Option, an account that provides a specified rate of interest, and/or 2) Subaccounts of EquiTrust Life Annuity Account II (the "Account"), each of which invests in one of the following Investment
Options:


American Century Investments

   VP Ultra(R) Fund
   VP Vista(SM) Fund
Dreyfus Variable Investment Fund
   VIF Appreciation Portfolio
   VIF Developing Leaders Portfolio
   VIF Disciplined Stock Portfolio
   VIF Growth and Income Portfolio
   VIF International Equity Portfolio
EquiTrust Variable Insurance Series Fund
   Blue Chip Portfolio
   High Grade Bond Portfolio
   Managed Portfolio
   Money Market Portfolio
   Strategic Yield Portfolio
   Value Growth Portfolio

Fidelity(R) Variable Insurance Products Funds

   VIP Contrafund(R) Portfolio--Initial Class
   VIP Growth Portfolio--Initial Class
   VIP Growth & Income Portfolio--Initial
    Class
   VIP Index 500 Portfolio--Initial Class
   VIP Mid Cap Portfolio--Service Class 2
   VIP Overseas Portfolio--Initial Class
Franklin Templeton Variable Insurance
 Products Trust

   Franklin Small Cap Value Securities
    Fund--Class 2
   Franklin Small Mid-Cap Growth Securities
    Fund (formerly known as Franklin Small
    Cap Fund)--Class 2
   Franklin U.S. Government Fund--Class 2

   Mutual Shares Securities Fund--Class 2
   Templeton Growth Securities Fund--Class 2
J.P. Morgan Series Trust II
   JPMorgan Mid Cap Value Portfolio
   JPMorgan Small Company Portfolio
Summit Pinnacle Series
   Russell 2000 Small Cap Index Portfolio
   S&P MidCap 400 Index Portfolio
T. Rowe Price Equity Series, Inc.
   Equity Income Portfolio
   Mid-Cap Growth Portfolio
   New America Growth Portfolio
   Personal Strategy Balanced Portfolio
T. Rowe Price International Series, Inc.
   International Stock Portfolio

The accompanying prospectus for each Investment Option describes the investment objectives and attendant risks of each Investment Option. If you allocate premiums to the Subaccounts, the amount of the Contract's Accumulated Value prior to the Retirement Date will vary to reflect the investment performance of the Investment Options you select.


The T. Rowe Price Mid-Cap Growth Subaccount ("MCG Subaccount") is not available for investment (allocation of premium payments and transfers) under Contracts issued on or after May 1, 2004.


Please note that the Contracts and Investment Options are not bank deposits, are not federally insured, are not guaranteed to achieve their goals and are subject to risks, including loss of the amount invested.

You may find additional information about your Contract and the Account in the Statement of Additional Information, dated the same as this Prospectus. To obtain a copy of this document, please contact us at the address or phone number shown on the cover of this Prospectus. The Statement of Additional Information ("SAI") has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference into this Prospectus, and other information filed electronically with the SEC.

Please read this Prospectus carefully and retain it for future reference. A prospectus for each Investment Option must accompany this Prospectus and you should read it in conjunction with this Prospectus.

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES
         OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    Issued By
                        EquiTrust Life Insurance Company
                             5400 University Avenue
                           West Des Moines, Iowa 50266

TABLE OF CONTENTS


                                                                                      PAGE
                                                                                   ----------
DEFINITIONS                                                                                 3
FEE TABLES                                                                                  5
SUMMARY OF THE CONTRACT                                                                    11
THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS                                                13
     EquiTrust Life Insurance Company                                                      13
     IMSA                                                                                  13
     EquiTrust Life Annuity Account II                                                     13
     Investment Options                                                                    14
     Addition, Deletion or Substitution of Investments                                     20
DESCRIPTION OF ANNUITY CONTRACT                                                            20
     Issuance of a Contract                                                                20
     Premiums                                                                              21
     Free-Look Period                                                                      21
     Allocation of Premiums                                                                21
     Variable Accumulated Value                                                            22
     Transfer Privilege                                                                    23
     Partial Withdrawals and Surrenders                                                    25
     Transfer and Withdrawal Options                                                       27
     Death Benefit Before the Retirement Date                                              28
     Death Benefit After the Retirement Date                                               30
     Proceeds on the Retirement Date                                                       30
     Payments                                                                              31
     Modification                                                                          31
     Reports to Owners                                                                     32
     Inquiries                                                                             32
     Change of Address                                                                     32
THE DECLARED INTEREST OPTION                                                               32
     Minimum Guaranteed and Current Interest Rates                                         32
     Transfers From Declared Interest Option                                               33
CHARGES AND DEDUCTIONS                                                                     33
     Surrender Charge (Contingent Deferred Sales Charge)                                   33
     Commutation Fee
     Annual Administrative Charge                                                          34
     Transfer Processing Fee                                                               34
     Mortality and Expense Risk Charge                                                     34
     Investment Option Expenses                                                            35
     Premium Taxes                                                                         35
     Other Taxes                                                                           35
PAYMENT OPTIONS                                                                            35
     Description of Payment Options                                                        36
     Election of Payment Options and Annuity Payments                                      36
YIELDS AND TOTAL RETURNS                                                                   39
FEDERAL TAX MATTERS                                                                        40
     Introduction                                                                          40
     Tax Status of the Contract                                                            41
     Taxation of Annuities                                                                 42
     Transfers, Assignments or Exchanges of a Contract                                     44
     Withholding                                                                           44

                                                                                      PAGE
                                                                                   ----------
     Multiple Contracts                                                                    44
     Taxation of Qualified Contracts                                                       44
     Possible Charge for the Company's Taxes                                               47
     Other Tax Consequences                                                                47
DISTRIBUTION OF THE CONTRACTS                                                              47
LEGAL PROCEEDINGS                                                                          48
VOTING RIGHTS                                                                              49
FINANCIAL STATEMENTS                                                                       49
CALCULATING VARIABLE ANNUITY PAYMENTS                                              Appendix A
CONDENSED FINANCIAL INFORMATION                                                    Appendix B
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                                 SAI-TOC


             The Contract may not be available in all jurisdictions.

This Prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made.

DEFINITIONS

ACCOUNT: EquiTrust Life Annuity Account II.

ACCUMULATED VALUE: The total amount invested under the Contract, which is the sum of the values of the Contract in each Subaccount of the Account plus the value of the Contract in the Declared Interest Option.

ANNUITANT: The person or persons whose life (or lives) determines the annuity benefits payable under the Contract and whose death determines the death benefit.

BENEFICIARY: The person(s) to whom the Company pays the proceeds on the death of the Owner/Annuitant.

BUSINESS DAY: Each day that the New York Stock Exchange is open for trading. Assets are valued at the close of each Business Day (3:00 p.m. central time).

THE CODE: The Internal Revenue Code of 1986, as amended.

THE COMPANY ("WE", "US" OR "OUR"): EquiTrust Life Insurance Company.

CONTRACT: The individual flexible premium deferred variable annuity contract we offer and describe in this Prospectus, which term includes the basic contract described in this Prospectus, the contract application, any supplemental applications and any endorsements or additional benefit riders or agreements.

CONTRACT ANNIVERSARY: The same date in each Contract Year as the Contract Date.

CONTRACT DATE: The date on which the Company receives a properly completed application at the Home Office. It is the date set forth on the data page of the Contract which the Company uses to determine Contract Years and Contract Anniversaries.

CONTRACT YEAR: A twelve-month period beginning on the Contract Date or on a Contract Anniversary.

DECLARED INTEREST OPTION: An investment option under the Contract funded by the Company's General Account. It is not part of, nor dependent upon, the investment performance of the Account.

DUE PROOF OF DEATH: Satisfactory documentation provided to the Company verifying proof of death. This documentation may include the following:

     (a) a certified copy of the death certificate;

     (b) a certified copy of a court decree reciting a finding of death;

     (c) the Beneficiary's statement of election;

     (d) a copy of the Beneficiary's Form W-9; or

     (e) any other proof satisfactory to the Company.

FUND: An investment company registered with the SEC under the Investment Company Act of 1940 as an open-end diversified management investment company or unit investment trust in which the Account invests.

GENERAL ACCOUNT: The assets of the Company other than those allocated to the Account or any other separate account of the Company.

HOME OFFICE: The principal office of the Company at 5400 University Avenue, West Des Moines, Iowa 50266.

INVESTMENT OPTION: A Fund, or a separate investment portfolio of a Fund in which a Subaccount invests.

NET ACCUMULATED VALUE: The Accumulated Value less any applicable surrender charge.

NON-QUALIFIED CONTRACT: A Contract that is not a Qualified Contract.

OWNER ("YOU" OR "YOUR"): The person who owns the Contract and who is entitled to exercise all rights and privileges provided in the Contract.

QUALIFIED CONTRACT: A Contract the Company issues in connection with plans that qualify for special federal income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408 or 408A of the Code.

RETIREMENT DATE: The date when the Company applies the Accumulated Value under a payment option, if the Annuitant is still living.

SEC: The U.S. Securities and Exchange Commission.

SUBACCOUNT: A subdivision of the Account which invests its assets exclusively in a corresponding Investment Option.

VALUATION PERIOD: The period that starts at the close of business (3:00 p.m. central time) on one Business Day and ends at the close of business on the next succeeding Business Day.


WRITTEN NOTICE: A written request or notice signed by the Owner on a form satisfactory to the Company which we receive at our Home Office.

FEE TABLES


     The following tables describe the fees and expenses that are payable when buying, owning or surrendering the Contract. The first table describes the fees and expenses that are payable at the time you buy the Contract, surrender the Contract or transfer Accumulated Value among the Subaccounts and the Declared Interest Option.


                                                                         GUARANTEED
OWNER TRANSACTION EXPENSES                                             MAXIMUM CHARGE          CURRENT CHARGE
---------------------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of amount withdrawn
or surrendered)(1)                                                           8.5%                      6%

Transfer Processing Fee(2)                                                $   25                   $  25

(1) Currently, the surrender charge is only assessed during the first six Contract Years. The surrender charge declines to 0% in the seventh Contract Year. (The surrender charge period is guaranteed not to exceed a nine-year period.) In each Contract Year you may withdraw a maximum of 10% of the Accumulated Value calculated as of the most recent prior Contract Anniversary without incurring a surrender charge. This amount is not cumulative from Contract Year to Contract Year. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")

(2) We waive the transfer processing fee for the first twelve transfers during a Contract Year. Currently, we may assess a charge of $25 for the thirteenth and each subsequent transfer during a Contract Year.

     The next table describes the fees and expenses that you will pay periodically during the time that you own your Contract, not including Fund fees and expenses.

                                                                         GUARANTEED
PERIODIC CHARGES                                                       MAXIMUM CHARGE          CURRENT CHARGE
---------------------------------------------------------------------------------------------------------------
Annual Administrative Charge(3)                                            $  45                   $  30

Separate Account Annual Expenses (as a percentage of average variable accumulated value)

  Mortality and Expense Risk Charge                                         1.40%                   1.40%

  Total Separate Account Annual Expenses                                    1.40%                   1.40%

(3) We currently deduct an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date.

     The next table shows the minimum and maximum fees and expenses charged by any of the Investment Options for the fiscal year ended December 31, 2004. More detail concerning each Investment Option's fees and expenses is contained in the prospectus for each Investment Option.


                   ANNUAL INVESTMENT OPTION OPERATING EXPENSES
          (EXPENSES THAT ARE DEDUCTED FROM INVESTMENT OPTION ASSETS)(4)


                                                                          MINIMUM                 MAXIMUM
---------------------------------------------------------------------------------------------------------------
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees,
distribution and/or service (12b-1) fees and other expenses)                0.10%                   1.25%

Total Annual Investment Option Operating Expenses
After Contractual Fee Waiver or Reimbursement(5)                            0.10%                   1.25%



(4) For certain Investment Options, certain expenses were reimbursed or fees waived during 2004. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual expense reimbursement arrangements, annual Investment Option operating expenses would have been:



                                                                          MINIMUM                 MAXIMUM
---------------------------------------------------------------------------------------------------------------
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees,
distribution and/or service (12b-1) fees and other expenses)                0.10%                   1.15%



(5) The "Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement" line in the above table shows the minimum and maximum fees and expenses charged by any of the Investment Options that have contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue past the current year. Three Investment Options currently have contractual reimbursement or fee waiver arrangements in place. See the "Annual Investment Option Operating Expenses" table beginning on page 7 for a description of the fees and expenses charged by each of the Investment Options available under the Contract as well as any applicable contractual fee waiver or reimbursement arrangements.

     The following table indicates the Investment Options' fees and expenses for the year ended December 31, 2004, both before and after any contractual fee waiver or reimbursement. Current and future expenses may be higher or lower than those shown.


                   ANNUAL INVESTMENT OPTION OPERATING EXPENSES
           (EXPENSES THAT ARE DEDUCTED FROM INVESTMENT OPTION ASSETS)


                                                                       TOTAL EXPENSES
                                                                           (BEFORE          TOTAL AMOUNT       TOTAL EXPENSES
                                                                         CONTRACTUAL       OF CONTRACTUAL    (AFTER CONTRACTUAL
                               ADVISORY       OTHER        12b-1       FEE WAIVERS AND      FEE WAIVER OR      FEE WAIVERS AND
INVESTMENT OPTION                 FEE       EXPENSES        FEE       REIMBURSEMENTS)      REIMBURSEMENT      REIMBURSEMENTS)
---------------------------------------------------------------------------------------------------------------------------------
American Century Investments

  VP Ultra(R) Fund               1.00%        0.00%        0.00%            1.00%               0.00%               1.00%(1)

  VP Vista Fund                  1.00%        0.00%        0.00%            1.00%               0.00%               1.00%(1)

Dreyfus

  VIF Appreciation
  Portfolio--Initial
  Share Class                    0.75%        0.04%        0.00%            0.79%               0.00%               0.79%

  VIF Developing
  Leaders Portfolio--
  Initial Share Class            0.75%        0.04%        0.00%            0.79%               0.00%               0.79%

  VIF Disciplined
  Stock Portfolio--
  Initial Share Class            0.75%        0.10%        0.00%            0.85%               0.00%               0.85%

  VIF Growth and
  Income Portfolio--
  Initial Share Class            0.75%        0.07%        0.00%            0.82%               0.00%               0.82%

  VIF International
  Equity Portfolio--
  Initial Share Class            0.75%        0.29%        0.00%            1.04%               0.00%               1.04%

EquiTrust Variable Insurance
Series Fund

  Blue Chip
  Portfolio                      0.20%        0.10%        0.00%            0.30%               0.00%               0.30%

  High Grade Bond
  Portfolio                      0.30%        0.15%        0.00%            0.45%               0.00%               0.45%

  Managed
  Portfolio                      0.45%        0.11%        0.00%            0.56%               0.00%               0.56%

  Money Market
  Portfolio                      0.25%        0.31%        0.00%            0.56%               0.00%               0.56%

  Strategic Yield
  Portfolio                      0.45%        0.14%        0.00%            0.59%               0.00%               0.59%

  Value Growth
  Portfolio                      0.45%        0.13%        0.00%            0.58%               0.00%               0.58%

                                                                       TOTAL EXPENSES
                                                                           (BEFORE          TOTAL AMOUNT       TOTAL EXPENSES
                                                                         CONTRACTUAL       OF CONTRACTUAL    (AFTER CONTRACTUAL
                               ADVISORY       OTHER        12b-1       FEE WAIVERS AND      FEE WAIVER OR      FEE WAIVERS AND
INVESTMENT OPTION                 FEE       EXPENSES        FEE       REIMBURSEMENTS)      REIMBURSEMENT      REIMBURSEMENTS)
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance
Products Funds

  VIP Contra fund
  Portfolio--Initial
  Class                          0.57%        0.11%        0.00%            0.68%               0.00%               0.68%(2)

  VIP Growth
  Portfolio--Initial
  Class                          0.58%        0.10%        0.00%            0.68%               0.00%               0.68%(2)

  VIP Growth &
  Income Portfolio--
  Initial Class                  0.47%        0.13%        0.00%            0.60%               0.00%               0.60%

  VIP Index 500
  Portfolio--Initial
  Class                          0.10%        0.00%        0.00%            0.10%               0.00%               0.10%(3)

  VIP Mid Cap
  Portfolio--Service
  Class 2                        0.57%        0.14%        0.25%            0.96%               0.00%               0.96%(2)

  VIP Overseas
  Portfolio--Initial
  Class                          0.72%        0.19%        0.00%            0.91%               0.00%               0.91%(2)

Franklin Templeton

  Franklin Small Cap
  Value Securities
  Fund--Class 2                  0.53%        0.18%        0.25%            0.96%               0.04%               0.92%(5)(6)

  Franklin Small
  Mid Cap Growth
  Securities Fund--
  Class 2                        0.48%        0.29%        0.25%            1.02%               0.03%               0.99%(5)(6)

  Franklin
  U.S. Government
  Fund--Class 2                  0.49%        0.05%        0.25%            0.79%               0.00%               0.79%(4)(5)

  Mutual Shares
  Securities Fund--
  Class 2                        0.60%        0.15%        0.25%            1.00%               0.00%               1.00%(5)

  Templeton Growth
  Securities Fund--
  Class 2                        0.79%        0.07%        0.25%            1.11%               0.00%               1.11%(4)(5)

J.P. Morgan Series Trust II

  JPMorgan Mid Cap
  Value Portfolio                0.70%        0.55%        0.00%            1.25%               0.00%               1.25%(7)

  JPMorgan Small
  Company Portfolio              0.60%        0.55%        0.00%            1.15%               0.00%               1.15%(7)

Summit Pinnacle Series

  Russell 2000 Small
  Cap Index Portfolio            0.35%        0.41%        0.00%            0.76%               0.01%               0.75%(8)

  S&P Mid Cap
  400 Index Portfolio            0.30%        0.26%        0.00%            0.56%               0.00%               0.56%

                                                                       TOTAL EXPENSES
                                                                           (BEFORE          TOTAL AMOUNT       TOTAL EXPENSES
                                                                         CONTRACTUAL       OF CONTRACTUAL    (AFTER CONTRACTUAL
                               ADVISORY       OTHER        12b-1       FEE WAIVERS AND      FEE WAIVER OR      FEE WAIVERS AND
INVESTMENT OPTION                 FEE       EXPENSES        FEE       REIMBURSEMENTS)      REIMBURSEMENT      REIMBURSEMENTS)
---------------------------------------------------------------------------------------------------------------------------------
T.Rowe Price Equity
Series, Inc.

  Equity Income
  Portfolio                      0.85%        0.00%        0.00%            0.85%               0.00%               0.85%(9)

  Mid-Cap Growth
  Portfolio                      0.85%        0.00%        0.00%            0.85%               0.00%               0.85%(9)

  New America
  Growth Portfolio               0.85%        0.00%        0.00%            0.85%               0.00%               0.85%(9)

  Personal Strategy
  Balanced Portfolio             0.90%        0.00%        0.00%            0.90%               0.00%               0.90%(9)(10)

T.Rowe Price International
Series ,Inc.

  International Stock
  Portfolio                      1.05%        0.00%        0.00%            1.05%               0.00%               1.05%(9)



(1) The Fund has a stepped fee schedule. As a result, the Fund's management fee rate generally decreases as Fund assets increase. Please consult the Fund's prospectus for more details about the Fund's management fees. Information regarding other expenses, which include the fees and expenses of the Fund's independent directors, their legal counsel, interest and extraordinary expenses, can be found in the Fees and Expenses section of the Fund's prospectus.

(2) Total expenses were lower than those shown because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. Including these reductions, total expenses would have been: Contrafund Portfolio 0.66%, Growth Portfolio 0.65%, Mid Cap Portfolio 0.93% and Overseas Portfolio 0.87%. This arrangement may be discontinued by the Fund's manager at any time.

(3) Effective March 1, 2005, management fees for the Fund were reduced to 0.10%, and Fund expenses were limited to 0.10% (these limits do not apply to interest, taxes, brokerage commissions, securities lending fees or extraordinary expenses). This expense limit may not be increased without approval of the Fund's shareholders and board of trustees.

(4) The Fund administration fee is paid indirectly through the management fee.

(5) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate of 0.25% per year.

(6) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money
Fund). This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission.

(7) Reflects a written agreement pursuant to which the Portfolio's administrator agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio's shares (excluding interest, taxes and extraordinary expenses) exceed 1.25% and 1.15% of its average daily net assets through April 30, 2006 for the Mid Cap Value and Small Company Portfolios, respectively. In addition, the Portfolio's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. Taking these voluntary waiver and reimbursement arrangements into account, the expense ratio for the Mid Cap Value Portfolio would be 1.00%.

(8) The Fund's adviser has agreed to limit total expenses, to the extent they exceed 0.75% of the Russell 2000 Small Cap Index Portfolio. This expense limit may not be changed without approval of the Portfolio's shareholders.

(9) Total Annual Investment Option expenses are an all-inclusive fee and pay for investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, non-recurring and extraordinary items or fees and expenses for the portfolio's independent directors. The fee is based on fund average daily net assets and is calculated and accrued daily.

(10) The Portfolio's manager has voluntarily agreed to reduce its management fee by the amount of expenses incurred as a result of the Portfolio's investment in other T. Rowe Price portfolios. Including this reduction, total expenses would have been 0.87%. waived.

EXAMPLES

     The examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the annual administrative charge, mortality and expense risk fees, and Investment Option fees and expenses.

     Each example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year.

     EXAMPLE 1

     The first example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1. If you surrender your Contract at the end of the applicable time period:


               1 YEAR      3 YEARS     5 YEARS   10 YEARS
               ------------------------------------------
               $  839      $ 1,264     $ 1,699   $  3,166



     2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option 2 or 4 with a one year annuity payment period(1):



               1 YEAR      3 YEARS     5 YEARS   10 YEARS
               ------------------------------------------
               $  798      $ 1,200     $ 1,610   $  3,166


     3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect annuity payment options 1, 3, 5, 6 or 7:


               1 YEAR      3 YEARS     5 YEARS   10 YEARS
               ------------------------------------------
               $  287      $   880     $ 1,499   $  3,166


     EXAMPLE 2

     The second example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1. If you surrender your Contract at the end of the applicable time period:


               1 YEAR      3 YEARS     5 YEARS   10 YEARS
               ------------------------------------------
               $  730      $   930     $ 1,130   $  1,998



     2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option 2 or 4 with a one year annuity payment period(1):



               1 YEAR      3 YEARS     5 YEARS   10 YEARS
               ------------------------------------------
               $  688      $   863     $ 1,035   $  1,998


     3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect annuity payment options 1, 3, 5, 6 or 7:


               1 YEAR      3 YEARS     5 YEARS   10 YEARS
               ------------------------------------------
               $  172      $   533     $   918   $  1,998



     (1) Selection of an annuity payment period with a duration of greater than one year would result in lower one-, three- and five-year expense figures. In calculating the surrender charge that would apply in the case of annuitization under fixed payment option 2 or 4, the Company will add the number of years for which payments will be made under the annuity payment option selected to the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender occurs for purposes of determining the surrender charge percentage that would apply upon annuitization.


CONDENSED FINANCIAL INFORMATION

     Please refer to APPENDIX B for accumulation unit information for each Subaccount.

SUMMARY OF THE CONTRACT

     ISSUANCE OF A CONTRACT. The Contract is an individual flexible premium deferred variable annuity contract with no maximum age required of Owners on the Contract Date (see "DESCRIPTION OF ANNUITY CONTRACT--Issuance of a Contract"). See "DISTRIBUTION OF THE CONTRACTS" for information on compensation of persons selling the Contracts. The Contracts are:

       - "flexible premium" because you do not have to pay premiums according to a fixed schedule, and

       - "variable" because, to the extent Accumulated Value is attributable to the Account, Accumulated Value will increase and decrease based on the investment performance of the Investment Options corresponding to the Subaccounts to which you allocate your premiums.

     FREE-LOOK PERIOD. You have the right to return the Contract within 20 days after you receive it (see "DESCRIPTION OF ANNUITY CONTRACT--Free-Look Period"). If you return the Contract, it will become void and you will receive either the greater of:

       -  premiums paid, or

       - the Accumulated Value on the date the Company receives the returned Contract at our Home Office, plus administrative charges and any other charges deducted under the Contract.

     PREMIUMS. The minimum initial premium amount the Company accepts is $1,000. (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make subsequent premium payments (minimum $50 each) at any time. (See "DESCRIPTION OF ANNUITY CONTRACT--Premiums.")

     ALLOCATION OF PREMIUMS. You can allocate premiums to one or more Subaccounts, the Declared Interest Option, or both (see "DESCRIPTION OF ANNUITY CONTRACT--Allocation of Premiums").

       - The Company will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract Date.

       - At the end of that period, the Company will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

     TRANSFERS. You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Transfer Privilege").

       - The mimimum amount of each transfer is $100 or the entire amount in the Subaccount or Declared Interest Option, if less.

       - Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option. If the Accumulated Value in the Declared Interest Option after the transfer is less than $1,000, you may transfer the entire amount.

       - The Company waives fees for the first twelve transfers during a Contract Year.

       - The Company may assess a transfer processing fee of $25 for the 13th and each subsequent transfer during a Contract Year.


     Partial Withdrawal. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Partial Withdrawals and Surrenders--Partial Withdrawals"). Certain partial withdrawals may be subject to a surrender charge (see "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER"). A partial withdrawal may have tax consequences and may be restricted under certain Qualified Contracts. (See "FEDERAL TAX MATTERS.")

     SURRENDER. You may surrender your Contract upon Written Notice on or before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Partial Withdrawals and Surrenders--SURRENDER"). A surrender may have tax consequences and may be restricted under certain Qualified Contracts. (See "FEDERAL TAX MATTERS.")


     Death Benefit. We will pay a death benefit if the Owner dies prior to the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Death Benefit Before the Retirement Date--DEATH OF AN ANNUITANT").


CHARGES AND DEDUCTIONS

     Your Contract will be assessed the following charges and deductions:

     SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). We apply a charge if you make a partial withdrawal from or surrender your Contract during the first six Contract Years (see "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales CHARGE)--CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER"). We deduct this charge from the amount surrendered.

               CONTRACT YEAR IN WHICH     CHARGE AS A PERCENTAGE OF
                  WITHDRAWAL OCCURS            AMOUNT WITHDRAWN
               ----------------------------------------------------
                         1                           6%
                         2                           5
                         3                           4
                         4                           3
                         5                           2
                         6                           1
                    7 and after                      0

     In each Contract Year you may annually withdraw a maximum of 10% of the Accumulated Value calculated as the most recent prior Contract Anniversary without incurring a surrender charge. If you subsequently surrender your Contract during the Contract Year, we may apply a surrender charge to any partial withdrawals you've taken. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")

     We reserve the right to waive the surrender charge as provided in the Contract. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--WAIVER OF SURRENDER CHARGE.")

     ANNUAL ADMINISTRATIVE CHARGE. We deduct an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date (see "CHARGES AND DEDUCTIONS--Annual Administrative Charge"). (This charge is guaranteed not to exceed $45.) We currently waive this charge:

       - on the Contract Date with an initial premium payment of $50,000 or greater, or

       - if your Accumulated Value is $50,000 or greater on your most recent Contract Anniversary.

     We may terminate this waiver at any time.


     TRANSFER PROCESSING FEE. We may assess a $25 fee for the 13th and each subsequent transfer in a Contract Year. (This charge is guaranteed not to exceed $25 per transfer.)


     MORTALITY AND EXPENSE RISK CHARGE. We apply a daily mortality and expense risk charge, calculated at an annual rate of 1.40% (approximately 1.01% for mortality risk and 0.39% for expense risk) (see "CHARGES AND
     DEDUCTIONS--Mortality and Expense Risk Charge").

     INVESTMENT OPTION EXPENSES. The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. The table beginning on page 7 titled "Annual Investment Option Operating Expenses" lists these fees.

     RISK OF AN INCREASE IN CURRENT FEES AND EXPENSES. Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels.

ANNUITY PROVISIONS

     On your Retirement Date, you may choose to have the Net Accumulated Value distributed to you as follows:

       -  under a payment option, or

       -  in a lump sum (see "PAYMENT OPTIONS").

FEDERAL TAX MATTERS

     The Contract's earnings are generally not taxed until you take a distribution. If you are under age 59 1/2 when you take a distribution, the earnings may also be subject to a penalty tax. Different tax consequences apply to distributions from Qualified Contracts. (See "FEDERAL TAX MATTERS.")

THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS

EQUITRUST LIFE INSURANCE COMPANY

     The Company was incorporated on June 3, 1966 as a stock life insurance company in the State of Iowa and is principally engaged in the offering of life insurance policies and annuity contracts. We are admitted to do business in 49 states and the District of Columbia: Alabama, Alaska, Arizona, Arkansas, California, Colorado, Connecticut, Delaware, Florida, Georgia, Hawaii, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Maryland, Massachusetts, Michigan, Minnesota, Mississippi, Missouri, Montana, Nebraska, Nevada, New Hampshire, New Jersey, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma,
     Oregon, Pennsylvania, Rhode Island, South Carolina, South Dakota, Tennessee, Texas, Utah, Vermont, Virginia, Washington, West Virginia, Wisconsin and Wyoming. Our Home Office is at 5400 University Avenue,
     West Des Moines, Iowa 50266.

IMSA

     The Company is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, the Company may use the IMSA logo and language in advertisements.

EQUITRUST LIFE ANNUITY ACCOUNT II

     On January 6, 1998, we established the Account pursuant to the laws of the State of Iowa. The Account:

       -  will receive and invest premiums paid to it under the Contract;

       - will receive and invest premiums for other variable annuity contracts we issue;

       - is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Account, us or the Funds.

     We own the Account's assets. However, we cannot charge the Account with liabilities arising out of any other business we may conduct. The Account's assets are available to cover the general liabilities of the Company only to the extent that the Account's assets exceed its liabilities. We may transfer assets which exceed these reserves and liabilities to our General Account. All obligations arising under the Contracts are general corporate obligations of the Company.

INVESTMENT OPTIONS


     There are currently 33 Subaccounts available under the Account, each of which invests exclusively in shares of a single corresponding Investment Option. Each of the Investment Options was formed as an investment vehicle for insurance company separate accounts. Each Investment Option has its own investment objective(s) and separately determines the income and losses for that Investment Option. While you may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option. If your Contract was issued on or after May 1, 2004, you may not invest in the T. Rowe Price Mid-Cap Growth Subaccount.

     The investment objective(s) and policies of certain Investment Options are similar to the investment objective(s) and policies of other portfolios that the same investment adviser, investment sub-adviser or manager may manage. The investment results of the Investment Options, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Investment Options will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser, investment sub-adviser or manager.

     We have summarized below the investment objective(s) and policies of each Investment Option. There is no assurance that any Investment Option will achieve its stated objective(s). You should also read the prospectus for each Investment Option, which must accompany or precede this Prospectus, for more detailed information, including a description of risks and expenses.

AMERICAN CENTURY INVESTMENTS. American Century Investment Management, Inc. is the investment adviser to the Funds.



PORTFOLIO                       INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------
VP Ultra(R) Fund                -  This Fund seeks long-term capital growth. The Fund pursues this objective by investing in common stocks of large companies with earnings and revenue that are not only growing, but growing at a successively faster, or accelerating pace.

VP Vista(SM) Fund               -  This Fund seeks long-term capital growth. The Fund pursues this objective by investing in common stocks of medium-sized and smaller companies which will increase in value over time.


DREYFUS. The Dreyfus Corporation serves as the investment adviser to the the Dreyfus Variable Investment Fund. Fayez Sarofim and Co. serves as the investment sub-adviser to the Dreyfus Variable Investment Fund: Appreciation Portfolio and Newton Capital Management Limited serves as the investment sub-adviser to the Dreyfus Variable Investment Fund: International Equity Portfolio.


PORTFOLIO                       INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------
Dreyfus Variable Investment     -  This Portfolio seeks long-term capital growth consistent with
Fund: Appreciation                 preservation of capital. Its secondary goal is current income. To
Portfolio--Initial Share           pursue these goals, the Portfolio normally invests at least 80%
Class                              of its assets in common stocks. The Portfolio focuses on "blue chip" companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational
                                   companies.

Dreyfus Variable Investment     -  This Portfolio seeks capital growth. To pursue this goal, the
Fund: Developing Leaders           Portfolio normally invests at least 80% of its assets in the
Portfolio--Initial Share           stocks of companies the adviser believes to be developing
Class                              leaders: companies characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the Portfolio primarily invests in small companies with market capitalizations of less than $2 billion at the time of purchase.

PORTFOLIO                       INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------
Dreyfus Variable Investment     -  This Portfolio seeks investment returns (consisting of capital
Fund: Disciplined Stock            appreciation and income) that are consistently superior to the
Portfolio--Initial Share           Standard & Poor's 500 Composite Stock Price Index (S&P 500). To
Class                              pursue this goal, the Portfolio normally invests at least 80% of its assets in stocks. The Portfolio focuses on stocks of
                                   large-cap companies.

Dreyfus Variable Investment     -  This Portfolio seeks to provide long-term capital growth, current
Fund: Growth and Income            income and growth of income, consistent with reasonable
Portfolio--Initial Share           investment risk. To pursue this goal, the Portfolio invests
Class                              primarily in stocks, bonds and money market instruments of domestic and foreign issuers.

Dreyfus Variable Investment     -  This Portfolio seeks capital growth. To pursue this goal, the
Fund: International Equity         Portfolio invests primarily in growth stocks of foreign
Portfolio--Initial Share           companies. Normally, the Portfolio invests at least 80% of its
Class                              assets in stocks, including common stocks and convertible
                                   securities, including those issued in initial public offerings.


EQUITRUST VARIABLE INSURANCE SERIES FUND. EquiTrust Investment Management Services, Inc. is the investment adviser to the Portfolios.


PORTFOLIO                       INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------
Blue Chip Portfolio             -  This Portfolio seeks growth of capital and income. The Portfolio pursues this objective by investing at least 80% of its assets in equity securities of well-capitalized, established companies.

High Grade Bond Portfolio       -  This Portfolio seeks as high a level of current income as is consistent with an investment in a diversified portfolio of high grade income-bearing debt securities. The Portfolio will pursue this objective by investing at least 80% of its net assets in debt securities rated AAA, AA or A by Standard & Poor's or Aaa,
                                   Aa or A by Moody's Investors Service, Inc. and in securities issued or guaranteed by the United States government or its agencies or instrumentalities.

Managed Portfolio               -  This Portfolio seeks the highest level of total return through income and capital appreciation. The Portfolio pursues this objective through a fully managed investment policy consisting of investment in the following three market sectors: (i) common stocks and other equity securities; (ii) high grade debt
                                   securities and preferred stocks of the type in which the High
                                   Grade Bond Portfolio may invest; and (iii) money market
                                   instruments of the type in which the Money Market Portfolio may invest.

Money Market Portfolio          -  This Portfolio seeks maximum current income consistent with liquidity and stability of principal. The Portfolio will pursue this objective by investing in high quality short-term money market instruments. AN INVESTMENT IN THE MONEY MARKET PORTFOLIO
                                   IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT
                                   INSURANCE CORPORATION, OR ANY GOVERNMENT AGENCY. THERE CAN BE NO
                                   ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE
                                   NET ASSET VALUE OF $1.00 PER SHARE. DURING EXTENDED PERIODS OF
                                   LOW INTEREST RATES, THE YIELD OF A MONEY MARKET SUBACCOUNT MAY
                                   ALSO BE EXTREMELY LOW AND POSSIBLY NEGATIVE.

PORTFOLIO                       INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------
Strategic Yield Portfolio       -  This Portfolio seeks as a primary objective, as high a level of current income as is consistent with investment in a diversified portfolio of lower-rated, higher-yielding income-bearing
                                   securities. As a secondary objective, the Portfolio seeks capital appreciation when consistent with its primary objective. The
                                   Portfolio pursues these objectives by investing primarily in debt and income-bearing securities rated Baa or lower by Moody's
                                   Investors Service, Inc. and/or BBB or lower by Standard & Poor's, or in unrated securities of comparable quality (i.e., junk bonds). AN INVESTMENT IN THIS PORTFOLIO MAY ENTAIL GREATER THAN
                                   ORDINARY FINANCIAL RISK. (See the Fund prospectus "HIGHER RISK
                                   SECURITIES AND INVESTMENT STRATEGIES--Lower-Rated Debt
                                   Securities.")

Value Growth Portfolio          -  This Portfolio seeks long-term capital appreciation. The
                                   Portfolio pursues this objective by investing primarily in equity securities of companies that the investment adviser believes have a potential to earn a high return on capital and/or in equity securities that the investment adviser believes are undervalued by the marketplace. Such equity securities may include common stock, preferred stock and securities convertible or exchangeable into common stock.



FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS. Fidelity Management & Research Company serves as the investment adviser to these Portfolios.



PORTFOLIO                       INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)      -  This Portfolio seeks long-term capital appreciation. The
Portfolio                          Portfolio normally invests primarily in common stocks. The
                                   Portfolio invests in securities of companies whose value the adviser believes is not fully recognized by the public.

Fidelity VIP Growth Portfolio   -  This Portfolio seeks capital appreciation. The Portfolio invests primarily in common stocks. The Portfolio invests in securities of Companies the adviser believes have above-average growth potential.

Fidelity VIP Growth & Income    -  This Portfolio seeks high total return through a combination of
Portfolio                          current income and capital appreciation. The Portfolio normally invests the majority of its assets in domestic and foreign equity securities, with a focus on those that pay current dividends and show potential earnings growth. However, the Portfolio may buy debt securities as well as equity securities that are not
                                   currently paying dividends, but offer prospects for capital appreciation or future income.

Fidelity VIP Index 500          -  This Portfolio seeks to provide investment results that
Portfolio                          correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. To achieve this objective, the Portfolio normally invests at least 80% of its assets in common stocks included in the S&P 500.

PORTFOLIO                       INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap            -  This Portfolio seeks long-term growth of capital. The Portfolio
Portfolio                          normally invests at least 65% of its total assets in securities of companies with medium market capitalizations. The investment adviser invests primarily in common stocks.

Fidelity VIP Overseas           -  This Portfolio seeks long-term growth of capital. Normally, at
Portfolio                          least 80% of the Portfolio's total assets will be invested in foreign equity securities. The Portfolio may also invest in U.S.
                                   issuers.



FRANKLIN TEMPLETON. Franklin Advisers, Inc. serves as the investment adviser to the Franklin Small Mid-Cap Growth Securities and U.S. Government Funds; Franklin Advisory Services, LLC serves as the investment adviser to the Franklin Small Cap Value Securities Fund; Franklin Mutual Advisers, LLC serves as the investment adviser to the Mutual Shares Securities Fund; and Templeton Global Advisors Limited serves as the investment adviser to the Templeton Growth Securities Fund.



PORTFOLIO                       INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------
Franklin Small Cap Value        -  This Fund seeks long-term total return. The Fund normally invests
Securities Fund                    at least 80% of its net assets in investments of small
                                   capitalization companies, and invests primarily to predominantly in equity securities. For this Fund, small cap companies are those with market capitalization values not exceeding $2.5 billion at the time of purchase. The Fund invests in small companies that the Fund's manager believes are undervalued.

Franklin Small Mid-Cap Growth   -  This Fund seeks long-term capital growth. The Fund normally
Securities Fund (formerly          invests at least 80% of its net assets in investments of small
known as Franklin Small Cap        capitalization (small-cap) and mid capitalization (mid-cap)
Fund)                              companies. For this Fund, small-cap companies are those with market capitalization values not exceeding: (i) $1.5 billion; or
                                   (ii) the highest market capitalization value in the Russell
                                   2000(R) Index, whichever is greater, at the time of purchase; and
                                   mid-cap companies are those with market capitalization values not exceeding $8.5 billion, at the time of purchase.

Franklin U.S. Government Fund   -  This Fund seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities, primarily fixed and variable rate mortgage-backed securities.

Mutual Shares Securities Fund   -  This Fund seeks capital appreciation with income as a secondary goal. The Fund normally invests mainly in U.S. equity securities, and substantially in undervalued stocks, risk arbitrage
                                   securities and distressed companies.

Templeton Growth Securities     -  This Fund seeks long-term capital growth. The Fund normally
Fund                               invests mainly in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging
                                   markets.

J.P. MORGAN SERIES TRUST II. J.P. Morgan Investment Management Inc. serves as the investment adviser to the Portfolios.


PORTFOLIO                       INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------
JPMorgan Mid Cap Value          -  The Portfolio seeks growth from capital appreciation by investing
Portfolio                          at least 80% of its Assets in equity securities of mid-cap companies. "Assets" means net assets, plus the amount of
                                   borrowings for investment purposes. Mid-cap companies are
                                   companies with market capitalizations between $1 billion to $20 billion at the time of purchase.

JPMorgan Small Company          -  This Portfolio seeks to provide high total return from a
Portfolio                          portfolio of small company stocks. Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity investments of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations similar to those within the universe of the Russell 2000(R) Index at the time of purchase.


SUMMIT PINNACLE SERIES OF SUMMIT MUTUAL FUNDS, INC. Summit Investment Partners, Inc. serves as the investment adviser to the Portfolios.


PORTFOLIO                       INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------
Russell 2000 Small Cap Index    -  This Portfolio seeks investment results that correspond to the
Portfolio                          investment performance of U.S. common stocks, as represented by the Russell 2000(R) Index. The Portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least 95%
                                   between the total return of its net assets before expenses and the total return of the Russell 2000(R) Index.

S&P MidCap 400 Index            -  This Portfolio seeks investment results that correspond to the
Portfolio                          total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index. The Portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least 95%
                                   between the total return of its net assets before expenses and the total return of the S&P MidCap 400 Index.


T. ROWE PRICE EQUITY SERIES, INC. T. Rowe Price Associates, Inc. is the investment adviser to the Portfolios.


PORTFOLIO                       INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------
Equity Income Portfolio         -  This Portfolio seeks to provide substantial dividend income and long-term capital appreciation by investing primarily in
                                   dividend-paying common stocks of established companies considered by the adviser to have favorable prospects for both increasing dividends and capital appreciation.

PORTFOLIO                       INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------
Mid-Cap Growth Portfolio*       -  This Portfolio seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks with the potential for above-average earnings growth. The investment adviser defines mid-cap companies as those whose market capitalization falls within the range of companies in either the Standard & Poor's
                                   Mid-Cap 400 Index or the Russell Mid-Cap Growth Index.

                                   *THE T. ROWE PRICE MID-CAP GROWTH PORTFOLIO IS NOT AVAILABLE AS
                                   AN INVESTMENT OPTION FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2004.

New America Growth Portfolio    -  This Portfolio seeks to provide long-term growth of capital by investing primarily in the common stocks of companies operating in sectors the investment adviser believes will be the fastest growing in the U.S. Fast-growing companies can be found across an array of industries in today's "new America".

Personal Strategy Balanced      -  This Portfolio seeks the highest total return over time
Portfolio                          consistent with an emphasis on both capital appreciation and income. The Portfolio pursues its objective by investing in a diversified portfolio typically consisting of approximately 60%
                                   stocks, 30% bonds and 10% money market securities.


T. ROWE PRICE INTERNATIONAL SERIES, INC. T. Rowe Price International, Inc. is the investment adviser to the Portfolio.


PORTFOLIO                       INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
----------------------------------------------------------------------------------------------------
International Stock Portfolio   -  This Portfolio seeks to provide capital appreciation through investments primarily in common stocks of established companies based outside the United States.


The Funds currently sell shares: (a) to the Account as well as to separate accounts of insurance companies that may or may not be affiliated with the Company or each other; and (b) to separate accounts to serve as the underlying investment for both variable insurance policies and variable annuity contracts. We currently do not foresee any disadvantages to owners arising from the sale of shares to support variable annuity contracts and variable life insurance policies, or from shares being sold to separate accounts of insurance companies that may or may not be affiliated with the Company. However, we will monitor events in order to identify any material irreconcilable conflicts that might possibly arise. In that event, we would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects owners, we will take appropriate action on our own, which may include withdrawing the Account's investment in that Fund. (See the Fund prospectuses for more detail.)

We may receive different amounts of compensation from an investment adviser, distributor and/or affiliate(s) of one or more of the Funds based upon an annual percentage of the average assets we hold in the Investment Options. These amounts, which may vary by adviser, distributor and/or Fund affiliate(s), are intended to compensate us for administrative and other services we provide to the Funds and/or affiliate(s) and may be significant. The amounts we currently receive on an annual basis range from 0.10% to 0.25% of the annual average assets we hold in the Investment Options. In addition, EquiTrust Marketing Services, LLC, the principal underwriter of the Contracts, receives 12b-1 fees deducted from certain portfolio assets attributable to the Contract for providing distribution and shareholder support services to some Investment Options.

Each Fund is registered with the SEC as an open-end, diversified management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

     We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held in the Account or that the Account may purchase. We reserve the right to eliminate the shares of any Investment Option and to substitute any shares of another Investment Option. We also may substitute shares of funds with fees and expenses that are different from the Funds. We will not substitute any shares attributable to your interest in a Subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

     We also reserve the right to establish additional subaccounts of the Account, each of which would invest in a new Investment Option, or in shares of another investment company with a specified investment objective. We may limit the availability of any new Investment Option to certain classes of purchasers. We may establish new subaccounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new subaccounts available to existing Contract Owners on a basis we determine. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant.

     In the event of any such substitution, deletion or change, we may make appropriate changes in this and other contracts to reflect such substitution, deletion or change. If you allocated all or a portion of your premiums to any of the current Subaccounts that are being substituted for or deleted, you may surrender the portion of the Accumulated Value funded by such Subaccount without paying the associated surrender charge. You may also transfer the portion of the Accumulated Value affected without paying a transfer charge.

     If we deem it to be in the best interest of persons having voting rights under the Contracts, we may:

       - operate the Account as a management investment company under the 1940 Act,

       - deregister the Account under that Act in the event such registration is no longer required, or

       -  combine the Account with our other separate accounts.

     In addition, we may, when permitted by law, restrict or eliminate your voting rights under the Contract.

DESCRIPTION OF ANNUITY CONTRACT

ISSUANCE OF A CONTRACT


     You must complete an application in order to purchase a Contract, which can be obtained through a licensed representative of the Company, who is also a registered representative of EquiTrust Marketing Services, LLC ("EquiTrust Marketing"). (If this date is the 29th, 30th or 31st of any month, the Contract Date will be the 28th of such month.) Your Contract Date will be the date the properly completed application is received at our Home Office. See "DESCRIPTION OF ANNUITY CONTRACT--Allocation of Premiums" for our procedures upon receipt of an incomplete application. The Company sells Qualified Contracts for retirement plans that qualify for special federal tax treatment under the Code, and also sells Non-Qualified Contracts. IRAs and other retirement plans that qualify for special federal tax treatment already have the tax-deferral feature found in the Contract; therefore, you should consider whether the features and benefits unique to the Contract are appropriate for your needs prior to purchasing a Qualified Contract. We do not apply a maximum age for owners on the Contract Date.

     Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent registered representatives fail to forward applications, premium payments and transaction requests to our Home Office on a timely basis.

PREMIUMS

     The minimum initial premium amount the Company will accept is $1,000. (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make mimimum subsequent premium payments of $50 or more at any time during the Annuitant's lifetime and before the Retirement Date.

     You may elect to receive premium reminder notices based on annual, semi-annual or quarterly payments. You may change the amount of the premium and frequency of the notice at any time. Also, under the Automatic Payment Plan, you can elect a monthly payment schedule for premium payments to be automatically deducted from a bank account or other source. Your Contract will not necessarily lapse even if additional premiums are not paid. You should forward all premium payments to our Home Office.

     If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to provide additional information about your account to government regulators.

FREE-LOOK PERIOD

     We provide for an initial "free-look" period during which time you have the right to return the Contract within 20 days after you receive it. (Certain states may provide for a 30 day free-look period in a replacement situation.) If you return the Contract, it will become void and you will receive the greater of:

       -  premiums paid, or

       - the Accumulated Value on the date we receive the returned Contract at our Home Office, plus administrative charges and any other charges deducted from the Account.

ALLOCATION OF PREMIUMS

     Upon receipt at our Home Office of your properly completed Contract application and initial premium payment, we will allocate the initial premium to the Money Market Subaccount within two Business Days. We deem receipt to occur on a Business Day if we receive your properly completed Contract application and premium payment at our Home Office before 3:00 p.m. central time. If received on or after 3:00 p.m. central time, we deem receipt to occur on the following Business Day. If your application is not properly completed, we reserve the right to retain your initial premium for up to five business days while we attempt to complete the application. At the end of this 5-day period, if the application is not complete, we will inform you of the reason for the delay and we will return the initial premium immediately, unless you specifically provide us your consent to retain the premium until the application is complete.

     You may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option; however, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option. (You must invest a minimum of 10% in each Investment Option. All percentages must be in whole numbers.) If your Contract was issued on or after May 1, 2004, you may not invest in the T. Rowe Price Mid-Cap Growth Subaccount.

       - Notwithstanding your allocation instructions, we will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract Date. We will also allocate any additional premiums received during this 10-day period to the Money Market Subaccount.

       - At the end of that period, we will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

       - We will allocate subsequent premiums in the same manner at the end of the Valuation Period we receive them at our Home Office, unless the allocation percentages are changed. We must receive a premium payment by 3:00 p.m. central time for the premium to be allocated that Business Day. Premiums received at or after 3:00 p.m. central time will be allocated on the following Business Day.


       - You may change your allocation instructions at any time by sending Written Notice to our Home Office. If you change your allocation percentages, we will allocate subsequent premium payments in accordance with the allocation instructions in effect. Changing your allocation instructions will not alter the allocation of your existing Accumulated Values among the Subaccounts or the Declared Interest Option.

       - You may, however, direct individual payments to a specific Subaccount, the Declared Interest Option, or any combination thereof, without changing the existing allocation instructions.

     Because the Accumulated Values in each Subaccount will vary with that Subaccount's investment performance, you bear the entire investment risk for amounts allocated to the Subaccount. You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.

VARIABLE ACCUMULATED VALUE

     The variable accumulated value of your Contract will reflect the investment performance of your selected Subaccounts, any premiums paid, surrenders or partial withdrawals, transfers and charges assessed. The Company does not guarantee a minimum variable accumulated value, and, because your Contract's variable accumulated value on any future date depends upon a number of variables, it cannot be predetermined.

     CALCULATION OF VARIABLE ACCUMULATED VALUE. Your Contract's variable accumulated value is determined at the end of each Valuation Period and is the aggregate of the values in each of the Subaccounts under your Contract. These values are determined by multiplying each Subaccount's unit value by the number of units allocated to that Subaccount.

     DETERMINATION OF NUMBER OF UNITS. The amounts allocated to your selected Subaccounts are converted into Subaccount units. The number of units credited to each Subacount in your Contract is calculated at the end of the Valuation Period by dividing the dollar amount allocated by the unit value for that Subaccount. At the end of the Valuation Period, we will increase the number of units in each Subaccount by:

       -  any premiums paid, and

       - any amounts transferred from another Subaccount or the Declared Interest Option.

     We will decrease the number of units in each Subaccount by:

       -  any amounts withdrawn,

       -  applicable charges assessed, and

       - any amounts transferred to another Subaccount or the Declared Interest Option.

     DETERMINATION OF UNIT VALUE. We have set the unit value for each Subaccount's first Valuation Period at $10. We calculate the unit value for a Subaccount for each subsequent Valuation Period by dividing (a) by (b) where:

       (a) is the net result of:

               1. the value of the net assets in the Subaccount at the end of the preceding Valuation Period; plus

               2. the investment income and capital gains, realized or unrealized, credited to the Subaccount during the current Valuation Period; minus

               3. the capital losses, realized or unrealized, charged against the Subaccount during the current Valuation Period; minus

               4. any amount charged for taxes or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount; minus

               5. the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

       (b) is the number of units outstanding at the end of the preceding Valuation Period.

TRANSFER PRIVILEGE

     You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date. We will process all transfers based on the net asset value next determined after we receive your signed written request at our Home Office.

       - The minimum amount of each transfer is $100 or the entire amount in that Subaccount or Declared Interest Option, if less.

       - Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option.

       - If a transfer would reduce the Accumulated Value in the Declared Interest Option below $1,000, you may transfer the entire amount in that option.

       - The Company waives the transfer processing fee for the first twelve transfers during a Contract Year.

       - The Company will assess a transfer processing fee of $25 for the 13th and each subsequent transfer during a Contract Year.

          We process transfers at the unit values next determined after we receive your request at our Home Office. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time, we will process the transfer at the unit values calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time, we will process the transfer at the unit values calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based upon the time noted at the beginning of the transmission.

       - We allow an unlimited number of transfers among or between the Subaccounts or the Declared Interest Option. (See "DECLARED INTEREST OPTION--Transfers from Declared Interest Option.") However, if your Contract was issued on or after May 1, 2004, you may not transfer Accumulated Value to the T. Rowe Price Mid-Cap Growth Subaccount.

     All transfer requests received in a Valuation Period will be considered to be one transfer, regardless of the Subaccounts or Declared Interest Option affected. We will deduct the transfer processing fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash.

     You may also transfer monies via telephone request if you selected this option on your initial application or have provided us with proper authorization. We reserve the right to suspend telephone transfer privileges at any time.

     We will employ reasonable procedures to confirm that telephone instructions are genuine. We are not liable for any loss, damage or expense from complying with telephone instructions we reasonably believe to be authentic.

     CAUTION: Telephone transfer priveleges may not always be available. Telephone systems, whether yours, your service provider's or you registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make a written request to our Home Office.

     ADDITIONAL LIMITATIONS ON TRANSFERS. When you make a request to transfer Accumulated Value from one Subaccount to another, your request triggers the purchase and redemption of shares of the affected Investment Options. Therefore, an Owner who makes frequent transfers among the Subaccounts available under this Contract causes frequent purchases and redemptions of shares of the Investment Options.

     Frequent purchases and redemptions of shares of the Investment Options may dilute the value of the shares if the frequent trading involves an effort to take advantage of the possibility of a lag between a change in the value of an Investment Option's portfolio securities and the reflection of that change in the Investment Option's share price. This strategy, sometimes referred to as "market timing," involves an attempt to buy shares of an Investment Option at a price that does not reflect the current market value of the portfolio securities of the Investment Option, and then to realize a profit when the shares are sold the next Business Day or thereafter. In addition, frequent purchases and redemptions of shares of the Investment Options may increase brokerage and administrative costs of the Investment Options, and may disrupt an Investment Option's portfolio management strategy, requiring it to maintain a high cash position and possibly resulting in lost opportunity costs and forced liquidations.

     For the reasons discussed, frequent transfers by an Owner between the Subaccounts may adversely affect the long-term performance of the Investment Options, which may, in turn, adversely affect other Owners and other persons who may have material rights under the Contract (e.g., Beneficiaries). We endeavor to protect long-term Owners by maintaining policies and procedures to discourage frequent transfers among Subaccounts under the Contracts, and have no arrangements in place to permit any Owner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this Contract.

     If we determine that you are engaging in frequent transfer activity among Subaccounts, we may, without prior notice, limit your right to make transfers. We monitor for frequent transfer activity among the Subaccounts based upon established parameters that are applied consistently to all Owners. Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. For purposes of applying the parameters used to detect frequent transfers, we may aggregate transfers made in two or more Contracts that we believe are related (e.g., two Contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). We do not apply our policies and procedures to discourage frequent transfers to the dollar cost averaging or asset rebalancing programs.

     If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any disadvantage to other Owners and persons with material rights under a Contract. We will not grant waivers or make exceptions to, or enter into special arrangements with, any Owners who violate these parameters, although we may vary our policies and procedures among our other variable insurance contracts and separate accounts and may be more restrictive with regard to certain variable contracts or Subaccounts than others. If we impose any restrictions on your transfer activity, we will notify you in writing. Restrictions that we may impose include, requiring you to make your transfer requests in writing through the U.S. Postal Service, or otherwise restricting telephone transfer privileges.

     Please note that the limits and restrictions described here are subject to the Company's ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers among the Subaccounts available under this Contract, there is no assurance that we will be able to detect and/or to deter the frequent transfers of such Owners or intermediaries acting on behalf of Owners. Moreover, our ability to discourage and restrict frequent transfer activity may be limited by provisions of the Contract.

     We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity that may adversely affect other Owners, other persons with material rights under the Contracts, or Investment Option shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on Owners engaging in frequent transfer activity among the Subaccounts under the Contract. In addition, we may not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of its corresponding Investment Option. If an Investment Option's policies and procedures require it to restrict or refuse transactions by the Account as a result of activity initiated by you, we will inform you (and any third party acting on your behalf) of actions taken to affect your transfer activity.

     The Investment Options may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Investment Options describe any such policies and procedures. The frequent trading policies and procedures of an Investment Option may be different, and more or less restrictive, than the frequent trading policies and procedures of other Investment Options and the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts. Owners should be aware that we may not have the contractual obligation or the operational capacity to monitor Owners' transfer requests and apply the frequent trading policies and procedures of the respective Investment Options that would be affected by the transfers. Accordingly, Owners and other persons who have material rights under the Contracts should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts.

     Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Investment Options generally are "omnibus" orders from intermediaries such as retirement plans or insurance company separate accounts funding variable annuity contracts or variable insurance policies ("variable contracts"). The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable contracts. The omnibus nature of these orders may limit the Investment Options' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Investment Options will not be harmed by transfer activity relating to the retirement plans and/or insurance companies that may invest in the Investment Options. These other insurance companies are responsible for establishing their own policies and procedures to monitor for frequent transfer activity. If any of these companies' policies and procedures fail to successfully discourage frequent transfer activity, it will affect other insurance companies which own the Investment Option shares, as well as the contract owners of all of the insurance companies, including the Company, whose Subaccounts correspond to the affected Investment Options. In addition, if an Investment Option believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in frequent transfer activity, the Investment Option may reject the entire omnibus order and thereby interfere with the Company's ability to satisfy its contractual obligations to Owners.

     We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners.

     In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice. We also reserve the right to implement and administer redemption fees imposed by one or more of the Funds in the future.


PARTIAL WITHDRAWALS AND SURRENDERS

     PARTIAL WITHDRAWALS. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date.

       -  The minimum amount which you may partially withdraw is $500.

       - If your partial withdrawal reduces your Accumulated Value to less than $2,000, it may be treated as a full surrender of the Contract.

     We will process your partial withdrawal based on the net asset value next determined after we receive your written request at our Home Office. This means that if we receive your Written Notice for partial withdrawal prior to 3:00 p.m. central time, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time that Business Day. If we receive your Written Notice for partial withdrawal at or after 3:00 p.m. central time, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time on the following Business Day.

     In each Contract Year, you may annually withdraw a maximum of 10% of the Accumulated Value calculated as of the most recent prior Contract Anniversary without incurring a surrender charge. You may elect to have any applicable surrender charge deducted from your remaining Accumulated Value or the amount partially withdrawn. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")

     You may specify the amount of the partial withdrawal to be made from selected Subaccounts or the Declared Interest Option. If you do not so specify, or if the amount in the designated Subaccount(s) or Declared Interest Option is insufficient to comply with your request, we will make the partial withdrawal from each Subaccount or the Declared Interest Option based on the proportion that these values bear to the total Accumulated Value on the date we receive your request at our Home Office.


     Should your partial withdrawal result in a full surrender of you Contract, we will contact you or your registered representative, prior to processing, to explain the consequences of the withdrawal and confirm your written request. If we are unable to contact you, or you instruct us to process the partial withdrawal, we will pay the Net Accumulated Value within seven days of receipt of your original written request at our Home Office.


     SURRENDER. You may surrender your Contract upon Written Notice on or before the Retirement Date. We will determine your Net Accumulated Value based on the net asset value next determined after we receive your written request and your Contract at our Home Office. This means that if we receive your Written Notice to surrender the Contract prior to 3:00 p.m. central time, we will calculate the Net Accumulated Value for your Contract as of 3:00 p.m. central time that Business Day. If we receive your Written Notice to surrender the Contract at or after 3:00 p.m. central time, we will calculate the Net Accumulated Value of your Contract as of 3:00 p.m. central time on the following Business Day.

     You may choose to have the Net Accumulated Value distributed to you as follows:

       -  under a payment option, or

       -  in a lump sum.

     FACSIMILE REQUESTS. You may request a partial withdrawal from or surrender of your Contract via facsimile.

       - Facsimile requests must be directed to 1-515-226-6870 at our Home Office. We are not liable for the timely processing of any misrouted facsimile request.

       - A request must identify your name and account number. We may require your address or social security number be provided for verification purposes.

       - We will compare your signature to your original Contract application. If there is any question as to the validity of the signature, we may require a signature guarantee or notarization to be provided.

       - Upon satisfactory receipt of transaction instructions, your partial withdrawal or surrender will be effective as of the end of the Valuation Period during which we receive the request at our Home Office. We treat facsimile requests as having been received based upon the time noted at the beginning of the transmission.

       - A separate confirmation letter will be sent to you upon completion of the transaction. If your request is accompanied by a change of address or is received within 30 days of a prior address change, we will send a confirmation letter to both the old and new addresses.

       - We will employ reasonable procedures to confirm that facsimile requests are genuine. We are not liable for any loss, damage, or expense from complying with facsimile requests we reasonably believe to be authentic.

          CAUTION: Facsimile privileges may not always be available. Telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should submit a written request to our Home Office. We are not liable for any processing delays related to a failure of the telephone system.

       - We reserve the right to deny any transaction request made by facsimile.

     We may terminate this privilege at any time.

     SURRENDER AND PARTIAL WITHDRAWAL RESTRICTIONS. Your right to make partial withdrawals and surrenders is subject to any restrictions imposed by applicable law or employee benefit plan. You may realize adverse federal income tax consequences, including a penalty tax, upon utilization of these features. See "FEDERAL TAX MATTERS--Taxation of Annuities" and "--Taxation of Qualified Contracts."

TRANSFER AND WITHDRAWAL OPTIONS


     You may elect the following options on your initial application or at a later date by completing the applicable request form and returning it to our Home Office. The options selected will remain in effect until we receive a written termination request from you at our Home Office.

     AUTOMATIC REBALANCING. We offer an asset rebalancing program under which we will automatically transfer amounts to maintain a particular percentage allocation among the Subaccounts and the Declared Interest Option. The asset rebalancing program automatically reallocates the Accumulated Value in the Subaccounts and the Declared Interest Option quarterly, semi-annually or annually to match your Certificate's then-effective premium allocation instructions. The asset rebalancing program will transfer Accumulated Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value
     (or not increased as much). The asset rebalancing program does not guarantee gains, nor does it assure that any Subaccount will not have losses.


       - Under the asset rebalancing program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option.


       - This feature is free and is not considered in the twelve free transfers during a Contract Year.


       - This feature cannot be utilized in combination with the dollar cost averaging program.

     DOLLAR COST AVERAGING. You may elect to participate in a dollar cost averaging program. Dollar Cost Averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Declared Interest Option over a period of time. This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy. Implementation of the dollar cost averaging program does not guarantee profits, nor protect you against losses. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

     To participate in the dollar cost averaging program, you must place at least $1,200 in a single "source account." Each month, we will automatically transfer equal amounts from the source account to your designated "target accounts."

       -  The minimum amount of each transfer is $100.

       - Under the dollar cost averaging program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option. If your Contract was issued on or after May 1, 2004, you may not make transfers to the T. Rowe Price Mid-Cap Growth Subaccount under the dollar cost averaging program.

       - You select the date to implement this program which will occur on the same date each month, or on the next Business Day.


       - We will terminate this option when monies in the source account are inadequate, or upon receipt of Written Notice at our Home Office.

       - This feature is considered in the twelve free transfers during a Contract Year. All transfers made on the same date count as one transfer.

       - This feature is free and cannot be utilized in combination with the automatic rebalancing or systematic withdrawal programs.

     SYSTEMATIC WITHDRAWALS. You may elect to receive automatic partial withdrawals.

       - You specify the amount of the partial withdrawals to be made from selected Subaccounts or the Declared Interest Option.

       - You specify the allocation of the withdrawals among the Subaccounts and Declared Interest Option, and the frequency (monthly, quarterly, semi-annually or annually).

       -  The minimum amount which you may withdraw is $100.

       - The maximum amount which you may withdraw is that which would leave the remaining Accumulated Value equal to $2,000.

       - You may annually withdraw a maximum of 10% of Accumulated Value without incurring a surrender charge. See "CHARGES AND
          DEDUCTIONS--Surrender Charge (Contingent Deferred Sales
          Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE."

       - Withdrawals in excess of 10% of Accumulated Value as of the most recent Contract Anniversary are subject to a surrender charge.

       - Distributions will take place on the same date each month as the Contract Date or on the next Business Day.

       - You may change the amount and frequency upon written request to our Home Office.

       - This feature cannot be utilized in combination with the dollar cost averaging program.

     We may terminate the Automatic Rebalancing, Dollar Cost Averaging and Systematic Withdrawal privileges at any time.

DEATH BENEFIT BEFORE THE RETIREMENT DATE

     DEATH OF OWNER. If an Owner dies prior to the Retirement Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the Annuitant becomes the new Owner unless the deceased Owner was also the Annuitant. If the deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern unless the deceased Owner was one of two joint Annuitants. (In the latter event, the surviving Annuitant becomes the Owner.)

     The surviving Owners or new Owners are afforded the following options:

          1. If the sole surviving Owner or the sole new Owner is the spouse of the deceased Owner, he or she may continue the Contract as the new Owner.

          2. If the surviving Owner or the new Owner is not the spouse of the deceased Owner:


                    - he or she may elect to receive the Net Accumulated Value in a single sum within 5 years of the deceased Owner's death, or

                    - he or she may elect to receive the Net Accumulated Value paid out under one of the annuity payment options, with payments beginning within one year after the date of the Owner's death and with payments being made over the lifetime of the Owner, or over a period that does not exceed the life expectancy of the Owner.


     Under either of these options, surviving Owners or new Owners may exercise all ownership rights and privileges from the date of the deceased Owner's death until the date that the Net Accumulated Value is paid.


     In the case of a non-natural Owner of the Contract, the death of the Annuitant shall be treated as the death of the Owner.

     Other rules may apply to a Qualified Contract.

     DEATH OF AN ANNUITANT. If the Annuitant dies before the Retirement Date, we will pay the death benefit under the Contract to the Beneficiary. In the case of a single Beneficiary, the death benefit will be determined as of the date we receive Due Proof of Death. If the death benefit is payable to more than one Beneficiary, the amount of the death benefit will be determined for the first Beneficiary to submit instructions for the distribution of proceeds as of the date we receive Due Proof of Death. Proceeds payable to any other Beneficiary will remain unpaid until distribution instructions are received from the Beneficiary. Therefore, proceeds payable to Beneficiaries other than the first Beneficiary to submit instructions for the distribution of proceeds may be subject to fluctuations in market value. If there is no surviving Beneficiary, we will pay the death benefit to the Owner or the Owner's estate.

     If the Annuitant's age on the Contract Date was less than 76, we will determine the death benefit as of the date we receive Due Proof of Death and the death benefit will equal the greatest of:

       - the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges);

       -  the Accumulated Value; or

       -  the Performance Enhanced Death Benefit (PEDB) amount.

     On dates we calculate the PEDB amount, the PEDB amount will be based on the Accumulated Value under the Contract. We may reduce the PEDB amount by the amount of any partial withdrawal reduction. The PEDB amount will be equal to zero on the Contract Date if we have not received your initial premium payment. At the time you make your initial premium payment, the PEDB amount will equal the initial premium payment. We will calculate the PEDB amount:
     (1) on each Contract Anniversary; (2) at the time you make a premium payment or partial withdrawal; and (3) on the Annuitant's date of death. After your initial premium payment, the PEDB amount on each calculation date will equal the greater of: (a) the PEDB amount last calculated less any partial withdrawal reductions, or (b) the Accumulated Value.

     We will continue to recalculate the PEDB amount on each Contract Anniversay until the Contract Anniversary immediately prior to the oldest Annuitant's 91st birthday. All subsequent PEDB amounts will be recalculated for additional premium payments or partial withdrawals only.

     If the Annuitant's age on the Contract Date was 76 or older, the death benefit will be determined as of the date we receive Due Proof of Death and is equal to the greater of:

       - the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges), or

       -  the Accumulated Value.

     A partial withdrawal reduction is defined as (a) times (b) divided by (c) where:

       (a) is the death benefit immediately prior to withdrawal;

       (b) is the amount of the partial withdrawal (including applicable surrender charges); and

       (c) is the Accumulated Value immediately prior to withdrawal.

     We will pay the death benefit to the Beneficiary in a lump sum within 5 years of the Annuitant's Death unless the Owner or Beneficiary elects a payment option. We do not pay a death benefit if the Annuitant dies after the Retirement Date.

     If the Annuitant who is also an Owner dies, the provisions described immediately above apply except that the Beneficiary may only apply the death benefit payment to an annuity payment option if:

       - payments under the option begin within 1 year of the Annuitant's death, and

       - payments under the option are payable over the Beneficiary's life or over a period not greater than the Beneficiary's life expectancy.

     If the Owner's spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner.

     Other rules may apply to a Qualified Contract.


     INCREMENTAL DEATH BENEFIT RIDER. The Incremental Death Benefit Rider provides a death benefit that is in addition to the death benefit payable under your Contract. (This rider may not be available in all states. If available in your state, you may only elect the rider at issue if you are age 65 or younger. A registered representative can provide information on the availability of this rider.) There is no charge for this rider.


     If the Annuitant's age on the Contract Date is less than 76, the Incremental Death Benefit Rider, on the date we receive Due Proof of Death, will be equal to 40% of a) minus b), where:

       (a) is the Accumulated Value; and

       (b) is the sum of all premium payments less the sum of all partial withdrawal reductions (described above).

     The Incremental Death Benefit cannot exceed 50% of (b) and will never be less than zero.

     This rider does not guarantee that any amounts under the rider will become payable at death. Market declines that result in the Accumulated Value being less than the premium payments received minus any partial withdrawal reductions will result in no Incremental Death Benefit being paid.

     The following example demonstrates how the Incremental Death Benefit works. It is based on HYPOTHETICAL values and is not reflective of past or future performance of the Investment Options in the Contract.


                         TOTAL
                       PREMIUMS     ACCUMULATED                                INCREMENTAL
          DATE           PAID          VALUE         GAIN     DEATH BENEFIT   DEATH BENEFIT
          ---------------------------------------------------------------------------------
          5/1/2006     $ 100,000     $ 100,000    $        0    $ 100,000       $      0
          5/1/2026     $ 100,000     $ 450,000    $  350,000    $ 450,000       $ 50,000



     If we receive Due Proof of Death on May 1, 2026, and there were no partial withdrawals made prior to the Annuitant's death, the Incremental Death Benefit will equal $50,000. This amount is determined by multiplying the gain in the Contract ($350,000) by 40%, which is $140,000; however, because the Incremental Death Benefit cannot exceed 50% of the total premiums paid ($100,000), the Incremental Death Benefit in this example is $50,000.


DEATH BENEFIT AFTER THE RETIREMENT DATE

     If an Owner dies on or after the Retirement Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the payee receiving annuity payments becomes the new Owner and retains the rights provided to Owners during the annuity period, including the right to name successor payees if the deceased Owner had not previously done so. On or after the Retirement Date, if any Owner dies before the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as quickly as under the method of distribution being used as of the date of death.

     If the Annuitant dies before 120 payments have been received, we will make any remaining payments to the Beneficiary. There is no death benefit payable if the Annuitant dies after the Retirement Date.

     Other rules may apply to a Qualified Contract.

PROCEEDS ON THE RETIREMENT DATE


     You select the Retirement Date. There is no minimum age required for the Annuitant to establish a Retirement Date. However, for Non-Qualified Contracts, the Retirement Date may be no later than the Annuitant's age 70 or 10 years after the Contract Date. For Qualified Contracts, the Retirement Date may be no later than the Annuitant's age 70 1/2 or such other date as meets the requirements of the Code.


     On the Retirement Date, we will apply the proceeds under a life income annuity payment option with ten years guaranteed, unless you choose to have the proceeds paid under another option or in a lump sum. (See "PAYMENT OPTIONS.") If a payment option is elected, we will apply the Accumulated

     Value less any applicable surrender charge. If a lump sum payment is chosen, we will pay the Net Accumulated Value on the Retirement Date.

     You may change the Retirement Date at any time before distribution payments begin, subject to these limitations:


       - we must receive Written Notice at our Home Office at least 30 days before the current Retirement Date;


       - the requested Retirement Date must be a date that is at least 30 days after receipt of the Written Notice; and

       - the requested Retirement Date must be no later than the Annuitant's 70th birthday or any earlier date required by law.

PAYMENTS

     We will usually pay any surrender, partial withdrawal or death benefit within seven days of receipt of a written request at our Home Office. We also require any information or documentation necessary to process the request, and in the case of a death benefit, we must receive Due Proof of Death. We may postpone payments if:

       - the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

       - the SEC permits by an order the postponement for the protection of Owners; or

       - the SEC determines that an emergency exists that would make the disposal of securities held in the Account or the determination of the value of the Account's net assets not reasonably practicable.

     If you have submitted a recent check or draft, we have the right to delay payment until we are assured that the check or draft has been honored.

     We have the right to defer payment of any surrender, partial withdrawal or transfer from the Declared Interest Option for up to six months. If payment has not been made within 30 days after receipt of all required documentation, or such shorter period as necessitated by a particular jurisdiction, we will add interest at the rate of 3% (or a higher rate if required by a particular state) to the amount paid from the date all documentation was received.

     If mandated under applicable law, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulator. We may be required to provide additional information about your account to government regulators.

MODIFICATION

     You may modify your Contract only if one of our officers agrees in writing to such modification.

     Upon notification to you, we may modify your Contract if:

       - necessary to make your Contract or the Account comply with any law or regulation issued by a governmental agency to which the Company is subject;

       - necessary to assure continued qualification of your Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

       -  necessary to reflect a change in the operation of the Account; or

       - the modification provides additional Subaccount and/or fixed accumulation options.

     We will make the appropriate endorsement to your Contract in the event of most such modifications.

REPORTS TO OWNERS

     We will mail to you, at least annually, a report containing the Accumulated Value of your Contract (reflecting each Subaccount and the Declared Interest Option), premiums paid, withdrawals taken and charges deducted since your last report, and any other information required by any applicable law or regulation.

INQUIRIES

     You may contact the Company in writing at our Home Office if you have any questions regarding your Contract.

CHANGE OF ADDRESS

     We confirm all Owner change of address requests by sending a confirmation to both the old and new addresses.

THE DECLARED INTEREST OPTION

     You may allocate some or all of your premium payments, and transfer some or all of your Accumulated Value, to the Declared Interest Option, which is part of the General Account and pays interest at declared rates guaranteed for each Contract Year (subject to a minimum guaranteed interest rate of 3%).

     IN COMPLIANCE WITH SPECIFIC STATE INSURANCE REGULATIONS, THE DECLARED INTEREST OPTION IS NOT AVAILABLE IN ALL STATES. A REGISTERED REPRESENTATIVE CAN PROVIDE INFORMATION ON THE AVAILABILITY OF THIS INVESTMENT OPTION.

     The Declared Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933 (the "1933 Act"), and neither the Declared Interest Option nor the Company's General Account has been registered as an investment company under the 1940 Act. Therefore, neither the Company's General Account, the Declared Interest Option, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts, which are included in this Prospectus, are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     The portion of your Accumulated Value allocated to the Declared Interest Option (the "Declared Interest Option accumulated value") will be credited with rates of interest, as described below. Since the Declared Interest Option is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company's general liabilities from business operations.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

     The Declared Interest Option accumulated value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. While we intend to credit the Declared Interest Option accumulated value with current rates in excess of the minimum guarantee, we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates, and any interest credited on your amounts in the Declared Interest Option in excess of the minimum guaranteed rate will be determined in the sole discretion of the Company. You, therefore, assume the risk that interest credited may not exceed the guaranteed rate.

     Occasionally, we establish new current interest rates for the Declared Interest Option. The rate applicable to your Contract is the rate in effect on your most recent Contract Anniversary. This rate will remain unchanged until your next Contract Anniversary (i.e., for your entire Contract Year). During each Contract Year, your entire Declared Interest Option accumulated value (including amounts allocated or transferred to the Declared Interest Option during the year) is credited with the interest rate in effect for that period and becomes part of your Declared Interest Option accumulated value.

     We reserve the right to change the method of crediting interest, provided that such changes do not have the effect of reducing the guaranteed interest rate below 3% per annum, or shorten the period for which the current interest rate applies to less than a Contract Year.

     CALCULATION OF DECLARED INTEREST OPTION ACCUMULATED VALUE. The Declared Interest Option accumulated value is equal to:

       - amounts allocated and transferred to the Declared Interest Option, plus

       -  interest credited, less

       -  amounts deducted, transferred or withdrawn.

TRANSFERS FROM DECLARED INTEREST OPTION

     You may make an unlimited number of transfers from the Declared Interest Option to any or all of the Subaccounts in each Contract Year. The amount you transfer at one time may not exceed 25% of the Declared Interest Option accumulated value on the date of transfer. However, if the balance after the transfer would be less than $1,000, you may transfer the entire amount. We process transfers from the Declared Interest Option on a last-in-first-out basis.

CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

     CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER. We apply a charge if you make a partial withdrawal from or surrender your Contract during the first six Contract Years. (The surrender charge period is guaranteed not to exceed a nine-year period.)

               CONTRACT YEAR IN WHICH       CHARGE AS PERCENTAGE OF
                  WITHDRAWAL OCCURS            AMOUNT WITHDRAWN
               ----------------------------------------------------
                        1                            6%
                        2                            5
                        3                            4
                        4                            3
                        5                            2
                        6                            1
                    7 and after                      0

     If surrender charges are not sufficient to cover sales expenses, the loss will be borne by the Company; conversely, if the amount of such charges proves more than enough, the Company will retain the excess. In no event will the total surrender charges assessed under a Contract exceed 9% of the total premiums paid under that Contract.

     If the Contract is being surrendered, the surrender charge is deducted from the Accumulated Value in determining the Net Accumulated Value. For a partial withdrawal, the surrender charge may, at the election of the Owner, be deducted from the Accumulated Value remaining after the amount requested is withdrawn or be deducted from the amount of the withdrawal requested.

     AMOUNTS NOT SUBJECT TO SURRENDER CHARGE. In each Contract Year you may annually withdraw a maximum of 10% of the Accumulated Value as of the most recent prior Contract Anniversary without incurring a surrender charge (the "10% withdrawal privilege"). Under the 10% withdrawal privilege, you may receive up to 10% of the Accumulated Value through a single or multiple withdrawals in a Contract Year. For purposes of determining the amount available during a Contract Year, we calculate the percentage of the Accumulated Value each withdrawal represents on the date the request is processed. You may not carry over any unused portion of the 10% withdrawal privilege to any subsequent Contract Year. If you subsequently surrender your Contract during the Contract Year, we will apply a surrender charge to any partial withdrawals you've taken during the Contract Year.

     SURRENDER CHARGE AT THE RETIREMENT DATE. We may assess a surrender charge against your Accumulated Value at the Retirement Date. We do not apply a surrender charge if you elect to receive a life contingent payment option. If you elect fixed annuity payments under payment options 2 or 4, we add the fixed number of years for which payments will be made under the payment option to the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender occurs for purposes of determining the charge that would apply based on the Table of Surrender Charges.

     WAIVER OF SURRENDER CHARGE. You may make a partial withdrawal from or surrender this Contract without incurring a surrender charge after the first Contract Year if the Annuitant is terminally ill (as defined in your Contract), stays in a qualified nursing center for 90 days, or is required to satisfy minimum distribution requirements in accordance with the Code. We must receive Written Notice, before the Retirement Date, at our Home Office in order to activate this waiver.

ANNUAL ADMINISTRATIVE CHARGE

     We apply an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. (This charge is guaranteed not to exceed $45.) We deduct this charge from your Accumulated Value and use it to reimburse us for administrative expenses relating to your Contract. We will make the withdrawal from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount's value bears to the total Accumulated Value. We do not assess this charge during the annuity payment period.

     We currently waive the annual administrative charge:

       - on the Contract Date with an initial premium payment of $50,000 or greater, or

       - if your Accumulated Value is $50,000 or greater on your most recent Contract Anniversary.

     We may terminate this waiver at any time.

TRANSFER PROCESSING FEE

     We waive the transfer processing fee for the first twelve transfers during a Contract Year, but may assess a $25 charge for the thirteenth and each subsequent transfer in a Contract Year. We will deduct this fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash. We may realize a profit from this fee.

MORTALITY AND EXPENSE RISK CHARGE

     We apply a daily mortality and expense risk charge at an annual rate of 1.40% (daily rate of 0.0038091%) (approximately 1.01% for mortality risk and 0.39% for expense risk). This charge is used to compensate the Company for assuming mortality and expense risks.

     The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Through these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk also includes a guarantee to pay a death benefit if the Owner/Annuitant dies before the Retirement Date. The expense risk we assume is that the annual administrative and transfer processing fees may be insufficient to cover actual future expenses.

     We may realize a profit from this charge and we may use such profit for any lawful purpose including paying distribution expenses.

INVESTMENT OPTION EXPENSES


     The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. (See the Expense Tables in this Prospectus and the accompanying Investment Option prospectuses.)

PREMIUM TAXES

     Currently, we do not charge for premium taxes levied by various states and other governmental entities on annuity contracts issued by insurance companies. These taxes range up to 3.5% and are subject to change. We reserve the right, however, to deduct such taxes from Accumulated Value.

OTHER TAXES

     Currently, we do not charge for any federal, state or local taxes incurred by the Company which may be attributable to the Account or the Contracts. We reserve the right, however, to make such a charge in the future.

PAYMENT OPTIONS

     The accumulation phase of your Contract ends on the Retirement Date you select (see "DESCRIPTION OF ANNUITY CONTRACT--Proceeds on the Retirement Date"). At that time, your proceeds will be applied under a payment option, unless you elect to receive this amount in a single sum. Should you not elect a payment option on the Retirement Date, proceeds will be paid as a life income annuity with payments guaranteed for ten years. The proceeds are the amount we apply to a payment option. The amount of proceeds will equal either: (1) the Net Accumulated Value if you are surrendering your Contract; (2) the death benefit if the Annuitant dies; or (3) the amount of any partial withdrawal you apply to a payment option. Although tax consequences may vary depending on the payment option elected, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. Once the investment in the Contract has been fully received, however, the full amount of each annuity payment is subject to tax as ordinary income.

     Prior to the Retirement Date, you may elect to have your proceeds applied under a payment option, or a Beneficiary can have the death benefit applied under a payment option. In either case, the Contract must be surrendered for a lump sum payment to be made, or for a supplemental agreement to be issued for the payment option. The supplemental agreement will show the rights and benefits of the payee(s) under the payment option selected.

     You can choose whether to apply any portion of your proceeds to provide either fixed annuity payments (available under all payment options), variable annuity payments (available under options 3 and 7 only), or a combination of both. If you elect to receive variable annuity payments, then you also must select the Subaccounts to which we will apply your proceeds.

     The annuity payment date is the date you select as of which we compute annuity payments. If you elect to receive variable annuity payments, the annuity payment date may not be the 29th, 30th or 31st day of any month. We compute the first annuity payment as of the initial annuity payment date you select. All subsequent annuity payments are computed as of annuity payment dates. These dates will be the same day of the month as the initial annuity payment date, or the first Business Day thereafter if the same day of a subsequent month as the initial annuity payment date is not a Business Day.

     Monthly annuity payments will be computed as of the same day each month as the initial annuity payment date. Quarterly annuity payments will be computed as of the same day in the 3rd, 6th, 9th, and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Semi-annual annuity payment dates will be computed as of the same day in the 6th and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Annual annuity payments will be computed as of the same day in each year as the initial annuity payment date. If you do not select a payment frequency, we will make monthly payments. Your choice of payment frequency and payout period will affect the amount of each payment. Increasing the frequency of payments or increasing the payout period will reduce the amount of each payment.


DESCRIPTION OF PAYMENT OPTIONS

     OPTION 1--INTEREST INCOME. The proceeds are left with the Company to earn a set interest rate. The payee may elect to have the interest paid monthly, quarterly, semi-annually or annually. Under this option, the payee may withdraw part or all of the proceeds at any time.

     OPTION 2--INCOME FOR A FIXED TERM. The proceeds are paid in equal installments for a fixed number of years.

     OPTION 3--LIFE INCOME OPTION WITH TERM CERTAIN. The proceeds are paid in equal amounts (at intervals elected by the payee) during the payee's lifetime with the guarantee that payments will be made for a specified number of years.

     OPTION 4--INCOME FOR FIXED AMOUNT. The proceeds are paid in equal installments (at intervals elected by the payee) for a specific amount and will continue until all the proceeds plus interest are exhausted.

     OPTION 5--JOINT AND TWO-THIRDS TO SURVIVOR MONTHLY LIFE INCOME. The proceeds are paid in equal installments while two joint payees live. When one payee dies, future payments equal to two-thirds of the initial payment will be made to the survivor for their lifetime.

     OPTION 6--JOINT AND ONE-HALF TO SURVIVING SPOUSE. The proceeds are paid in equal monthly installments while two payees live. When the principal payee dies, the payment to the surviving spouse is reduced by 50%. If the spouse of the principal payee dies first, the payment to the principal payee is not reduced.

     OPTION 7--JOINT AND 100% TO SURVIVOR MONTHLY LIFE INCOME OPTION. The proceeds are paid in monthly installments while two joint payees live. When one payee dies, future payments will be made to the survivor for their lifetime.

     ALTERNATE PAYMENT OPTIONS. The Company may make available alternative payment options.

ELECTION OF PAYMENT OPTIONS AND ANNUITY PAYMENTS

     While the Annuitant is living, you may elect, revoke or change a payment option at any time before the Retirement Date. Upon an Annuitant's death, if a payment option is not in effect or if payment will be made in one lump sum under an existing option, the Beneficiary may elect one of the options.


     We will initiate an election, revocation or change of a payment option upon receipt of Written Notice at our Home Office.


     We have provided a brief description of the available payment options above. The term "effective date" means the date as of which the proceeds are applied to a payment option. The term "payee" means a person who is entitled to receive payment under a payment option.

     FIXED ANNUITY PAYMENTS. Fixed annuity payments are periodic payments we make to the designated payee. The dollar amount of each payment does not change. We calculate the amount of each fixed annuity payment based on:


       -  the form and duration of the payment option chosen.

       -  the payee's age and sex.


       - the amount of proceeds applied to purchase the fixed annuity payments, and


       -  the applicable annuity purchase rates.

     We use a minimum annual interest rate of 3% to compute fixed annuity payments. We may, in our sole discretion, make fixed annuity payments based on a higher annual interest rate.


     We reserve the right to refuse the election of a payment option and to make a lump sum payment to the payee if:

       -  the total proceeds would be less than $2,000;

       -  the amount of each payment would be less than $20; or

       - the payee is an assignee, estate, trustee, partnership, corporation, or association.


     Under Option 1, the proceeds earn a set interest rate and the payee may elect to receive some or all of the interest in equal periodic payments. Under Option 4, proceeds are paid in amounts and at intervals specified by the payee. For each other payment option, we determine the dollar amount of the first fixed annuity payment by multiplying the dollar amount of proceeds being applied to purchase fixed annuity payments by the annuity purchase rate for the selected payment option. Subsequent fixed annuity payments are of the same dollar amount unless we make payments based on an interest rate different from the interest rate we use to compute the first payment.

     VARIABLE ANNUITY PAYMENTS. Variable annuity payments are periodic payments we make to the designated payee, the amount of which varies from one annuity payment date to the next as a function of the investment performance of the Subaccounts selected to support such payments. The payee may elect to receive variable annuity payments only under Options 5 and 7. We determine the dollar amount of the first variable annuity payment by multiplying the dollar amount of proceeds being applied to purchase variable annuity payments on the effective date by the annuity purchase rate for the selected payment option. Therefore, the dollar amount of the first variable annuity payment will depend on:


       -  the dollar amount of proceeds being applied to a payment option.

       -  the payment option selected.

       -  the age and sex of the Annuitant and


       - the assumed interest rate used in the variable payment option tables (4% per year).

     We calculate the dollar amount of the initial variable annuity payment attributable to each Subaccount by multiplying the dollar amount of proceeds to be allocated to that Subaccount on the effective date (as of 3:00 p.m. central time) by the annuity purchase rate for the selected payment option. The dollar value of the total initial variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

     An "annuity unit" is a measuring unit we use to monitor the value of the variable annuity payments. We determine the number of annuity units attributable to a Subaccount by dividing the initial variable annuity payment attributable to that Subaccount by the annuity unit value (described below) for that Subaccount for the Valuation Period ending on the effective date or during which the effective date falls if no Valuation Period ends on such date. The number of annuity units attributable to each Subaccount remains constant unless there is a transfer of annuity units (see "VARIABLE PAYMENT OPTIONS--TRANSFER OF ANNUITY UNITS" below).

     We calculate the dollar amount of each subsequent variable annuity payment attributable to each Subaccount by multiplying the number of annuity units of that Subaccount by the annuity unit value for that Subaccount for the Valuation Period ending as of the annuity payment date. The dollar value of each subsequent variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

     The annuity unit value of each Subaccount for its first Valuation Period was set at $1.00. The annuity unit value for each subsequent Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

       (a) is the annuity unit value for the immediately preceding Valuation Period;

       (b) is the net investment factor for that Valuation Period (described below); and

       (c) is the daily assumed interest factor for each day in that Valuation Period. The assumed interest rate we use for variable annuity payment options is 4% per year. The daily assumed interest factor derived from an assumed interest rate of 4% per year is 0.999893.

     We calculate the net investment factor for each Subaccount for each Valuation Period by dividing (x) by (y) and subtracting (z) from the result where:

       (x) is the net result of:

          1. the value of the net assets in the Subaccount as of the end of the current Valuation Period; PLUS

          2. the amount of investment income and capital gains, realized or unrealized, credited to the net assets of the Subaccount during the current Valuation Period; MINUS

          3. the amount of capital losses, realized or unrealized, charged against the net assets of the Subaccount during the current Valuation Period; PLUS or MINUS

          4. any amount charged against or credited to the Subaccount for taxes, or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount;

       (y) is the net asset value of the Subaccount for the immediately preceding Valuation Period; and

       (z) is the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

     If the annualized net investment return of a Subaccount for an annuity payment period is equal to the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. If the annualized net investment return of a Subaccount for an annuity payment period exceeds the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will be greater than the payment for the prior period. To the extent that such annualized net investment return is less than the assumed interest rate, the payment for that period will be less than the payment for the prior period.

     For variable annuity payments, we reserve the right to:


       - refuse the election of a payment option if total proceeds are less than $5,000;

       -  refuse to make payments of less than $50 each; or

       - make payments at less frequent intervals if payments will be less than $50 each.


     VARIABLE PAYMENT OPTIONS--TRANSFER OF ANNUITY UNITS. By making a written or telephone request to us at any time after the effective date, the payee may transfer the dollar value of a designated number of annuity units of a particular Subaccount for an equivalent dollar amount of annuity units of another Subaccount. The transfer request will take effect as of the end of the Valuation Period when we receive the request. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based upon the time noted at the beginning of the transmission.

     On the date of the transfer, the dollar amount of a variable annuity payment generated from the annuity units of either Subaccount would be the same. The payee may transfer the dollar amount of annuity units of one Subaccount for annuity units of another Subaccount an unlimited number of times. We only permit such transfers between the Subaccounts.

     VARIABLE PAYMENT OPTIONS--SURRENDERS. Upon Written Notice, a payee may make a full surrender of the payments remaining in the guarantee period of a variable payment option and receive the surrender value. We do not allow any partial withdrawals of the dollar amounts allocated to a payment option. The surrender value is equal to the commuted value of remaining payments in the guarantee period of a variable payment option.


     The commuted value is the present value of the remaining stream of payments in the guarantee period of a variable payment option, computed using the assumed interest rate and the annuity unit value(s) calculated as of the date we receive your surrender request. This means that if we receive your Written Notice to surrender prior to 3:00 p.m. central time, we will calculate the annuity unit values as of 3:00 p.m. central time that Business Day. If we receive your Written Notice to surrender at or after 3:00 p.m. central time, we will calculate the annuity unit values as of 3:00 p.m. central time on the following Business Day.

     We assume that each payment under a variable payment option would be equal to the sum of the number of annuity units in each Subaccount multiplied by the applicable annuity unit value for each Subaccount as of the end of the Valuation Period on the payment date selected.

     Please refer to APPENDIX A for more information on variable annuity payments.

YIELDS AND TOTAL RETURNS

     We may advertise, or include in sales literature, yields, effective yields and total returns for the Subaccounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each Subaccount may also advertise, or include in sales literature, performance relative to certain performance rankings and indices compiled by independent rating organizations. You may refer to the Statement of Additional Information for more detailed information relating to performance.

     The effective yield and total return calculated for each Subaccount is based on the investment performance of the corresponding Investment Option, which includes the Investment Option's total operating expenses. (See the accompanying Investment Option prospectuses.)

     The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. This yield is calculated by assuming that the income generated during that 30-day or one-month period is generated each period over 12-months and is shown as a percentage of the investment.

     The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. This yield is calculated by assuming that the income generated for that seven-day period is generated each period for 52-weeks and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


     The total return of a Subaccount refers to return quotations of an investment in a Subaccount for various periods of time. Total return figures are provided for each Subaccount for one-, five- and ten-year periods, respectively. For periods prior to the date the Account commenced operations, performance information is calculated based on the performance of the Investment Options and the assumption that the Subaccounts were in existence for those same periods, with the level of Contract charges which were in effect at inception of the Subaccounts.


     The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the

     Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if you terminated your Contract at the end of each period indicated, but excluding any deductions for premium taxes).

     In addition to standardized average annual total return, non-standardized total return information may be used in advertisements or sales literature. Non-standardized return information will be computed on the same basis as described above, but does not include a surrender charge. In addition, the Company may disclose cumulative total return for Contracts funded by Subaccounts.

     Each Investment Option's yield, and standardized and non-standardized average annual total returns may also be disclosed, which may include investment periods prior to the date the Account commenced operations. Non-standardized performance data will only be disclosed if standardized performance data is also disclosed. Please refer to the Statement of Additional Information for additional information regarding the calculation of other performance data.

     In advertising and sales literature, Subaccount performance may be compared to the performance of other issuers of variable annuity contracts which invest in mutual fund portfolios with similar investment objectives. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers according to investment objectives on an industry-wide basis.

     The rankings provided by Lipper include variable life insurance issuers as well as variable annuity issuers, whereas the rankings provided by VARDS compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

     Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any deductions for operating expenses. Other independent ranking services and indices may also be used as a source of performance comparison.


     We may also report other information, including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.


FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

     This discussion is based on the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of these current tax laws and interpretations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

     A Contract may be purchased on a non-qualified basis ("Non-Qualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). A

     Qualified Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended (the "Code"). The effect of federal income taxes on amounts held under a Contract or annuity payments, and on the economic benefit to the Owner, the Annuitant or the Beneficiary depends on the type of retirement plan, the tax and employment status of the individual concerned, and the Company's tax status. In addition, an individual must satisfy certain requirements in connection with:


       - purchasing a Qualified Contract with proceeds from a tax-qualified plan, and

       - receiving distributions from a Qualified Contract in order to continue to receive favorable tax treatment.

     Therefore, purchasers of Qualified Contracts are encouraged to seek competent legal and tax advice regarding the suitability and tax considerations specific to their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACT

     The Company believes that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in Accumulated Value will not be taxable until monies are received from the Contract, either in the form of annuity payments or in some other form. The following Code requirement must be met in order to be subject to annuity contract treatment for tax purposes:

     DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that separate account investments must be "adequately diversified" in accordance with Treasury regulations in order for Non-Qualified Contracts to qualify as annuity contracts for federal tax purposes. The Account, through each Investment Option, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in each Subaccount may be invested. Although the investment adviser of EquiTrust Variable Insurance Series Fund is an affiliate of the Company, we do not have control over the Fund or its investments. Nonetheless, the Company believes that each Investment Option in which the Account owns shares will meet the diversification requirements.

     OWNER CONTROL. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contract, we believe that the Owner of a Contract should not be treated as the owner of the assets of the Account. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent an Owner from being treated as the owner of the underlying assets of the Account.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity Contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

       - if any Owner dies on or after the Retirement Date but before the interest in the Contract has been fully distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and

       - if any Owner dies prior to the Retirement Date, the interest in the Contract will be distributed within five years after the date of the Owner's death.

     These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner's death. An Owner's designated Beneficiary is the person to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

     Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.

TAXATION OF ANNUITIES

THE FOLLOWING DISCUSSION ASSUMES THAT THE CONTRACTS WILL QUALIFY AS ANNUITY CONTRACTS FOR FEDERAL INCOME TAX PURPOSES.

     IN GENERAL. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs through a partial withdrawal, surrender or annuity payment. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulated Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

     NON-NATURAL OWNER. A non-natural Owner of an annuity Contract generally must include any excess of cash value over the "investment in the contract" as income during the taxable year. However, there are some exceptions to this rule. Certain Contracts will generally be treated as held by a natural person if:

       - the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements);

       - the Contract is acquired by an estate of a decedent by reason of the death of the decedent;

       -  the Contract is issued in connection with certain Qualified Plans;

       - the Contract is purchased by an employer upon the termination of certain Qualified Plans;

       - the Contract is used in connection with a structured settlement agreement; or

       - the Contract is purchased with a single payment within a year of the annuity starting date and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

     A prospective Owner that is not a natural person should discuss these exceptions with their tax adviser.

     THE FOLLOWING DISCUSSION GENERALLY APPLIES TO CONTRACTS OWNED BY NATURAL PERSONS.

     PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS. Under Section 72(e) of the Code, if a partial withdrawal is taken from a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of the individual under a Contract which was not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the investment in the Contract can be zero. Special tax rules may be available for certain distributions from Qualified Contracts, and special rules apply to distributions from Roth IRAs.

     Under Section 72(e) of the Code, if a partial withdrawal is taken from a Non-Qualified Contract (including a withdrawal under the systematic withdrawal option), amounts received are generally first treated as taxable income to the extent that the Accumulated Value immediately before the partial withdrawal exceeds the investment in the Contract at that time. Any additional amount withdrawn is not taxable.

     In the case of a surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the investment in the Contract.

     Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity Contract for another and the Contract received is treated as a new Contract for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions and prospective Owners wishing to take advantage of
     Section 1035 should consult their tax adviser.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity Contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of the death of the Owner. Generally, such amounts are includible in the income of the recipient as follows:

       - if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or

       - if distributed under a payment option, they are taxed in the same way as annuity payments.

     For these purposes, the investment in the Contract remains the amount of any purchase payments which were not excluded from gross income.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, a 10% federal tax penalty may be imposed. However, generally, there is no penalty applied on distributions:

       -  made on or after the taxpayer reaches age 59 1/2;

       - made on or after the death of the holder (or if the holder is not an individual, the death of the primary Annuitant);

       -  attributable to the taxpayer becoming disabled;

       - as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary;

       - made under certain annuities issued in connection with structured settlement agreements;

       - made under an annuity Contract that is purchased with a single premium when the Retirement Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period; and

       - any payment allocable to an investment (including earnings thereon) made before August 14, 1982 in a contract issued before that date.

     Other tax penalties may apply to certain distributions under a Qualified Contract. Contract Owners should consult their tax adviser.

     ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that any charges or deemed charges for certain optional benefits should be treated as taxable distributions to you. In particular, the Internal Revenue Service could take the position that any deemed charges associated with the Incremental Death Benefit Rider constitute a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to your reaching age 59 1/2. Although we do not believe that these amounts, if any, should be treated as taxable withdrawals you should consult your tax adviser prior to selecting any optional benefit under the Contract.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

     Certain tax consequences may result upon:

       -  a transfer of ownership of a Contract,

       - the designation of an Annuitant, payee or other Beneficiary who is not also the owner,

       -  the selection of certain Retirement Dates, or

       -  the exchange of a Contract.

     An Owner contemplating any of these actions should consult their tax adviser.

WITHHOLDING

     Generally, distributions from a Contract are subject to withholding of federal income tax at a rate which varies according to the type of distribution and the Owner's tax status. The Owner generally can elect not to have withholding apply.

     Eligible rollover distributions from section 401(a) plans, section 403(a) annuities and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An "eligible rollover distribution" is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions or if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan, section 403(b) tax-sheltered annuity, IRA or governmental section 457 plan that agrees to separately account for rollover contributions.

MULTIPLE CONTRACTS

     All non-qualified deferred annuity Contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includible in gross income under Section 72(e). This rule could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity Contracts or otherwise. There may also be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one annuity Contract.

TAXATION OF QUALIFIED CONTRACTS

     The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

       -  contributions in excess of specified limits;

       -  distributions prior to age 59 1/2 (subject to certain exceptions);

       - distributions that do not conform to specified commencement and minimum distribution rules; and

       -  other specified circumstances.

     Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. For qualified plans under Section 401(a), 403(a) and 403(b), the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age
     70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For Roth IRAs under Section 408A, distributions are not required during the Owner's (or plan participant's) lifetime. Brief descriptions follow of the various types of qualified retirement plans available in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of the Code.


     If you are attempting to satisfy these rules through partial withdrawals before the annuity commencement date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Please consult your tax adviser.


     CORPORATE PENSION AND PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Code. Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of an amount specified in the Code or 100% of the amount of compensation includible in the Owner's gross income and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

     The Internal Revenue Service has not reviewed the Contract for use as any type of IRA. Individuals using the Contract in such a manner may want to consult their tax adviser.

     SEP IRAs. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

     SIMPLE IRAs. Section 408(p) of the Code permits small employers to establish SIMPLE IRAs under which employees may elect to defer a percentage of their compensation. The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a SIMPLE IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

     ROTH IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or conversion from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. Such conversions are subject to a 10% penalty tax if they are distributed before five years have passed since the year of the conversion. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made:

       -  before age 59 1/2 (subject to certain exceptions), or

       - during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premiums may be subject to FICA (social security) tax. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

       - elective contributions made in years beginning after December 31, 1988;

       -  earnings on those contributions; and

       - earnings in such years on amounts held as of the last year beginning before January 1, 1989.

     Distribution of those amounts may only occur upon:

       -  death of the employee,

       -  attainment of age 59 1/2,

       -  severance of employment,

       -  disability, or

       -  financial hardship.

     In addition, income attributable to elective contributions may not be distributed in the case of hardship.

     DEATH BENEFITS. The Performance Enhanced Death Benefit or Incremental Death Benefit Rider could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or tax-sheltered annuity. Because these death benefits may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

     RESTRICTIONS UNDER QUALIFIED CONTRACTS. Other restrictions with respect to the election, commencement or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

POSSIBLE CHARGE FOR THE COMPANY'S TAXES

     The Company currently makes no charge to the Subaccounts for any Federal, state or local taxes that the Company incurs which may be attributable to such Subaccounts or the Contracts. We reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that the Company determines to be properly attributable to the Subaccounts or to the Contracts.

OTHER TAX CONSEQUENCES

     As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise.


     FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of a Contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the Contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. You should consult your tax adviser for further information.

     GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

     ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO. In REV. Rul.2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rican branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

     ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


DISTRIBUTION OF THE CONTRACTS

     We have entered into a distribution agreement with our affiliate, EquiTrust Marketing Services, LLC ("EquiTrust Marketing") for the distribution and sale of the Contracts. EquiTrust Marketing may sell the Contracts through its registered representatives, or through other broker-dealers ("selling firms") that have entered into selling agreements with EquiTrust Marketing.

     EquiTrust Marketing receives a 0.25% fee from the following Investment Options in the form of 12b-1 fees based on Contract assets allocated to the Investment Option: Fidelity Variable Insurance

     Products Fund, VIP Mid Cap Portfolio; and Franklin Small Mid-Cap Growth Securities Fund, Franklin Small Cap Value Securities, Franklin U.S. Government Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund. 12b-1 class shares of these Investment Options have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows the Investment Options to pay fees out of Investment Option assets to those who sell and distribute Investment Option shares.


     We pay commissions to EquiTrust Marketing for the sale of the Contracts by its registered representatives, as well as by selling firms. The maximum commissions payable for Contract sales will be 6% of the premiums paid under a Contract during the first Contract Year, 4.5% of the premiums paid in the second through sixth Contract Years and 1.25% of the premiums paid in the seventh and subsequent Contract Years, as well as other distribution expenses such as production incentive bonuses, agent's insurance and pension benefits, and agency expense allowances. These distribution expenses do not result in any additional charges against the Contracts that are not described under "CHARGES AND DEDUCTIONS."


     Under the distribution agreement with EquiTrust Marketing, we pay the following sales expenses: distribution expenses such as production incentive bonuses (to registered representatives and their supervisors), agent's insurance and pension benefits, agency expense allowances, advertising expense and all other expenses of distributing the Contracts.

     Because registered representatives of EquiTrust Marketing are also insurance agents of the Company, they and their managers are also eligible for various cash benefits such as bonuses, insurance benefits and financing arrangements such as loans and advances, and non-cash compensation items that we may provide jointly with EquiTrust Marketing. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, EquiTrust Marketing's registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the Contracts may help registered representatives and/or their managers qualify for such benefits. EquiTrust Marketing's registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.


     A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

     We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners of the Contract.

     Under the Public Disclosure Program, NASD, Inc ("NASD") provides certain information regarding the disciplinary history of NASD member broker-dealers and their associated persons in response to written, electronic or telephonic inquiries. NASDR's toll-free Public Disclosure Program Hotline telephone number is 1-800-289-9999 and their Web site address is www.nasd.com. An investor brochure that includes information describing the Public Disclosure Program is available from the NASD.

LEGAL PROCEEDINGS

     The Company, like other life insurance companies, is involved in lawsuits. Currently, there are no class action lawsuits naming the Company as a defendant or involving the Account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Account the ability of EquiTrust Marketing to perform its contract with the Account or the ability of the Company to meet its obligations under the Contract.

VOTING RIGHTS


     To the extent required by law, the Company will vote Fund shares held in the Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change and, as a result, the Company determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.


     The number of votes you have the right to instruct will be calculated separately for each Subaccount to which you have allocated or transferred Accumulated Value or proceeds, and may include fractional votes. The number of votes attributable to a Subaccount is determined by dividing your Accumulated Value or proceeds in that Subaccount by the net asset value per share of the Investment Option of the corresponding Subaccount.


     The number of votes of an Investment Option that are available to you is determined as of the date coincident with the date established by that Investment Option for determining shareholders eligible to vote at the relevant meeting for that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by each Fund. For each Subaccount in which you have a voting interest, you will receive proxy materials and reports relating to any meeting of shareholders of the Investment Option in which that Subaccount invests.


     The Company will vote Fund shares attributable to Contracts as to which no timely instructions are received (as well as any Fund shares held in the Account which are not attributable to Contracts) in proportion to the voting instructions received with respect to all Contracts participating in each Investment Option. Voting instructions to abstain on any item to be voted upon will be applied on a pro-rata basis to reduce the votes eligible to be cast on a matter.

FINANCIAL STATEMENTS


     The audited balance sheets of the Company as of December 31, 2004 and 2003, and the related statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004 and the financial statement schedules, as well as the related reports of Ernst & Young LLP, an independent registered public accounting firm, are contained in the Statement of Additional Information. Likewise, the audited statements of assets and liabilities for each of the Subaccounts constituting the Account as of December 31, 2004 and the related statements of operations and changes in net assets the periods disclosed in the financial statements, as well as the related report of Ernst & Young LLP, an independent registered public accounting firm, are contained in the Statement of Additional Information.



     The Company's financial statements should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

APPENDIX A

CALCULATING VARIABLE ANNUITY PAYMENTS

     The following chart has been prepared to show how investment performance could affect variable annuity payments over time. It illustrates the variable annuity payments under a supplemental agreement issued in consideration of proceeds from a Non-Qualified Contract. The chart illustrates certain variable annuity payments under five hypothetical rate of return scenarios. Of course, the illustrations merely represent what such payments might be under a HYPOTHETICAL supplemental agreement issued for proceeds from a HYPOTHETICAL Contract.

       WHAT THE CHART ILLUSTRATES. The chart illustrates the first monthly payment in each of 25 years under a hypothetical variable payment supplemental agreement issued in consideration of proceeds from a hypothetical Non-Qualified Contract assuming a different hypothetical rate of return for a single Subaccount supporting the agreement. The chart assumes that the first monthly payment in the initial year shown is $1,000.


       HYPOTHETICAL RATES OF RETURN. The variable annuity payments reflect five different assumptions for a constant investment return before fees and expenses: 0.00%, 3.09%, 6.18%, 9.09%, and 12.00%. Net of all expenses, these constant returns are: (2.18)%, 0.91%, 4.00%, 6.91%, and 9.82%. The first variable annuity payment for each year reflects the 4% Assumed Interest Rate net of all expenses for the Subaccount (and the underlying Funds) pro-rated for the month shown. Fund management fees and operating expenses are assumed to be at an annual rate of 0.78% of their average daily net assets. This is the average of Fund expenses shown in the Annual Investment Option Expenses table beginning on page 7. The mortality and expense risk charge is assumed to be at an annual rate of 1.40% of the illustrated Subaccount's average daily net assets.


     THE FIRST MONTHLY VARIABLE ANNUITY PAYMENTS DEPICTED IN THE CHART ARE BASED ON HYPOTHETICAL SUPPLEMENTAL AGREEMENTS AND HYPOTHETICAL INVESTMENT RESULTS AND ARE NOT PROJECTIONS OR INDICATIONS OF FUTURE RESULTS. THE COMPANY DOES NOT GUARANTEE OR EVEN SUGGEST THAT ANY SUBACCOUNT, CONTRACT OR AGREEMENT ISSUED BY IT WOULD GENERATE THESE OR SIMILAR MONTHLY PAYMENTS FOR ANY PERIOD OF TIME. THE CHART IS FOR ILLUSTRATION PURPOSES ONLY AND DOES NOT REPRESENT FUTURE VARIABLE ANNUITY PAYMENTS OR FUTURE INVESTMENT RETURNS. The first variable annuity payment in each year under an actual supplemental agreement issued in connection with an actual Contract will be more or less than those shown if the actual returns of the Subaccount(s) selected by the Owner are different from the hypothetical returns. Because a Subaccount's investment return will fluctuate over time, variable annuity payments actually received by a payee will be more or less than those shown in this illustration. Also, in an actual case, the total amount of variable annuity payments ultimately received will depend upon the payment option selected and for the life contingent options, upon the life of the payee. See the Prospectus section titled "PAYMENT OPTIONS--Election of Payment Options and Annuity Payments."

       ASSUMPTIONS ON WHICH THE HYPOTHETICAL SUPPLEMENTAL AGREEMENT AND CONTRACT ARE BASED. The chart reflects a hypothetical supplemental agreement and Contract. These, in turn, are based on the following assumptions:

          -  The hypothetical Contract is a Non-Qualified Contract

          - The supplemental agreement is issued in consideration of proceeds from the hypothetical Contract

          - The proceeds applied under the agreement represent the entire Net Accumulated Value of the Contract and are allocated to a single Subaccount


          - The single Subaccount has annual constant rates of return before fees and expenses of 0.00%, 3.09%, 6.18%, 9.09%, and 12.00%

          -  Assumed Interest Rate is 4% per year

          -  The payee elects to receive monthly variable annuity payments

          - The proceeds applied to the purchase of annuity units as of the effective date of the agreement under the annuity payment option selected results in an initial variable annuity payment of $1,000

     For a discussion of how an Owner or payee may elect to receive monthly, quarterly, semi-annual or annual variable annuity payments, see "PAYMENT OPTIONS."

       ASSUMED INTEREST RATE. Among the most important factors that determines the amount of each variable annuity payment is the Assumed Interest Rate. Under supplemental agreements available as of the date of this Prospectus, the Assumed Interest Rate is 4%. Variable annuity payments will increase in size from one annuity payment date to the next if the annualized net rate of return during that time is greater than the Assumed Interest Rate, and will decrease if the annualized net rate of return over the same period is less than the Assumed Interest Rate. (The Assumed Interest Rate is an important component of the net investment factor.) For a detailed discussion of the Assumed Interest Rate and net investment factor, see "PAYMENT OPTIONS."

       THE $1,000 INITIAL MONTHLY VARIABLE ANNUITY PAYMENT. The hypothetical supplemental agreement has an initial monthly variable annuity payment of $1,000. The dollar amount of the first variable annuity payment under an actual agreement will depend upon:

          -  the amount of proceeds applied

          -  the annuity payment option selected

          - the annuity purchase rates in the supplemental agreement on the effective date

          - the Assumed Interest Rate under the supplemental agreement on the effective date

          -  the age of the payee

          -  in most cases, the sex of the payee

     For each column in the chart, the entire proceeds are allocated to a Subaccount having a constant rate of return as shown at the top of the column. However, under an actual supplemental agreement, proceeds are often allocated among several Subaccounts. The dollar amount of the first variable annuity payment attributable to each Subaccount is determined under an actual agreement by dividing the dollar value of the proceeds applied to that Subaccount as of the effective date by $1,000, and multiplying the result by the annuity purchase rate in the agreement for the payment option selected. The amount of the first variable annuity payment is the sum of the first payments attributable to each Subaccount to which proceeds were allocated. For a detailed discussion of how the first variable annuity payment is determined, see "PAYMENT OPTIONS." For comparison purposes, hypothetical monthly fixed annuity payments are shown in the column using a 4% net Assumed Interest Rate.

                  INITIAL MONTHLY PAYMENTS FOR EACH YEAR SHOWN,
    ASSUMING A CONSTANT RATE OF RETURN UNDER ALTERNATIVE INVESTMENT SCENARIOS


CONTRACT      0.00% GROSS   3.09% GROSS  6.18% GROSS   9.09% GROSS  12.00% GROSS
YEAR          -2.18% NET     0.91% NET    4.00% NET     6.91% NET     9.82% NET
--------------------------------------------------------------------------------
1               $ 1,000       $ 1,000      $ 1,000       $ 1,000       $ 1,000
2                   941           970        1,000         1,028         1,056
3                   885           941        1,000         1,057         1,115
4                   832           913        1,000         1,086         1,177
5                   783           886        1,000         1,117         1,243
6                   736           860        1,000         1,148         1,313
7                   692           834        1,000         1,180         1,386
8                   651           810        1,000         1,213         1,464
9                   613           786        1,000         1,247         1,546
10                  576           762        1,000         1,282         1,632
11                  542           740        1,000         1,318         1,724
12                  510           718        1,000         1,355         1,820
13                  479           696        1,000         1,393         1,922
14                  451           676        1,000         1,432         2,030
15                  424           656        1,000         1,472         2,143
16                  399           636        1,000         1,513         2,263
17                  375           617        1,000         1,555         2,390
18                  353           599        1,000         1,599         2,524
19                  332           581        1,000         1,643         2,665
20                  312           564        1,000         1,689         2,814
21                  294           547        1,000         1,737         2,971
22                  276           531        1,000         1,785         3,138
23                  260           515        1,000         1,835         3,313
24                  244           500        1,000         1,886         3,499
25                  230           485        1,000         1,939         3,694

APPENDIX B

CONDENSED FINANCIAL INFORMATION


     The Account commenced operations on December 1, 1998; however, no premiums were received until December 18, 1998. The information presented below reflects the accumulation unit information for the Subaccounts for the one-year periods ended on December 31.



                                              ACCUMULATION          ACCUMULATION
                                              UNIT VALUE AT         UNIT VALUE AT      NUMBER OF UNITS AT
     SUBACCOUNT                            BEGINNING OF YEAR        END OF YEAR           END OF YEAR
     -----------------------------------------------------------------------------------------------------
     Appreciation
       1998                               $          10.000000  $          10.037471             24.018000
       1999                                          10.037471             11.023159        173,421.184779
       2000                                          11.023159             10.815328        317,644.455466
       2001                                          10.815328              9.671767        410,948.405236
       2002                                           9.671767              7.943146        407,038.858535
       2003                                           7.943146              9.492016        404,169.530371
       2004                                           9.492016              9.833018        393,749.385959

     Developing Leaders
       1998                               $          10.000000  $          10.417346             30.023000
       1999                                          10.417346             12.409304         37,187.790687
       2000                                          12.409304             14.151470        133,441.957476
       2001                                          14.151470             13.101536        182,657.378695
       2002                                          13.101536             10.448995        196,984.102755
       2003                                          10.448995             13.572139        192,118.870349
       2004                                          13.572139             14.903803        189,832.055133

     Disciplined Stock
       1998                               $          10.000000  $          10.000000              0.000000
       1999                                          10.000000             11.551333        133,874.541424
       2000                                          11.551333             10.390084        305,831.175916
       2001                                          10.390084              8.885671        370,986.813121
       2002                                           8.885671              6.780327        332,639.930354
       2003                                           6.780327              8.260420        295,073.976656
       2004                                           8.260420              8.787565        265,751.695177

     Dreyfus Growth and Income
       1998                               $          10.000000  $          10.000000             10.000000
       1999                                          10.000000             11.583531         41,962.890993
       2000                                          11.583531             11.061794        140,155.840129
       2001                                          11.061794             10.370179        172,147.015490
       2002                                          10.370179              7.561775        173,033.024904
       2003                                           7.561775              9.439379        174,052.703235
       2004                                           9.439379             10.004047        160,003.361576

                                              ACCUMULATION          ACCUMULATION
                                              UNIT VALUE AT         UNIT VALUE AT      NUMBER OF UNITS AT
     SUBACCOUNT                            BEGINNING OF YEAR        END OF YEAR           END OF YEAR
     -----------------------------------------------------------------------------------------------------
     International Equity
       1998                               $          10.000000  $          10.000000              0.000000
       1999                                          10.000000             15.535331          5,370.943878
       2000                                          15.535331             12.882814         59,695.445970
       2001                                          12.882814              8.995439         75,413.570244
       2002                                           8.995439              7.456744         77,380.157236
       2003                                           7.456744             10.509029         73,672.338147
       2004                                          10.509029             12.912223         66,749.223084

     Blue Chip
       1998                               $          10.000000  $          10.000000              0.000000
       1999                                          10.000000             11.493125        168,478.748352
       2000                                          11.493125             10.368373        328,469.024783
       2001                                          10.368373              9.069651        382,493.328679
       2002                                           9.069651              7.237797        375,881.429001
       2003                                           7.237797              8.972591        334,431.917059
       2004                                           8.972591              9.385771        328,711.154358

     High Grade Bond
       1998                               $          10.000000  $          10.000000              0.000000
       1999                                          10.000000              9.811321         39,060.113882
       2000                                           9.811321             10.754179         63,029.681162
       2001                                          10.754179             11.570812        116,452.409042
       2002                                          11.570812             12.366811        145,219.209406
       2003                                          12.366811             12.858737        148,448.756045
       2004                                          12.858737             13.226099        153,401.702141

     Managed(1)
       2001                               $          10.000000  $          10.073024          2,478.725306
       2002                                          10.073024              9.755357         39,042.674460
       2003                                           9.755357             11.807988         68,219.014510
       2004                                          11.807988             12.644241         95,861.006313

     Money Market
       1998                               $          10.000000  $          10.010155          2,675.156157
       1999                                          10.010155             10.323106         30,705.110011
       2000                                          10.323106             10.783237         35,827.049130
       2001                                          10.783237             11.010992         56,393.887568
       2002                                          11.010992             10.985439         58,687.932385
       2003                                          10.985439             10.890451         45,386.115696
       2004                                          10.890451             10.819370         23,024.150271

                                              ACCUMULATION          ACCUMULATION
                                              UNIT VALUE AT         UNIT VALUE AT      NUMBER OF UNITS AT
     SUBACCOUNT                            BEGINNING OF YEAR        END OF YEAR           END OF YEAR
     -----------------------------------------------------------------------------------------------------
     Strategic Yield
       1998                               $          10.000000  $          10.000000              0.000000
       1999                                          10.000000              9.838194         19,166.958767
       2000                                           9.838194              9.998590         33,679.284997
       2001                                           9.998590             10.770302         61,402.315327
       2002                                          10.770302             11.201480         76,315.410431
       2003                                          11.201480             12.369457         83,450.202269
       2004                                          12.369457             13.289616         94,187.124252

     Value Growth
       1998                               $          10.000000  $          10.137670             18.014000
       1999                                          10.137670              9.355808         21,916.506039
       2000                                           9.355808             10.772759         30,682.870776
       2001                                          10.772759             11.365464         58,894.478368
       2002                                          11.365464             10.039024         72,087.542116
       2003                                          10.039024             12.939094         76,306.402309
       2004                                          12.939094             14.232837         77,560.993967

     Equity Income
       1998                               $          10.000000  $          10.000000              0.000000
       1999                                          10.000000             10.390415         41,021.894274
       2000                                          10.390415             11.654082         59,148.442406
       2001                                          11.654082             11.660692         96,750.972301
       2002                                          11.660692              9.990315        119,966.108231
       2003                                           9.990315             12.365653        128,009.354873
       2004                                          12.365653             14.014985        144,971.176381

     International Stock
       1998                               $          10.000000  $          10.000000              0.000000
       1999                                          10.000000             13.100697         12,483.719064
       2000                                          13.100697             10.648447         40,508.420430
       2001                                          10.648447              8.166973         46,127.940447
       2002                                           8.166973              6.580261         44,385.615422
       2003                                           6.580261              8.470449         45,602.242850
       2004                                           8.470449              9.504173         42,243.856028

     Mid-Cap Growth
       1998                               $          10.000000  $          10.444654             18.014000
       1999                                          10.444654             12.591091         67,235.432249
       2000                                          12.591091             13.511767        164,231.316566
       2001                                          13.511767             13.201812        207,945.873197
       2002                                          13.201812             10.252220        207,894.785732
       2003                                          10.252220             13.994443        198,191.399313
       2004                                          13.994443             16.334060        192,587.432388

                                              ACCUMULATION          ACCUMULATION
                                              UNIT VALUE AT         UNIT VALUE AT      NUMBER OF UNITS AT
     SUBACCOUNT                            BEGINNING OF YEAR        END OF YEAR           END OF YEAR
     -----------------------------------------------------------------------------------------------------
     New America Growth
       1998                               $          10.000000  $          10.420677             30.023000
       1999                                          10.420677             11.525440         64,623.697111
       2000                                          11.525440             10.218628        135,982.793167
       2001                                          10.218628              8.882821        153,918.754510
       2002                                           8.882821              6.278805        158,858.870843
       2003                                           6.278805              8.366949        147,428.788037
       2004                                           8.366949              9.149826        147,474.586386

     Personal Strategy Balanced
       1998                               $          10.000000  $          10.000000              0.000000
       1999                                          10.000000             10.603854         53,568.419363
       2000                                          10.603854             11.066274        102,663.516754
       2001                                          11.066274             10.649452        156,659.285518
       2002                                          10.649452              9.682638        197,581.437869
       2003                                           9.682638             11.918430        206,795.585395
       2004                                          11.918430             13.258890        225,874.654456

     VP Ultra(1)
       2001                               $          10.000000  $          10.253013            673.169916
       2002                                          10.253013              7.814428         18,967.998849
       2003                                           7.814428              9.626059         27,132.128317
       2004                                           9.626059             10.506839         31,857.616103

     VP Vista(1)
       2001                               $          10.000000  $          10.069107            620.403596
       2002                                          10.069107              7.972835          8,399.501160
       2003                                           7.972835             11.183830         18,303.213114
       2004                                          11.183830             12.752744         24,817.479465

     Contrafund(1)
       2001                               $          10.000000  $          10.326495          6,197.546339
       2002                                          10.326495              9.231577         20,512.567698
       2003                                           9.231577             11.696917         58,445.762141
       2004                                          11.696917             13.321604         88,809.193552

     Growth(1)
       2001                               $          10.000000  $          10.083898          5,398.731582
       2002                                          10.083898              6.949450         29,213.857671
       2003                                           6.949450              9.105467         42,214.345043
       2004                                           9.105467              9.282819         52,032.049730

     Growth & Income(1)
       2001                               $          10.000000  $           9.919009          1,928.401314
       2002                                           9.919009              8.156104         11,799.540898
       2003                                           8.156104              9.956164         30,076.628903
       2004                                           9.956164             10.387661         36,469.923079

                                              ACCUMULATION          ACCUMULATION
                                              UNIT VALUE AT         UNIT VALUE AT      NUMBER OF UNITS AT
     SUBACCOUNT                            BEGINNING OF YEAR        END OF YEAR           END OF YEAR
     -----------------------------------------------------------------------------------------------------
     Index 500(1)
       2001                               $          10.000000  $          10.045247          7,214.987295
       2002                                          10.045247              7.701449         49,298.130454
       2003                                           7.701449              9.753435        108,627.584084
       2004                                           9.753435             10.639930        117,118.198239

     MidCap(1)
       2001                               $          10.000000  $          10.435314          1,689.154760
       2002                                          10.435314              9.259562         16,658.239942
       2003                                           9.259562             12.627159         27,774.360556
       2004                                          12.627159             15.525209         36,811.028576

     Overseas(1)
       2001                               $          10.000000  $          10.000000              0.000000
       2002                                          10.000000              8.117795          6,735.881094
       2003                                           8.117795             11.478474         15,387.962211
       2004                                          11.478474             12.863958         16,026.841586

     Small Mid-Cap Growth(1)
       2001                               $          10.000000  $          10.322794             29.479422
       2002                                          10.322794              7.260159         11,391.580524
       2003                                           7.260159              9.828015         21,497.865497
       2004                                           9.828015             10.805122         30,180.044770

     Small Cap Value Securities(1)
       2001                               $          10.000000  $          10.706055            203.224256
       2002                                          10.706055              9.580438          8,906.531524
       2003                                           9.580438             12.484986         23,973.669339
       2004                                          12.484986             15.238233         22,541.608394

     U.S. Government(1)
       2001                               $          10.000000  $           9.861717            889.254913
       2002                                           9.861717             10.677015         19,701.370973
       2003                                          10.677015             10.762875         41,766.340954
       2004                                          10.762875             10.982961         52,306.809804

     Mutual Shares Securities(1)
       2001                               $          10.000000  $          10.113196          1,250.608551
       2002                                          10.113196              8.794970          7,872.951470
       2003                                           8.794970             10.855972         13,558.512331
       2004                                          10.855972             12.058937         15,183.278963

                                              ACCUMULATION          ACCUMULATION
                                              UNIT VALUE AT         UNIT VALUE AT      NUMBER OF UNITS AT
     SUBACCOUNT                            BEGINNING OF YEAR        END OF YEAR           END OF YEAR
     -----------------------------------------------------------------------------------------------------
     Growth Securities(1)
       2001                               $          10.000000  $           9.879791            365.666644
       2002                                           9.879791              7.941113         15,636.435358
       2003                                           7.941113             10.348675         28,533.992154
       2004                                          10.348675             11.841917         33,960.617928

     Mid-Cap Value(1)
       2001                               $          10.000000  $          10.421702             33.461904
       2002                                          10.421702             10.364177         13,915.573009
       2003                                          10.364177             13.250973         24,032.800344
       2004                                          13.250973             15.821646         33,131.874619

     Small Company(1)
       2001                               $          10.000000  $          10.582331            305.070790
       2002                                          10.582331              8.176589          5,993.317284
       2003                                           8.176589             10.966570         17,159.600182
       2004                                          10.966570             13.755358         25,757.951417

     Russell 2000 Small Cap Index(1)
       2001                               $          10.000000  $          10.802967          6,906.043624
       2002                                          10.802967              8.410247         28,908.569485
       2003                                           8.410247             12.129480         43,308.958403
       2004                                          12.129480             14.080824         52,875.339013

     S&P MidCap 400 Index(1)
       2001                               $          10.000000  $          10.502362          5,722.154526
       2002                                          10.502362              8.788222         24,679.296688
       2003                                           8.788222             11.679662         43,229.910231
       2004                                          11.679662             13.334805         55,260.994910


     (1) Available October 1, 2001.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

TABLE OF CONTENTS


                                                                                          PAGE
                                                                                          ----
GENERAL INFORMATION ABOUT THE COMPANY                                                       1
ADDITIONAL CONTRACT PROVISIONS                                                              1
     The Contract                                                                           1
     Incontestability                                                                       1
     Misstatement of Age or Sex                                                             1
     Nonparticipation                                                                       1
CALCULATION OF YIELDS AND TOTAL RETURNS                                                     1
     Money Market Subaccount Yields                                                         1
     Other Subaccount Yields                                                                2
     Average Annual Total Returns                                                           3
     Other Total Returns                                                                    4
     Effect of the Administrative Charge on Performance Data                                4
DISTRIBUTION OF THE CONTRACTS                                                               5
LEGAL MATTERS                                                                               5
EXPERTS                                                                                     6
OTHER INFORMATION                                                                           6
FINANCIAL STATEMENTS                                                                        6


                                     SAI-TOC

                              TEAR AT PERFORMATION

If you would like a copy of the Statement of Additional Information, please complete the information below and detach and mail this card to the Company at the address shown on the cover of this Prospectus.

Name ___________________________________________________________________________

Address ________________________________________________________________________

City, State, Zip _______________________________________________________________

                 (This page has been left blank intentionally.)

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS


                                                                                                              PAGE
                                                                                                              ----
GENERAL INFORMATION ABOUT THE COMPANY                                                                           1
ADDITIONAL CONTRACT PROVISIONS                                                                                  1
     The Contract                                                                                               1
     Incontestability                                                                                           1
     Misstatement of Age or Sex                                                                                 1
     Nonparticipation                                                                                           1
CALCULATION OF YIELDS AND TOTAL RETURNS                                                                         1
     Money Market Subaccount Yields                                                                             1
     Other Subaccount Yields                                                                                    3
     Average Annual Total Returns                                                                               3
     Other Total Returns                                                                                        4
     Effect of the Administrative Fee on Performance Data                                                       4
DISTRIBUTION OF THE CONTRACTS                                                                                   4
LEGAL MATTERS                                                                                                   5
EXPERTS                                                                                                         5
OTHER INFORMATION                                                                                               6
FINANCIAL STATEMENTS                                                                                            6


                                     SAI-TOC

TEAR AT PERFORATION

If you would like a copy of the Statement of Additional Information, please complete the information below and detach and mail this card to the Company at the address shown on the cover of this Prospectus.

Name ___________________________________________________________________________

Address_________________________________________________________________________

City, State, Zip________________________________________________________________

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                        EQUITRUST LIFE INSURANCE COMPANY
                             5400 University Avenue
                           West Des Moines, Iowa 50266

                        EQUITRUST LIFE ANNUITY ACCOUNT II

              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                                    CONTRACT


This Statement of Additional Information contains additional information to the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") offered by EquiTrust Life Insurance Company (the "Company"). This Statement of Additional Information is not a Prospectus and it should be read only in conjunction with the Prospectus for the Contract. The Prospectus for the Contract is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus. You may obtain a copy of the Prospectus by writing us at our address shown above or calling us at the phone number shown on the cover of the Prospectus.

                                   May 1, 2005

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS


                                                                                                PAGE
                                                                                                ----
GENERAL INFORMATION ABOUT THE COMPANY                                                            1
ADDITIONAL CONTRACT PROVISIONS                                                                   1
    The Contract                                                                                 1
    Incontestability                                                                             1
    Misstatement of Age or Sex                                                                   1
    Nonparticipation                                                                             1
CALCULATION OF YIELDS AND TOTAL RETURNS                                                          1
    Money Market Subaccount Yields                                                               1
    Other Subaccount Yields                                                                      2
    Average Annual Total Returns                                                                 3
    Other Total Returns                                                                          4
    Effect of the Administrative Fee on Performance Data                                         4
DISTRIBUTION OF THE CONTRACTS                                                                    4
LEGAL MATTERS                                                                                    5
EXPERTS                                                                                          5
OTHER INFORMATION                                                                                6
FINANCIAL STATEMENTS                                                                             6

GENERAL INFORMATION ABOUT THE COMPANY


     One hundred percent of the outstanding voting shares of the Company are owned by Farm Bureau Life Insurance Company which is 100% owned by FBL Financial Group, Inc. At December 31, 2004, Iowa Farm Bureau Federation owned shares of various classes representing 62.90% of the outstanding voting power of FBLFinancial Group, Inc., which owns 100% of Farm Bureau Life Insurance Company voting shares.


     Iowa Farm Bureau Federation is an Iowa not-for-profit corporation, the members of which are county Farm Bureau organizations and their individual members. Iowa Farm Bureau Federation is primarily engaged, through various divisions and subsidiaries, in the formulation, analysis and promotion of programs (at local, state, national and international levels) that are designed to foster the educational, social and economic advancement of its members. The principal offices of Iowa Farm Bureau Federation are at 5400 University Avenue, West Des Moines, Iowa 50266.

ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

     The Contract includes the basic Contract, the application, any supplemental applications and any endorsements or additional benefit riders or agreements. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

INCONTESTABILITY

     We will not contest the Contract from its Contract Date.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the Annuitant has been misstated, we will pay that amount which the premiums actually paid would have purchased at the correct age and sex.


NONPARTICIPATION


     The Contracts are not eligible for dividends and will not participate in the Company's divisible surplus.

CALCULATION OF YIELDS AND TOTAL RETURNS


     The Company may disclose yields, total returns and other performance data for a Subaccount. Such performance data will be computed in accordance with the standards defined by the SEC or be accompanied by performance data computed in such manner.


MONEY MARKET SUBACCOUNT YIELDS

     Advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a specific seven-day period. This figure is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract with a balance of 1 subaccount unit at the beginning of the period, dividing this net change by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.

     The net change in account value reflects:


        - net income from the Investment Option attributable to the hypothetical account and


        - charges and deductions imposed under the Contract attributable to the hypothetical account.

     The charges and deductions include per unit charges for the hypothetical account for:

        -  the annual administrative charge and

        -  the mortality and expense risk charge.


     For purposes of calculating current yields for a Contract, an average per unit administrative charge is used based on the $30 administrative charge deducted at the beginning of each Contract Year. Current and effective yields will be calculated according to the SEC prescribed formulas set forth below:


        Current Yield = ((NCS - ES)/UV) X (365/7)

        Where:


        NCS = the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 accumulation unit.


        ES = per unit expenses attributable to the hypothetical account for the seven-day period.

        UV  =  the unit value for the first day of the seven-day period.

        Effective Yield = (1 + ((NCS - ES)/UV))(TO THE POWER OF 365/7) - 1

        Where:


        NCS = the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 accumulation unit.


        ES = per unit expenses attributable to the hypothetical account for the seven-day period.

        UV  =  the unit value for the first day of the seven-day period.

     The yield for the Money Market Subaccount will be lower than the yield for the Money Market Investment Option due to the charges and deductions imposed under the Contract.

     The current and effective yields of the Money Market Subaccount normally fluctuate on a daily basis and SHOULD NOT ACT AS AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The actual yield is affected by:

        -  changes in interest rates on money market securities,

        -  the average portfolio maturity of the Money Market Investment Option,

        - the quality of portfolio securities held by this Investment Option, and

        -  the operating expenses of the Money Market Investment Option.

     Yields may also be presented for other periods of time.

OTHER SUBACCOUNT YIELDS

     Advertisements and sales literature may quote the current annualized yield of one or more of the subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one month periods. The annualized yield of a Subaccount refers to income generated by that Subaccount during a 30-day or one-month period which is assumed to be generated each period over a 12-month period.


     The yield is calculated according to the SEC prescribed formulas set forth below:

        Yield = 2 X ((((NI - ES)/(U X UV)) + 1)(TO THE POWER OF 6) - 1)


        Where:

        NI = net investment income of the Investment Option for the 30-day or one-month period attributable to the shares owned by the Subaccount.

        ES  =  expenses of the Subaccount for the 30-day or one-month period.

        U   =  the average daily number of accumulation units outstanding during the period.


        UV = the unit value at the close of the last day in the 30-day or one-month period.

     The yield for each Subaccount will be lower than the yield for the corresponding Investment Option due to the various charges and deductions imposed under the Contract.

     The yield for each Subaccount normally will fluctuate over time and SHOULD NOT ACT AS AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A Subaccount's actual yield is affected by the quality of portfolio securities held by the corresponding Investment Option and its operating expenses.

     The surrender charge is not considered in the yield calculation.

AVERAGE ANNUAL TOTAL RETURNS


     Advertisements and sales literature may also quote average annual total returns for the Subaccounts for various periods of time, including periods before the Subaccounts were in existence. Total return figures are provided for each Subaccount for one-, five- and ten-year periods. Average annual total returns may also be disclosed for other periods of time.


     Average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. The last date of each period is the most recent month-end practicable.


     Adjusted historic average annual total returns are calculated based on the assumption that the Subaccounts were in existence during the stated periods with the level of Contract charges which were in effect at the inception of each Subaccount. For purposes of calculating average annual total return, an average annual administrative charge per dollar of Contract value is used. The calculation also assumes surrender of the Contract at the end of the period. The total return will then be calculated according to the SEC prescribed formula set forth below:


        TR  =  (ERV/P)(TO THE POWER OF 1/N) - 1

        Where:


        TR = the average annual total return net of Subaccount recurring charges.


        ERV = the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

        P   =  a hypothetical initial payment of $1,000.

        N   =  the number of years in the period.

     INVESTMENT OPTION PERFORMANCE. Each Subaccount may advertise the performance of the corresponding Investment Option in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Investment Option in which the Subaccount invests may pre-date the effective date of the Subaccount being offered in the Policy.

     The actual Subaccount total return information and the adjusted historic average total return information will vary because of the method used to deduct the mortality and expense risk charge from the returns. For actual Subaccount total return information, the mortality and expense risk charge is calculated based on the daily net assets multiplied by a daily factor and reduced on a daily basis. For adjusted historic average total return information, the mortality and expense risk charge is calculated as a single charge applied at the end of the period on an annualized basis.

OTHER TOTAL RETURNS

     Advertisements and sales literature may also quote average annual total returns which do not reflect the surrender charge. These figures are calculated in the same manner as average annual total returns described above, however, the surrender charge is not taken into account at the end of the period.

     We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

        CTR = (ERV/P) - 1

        Where:

        CTR = The cumulative total return net of subaccount recurring charges for the period.

        ERV = The ending redeemable value of the hypothetical investment at the end of the period.

        P   =  A hypothetical single payment of $1,000.

EFFECT OF THE ADMINISTRATIVE CHARGE ON PERFORMANCE DATA

     We apply an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. (This charge is guaranteed not to exceed $45.) This charge is deducted from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount's value bears to the total Accumulated Value. For purposes of reflecting the administrative charge in yield and total return quotations, this annual charge is converted into a per-dollar per-day charge based on the average value of all contracts in the Account on the last day of the period for which quotations are provided. The per-dollar per-day average charge is then adjusted to reflect the basis upon which the particular quotation is calculated.

DISTRIBUTION OF THE CONTRACTS

     EquiTrust Marketing Services, LLC ("EquiTrust Marketing") is responsible for distributing the Contracts pursuant to a distribution agreement with us. EquiTrust Marketing serves as principal underwriter for the Contracts. EquiTrust Marketing, a Delaware corporation organized in 1970 and a wholly owned subsidiary of FBL Financial Services, Inc., an affiliate of the Company, is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc.

     We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners of the Account.

     EquiTrust Marketing may sell the Contract through its registered representatives, who must be licensed as insurance agents and appointed by the Company. EquiTrust Marketing also may enter into selling agreements with other broker-dealers ("selling firms") and compensate those selling firms up to the amount disclosed in the Prospectus for their services.

     EquiTrust Marketing received sales compensation with respect to the Contracts in the following amounts during the periods indicated.


                                                             AGGREGATE AMOUNT OF
                                                           COMMISSIONS RETAINED BY
                                 AGGREGATE AMOUNT OF       EQUITRUST MARKETING AFTER
                                  COMMISSIONS PAID             PAYMENTS TO ITS
               FISCAL YEAR     TO EQUITRUST MARKETING*   REGISTERED REPRESENTATIVES
               ---------------------------------------------------------------------
               2004                 $   224,708                  $  37,893
               2003                 $   495,202                  $  42,586
               2002                 $   555,641                  $  24,596


     * Includes sales compensation paid to registered representatives of EquiTrust Marketing.

     Under the distribution agreement with EquiTrust Marketing, we pay the following sales expenses: manager and registered representative compensation; registered representative training allowances; deferred compensation and insurance benefits of registered representatives; advertising expenses; and all other expenses of distributing the Contracts.

LEGAL MATTERS

     All matters relating to Iowa law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue the Contracts, have been passed upon by Stephen M. Morain, Esquire, Senior Vice President and General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington D.C. has provided advice on certain matters relating to the federal securities laws.

EXPERTS


     The Account's statements of assets and liabilities as of December 31, 2004 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements and the balance sheets of the Company at December 31, 2004 and 2003 and the related statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004 and the financial statement schedules, appearing herein, have been audited by Ernst & Young LLP, an independent registered public accounting firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

     A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Contract and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.

FINANCIAL STATEMENTS

     The Company's financial statements included in this Statement of Additional Information should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

             Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
EquiTrust Life Insurance Company

We have audited the accompanying statements of assets and liabilities of EquiTrust Life Annuity Account II, comprising the Ultra, Vista, Appreciation, Developing Leaders, Disciplined Stock, Dreyfus Growth & Income, International Equity, Socially Responsible Growth, Blue Chip, High Grade Bond, Managed, Money Market, Strategic Yield, Value Growth, Contrafund, Growth, Fidelity Growth & Income, High Income, Index 500, Mid-Cap, Overseas, Franklin Real Estate, Franklin Small Cap, Franklin Small Cap Value Securities, Franklin U.S. Government, Mutual Shares Securities, Templeton Growth Securities, Mid-Cap Value, Small Company, NASDAQ 100 Index, Russell 2000 Small Cap Index, S&P MidCap 400 Index, Equity Income, Mid-Cap Growth, New America Growth, Personal Strategy Balanced, and International Stock Subaccounts, as of December 31, 2004, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the mutual funds' transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting the EquiTrust Life Annuity Account II at December 31, 2004, and the results of their operations and changes in their net assets for the periods described above in conformity with U.S. generally accepted accounting principles.


                                                          /s/ ERNST & YOUNG LLP

Des Moines, Iowa
March 18, 2005

                        EQUITRUST LIFE ANNUITY ACCOUNT II

                      STATEMENTS OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2004

                                                          AMERICAN CENTURY
                                                      VARIABLE PORTFOLIOS, INC.
                                                   -------------------------------
                                                       ULTRA            VISTA
                                                     SUBACCOUNT       SUBACCOUNT
                                                   -------------------------------
ASSETS
Investments in shares of mutual funds, at market   $      334,723   $      316,491

LIABILITIES                                                     -                -
                                                   -------------------------------
Net assets                                         $      334,723   $      316,491
                                                   ===============================

NET ASSETS
Accumulation units                                 $      334,723   $      316,491
                                                   -------------------------------
Total net assets                                   $      334,723   $      316,491
                                                   ===============================

Investments in shares of mutual funds, at cost     $      284,976   $      248,168
Shares of mutual fund owned                             32,945.16        23,618.73

Accumulation units outstanding                          31,857.62        24,817.48
Accumulation unit value                            $        10.51   $        12.75

SEE ACCOMPANYING NOTES.

                                                                           DREYFUS VARIABLE INVESTMENT FUND
                                                  ----------------------------------------------------------------------------------
                                                                                                         DREYFUS
                                                                     DEVELOPING      DISCIPLINED        GROWTH &       INTERNATIONAL
                                                   APPRECIATION       LEADERS           STOCK            INCOME            EQUITY
                                                    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                  ----------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market  $    3,871,745   $    2,829,220   $    2,335,310   $    1,600,681   $      861,881

LIABILITIES                                                    -                -                -                -                -
                                                  ----------------------------------------------------------------------------------
Net assets                                        $    3,871,745   $    2,829,220   $    2,335,310   $    1,600,681   $      861,881
                                                  ==================================================================================

NET ASSETS
Accumulation units                                $    3,871,745   $    2,829,220   $    2,335,310   $    1,600,681   $      861,881
                                                  ----------------------------------------------------------------------------------
Total net assets                                  $    3,871,745   $    2,829,220   $    2,335,310   $    1,600,681   $      861,881
                                                  ==================================================================================

Investments in shares of mutual funds, at cost    $    3,935,683   $    2,462,287   $    2,489,044   $    1,621,362   $      710,963
Shares of mutual fund owned                           108,879.21        68,091.93       111,577.18        74,798.19        60,019.56

Accumulation units outstanding                        393,749.39       189,832.06       265,751.70       160,003.36        66,749.22
Accumulation unit value                           $         9.83   $        14.90   $         8.79   $        10.00   $        12.91

                                                     DREYFUS
                                                     SOCIALLY        EQUITRUST
                                                   RESPONSIBLE        VARIABLE
                                                      GROWTH         INSURANCE
                                                    FUND, INC.      SERIES FUND
                                                  --------------   --------------
                                                     SOCIALLY
                                                    RESPONSIBLE
                                                      GROWTH          BLUE CHIP
                                                    SUBACCOUNT       SUBACCOUNT
                                                  --------------   --------------
ASSETS
Investments in shares of mutual funds, at market  $       64,433   $    3,085,208

LIABILITIES                                                    -                -
                                                  --------------   --------------
Net assets                                        $       64,433   $    3,085,208
                                                  ==============   ==============

NET ASSETS
Accumulation units                                $       64,433   $    3,085,208
                                                  --------------   --------------
Total net assets                                  $       64,433   $    3,085,208
                                                  ==============   ==============

Investments in shares of mutual funds, at cost    $       53,438   $    3,143,078
Shares of mutual fund owned                             2,571.13        87,722.70

Accumulation units outstanding                          7,110.50       328,711.15
Accumulation unit value                           $         9.06   $         9.39

SEE ACCOMPANYING NOTES.

                                                                       EQUITRUST VARIABLE INSURANCE SERIES FUND
                                                  ----------------------------------------------------------------------------------
                                                    HIGH GRADE
                                                       BOND           MANAGED        MONEY MARKET   STRATEGIC YIELD    VALUE GROWTH
                                                    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                  ----------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market  $    2,028,906   $    1,212,090   $      249,107  $     1,251,711   $    1,103,913

LIABILITIES                                                    -                -                -                -                -
                                                  ----------------------------------------------------------------------------------
Net assets                                        $    2,028,906   $    1,212,090   $      249,107  $     1,251,711   $    1,103,913
                                                  ==================================================================================

NET ASSETS
Accumulation units                                $    2,028,906   $    1,212,090   $      249,107  $     1,251,711   $    1,103,913
                                                  ----------------------------------------------------------------------------------
Total net assets                                  $    2,028,906   $    1,212,090   $      249,107  $     1,251,711   $    1,103,913
                                                  ==================================================================================

Investments in shares of mutual funds, at cost    $    2,009,360   $    1,039,549   $      249,107  $     1,202,841   $      874,091
Shares of mutual fund owned                           195,463.02        77,350.97       249,106.79       133,587.06        85,047.22

Accumulation units outstanding                        153,401.70        95,861.01        23,024.15        94,187.12        77,560.99
Accumulation unit value                           $        13.23   $        12.64   $        10.82  $         13.29   $        14.23

                                                             FIDELITY
                                                        VARIABLE INSURANCE
                                                          PRODUCTS FUNDS
                                                  -------------------------------
                                                    CONTRAFUND         GROWTH
                                                    SUBACCOUNT       SUBACCOUNT
                                                  -------------------------------
ASSETS
Investments in shares of mutual funds, at market  $    1,183,081   $      483,004

LIABILITIES                                                    -                -
                                                  -------------------------------
Net assets                                        $    1,183,081   $      483,004
                                                  ===============================

NET ASSETS
Accumulation units                                $    1,183,081   $      483,004
                                                  -------------------------------
Total net assets                                  $    1,183,081   $      483,004
                                                  ===============================

Investments in shares of mutual funds, at cost    $      948,652   $      408,782
Shares of mutual fund owned                            44,443.31        15,089.16

Accumulation units outstanding                         88,809.19        52,032.05
Accumulation unit value                           $        13.32   $         9.28

SEE ACCOMPANYING NOTES.

                                                                      FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                  ----------------------------------------------------------------------------------
                                                     FIDELITY
                                                     GROWTH &
                                                      INCOME        HIGH INCOME       INDEX 500         MID-CAP          OVERSEAS
                                                    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                  ----------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market  $      378,837   $      111,833   $    1,246,129   $      571,499   $      206,169

LIABILITIES                                                    -                -                -                -                -
                                                  ----------------------------------------------------------------------------------
Net assets                                        $      378,837   $      111,833   $    1,246,129   $      571,499   $      206,169
                                                  ==================================================================================

NET ASSETS
Accumulation units                                $      378,837   $      111,833   $    1,246,129   $      571,499   $      206,169
                                                  ----------------------------------------------------------------------------------
Total net assets                                  $      378,837   $      111,833   $    1,246,129   $      571,499   $      206,169
                                                  ==================================================================================

Investments in shares of mutual funds, at cost    $      337,832   $      103,819   $    1,020,509   $      398,532   $      142,600
Shares of mutual fund owned                            27,234.88        16,184.22         9,046.31        19,126.47        11,767.62

Accumulation units outstanding                         36,469.92         8,018.78       117,118.20        36,811.03        16,026.84
Accumulation unit value                           $        10.39   $        13.95   $        10.64   $        15.53   $        12.86

                                                        FRANKLIN TEMPLETON
                                                        VARIABLE INSURANCE
                                                          PRODUCTS TRUST
                                                  -------------------------------
                                                  FRANKLIN REAL    FRANKLIN SMALL
                                                      ESTATE            CAP
                                                    SUBACCOUNT       SUBACCOUNT
                                                  -------------------------------
ASSETS
Investments in shares of mutual funds, at market  $      115,659   $      326,099

LIABILITIES                                                    -                -
                                                  -------------------------------
Net assets                                        $      115,659   $      326,099
                                                  ===============================

NET ASSETS
Accumulation units                                $      115,659   $      326,099
                                                  -------------------------------
Total net assets                                  $      115,659   $      326,099
                                                  ===============================

Investments in shares of mutual funds, at cost    $       95,425   $      262,375
Shares of mutual fund owned                             3,793.35        16,783.28

Accumulation units outstanding                          7,867.52        30,180.04
Accumulation unit value                           $        14.70   $        10.81

SEE ACCOMPANYING NOTES.

                                                                         FRANKLIN TEMPLETON
                                                                  VARIABLE INSURANCE PRODUCTS TRUST
                                                  -----------------------------------------------------------------
                                                  FRANKLIN SMALL                                       TEMPLETON
                                                    CAP VALUE       FRANKLIN U.S.   MUTUAL SHARES        GROWTH
                                                    SECURITIES       GOVERNMENT       SECURITIES       SECURITIES
                                                    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                  -----------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market  $      343,494   $      574,484   $      183,094   $      402,159

LIABILITIES                                                    -                -                -                -
                                                  -----------------------------------------------------------------
Net assets                                        $      343,494   $      574,484   $      183,094   $      402,159
                                                  =================================================================

NET ASSETS
Accumulation units                                $      343,494   $      574,484   $      183,094   $      402,159
                                                  -----------------------------------------------------------------
Total net assets                                  $      343,494   $      574,484   $      183,094   $      402,159
                                                  =================================================================

Investments in shares of mutual funds, at cost    $      242,630   $      588,692   $      146,208   $      320,868
Shares of mutual fund owned                            21,948.52        44,741.72        11,003.26        31,345.19

Accumulation units outstanding                         22,541.61        52,306.81        15,183.28        33,960.62
Accumulation unit value                           $        15.24   $        10.98   $        12.06   $        11.84

                                                            J. P. MORGAN
                                                          SERIES TRUST II
                                                  -------------------------------
                                                     MID-CAP           SMALL
                                                      VALUE           COMPANY
                                                    SUBACCOUNT       SUBACCOUNT
                                                  -------------------------------
ASSETS
Investments in shares of mutual funds, at market  $      524,201   $      354,310

LIABILITIES                                                    -                -
                                                  -------------------------------
Net assets                                        $      524,201   $      354,310
                                                  ===============================

NET ASSETS
Accumulation units                                $      524,201   $      354,310
                                                  -------------------------------
Total net assets                                  $      524,201   $      354,310
                                                  ===============================

Investments in shares of mutual funds, at cost    $      397,251   $      261,609
Shares of mutual fund owned                            20,223.80        19,815.99

Accumulation units outstanding                         33,131.87        25,757.95
Accumulation unit value                           $        15.82   $        13.76

                                                           SUMMIT MUTUAL
                                                            FUNDS, INC.
                                                          PINNACLE SERIES
                                                  -------------------------------
                                                                    RUSSELL 2000
                                                    NASDAQ 100       SMALL CAP
                                                      INDEX            INDEX
                                                    SUBACCOUNT       SUBACCOUNT
                                                  -------------------------------
ASSETS
Investments in shares of mutual funds, at market  $      124,881   $      744,528

LIABILITIES                                                    -                -
                                                  -------------------------------
Net assets                                        $      124,881   $      744,528
                                                  ===============================

NET ASSETS
Accumulation units                                $      124,881   $      744,528
                                                  -------------------------------
Total net assets                                  $      124,881   $      744,528
                                                  ===============================

Investments in shares of mutual funds, at cost    $      101,134   $      555,579
Shares of mutual fund owned                             5,474.83        11,647.82

Accumulation units outstanding                         13,231.47        52,875.34
Accumulation unit value                           $         9.44   $        14.08

SEE ACCOMPANYING NOTES.

                                                      SUMMIT
                                                      MUTUAL
                                                    FUNDS, INC.
                                                     PINNACLE
                                                      SERIES                       T. ROWE PRICE EQUITY SERIES, INC.
                                                  --------------   -----------------------------------------------------------------
                                                                                                                         PERSONAL
                                                    S&P MIDCAP                         MID-CAP        NEW AMERICA        STRATEGY
                                                    400 INDEX      EQUITY INCOME        GROWTH           GROWTH          BALANCED
                                                    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                  --------------   -----------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market  $      736,895   $    2,031,769   $    3,145,735   $    1,349,367   $    2,994,847

LIABILITIES                                                    -                -                -                -                -
                                                  --------------   -----------------------------------------------------------------
Net assets                                        $      736,895   $    2,031,769   $    3,145,735   $    1,349,367   $    2,994,847
                                                  ==============   =================================================================

NET ASSETS
Accumulation units                                $      736,895   $    2,031,769   $    3,145,735   $    1,349,367   $    2,994,847
                                                  --------------   -----------------------------------------------------------------
Total net assets                                  $      736,895   $    2,031,769   $    3,145,735   $    1,349,367   $    2,994,847
                                                  ==============   =================================================================

Investments in shares of mutual funds, at cost    $      578,182   $    1,732,463   $    2,395,703   $    1,327,791   $    2,504,426
Shares of mutual fund owned                            12,127.96        90,947.57       133,576.84        69,376.18       168,628.79

Accumulation units outstanding                         55,260.99       144,971.18       192,587.43       147,474.59       225,874.65
Accumulation unit value                           $        13.33   $        14.01   $        16.33   $         9.15   $        13.26

                                                  T. ROWE PRICE
                                                  INTERNATIONAL
                                                   SERIES, INC.
                                                  --------------
                                                  INTERNATIONAL
                                                      STOCK
                                                    SUBACCOUNT
                                                  --------------
ASSETS
Investments in shares of mutual funds, at market  $      401,493

LIABILITIES                                                    -
                                                  --------------
Net assets                                        $      401,493
                                                  ==============

NET ASSETS
Accumulation units                                $      401,493
                                                  --------------
Total net assets                                  $      401,493
                                                  ==============

Investments in shares of mutual funds, at cost    $      369,113
Shares of mutual fund owned                            29,872.99

Accumulation units outstanding                         42,243.86
Accumulation unit value                           $         9.50

                        EQUITRUST LIFE ANNUITY ACCOUNT II

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2004

                                                          AMERICAN CENTURY
                                                     VARIABLE PORTFOLIOS, INC.
                                                  -------------------------------
                                                      ULTRA            VISTA
                                                    SUBACCOUNT       SUBACCOUNT
                                                  -------------------------------
Income:
  Dividends                                       $            -   $            -
Expenses:
  Mortality and expense risk                              (4,055)          (3,659)
                                                  -------------------------------
Net investment income (loss)                              (4,055)          (3,659)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 11            8,175
  Realized gain distributions                                  -                -
                                                  -------------------------------
Total realized gain (loss) on investments                     11            8,175

Change in unrealized appreciation/depreciation
  of investments                                          31,116           34,385
                                                  -------------------------------
Net increase (decrease) in net assets from
  operations                                      $       27,072   $       38,901
                                                  ===============================

SEE ACCOMPANYING NOTES.

                                                                           DREYFUS VARIABLE INVESTMENT FUND
                                                  ---------------------------------------------------------------------------------
                                                                                                        DREYFUS
                                                                     DEVELOPING      DISCIPLINED        GROWTH &     INTERNATIONAL
                                                   APPRECIATION       LEADERS           STOCK            INCOME          EQUITY
                                                    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                  ---------------------------------------------------------------------------------
Income:
  Dividends                                       $       63,976   $        5,393   $       30,718   $       19,828  $       31,593
Expenses:
  Mortality and expense risk                             (53,410)         (37,893)         (32,624)         (22,281)        (11,565)
                                                  ---------------------------------------------------------------------------------
Net investment income (loss)                              10,566          (32,500)          (1,906)          (2,453)         20,028

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (49,711)           6,450         (148,293)         (67,725)        (73,567)
  Realized gain distributions                                  -                -                -                -               -
                                                  ---------------------------------------------------------------------------------
Total realized gain (loss) on investments                (49,711)           6,450         (148,293)         (67,725)        (73,567)

Change in unrealized appreciation/depreciation
  of investments                                         173,293          280,572          294,492          162,116         227,286
                                                  ---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                      $      134,148   $      254,522   $      144,293   $       91,938  $      173,747
                                                  =================================================================================

                                                     DREYFUS
                                                     SOCIALLY        EQUITRUST
                                                    RESPONSIBLE      VARIABLE
                                                      GROWTH         INSURANCE
                                                    FUND, INC.      SERIES FUND
                                                  --------------   --------------
                                                     SOCIALLY
                                                    RESPONSIBLE
                                                      GROWTH         BLUE CHIP
                                                    SUBACCOUNT       SUBACCOUNT
                                                  --------------   --------------
Income:
  Dividends                                       $           95   $       44,907
Expenses:
  Mortality and expense risk                                (919)         (42,369)
                                                  --------------   --------------
Net investment income (loss)                                (824)           2,538

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              1,753          (54,745)
  Realized gain distributions                                  -                -
                                                  --------------   --------------
Total realized gain (loss) on investments                  1,753          (54,745)

Change in unrealized appreciation/depreciation
  of investments                                           1,672          190,038
                                                  --------------   --------------
Net increase (decrease) in net assets from
  operations                                      $        2,601   $      137,831
                                                  ==============   ==============

SEE ACCOMPANYING NOTES.

                                                                       EQUITRUST VARIABLE INSURANCE SERIES FUND
                                                  ---------------------------------------------------------------------------------
                                                    HIGH GRADE
                                                       BOND           MANAGED        MONEY MARKET    STRATEGIC YIELD  VALUE GROWTH
                                                    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                  ---------------------------------------------------------------------------------
Income:
  Dividends                                       $       84,748   $       16,510   $        2,217   $       70,121  $       10,785
Expenses:
  Mortality and expense risk                             (27,250)         (15,130)          (4,522)         (16,368)        (14,596)
                                                  ---------------------------------------------------------------------------------
Net investment income (loss)                              57,498            1,380           (2,305)          53,753          (3,811)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             11,745            9,558                -              244          28,746
  Realized gain distributions                              5,039                -                -                -               -
                                                  ---------------------------------------------------------------------------------
Total realized gain (loss) on investments                 16,784            9,558                -              244          28,746

Change in unrealized appreciation/depreciation
  of investments                                         (18,872)          65,871                -           28,836          75,515
                                                  ---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                      $       55,410   $       76,809   $       (2,305)  $       82,833  $      100,450
                                                  =================================================================================

                                                             FIDELITY
                                                        VARIABLE INSURANCE
                                                          PRODUCTS FUNDS
                                                  -------------------------------
                                                    CONTRAFUND         GROWTH
                                                    SUBACCOUNT       SUBACCOUNT
                                                  -------------------------------
Income:
  Dividends                                       $        2,464   $        1,077
Expenses:
  Mortality and expense risk                             (13,011)          (6,074)
                                                  -------------------------------
Net investment income (loss)                             (10,547)          (4,997)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              9,984           (1,146)
  Realized gain distributions                                  -                -
                                                  -------------------------------
Total realized gain (loss) on investments                  9,984           (1,146)

Change in unrealized appreciation/depreciation
  of investments                                         131,861           16,375
                                                  -------------------------------
Net increase (decrease) in net assets from
  operations                                      $      131,298   $       10,232
                                                  ===============================

SEE ACCOMPANYING NOTES.

                                                                      FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                  ---------------------------------------------------------------------------------
                                                     FIDELITY
                                                     GROWTH &
                                                      INCOME        HIGH INCOME       INDEX 500         MID-CAP         OVERSEAS
                                                    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                  ---------------------------------------------------------------------------------
Income:
  Dividends                                       $        2,720   $        4,711   $       14,043   $            -  $        2,183
Expenses:
  Mortality and expense risk                              (4,933)          (1,295)         (15,930)          (6,141)         (2,619)
                                                  ---------------------------------------------------------------------------------
Net investment income (loss)                              (2,213)           3,416           (1,887)          (6,141)           (436)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              4,227              986            1,609            6,441           4,378
  Realized gain distributions                                  -                -                -                -               -
                                                  ---------------------------------------------------------------------------------
Total realized gain (loss) on investments                  4,227              986            1,609            6,441           4,378

Change in unrealized appreciation/depreciation
  of investments                                          13,065            3,387          103,339           99,817          17,637
                                                  ---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                      $       15,079   $        7,789   $      103,061   $      100,117  $       21,579
                                                  =================================================================================

                                                        FRANKLIN TEMPLETON
                                                        VARIABLE INSURANCE
                                                          PRODUCTS TRUST
                                                  -------------------------------
                                                  FRANKLIN REAL    FRANKLIN SMALL
                                                      ESTATE            CAP
                                                   SUBACCOUNT        SUBACCOUNT
                                                  -------------------------------
Income:
  Dividends                                       $        1,079   $            -
Expenses:
  Mortality and expense risk                                (840)          (3,833)
                                                  -------------------------------
Net investment income (loss)                                 239           (3,833)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                333            2,367
  Realized gain distributions                                 82                -
                                                  -------------------------------
Total realized gain (loss) on investments                    415            2,367

Change in unrealized appreciation/depreciation
  of investments                                          19,696           30,023
                                                  -------------------------------
Net increase (decrease) in net assets from
  operations                                      $       20,350   $       28,557
                                                  ===============================

SEE ACCOMPANYING NOTES.

                                                                          FRANKLIN TEMPLETON
                                                                  VARIABLE INSURANCE PRODUCTS TRUST
                                                  -----------------------------------------------------------------
                                                  FRANKLIN SMALL                                       TEMPLETON
                                                    CAP VALUE       FRANKLIN U.S.   MUTUAL SHARES        GROWTH
                                                    SECURITIES       GOVERNMENT       SECURITIES       SECURITIES
                                                    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                  -----------------------------------------------------------------
Income:
  Dividends                                       $          539   $       26,181   $        1,339   $        4,093
Expenses:
  Mortality and expense risk                              (4,181)          (7,223)          (2,335)          (4,806)
                                                  -----------------------------------------------------------------
Net investment income (loss)                              (3,642)          18,958             (996)            (713)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             23,183             (246)           1,463            6,811
  Realized gain distributions                                  -                -                -                -
                                                  -----------------------------------------------------------------
Total realized gain (loss) on investments                 23,183             (246)           1,463            6,811

Change in unrealized appreciation/depreciation
  of investments                                          42,397           (7,803)          17,332           41,337
                                                  -----------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                      $       61,938   $       10,909   $       17,799   $       47,435
                                                  =================================================================

                                                           J. P. MORGAN
                                                          SERIES TRUST II
                                                  -------------------------------
                                                     MID-CAP           SMALL
                                                      VALUE           COMPANY
                                                    SUBACCOUNT       SUBACCOUNT
                                                  -------------------------------
Income:
  Dividends                                       $        1,173   $            -
Expenses:
  Mortality and expense risk                              (5,670)          (2,911)
                                                  -------------------------------
Net investment income (loss)                              (4,497)          (2,911)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              9,502            3,970
  Realized gain distributions                              2,019                -
                                                  -------------------------------
Total realized gain (loss) on investments                 11,521            3,970

Change in unrealized appreciation/depreciation
  of investments                                          68,921           52,569
                                                  -------------------------------
Net increase (decrease) in net assets from
  operations                                      $       75,945   $       53,628
                                                  ===============================

                                                           SUMMIT MUTUAL
                                                            FUNDS, INC.
                                                          PINNACLE SERIES
                                                  -------------------------------
                                                                    RUSSELL 2000
                                                    NASDAQ 100       SMALL CAP
                                                      INDEX            INDEX
                                                    SUBACCOUNT       SUBACCOUNT
                                                  -------------------------------
Income:
  Dividends                                       $            -   $        1,102
Expenses:
  Mortality and expense risk                              (1,569)          (8,433)
                                                  -------------------------------
Net investment income (loss)                              (1,569)          (7,331)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              2,542            4,574
  Realized gain distributions                                  -                -
                                                  -------------------------------
Total realized gain (loss) on investments                  2,542            4,574

Change in unrealized appreciation/depreciation
  of investments                                           8,816          102,142
                                                  -------------------------------
Net increase (decrease) in net assets from
  operations                                      $        9,789   $       99,385
                                                  ===============================

SEE ACCOMPANYING NOTES.

                                                      SUMMIT
                                                      MUTUAL
                                                    FUNDS, INC.
                                                     PINNACLE
                                                      SERIES                      T. ROWE PRICE EQUITY SERIES, INC.
                                                  --------------   ----------------------------------------------------------------
                                                                                                                        PERSONAL
                                                    S&P MIDCAP                         MID-CAP        NEW AMERICA       STRATEGY
                                                    400 INDEX      EQUITY INCOME        GROWTH           GROWTH         BALANCED
                                                    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                  --------------   ----------------------------------------------------------------
Income:
  Dividends                                       $        1,463   $       29,208   $            -   $          697  $       55,976
Expenses:
  Mortality and expense risk                              (8,419)         (25,222)         (40,637)         (17,701)        (37,715)
                                                  --------------   ----------------------------------------------------------------
Net investment income (loss)                              (6,956)           3,986          (40,637)         (17,004)         18,261

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              4,749           17,691           53,373          (66,835)          5,410
  Realized gain distributions                                  -           43,650                -                -          11,696
                                                  --------------   ----------------------------------------------------------------
Total realized gain (loss) on investments                  4,749           61,341           53,373          (66,835)         17,106

Change in unrealized appreciation/depreciation
  of investments                                          88,542          169,854          448,558          200,669         258,652
                                                  --------------   ----------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                      $       86,335   $      235,181   $      461,294   $      116,830  $      294,019
                                                  ==============   ================================================================

                                                  T. ROWE PRICE
                                                  INTERNATIONAL
                                                  SERIES, INC.
                                                  --------------
                                                  INTERNATIONAL
                                                      STOCK
                                                    SUBACCOUNT
                                                  --------------
Income:
  Dividends                                       $        4,124
Expenses:
  Mortality and expense risk                              (5,499)
                                                  --------------
Net investment income (loss)                              (1,375)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (43,950)
  Realized gain distributions                                  -
                                                  --------------
Total realized gain (loss) on investments                (43,950)

Change in unrealized appreciation/depreciation
  of investments                                          91,090
                                                  --------------
Net increase (decrease) in net assets from
  operations                                      $       45,765
                                                  ==============

                        EQUITRUST LIFE ANNUITY ACCOUNT II

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                          AMERICAN CENTURY
                                                     VARIABLE PORTFOLIOS, INC.
                                                  -------------------------------
                                                         ULTRA SUBACCOUNT
                                                  -------------------------------
                                                      YEAR ENDED DECEMBER 31
                                                       2004             2003
                                                  -------------------------------
Increase (decrease) in net assets from
  operations:
  Net investment income (loss)                    $       (4,055)  $       (2,712)
  Net realized gain (loss) on investments                     11           (2,893)
  Change in unrealized appreciation/depreciation
    of investments                                        31,116           47,607
                                                  -------------------------------
Net increase (decrease) in net assets from
  operations                                              27,072           42,002

Contract transactions:
  Transfers of net premiums                               32,082           23,688
  Transfers of surrenders and death benefits              (1,389)            (389)
  Transfers of administrative and other charges             (384)            (273)
  Transfers between subaccounts, including
    Declared Interest Option account                      16,167           47,923
                                                  -------------------------------
Net increase (decrease) in net assets from
  contract transactions                                   46,476           70,949
                                                  -------------------------------
Total increase (decrease) in net assets                   73,548          112,951

Net assets at beginning of period                        261,175          148,224
                                                  -------------------------------
Net assets at end of period                       $      334,723   $      261,175
                                                  ===============================

SEE ACCOMPANYING NOTES.

                                                        AMERICAN CENTURY
                                                     VARIABLE PORTFOLIOS, INC.      DREYFUS VARIABLE INVESTMENT FUND
                                                  -------------------------------   --------------------------------
                                                         VISTA SUBACCOUNT               APPRECIATION SUBACCOUNT
                                                  -------------------------------   --------------------------------
                                                      YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                       2004             2003             2004             2003
                                                  -------------------------------   --------------------------------
Increase (decrease) in net assets from
  operations:
  Net investment income (loss)                    $       (3,659)  $       (1,691)  $       10,566   $         1,329
  Net realized gain (loss) on investments                  8,175               36          (49,711)         (100,560)
  Change in unrealized appreciation/depreciation
    of investments                                        34,385           45,377          173,293           731,852
                                                  -------------------------------   --------------------------------
Net increase (decrease) in net assets from
  operations                                              38,901           43,722          134,148           632,621

Contract transactions:
  Transfers of net premiums                               53,337           47,268          131,954           199,233
  Transfers of surrenders and death benefits              (8,427)          (3,003)        (239,460)         (156,065)
  Transfers of administrative and other charges             (276)            (173)          (8,472)           (9,264)
  Transfers between subaccounts, including
    Declared Interest Option account                      28,256           49,918           17,191           (63,310)
                                                  -------------------------------   --------------------------------
Net increase (decrease) in net assets from
  contract transactions                                   72,890           94,010          (98,787)          (29,406)
                                                  -------------------------------   --------------------------------
Total increase (decrease) in net assets                  111,791          137,732           35,361           603,215

Net assets at beginning of period                        204,700           66,968        3,836,384         3,233,169
                                                  -------------------------------   --------------------------------
Net assets at end of period                       $      316,491   $      204,700   $    3,871,745   $     3,836,384
                                                  ===============================   ================================

                                                  DREYFUS VARIABLE INVESTMENT FUND
                                                  --------------------------------
                                                         DEVELOPING LEADERS
                                                             SUBACCOUNT
                                                  --------------------------------
                                                      YEAR ENDED DECEMBER 31
                                                       2004             2003
                                                  --------------------------------
Increase (decrease) in net assets from
  operations:
  Net investment income (loss)                    $      (32,500)  $       (30,497)
  Net realized gain (loss) on investments                  6,450          (314,644)
  Change in unrealized appreciation/depreciation
    of investments                                       280,572           944,928
                                                  --------------------------------
Net increase (decrease) in net assets from
  operations                                             254,522           599,787

Contract transactions:
  Transfers of net premiums                              154,122           162,502
  Transfers of surrenders and death benefits            (180,529)         (101,655)
  Transfers of administrative and other charges           (6,946)           (7,042)
  Transfers between subaccounts, including
    Declared Interest Option account                         587          (104,414)
                                                  --------------------------------
Net increase (decrease) in net assets from
  contract transactions                                  (32,766)          (50,609)
                                                  --------------------------------
Total increase (decrease) in net assets                  221,756           549,178

Net assets at beginning of period                      2,607,464         2,058,286
                                                  --------------------------------
Net assets at end of period                       $    2,829,220   $     2,607,464
                                                  ================================

                                                         DREYFUS VARIABLE
                                                         INVESTMENT FUND
                                                  -------------------------------
                                                    DISCIPLINED STOCK SUBACCOUNT
                                                  -------------------------------
                                                       YEAR ENDED DECEMBER 31
                                                       2004            2003
                                                  -------------------------------
Increase (decrease) in net assets from
  operations:
  Net investment income (loss)                    $       (1,906)  $      (13,293)
  Net realized gain (loss) on investments               (148,293)        (257,865)
  Change in unrealized appreciation/depreciation
    of investments                                       294,492          722,728
                                                  -------------------------------
Net increase (decrease) in net assets from
  operations                                             144,293          451,570

Contract transactions:
  Transfers of net premiums                               97,277          110,799
  Transfers of surrenders and death benefits            (184,442)        (106,195)
  Transfers of administrative and other charges           (6,296)          (6,854)
  Transfers between subaccounts, including
    Declared Interest Option account                    (152,957)        (301,194)
                                                  -------------------------------
Net increase (decrease) in net assets from
  contract transactions                                 (246,418)        (303,444)
                                                  -------------------------------
Total increase (decrease) in net assets                 (102,125)         148,126

Net assets at beginning of period                      2,437,435        2,289,309
                                                  -------------------------------
Net assets at end of period                       $    2,335,310   $    2,437,435
                                                  ===============================

SEE ACCOMPANYING NOTES.

                                                                  DREYFUS VARIABLE INVESTMENT FUND
                                                  -----------------------------------------------------------------
                                                     DREYFUS GROWTH & INCOME             INTERNATIONAL EQUITY
                                                           SUBACCOUNT                         SUBACCOUNT
                                                  -----------------------------------------------------------------
                                                      YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                       2004             2003             2004             2003
                                                  -----------------------------------------------------------------
Increase (decrease) in net assets from
  operations:
  Net investment income (loss)                    $       (2,453)  $       (7,620)  $       20,028   $       21,038
  Net realized gain (loss) on investments                (67,725)         (81,679)         (73,567)        (137,191)
  Change in unrealized appreciation/depreciation
    of investments                                       162,116          408,863          227,286          334,918
                                                  -----------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                              91,938          319,564          173,747          218,765

Contract transactions:
  Transfers of net premiums                               48,117          116,697           59,206           65,788
  Transfers of surrenders and death benefits            (147,690)        (103,585)         (70,914)         (48,025)
  Transfers of administrative and other charges           (3,810)          (3,992)          (2,236)          (2,183)
  Transfers between subaccounts, including
    Declared Interest Option account                     (30,824)           5,829          (72,147)         (37,124)
                                                  -----------------------------------------------------------------
Net increase (decrease) in net assets from
  contract transactions                                 (134,207)          14,949          (86,091)         (21,544)
                                                  -----------------------------------------------------------------
Total increase (decrease) in net assets                  (42,269)         334,513           87,656          197,221

Net assets at beginning of period                      1,642,950        1,308,437          774,225          577,004
                                                  -----------------------------------------------------------------
Net assets at end of period                       $    1,600,681   $    1,642,950   $      861,881   $      774,225
                                                  =================================================================

                                                         DREYFUS SOCIALLY
                                                            RESPONSIBLE
                                                         GROWTH FUND, INC.
                                                  -------------------------------
                                                    SOCIALLY RESPONSIBLE GROWTH
                                                            SUBACCOUNT
                                                  -------------------------------
                                                      YEAR ENDED DECEMBER 31
                                                       2004             2003
                                                  -------------------------------
Increase (decrease) in net assets from
  operations:
  Net investment income (loss)                    $         (824)  $         (690)
  Net realized gain (loss) on investments                  1,753           (3,029)
  Change in unrealized appreciation/depreciation
    of investments                                         1,672           14,591
                                                  -------------------------------
Net increase (decrease) in net assets from
  operations                                               2,601           10,872

Contract transactions:
  Transfers of net premiums                                2,041           33,330
  Transfers of surrenders and death benefits             (12,669)          (2,160)
  Transfers of administrative and other charges             (110)             (66)
  Transfers between subaccounts, including
    Declared Interest Option account                       4,677            3,777
                                                  -------------------------------
Net increase (decrease) in net assets from
  contract transactions                                   (6,061)          34,881
                                                  -------------------------------
Total increase (decrease) in net assets                   (3,460)          45,753

Net assets at beginning of period                         67,893           22,140
                                                  -------------------------------
Net assets at end of period                       $       64,433   $       67,893
                                                  ===============================

                                                            EQUITRUST
                                                        VARIABLE INSURANCE
                                                           SERIES FUND
                                                  -------------------------------
                                                       BLUE CHIP SUBACCOUNT
                                                  -------------------------------
                                                      YEAR ENDED DECEMBER 31
                                                       2004             2003
                                                  -------------------------------
Increase (decrease) in net assets from
  operations:
  Net investment income (loss)                    $        2,538   $        8,486
  Net realized gain (loss) on investments                (54,745)        (311,859)
  Change in unrealized appreciation/depreciation
    of investments                                       190,038          859,879
                                                  -------------------------------
Net increase (decrease) in net assets from
  operations                                             137,831          556,506

Contract transactions:
  Transfers of net premiums                              166,809          214,527
  Transfers of surrenders and death benefits            (196,935)        (114,880)
  Transfers of administrative and other charges           (7,990)          (8,552)
  Transfers between subaccounts, including
    Declared Interest Option account                     (15,228)        (367,433)
                                                  -------------------------------
Net increase (decrease) in net assets from
  contract transactions                                  (53,344)        (276,338)
                                                  -------------------------------
Total increase (decrease) in net assets                   84,487          280,168

Net assets at beginning of period                      3,000,721        2,720,553
                                                  -------------------------------
Net assets at end of period                       $    3,085,208   $    3,000,721
                                                  ===============================

SEE ACCOMPANYING NOTES.

                                                              EQUITRUST VARIABLE INSURANCE SERIES FUND
                                                  -----------------------------------------------------------------
                                                    HIGH GRADE BOND SUBACCOUNT            MANAGED SUBACCOUNT
                                                  -----------------------------------------------------------------
                                                      YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                       2004             2003             2004             2003
                                                  -----------------------------------------------------------------
Increase (decrease) in net assets from
  operations:
  Net investment income (loss)                    $       57,498   $       59,290   $        1,380   $        3,045
  Net realized gain (loss) on investments                 16,784           40,970            9,558            1,040
  Change in unrealized appreciation/depreciation
    of investments                                       (18,872)         (25,996)          65,871          111,259
                                                  -----------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                              55,410           74,264           76,809          115,344

Contract transactions:
  Transfers of net premiums                              168,618          226,684          243,494          183,894
  Transfers of surrenders and death benefits            (173,246)        (115,972)         (25,896)         (13,599)
  Transfers of administrative and other charges           (3,574)          (3,794)            (958)            (742)
  Transfers between subaccounts, including
    Declared Interest Option account                      72,835          (68,219)         113,112          139,757
                                                  -----------------------------------------------------------------
Net increase (decrease) in net assets from
  contract transactions                                   64,633           38,699          329,752          309,310
                                                  -----------------------------------------------------------------
Total increase (decrease) in net assets                  120,043          112,963          406,561          424,654

Net assets at beginning of period                      1,908,863        1,795,900          805,529          380,875
                                                  -----------------------------------------------------------------
Net assets at end of period                       $    2,028,906   $    1,908,863   $    1,212,090   $      805,529
                                                  =================================================================

                                                  EQUITRUST VARIABLE INSURANCE SERIES FUND
                                                  ----------------------------------------
                                                          MONEY MARKET SUBACCOUNT
                                                  ----------------------------------------
                                                           YEAR ENDED DECEMBER 31
                                                       2004                     2003
                                                  ----------------------------------------
Increase (decrease) in net assets from
  operations:
  Net investment income (loss)                    $       (2,305)          $        (4,993)
  Net realized gain (loss) on investments                      -                         -
  Change in unrealized appreciation/depreciation
    of investments                                             -                         -
                                                  ----------------------------------------
Net increase (decrease) in net assets from
  operations                                              (2,305)                   (4,993)

Contract transactions:
  Transfers of net premiums                              685,629                 2,347,868
  Transfers of surrenders and death benefits             (65,559)                  (47,991)
  Transfers of administrative and other charges             (512)                     (884)
  Transfers between subaccounts, including
    Declared Interest Option account                    (862,421)               (2,444,438)
                                                  ----------------------------------------
Net increase (decrease) in net assets from
  contract transactions                                 (242,863)                 (145,445)
                                                  ----------------------------------------
Total increase (decrease) in net assets                 (245,168)                 (150,438)

Net assets at beginning of period                        494,275                   644,713
                                                  ----------------------------------------
Net assets at end of period                       $      249,107           $       494,275
                                                  ========================================

                                                             EQUITRUST
                                                        VARIABLE INSURANCE
                                                            SERIES FUND
                                                  -------------------------------
                                                    STRATEGIC YIELD SUBACCOUNT
                                                  -------------------------------
                                                      YEAR ENDED DECEMBER 31
                                                       2004             2003
                                                  -------------------------------
Increase (decrease) in net assets from
  operations:
  Net investment income (loss)                    $       53,753   $       54,000
  Net realized gain (loss) on investments                    244           (1,369)
  Change in unrealized appreciation/depreciation
    of investments                                        28,836           43,003
                                                  -------------------------------
Net increase (decrease) in net assets from
  operations                                              82,833           95,634

Contract transactions:
  Transfers of net premiums                              134,115          132,685
  Transfers of surrenders and death benefits             (62,103)         (62,559)
  Transfers of administrative and other charges           (1,850)          (1,843)
  Transfers between subaccounts, including
    Declared Interest Option account                      66,482           13,471
                                                  -------------------------------
Net increase (decrease) in net assets from
  contract transactions                                  136,644           81,754
                                                  -------------------------------
Total increase (decrease) in net assets                  219,477          177,388

Net assets at beginning of period                      1,032,234          854,846
                                                  -------------------------------
Net assets at end of period                       $    1,251,711   $    1,032,234
                                                  ===============================

SEE ACCOMPANYING NOTES.

                                                            EQUITRUST
                                                        VARIABLE INSURANCE
                                                           SERIES FUND
                                                  -------------------------------
                                                      VALUE GROWTH SUBACCOUNT
                                                  -------------------------------
                                                      YEAR ENDED DECEMBER 31
                                                       2004             2003
                                                  -------------------------------
Increase (decrease) in net assets from
  operations:
  Net investment income (loss)                    $       (3,811)  $          (77)
  Net realized gain (loss) on investments                 28,746           10,408
  Change in unrealized appreciation/depreciation
    of investments                                        75,515          205,783
                                                  -------------------------------
Net increase (decrease) in net assets from
  operations                                             100,450          216,114

Contract transactions:
  Transfers of net premiums                               61,028           89,607
  Transfers of surrenders and death benefits             (59,167)         (42,041)
  Transfers of administrative and other charges           (2,218)          (2,214)
  Transfers between subaccounts, including
    Declared Interest Option account                      16,484            2,181
                                                  -------------------------------
Net increase (decrease) in net assets from
  contract transactions                                   16,127           47,533
                                                  -------------------------------
Total increase (decrease) in net assets                  116,577          263,647

Net assets at beginning of period                        987,336          723,689
                                                  -------------------------------
Net assets at end of period                       $    1,103,913   $      987,336
                                                  ===============================

                                                                          FIDELITY VARIABLE
                                                                      INSURANCE PRODUCTS FUNDS
                                                  -----------------------------------------------------------------
                                                       CONTRAFUND SUBACCOUNT               GROWTH SUBACCOUNT
                                                  -----------------------------------------------------------------
                                                      YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                       2004             2003             2004             2003
                                                  -----------------------------------------------------------------
Increase (decrease) in net assets from
  operations:
  Net investment income (loss)                    $      (10,547)  $       (4,889)  $       (4,997)  $       (3,451)
  Net realized gain (loss) on investments                  9,984            5,189           (1,146)         (13,910)
  Change in unrealized appreciation/depreciation
    of investments                                       131,861          119,703           16,375          103,391
                                                  -----------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                             131,298          120,003           10,232           86,030

Contract transactions:
  Transfers of net premiums                              157,117          130,631           60,242           52,605
  Transfers of surrenders and death benefits             (37,299)         (15,535)         (20,252)          (8,383)
  Transfers of administrative and other charges             (914)            (510)            (533)            (353)
  Transfers between subaccounts, including
    Declared Interest Option account                     249,244          259,683           48,934           51,462
                                                  -----------------------------------------------------------------
Net increase (decrease) in net assets from
  contract transactions                                  368,148          374,269           88,391           95,331
                                                  -----------------------------------------------------------------
Total increase (decrease) in net assets                  499,446          494,272           98,623          181,361

Net assets at beginning of period                        683,635          189,363          384,381          203,020
                                                  -----------------------------------------------------------------
Net assets at end of period                       $    1,183,081   $      683,635   $      483,004   $      384,381
                                                  =================================================================

                                                                     FIDELITY
                                                                VARIABLE INSURANCE
                                                                  PRODUCTS FUNDS
                                                         ---------------------------------
                                                              FIDELITY GROWTH & INCOME
                                                                    SUBACCOUNT
                                                         ---------------------------------
                                                               YEAR ENDED DECEMBER 31
                                                               2004              2003
                                                         ---------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $        (2,213)  $          (909)
  Net realized gain (loss) on investments                          4,227            (2,079)
  Change in unrealized appreciation/depreciation of
    investments                                                   13,065            37,367
                                                         ---------------------------------
Net increase (decrease) in net assets from operations             15,079            34,379

Contract transactions:
  Transfers of net premiums                                       68,013            88,061
  Transfers of surrenders and death benefits                     (12,488)          (10,038)
  Transfers of administrative and other charges                     (652)             (447)
  Transfers between subaccounts, including
    Declared Interest Option account                               9,437            91,255
                                                         ---------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                    64,310           168,831
                                                         ---------------------------------
Total increase (decrease) in net assets                           79,389           203,210

Net assets at beginning of period                                299,448            96,238
                                                         ---------------------------------
Net assets at end of period                              $       378,837   $       299,448
                                                         =================================

SEE ACCOMPANYING NOTES.

                                                           FIDELITY VARIABLE INSURANCE
                                                                  PRODUCTS FUNDS
                                                         ---------------------------------
                                                               HIGH INCOME SUBACCOUNT
                                                         ---------------------------------
                                                               YEAR ENDED DECEMBER 31
                                                              2004                2003
                                                         ---------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $         3,416   $           857
  Net realized gain (loss) on investments                            986               129
  Change in unrealized appreciation/depreciation of
    investments                                                    3,387             4,178
                                                         ---------------------------------
Net increase (decrease) in net assets from operations              7,789             5,164

Contract transactions:
  Transfers of net premiums                                       48,261            27,997
  Transfers of surrenders and death benefits                      (5,177)           (2,357)
  Transfers of administrative and other charges                      (57)              (38)
  Transfers between subaccounts, including
    Declared Interest Option account                               8,733             6,491
                                                         ---------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                    51,760            32,093
                                                         ---------------------------------
Total increase (decrease) in net assets                           59,549            37,257

Net assets at beginning of period                                 52,284            15,027
                                                         ---------------------------------
Net assets at end of period                              $       111,833   $        52,284
                                                         =================================

                                                                     FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                         ---------------------------------------------------------------------
                                                                INDEX 500 SUBACCOUNT                 MID-CAP SUBACCOUNT
                                                         ---------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                               2004              2003              2004              2003
                                                         ---------------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $        (1,887)  $        (2,488)  $        (6,141)  $        (2,697)
  Net realized gain (loss) on investments                          1,609            (9,501)            6,441            (2,843)
  Change in unrealized appreciation/depreciation of
    investments                                                  103,339           189,110            99,817            86,627
                                                         ---------------------------------------------------------------------
Net increase (decrease) in net assets from operations            103,061           177,121           100,117            81,087

Contract transactions:
  Transfers of net premiums                                       96,107           239,351            54,952            51,854
  Transfers of surrenders and death benefits                     (49,599)          (22,268)          (11,163)           (6,117)
  Transfers of administrative and other charges                   (1,390)             (902)             (792)             (550)
  Transfers between subaccounts, including
    Declared Interest Option account                              38,458           286,523            77,674            70,189
                                                         ---------------------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                    83,576           502,704           120,671           115,376
                                                         ---------------------------------------------------------------------
Total increase (decrease) in net assets                          186,637           679,825           220,788           196,463

Net assets at beginning of period                              1,059,492           379,667           350,711           154,248
                                                         ---------------------------------------------------------------------
Net assets at end of period                              $     1,246,129   $     1,059,492   $       571,499   $       350,711
                                                         =====================================================================

                                                                     FIDELITY
                                                                VARIABLE INSURANCE
                                                                  PRODUCTS FUNDS
                                                         ---------------------------------
                                                                OVERSEAS SUBACCOUNT
                                                         ---------------------------------
                                                               YEAR ENDED DECEMBER 31
                                                               2004              2003
                                                         ---------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $          (436)  $        (1,220)
  Net realized gain (loss) on investments                          4,378            (1,096)
  Change in unrealized appreciation/depreciation of
    investments                                                   17,637            59,232
                                                         ---------------------------------
Net increase (decrease) in net assets from operations             21,579            56,916

Contract transactions:
  Transfers of net premiums                                        9,830             8,154
  Transfers of surrenders and death benefits                      (7,463)           (3,532)
  Transfers of administrative and other charges                     (158)              (95)
  Transfers between subaccounts, including
    Declared Interest Option account                               5,751            60,506
                                                         ---------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                     7,960            65,033
                                                         ---------------------------------
Total increase (decrease) in net assets                           29,539           121,949

Net assets at beginning of period                                176,630            54,681
                                                         ---------------------------------
Net assets at end of period                              $       206,169   $       176,630
                                                         =================================

SEE ACCOMPANYING NOTES.

                                                            FRANKLIN TEMPLETON VARIABLE
                                                              INSURANCE PRODUCTS TRUST
                                                         ---------------------------------
                                                                FRANKLIN REAL ESTATE
                                                                    SUBACCOUNT
                                                         ---------------------------------
                                                                             PERIOD FROM
                                                                             MAY 1, 2003
                                                                               (DATE
                                                                             OPERATIONS
                                                                              COMMENCED)
                                                            YEAR ENDED         THROUGH
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2004              2003
                                                         ---------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $           239   $           (22)
  Net realized gain (loss) on investments                            415                 2
  Change in unrealized appreciation/depreciation of
    investments                                                   19,696               538
                                                         ---------------------------------
Net increase (decrease) in net assets from operations             20,350               518

Contract transactions:
  Transfers of net premiums                                       18,318                 -
  Transfers of surrenders and death benefits                        (611)                -
  Transfers of administrative and other charges                      (26)                -
  Transfers between subaccounts, including
    Declared Interest Option account                              67,955             9,155
                                                         ---------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                    85,636             9,155
                                                         ---------------------------------
Total increase (decrease) in net assets                          105,986             9,673

Net assets at beginning of period                                  9,673                 -
                                                         ---------------------------------
Net assets at end of period                              $       115,659   $         9,673
                                                         =================================

                                                                              FRANKLIN TEMPLETON VARIABLE
                                                                               INSURANCE PRODUCTS TRUST
                                                         ---------------------------------------------------------------------
                                                                FRANKLIN SMALL CAP                 FRANKLIN SMALL CAP VALUE
                                                                    SUBACCOUNT                      SECURITIES SUBACCOUNT
                                                         ---------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                               2004              2003              2004              2003
                                                         ---------------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $        (3,833)  $        (1,829)  $        (3,642)  $        (2,037)
  Net realized gain (loss) on investments                          2,367              (832)           23,183            (1,434)
  Change in unrealized appreciation/depreciation of
    investments                                                   30,023            46,880            42,397            62,889
                                                         ---------------------------------------------------------------------
Net increase (decrease) in net assets from operations             28,557            44,219            61,938            59,418

Contract transactions:
  Transfers of net premiums                                       51,302            41,574            16,436            60,616
  Transfers of surrenders and death benefits                     (16,424)           (2,144)          (56,163)           (3,402)
  Transfers of administrative and other charges                     (431)             (246)             (305)             (150)
  Transfers between subaccounts, including
    Declared Interest Option account                              51,814            45,173            22,277            97,501
                                                         ---------------------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                    86,261            84,357           (17,755)          154,565
                                                         ---------------------------------------------------------------------
Total increase (decrease) in net assets                          114,818           128,576            44,183           213,983

Net assets at beginning of period                                211,281            82,705           299,311            85,328
                                                         ---------------------------------------------------------------------
Net assets at end of period                              $       326,099   $       211,281   $       343,494   $       299,311
                                                         =====================================================================

                                                                FRANKLIN TEMPLETON
                                                                VARIABLE INSURANCE
                                                                  PRODUCTS TRUST
                                                         ---------------------------------
                                                              FRANKLIN U.S. GOVERNMENT
                                                                    SUBACCOUNT
                                                         ---------------------------------
                                                               YEAR ENDED DECEMBER 31
                                                               2004              2003
                                                         ---------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $        18,958   $        14,156
  Net realized gain (loss) on investments                           (246)           (1,017)
  Change in unrealized appreciation/depreciation of
    investments                                                   (7,803)          (10,571)
                                                         ---------------------------------
Net increase (decrease) in net assets from operations             10,909             2,568

Contract transactions:
  Transfers of net premiums                                       68,853           128,783
  Transfers of surrenders and death benefits                     (23,196)           (6,086)
  Transfers of administrative and other charges                     (818)             (525)
  Transfers between subaccounts, including
    Declared Interest Option account                              69,210           114,434
                                                         ---------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                   114,049           236,606
                                                         ---------------------------------
Total increase (decrease) in net assets                          124,958           239,174

Net assets at beginning of period                                449,526           210,352
                                                         ---------------------------------
Net assets at end of period                              $       574,484   $       449,526
                                                         =================================

SEE ACCOMPANYING NOTES.

                                                                              FRANKLIN TEMPLETON VARIABLE
                                                                                INSURANCE PRODUCTS TRUST
                                                         ---------------------------------------------------------------------
                                                                MUTUAL SHARES SECURITIES      TEMPLETON GROWTH SECURITIES
                                                                        SUBACCOUNT                      SUBACCOUNT
                                                         ---------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                               2004              2003              2004              2003
                                                         ---------------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $          (996)  $          (358)  $          (713)  $           113
  Net realized gain (loss) on investments                          1,463              (257)            6,811            (5,246)
  Change in unrealized appreciation/depreciation of
    investments                                                   17,332            25,216            41,337            63,082
                                                         ---------------------------------------------------------------------
Net increase (decrease) in net assets from operations             17,799            24,601            47,435            57,949

Contract transactions:
  Transfers of net premiums                                        9,691            17,020            78,412            64,582
  Transfers of surrenders and death benefits                      (6,706)           (1,161)          (46,721)           (5,938)
  Transfers of administrative and other charges                     (206)             (134)             (408)             (233)
  Transfers between subaccounts, including
    Declared Interest Option account                              15,325            37,623            28,152            54,758
                                                         ---------------------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                    18,104            53,348            59,435           113,169
                                                         ---------------------------------------------------------------------
Total increase (decrease) in net assets                           35,903            77,949           106,870           171,118

Net assets at beginning of period                                147,191            69,242           295,289           124,171
                                                         ---------------------------------------------------------------------
Net assets at end of period                              $       183,094   $       147,191   $       402,159   $       295,289
                                                         =====================================================================

                                                                  J. P. MORGAN
                                                                 SERIES TRUST II
                                                         ---------------------------------
                                                             MID-CAP VALUE SUBACCOUNT
                                                         ---------------------------------
                                                               YEAR ENDED DECEMBER 31
                                                               2004              2003
                                                         ---------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $        (4,497)  $        (2,522)
  Net realized gain (loss) on investments                         11,521             2,090
  Change in unrealized appreciation/depreciation of
    investments                                                   68,921            62,775
                                                         ---------------------------------
Net increase (decrease) in net assets from operations             75,945            62,343

Contract transactions:
  Transfers of net premiums                                       36,834            94,497
  Transfers of surrenders and death benefits                     (14,504)          (10,376)
  Transfers of administrative and other charges                     (619)             (376)
  Transfers between subaccounts, including
    Declared Interest Option account                             108,087            28,147
                                                         ---------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                   129,798           111,892
                                                         ---------------------------------
Total increase (decrease) in net assets                          205,743           174,235

Net assets at beginning of period                                318,458           144,223
                                                         ---------------------------------
Net assets at end of period                              $       524,201   $       318,458
                                                         =================================

                                                                   J. P. MORGAN
                                                                  SERIES TRUST II
                                                         ---------------------------------
                                                              SMALL COMPANY SUBACCOUNT
                                                         ---------------------------------
                                                               YEAR ENDED DECEMBER 31
                                                               2004              2003
                                                         ---------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $        (2,911)  $        (1,756)
  Net realized gain (loss) on investments                          3,970              (304)
  Change in unrealized appreciation/depreciation of
    investments                                                   52,569            49,172
                                                         ---------------------------------
Net increase (decrease) in net assets from operations             53,628            47,112

Contract transactions:
  Transfers of net premiums                                        4,062            10,514
  Transfers of surrenders and death benefits                      (8,463)           (3,414)
  Transfers of administrative and other charges                     (166)              (92)
  Transfers between subaccounts, including
    Declared Interest Option account                             117,067            85,057
                                                         ---------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                   112,500            92,065
                                                         ---------------------------------
Total increase (decrease) in net assets                          166,128           139,177

Net assets at beginning of period                                188,182            49,005
                                                         ---------------------------------
Net assets at end of period                              $       354,310   $       188,182
                                                         =================================

SEE ACCOMPANYING NOTES.

                                                              SUMMIT MUTUAL FUNDS, INC.
                                                                 PINNACLE SERIES
                                                         ---------------------------------
                                                                  NASDAQ 100 INDEX
                                                                     SUBACCOUNT
                                                         ---------------------------------
                                                               YEAR ENDED DECEMBER 31
                                                               2004              2003
                                                         ---------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $        (1,569)  $          (622)
  Net realized gain (loss) on investments                          2,542              (994)
  Change in unrealized appreciation/depreciation of
   investments                                                     8,816            18,134
                                                         ---------------------------------
Net increase (decrease) in net assets from operations              9,789            16,518

Contract transactions:
  Transfers of net premiums                                       14,893            21,466
  Transfers of surrenders and death benefits                      (8,391)           (1,416)
  Transfers of administrative and other charges                     (153)             (109)
  Transfers between subaccounts, including
    Declared Interest Option account                               7,919            39,840
                                                         ---------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                    14,268            59,781
                                                         ---------------------------------
Total increase (decrease) in net assets                           24,057            76,299

Net assets at beginning of period                                100,824            24,525
                                                         ---------------------------------
Net assets at end of period                              $       124,881   $       100,824
                                                         =================================

                                                                     SUMMIT MUTUAL FUNDS, INC. PINNACLE SERIES
                                                         ---------------------------------------------------------------------
                                                           RUSSELL 2000 SMALL CAP INDEX           S&P MIDCAP 400 INDEX
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                         ---------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                               2004              2003              2004              2003
                                                         ---------------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $        (7,331)  $        (2,621)  $        (6,956)  $        (2,900)
  Net realized gain (loss) on investments                          4,574           (12,815)            4,749             2,558
  Change in unrealized appreciation/depreciation of
   investments                                                   102,142           134,932            88,542            99,731
                                                         ---------------------------------------------------------------------
Net increase (decrease) in net assets from operations             99,385           119,496            86,335            99,389

Contract transactions:
  Transfers of net premiums                                       51,939            89,903            88,641            72,618
  Transfers of surrenders and death benefits                     (10,669)           (9,412)          (15,344)          (12,976)
  Transfers of administrative and other charges                     (491)             (288)             (473)             (301)
  Transfers between subaccounts, including
    Declared Interest Option account                              79,049            82,488            72,825           129,294
                                                         ---------------------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                   119,828           162,691           145,649           188,635
                                                         ---------------------------------------------------------------------
Total increase (decrease) in net assets                          219,213           282,187           231,984           288,024

Net assets at beginning of period                                525,315           243,128           504,911           216,887
                                                         ---------------------------------------------------------------------
Net assets at end of period                              $       744,528   $       525,315   $       736,895   $       504,911
                                                         =====================================================================

                                                                   T. ROWE PRICE
                                                                EQUITY SERIES, INC.
                                                         ---------------------------------
                                                              EQUITY INCOME SUBACCOUNT
                                                         ---------------------------------
                                                               YEAR ENDED DECEMBER 31
                                                               2004              2003
                                                         ---------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $         3,986   $         4,243
  Net realized gain (loss) on investments                         61,341           (12,547)
  Change in unrealized appreciation/depreciation of
    investments                                                  169,854           293,625
                                                         ---------------------------------
Net increase (decrease) in net assets from operations            235,181           285,321

Contract transactions:
  Transfers of net premiums                                      208,472           208,059
  Transfers of surrenders and death benefits                    (116,152)         (100,426)
  Transfers of administrative and other charges                   (3,200)           (3,062)
  Transfers between subaccounts, including
    Declared Interest Option account                             124,549            (5,472)
                                                         ---------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                   213,669            99,099
                                                         ---------------------------------
Total increase (decrease) in net assets                          448,850           384,420

Net assets at beginning of period                              1,582,919         1,198,499
                                                         ---------------------------------
Net assets at end of period                              $     2,031,769   $     1,582,919
                                                         =================================

SEE ACCOMPANYING NOTES.

                                                         T. ROWE PRICE EQUITY SERIES, INC.
                                                         ---------------------------------
                                                             MID-CAP GROWTH SUBACCOUNT
                                                         ---------------------------------
                                                               YEAR ENDED DECEMBER 31
                                                               2004              2003
                                                         ---------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $       (40,637)  $       (31,954)
  Net realized gain (loss) on investments                         53,373           (30,540)
  Change in unrealized appreciation/depreciation of
    investments                                                  448,558           777,503
                                                         ---------------------------------
Net increase (decrease) in net assets from operations            461,294           715,009

Contract transactions:
  Transfers of net premiums                                      143,843           171,268
  Transfers of surrenders and death benefits                    (242,437)         (101,464)
  Transfers of administrative and other charges                   (6,662)           (6,459)
  Transfers between subaccounts, including
    Declared Interest Option account                              16,119          (136,159)
                                                         ---------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                   (89,137)          (72,814)
                                                         ---------------------------------
Total increase (decrease) in net assets                          372,157           642,195

Net assets at beginning of period                              2,773,578         2,131,383
                                                         ---------------------------------
Net assets at end of period                              $     3,145,735   $     2,773,578
                                                         =================================

                                                                         T. ROWE PRICE EQUITY SERIES, INC.
                                                         ---------------------------------------------------------------------
                                                                 NEW AMERICA GROWTH              PERSONAL STRATEGY BALANCED
                                                                     SUBACCOUNT                         SUBACCOUNT
                                                         ---------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                               2004              2003              2004              2003
                                                         ---------------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $       (17,004)  $       (15,240)  $        18,261   $        17,535
  Net realized gain (loss) on investments                        (66,835)         (144,337)           17,106           (62,534)
  Change in unrealized appreciation/depreciation of
    investments                                                  200,669           478,441           258,652           481,685
                                                         ---------------------------------------------------------------------
Net increase (decrease) in net assets from operations            116,830           318,864           294,019           436,686

Contract transactions:
  Transfers of net premiums                                       76,394            83,515           203,199           232,588
  Transfers of surrenders and death benefits                     (54,143)          (52,185)         (182,634)         (151,112)
  Transfers of administrative and other charges                   (3,106)           (3,210)           (4,801)           (4,676)
  Transfers between subaccounts, including
    Declared Interest Option account                             (20,137)         (110,899)          220,385            38,074
                                                         ---------------------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                      (992)          (82,779)          236,149           114,874
                                                         ---------------------------------------------------------------------
Total increase (decrease) in net assets                          115,838           236,085           530,168           551,560

Net assets at beginning of period                              1,233,529           997,444         2,464,679         1,913,119
                                                         ---------------------------------------------------------------------
Net assets at end of period                              $     1,349,367   $     1,233,529   $     2,994,847   $     2,464,679
                                                         =====================================================================

                                                                  T. ROWE PRICE
                                                                  INTERNATIONAL
                                                                   SERIES, INC.
                                                         ---------------------------------
                                                          INTERNATIONAL STOCK SUBACCOUNT
                                                         ---------------------------------
                                                              YEAR ENDED DECEMBER 31
                                                              2004              2003
                                                         ---------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $        (1,375)  $          (158)
  Net realized gain (loss) on investments                        (43,950)          (28,407)
  Change in unrealized appreciation/depreciation of
    investments                                                   91,090           111,889
                                                         ---------------------------------
Net increase (decrease) in net assets from operations             45,765            83,324

Contract transactions:
  Transfers of net premiums                                       28,950            20,576
  Transfers of surrenders and death benefits                     (52,724)          (21,396)
  Transfers of administrative and other charges                   (1,064)           (1,057)
  Transfers between subaccounts, including
    Declared Interest Option account                              (5,705)           12,755
                                                         ---------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                   (30,543)           10,878
                                                         ---------------------------------
Total increase (decrease) in net assets                           15,222            94,202

Net assets at beginning of period                                386,271           292,069
                                                         ---------------------------------
Net assets at end of period                              $       401,493   $       386,271
                                                         =================================

SEE ACCOMPANYING NOTES.

                        EQUITRUST LIFE ANNUITY ACCOUNT II

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2004

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

EquiTrust Life Annuity Account II (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by EquiTrust Life Insurance Company (the Company) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Iowa. The Account is a funding vehicle for individual variable annuity contracts issued by the Company.

At the direction of eligible contract owners, the Account invests in thirty-seven investment subaccounts which, in turn, own shares of the following open-end registered investment companies (the Funds):

   SUBACCOUNT                                  INVESTS EXCLUSIVELY IN SHARES OF
   --------------------------------------------------------------------------------------------------------
                                               American Century Variable Portfolios, Inc.:
   Ultra                                          VP Ultra(R) Fund
   Vista                                          VP Vista(SM) Fund

                                               Dreyfus Variable Investment Fund:
   Appreciation                                   VIF Appreciation Portfolio
   Developing Leaders                             VIF Developing Leaders Portfolio
   Disciplined Stock                              VIF Disciplined Stock Portfolio
   Dreyfus Growth & Income                        VIF Growth and Income Portfolio
   International Equity                           VIF International Equity Portfolio

   Socially Responsible Growth                 Dreyfus Socially Responsible Growth Fund, Inc.

                                               EquiTrust Variable Insurance Series Fund:
   Blue Chip                                      Blue Chip Portfolio
   High Grade Bond                                High Grade Bond Portfolio
   Managed                                        Managed Portfolio
   Money Market                                   Money Market Portfolio
   Strategic Yield                                Strategic Yield Portfolio
   Value Growth                                   Value Growth Portfolio

                                               Fidelity Variable Insurance Products Funds:
   Contrafund                                     VIP Contrafund(R) Portfolio--Initial Class
   Growth                                         VIP Growth Portfolio--Initial Class
   Fidelity Growth & Income                       VIP Growth & Income Portfolio--Initial Class
   High Income                                    VIP High Income Portfolio--Service Class 2
   Index 500                                      VIP Index 500 Portfolio--Initial Class
   Mid-Cap                                        VIP Mid Cap Portfolio--Service Class 2
   Overseas                                       VIP Overseas Portfolio--Initial Class

   SUBACCOUNT                                      INVESTS EXCLUSIVELY IN SHARES OF
   --------------------------------------------------------------------------------------------------------
                                               Franklin Templeton Variable Insurance Products Trust:
   Franklin Real Estate (1)                       Franklin Real Estate Fund--Class 2
   Franklin Small Cap                             Franklin Small Cap Fund--Class 2
   Franklin Small Cap Value Securities            Franklin Small Cap Value Securities Fund--Class 2
   Franklin U.S. Government                       Franklin U.S. Government Fund--Class 2
   Mutual Shares Securities                       Mutual Shares Securities Fund--Class 2
   Templeton Growth Securities                    Templeton Growth Securities Fund--Class 2

                                               J.P. Morgan Series Trust II:
   Mid-Cap Value                                  JPMorgan Mid Cap Value Portfolio
   Small Company                                  JPMorgan Small Company Portfolio

                                               Summit Mutual Funds, Inc. - Pinnacle Series:
   NASDAQ 100 Index                               NASDAQ - 100 Index Portfolio
   Russell 2000 Small Cap Index                   Russell 2000 Small Cap Index Portfolio
   S&P MidCap 400 Index                           S&P MidCap 400 Index Portfolio

                                               T. Rowe Price Equity Series, Inc.:
   Equity Income                                  Equity Income Portfolio
   Mid-Cap Growth                                 Mid-Cap Growth Portfolio
   New America Growth                             New America Growth Portfolio
   Personal Strategy Balanced                     Personal Strategy Balanced Portfolio

                                               T. Rowe Price International Series, Inc.:
   International Stock                            International Stock Portfolio

   (1) Commenced operations on May 1, 2003.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Eligible contract owners may also allocate funds to the Declared Interest Option
(DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates guaranteed for each contract year.

INVESTMENTS

Investments in shares of the Funds are stated at market value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

CONTRACTS IN ANNUITIZATION PERIOD

As of December 31, 2004, there are no net assets allocated to contracts in the annuitization period as there are no contracts that have matured and are in the payout stage. Net assets allocated to contracts in the annuitization period will be computed according to the Annuity 2000 Mortality Table, with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

The preparation of the Account's financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. EXPENSE CHARGES AND RELATED PARTY TRANSACTIONS

PAID TO THE COMPANY

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

MORTALITY AND EXPENSE RISK CHARGES: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.40% of the average daily net asset value of the Account. These charges are assessed in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

ADMINISTRATIVE CHARGE: Prior to the annuity payment period, the Company will deduct an annual administrative charge of $30 to reimburse it for administrative expenses related to the contract. A portion of this charge may be deducted from funds held in the fixed interest subaccount.

SURRENDER CHARGE: A surrender charge is imposed in the event of a full or partial surrender during the first six contract years. The amount charged is 6% of the amount surrendered during the first contract year and declines by 1% in each of the next five contract years. No surrender charge is deducted if the partial surrender or surrender occurs after six full contract years. No surrender charge is deducted on annual withdrawals up to 10% of the initial premium, if withdrawn in the first contract year, or of the accumulated value as of the most recent prior contract anniversary in subsequent years. After six full contract years, no surrender charge is deducted.

TRANSFER CHARGE: A transfer charge of $25 may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

PAID TO AFFILIATES

Management fees are paid indirectly to EquiTrust Investment Management Services, Inc., an affiliate of the Company, in its capacity as manager of the EquiTrust Variable Insurance Series Fund. The management agreement provides for an annual fee based on the portfolio's average daily net assets as follows: Blue Chip Portfolio - 0.20%; High Grade Bond Portfolio - 0.30%; Managed Portfolio - 0.45%; Money Market Portfolio - 0.25%; Strategic Yield Portfolio - 0.45%; and Value Growth Portfolio - 0.45%.

3. FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the period ended December 31, 2004:

                                                                                  COST OF        PROCEEDS FROM
SUBACCOUNT                                                                       PURCHASES           SALES
--------------------------------------------------------------------------------------------------------------
American Century Variable Portfolio, Inc.
  Ultra                                                                          $  48,812       $       6,391
  Vista                                                                            107,546              38,315

Dreyfus Variable Investment Fund
  Appreciation                                                                     313,251             401,472
  Developing Leaders                                                               255,119             320,385
  Disciplined Stock                                                                201,983             450,307
  Dreyfus Growth & Income                                                          113,922             250,582
  International Equity                                                             109,380             175,443

Dreyfus Socially Responsible Growth Fund, Inc.
  Socially Responsible Growth                                                        7,546              14,431

EquiTrust Variable Insurance Series Fund
  Blue Chip                                                                        261,323             312,129
  High Grade Bond                                                                  424,462             297,292
  Managed                                                                          420,357              89,225
  Money Market                                                                     695,037             940,205
  Strategic Yield                                                                  289,810              99,413
  Value Growth                                                                     154,401             142,085

                                                                                  COST OF        PROCEEDS FROM
SUBACCOUNT                                                                       PURCHASES           SALES
--------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds
  Contrafund                                                                     $ 428,055       $      70,454
  Growth                                                                           108,267              24,873
  Fidelity Growth & Income                                                         115,306              53,209
  High Income                                                                       63,130               7,954
  Index 500                                                                        220,007             138,318
  Mid-Cap                                                                          144,927              30,397
  Overseas                                                                          44,488              36,964

Franklin Templeton Variable Insurance Products Trust
  Franklin Real Estate                                                              87,984               2,027
  Franklin Small Cap                                                               117,380              34,952
  Franklin Small Cap Value Securities                                               73,965              95,362
  Franklin U.S. Government                                                         218,333              85,326
  Mutual Shares Securities                                                          35,616              18,508
  Templeton Growth Securities                                                      144,348              85,626

J.P. Morgan Series Trust II
  Mid-Cap Value                                                                    171,972              44,652
  Small Company                                                                    149,994              40,405

Summit Mutual Funds, Inc.-Pinnacle Series
  NASDAQ 100 Index                                                                  25,473              12,774
  Russell 2000 Small Cap Index                                                     150,440              37,943
  S&P MidCap 400 Index                                                             179,140              40,447

T. Rowe Price Equity Series, Inc.
  Equity Income                                                                    408,281             146,976
  Mid-Cap Growth                                                                   224,005             353,779
  New America Growth                                                               165,900             183,896
  Personal Strategy Balanced                                                       457,652             191,546

T. Rowe Price International Series, Inc.
  International Stock                                                               70,988             102,906

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

Transactions in units of each subaccount were as follows for the periods ended December 31, 2004 and 2003:

                                                                       PERIOD ENDED DECEMBER 31
                                                               2004                                2003
                                                ----------------------------------   ----------------------------------
                                                                           NET                                   NET
                                                                         INCREASE                             INCREASE
SUBACCOUNT                                      PURCHASED    REDEEMED   (DECREASE)   PURCHASED    REDEEMED   (DECREASE)
----------------------------------------------------------------------------------   ----------------------------------
American Century Variable Portfolios, Inc.
  Ultra                                              4,961         235       4,726        9,317       1,153       8,164
  Vista                                              9,317       2,803       6,514       10,340         437       9,903

Dreyfus Variable Investment Fund
  Appreciation                                      26,012      36,433     (10,421)      37,941      40,810      (2,869)
  Developing Leaders                                17,610      19,897      (2,287)      18,488      23,353      (4,865)
  Disciplined Stock                                 20,600      49,922     (29,322)      23,217      65,783     (42,566)
  Dreyfus Growth & Income                            9,946      23,996     (14,050)      20,211      19,191       1,020
  International Equity                               7,067      13,990      (6,923)      11,110      14,818      (3,708)

Dreyfus Socially Responsible Growth Fund, Inc.
  Socially Responsible Growth                          850       1,567        (717)       6,308       1,646       4,662

EquiTrust Variable Insurance Series Fund
  Blue Chip                                         24,084      29,805      (5,721)      28,725      70,174     (41,449)
  High Grade Bond                                   25,761      20,808       4,953       34,129      30,899       3,230
  Managed                                           33,870       6,228      27,642       33,972       4,796      29,176
  Money Market                                      63,775      86,137     (22,362)     207,436     220,738     (13,302)
  Strategic Yield                                   17,250       6,513      10,737       18,695      11,560       7,135
  Value Growth                                      10,908       9,653       1,255       13,674       9,456       4,218

Fidelity Variable Insurance Products Funds
  Contrafund                                        35,121       4,758      30,363       44,889       6,956      37,933
  Growth                                            11,893       2,075       9,818       18,852       5,852      13,000
  Fidelity Growth & Income                          11,204       4,811       6,393       20,833       2,556      18,277
  High Income                                        4,478         503       3,975        2,843         252       2,591
  Index 500                                         20,840      12,350       8,490       66,409       7,079      59,330
  Mid-Cap                                           10,872       1,835       9,037       14,967       3,851      11,116
  Overseas                                           3,604       2,965         639       11,044       2,392       8,652

                                                                       PERIOD ENDED DECEMBER 31
                                                               2004                                 2003
                                                -----------------------------------   ----------------------------------
                                                                                                                 NET
                                                                       NET INCREASE                            INCREASE
SUBACCOUNT                                      PURCHASED   REDEEMED    (DECREASE)    PURCHASED    REDEEMED   (DECREASE)
-----------------------------------------------------------------------------------   ----------------------------------
Franklin Templeton Variable Insurance Products
  Trust
  Franklin Real Estate                               7,115        102         7,013          855           -         855
  Franklin Small Cap                                11,746      3,064         8,682       10,702         596      10,106
  Franklin Small Cap Value Securities                5,649      7,081        (1,432)      15,813         746      15,067
  Franklin U.S. Government                          17,751      7,210        10,541       27,283       5,218      22,065
  Mutual Shares Securities                           3,080      1,456         1,624        5,830         144       5,686
  Templeton Growth Securities                       12,990      7,563         5,427       15,759       2,861      12,898

J.P. Morgan Series Trust II
  Mid-Cap Value                                     11,903      2,804         9,099       15,420       5,303      10,117
  Small Company                                     11,876      3,278         8,598       11,531         364      11,167

Summit Mutual Funds, Inc.-Pinnacle Series
  NASDAQ 100 Index                                   2,949      1,316         1,633        8,107         645       7,462
  Russell 2000 Small Cap Index                      11,928      2,362         9,566       23,678       9,278      14,400
  S&P MidCap 400 Index                              14,711      2,680        12,031       22,119       3,568      18,551

T. Rowe Price Equity Series, Inc.
  Equity Income                                     26,349      9,387        16,962       28,052      20,009       8,043
  Mid-Cap Growth                                    15,398     21,002        (5,604)      25,190      34,894      (9,704)
  New America Growth                                19,291     19,245            46       16,499      27,929     (11,430)
  Personal Strategy Balanced                        31,701     12,622        19,079       45,235      36,021       9,214

T. Rowe Price International Series, Inc.
  International Stock                                7,825     11,183        (3,358)       4,788       3,572       1,216

6. UNIT VALUES

The following summarizes units outstanding, unit values, and net assets at December 31, 2004, 2003, 2002 and 2001, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

                                                                AS OF DECEMBER 31
                                                      -------------------------------------  INVESTMENT
                                                                      UNIT                     INCOME       EXPENSE       TOTAL
SUBACCOUNT                                               UNITS        VALUE      NET ASSETS   RATIO (1)    RATIO (2)    RETURN (3)
----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
  Ultra :
    2004                                                  31,858   $    10.51   $   334,723           -%        1.40%         9.14%
    2003                                                  27,132         9.63       261,175           -         1.40         23.30
    2002                                                  18,968         7.81       148,224        0.26         1.40        (23.80)
    2001 (4)                                                 673        10.25         6,902           -         1.40          2.50
  Vista:
    2004                                                  24,817        12.75       316,491           -         1.40         14.04
    2003                                                  18,303        11.18       204,700           -         1.40         40.28
    2002                                                   8,400         7.97        66,968           -         1.40        (20.85)
    2001 (4)                                                 620        10.07         6,247           -         1.40          0.70

Dreyfus Variable Investment Fund
  Appreciation:
    2004                                                 393,749         9.83     3,871,745        1.67         1.40          3.58
    2003                                                 404,170         9.49     3,836,384        1.43         1.40         19.52
    2002                                                 407,039         7.94     3,233,169        1.10         1.40        (17.89)
    2001                                                 410,948         9.67     3,974,597        0.92         1.40        (10.55)
Developing Leaders:
    2004                                                 189,832        14.90     2,829,220        0.20         1.40          9.80
    2003                                                 192,119        13.57     2,607,464        0.03         1.40         29.86
    2002                                                 196,984        10.45     2,058,286        0.05         1.40        (20.23)
    2001                                                 182,657        13.10     2,393,092        0.45         1.40         (7.42)
Disciplined Stock:
    2004                                                 265,752         8.79     2,335,310        1.31         1.40          6.42
    2003                                                 295,074         8.26     2,437,435        0.81         1.40         21.83
    2002                                                 337,640         6.78     2,289,309        0.66         1.40        (23.73)
    2001                                                 370,987         8.89     3,296,467        0.44         1.40        (14.44)
Dreyfus Growth & Income:
    2004                                                 160,003        10.00     1,600,681        1.24         1.40          5.93
    2003                                                 174,053         9.44     1,642,950        0.84         1.40         24.87
    2002                                                 173,033         7.56     1,308,437        0.61         1.40        (26.39)
    2001                                                 172,147        10.27     1,767,981        0.51         1.40         (7.14)

                                                                AS OF DECEMBER 31
                                                      -------------------------------------  INVESTMENT
                                                                      UNIT                     INCOME       EXPENSE       TOTAL
SUBACCOUNT                                               UNITS        VALUE      NET ASSETS   RATIO (1)    RATIO (2)    RETURN (3)
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund (continued)
  International Equity:
    2004                                                  66,749   $    12.91   $   861,881        3.81%        1.40%        22.84%
    2003                                                  73,672        10.51       774,225        4.80         1.40         40.88
    2002                                                  77,380         7.46       577,004        3.08         1.40        (17.11)
    2001                                                  75,414         9.00       678,378        0.91         1.40        (30.12)

Dreyfus Socially Responsible Growth Fund, Inc.
  Socially Responsible Growth:
    2004                                                   7,111         9.06        64,433        0.14         1.40          4.50
    2003                                                   7,828         8.67        67,893        0.01         1.40         24.03
    2002                                                   3,166         6.99        22,140        0.03         1.40        (30.17)
    2001 (4)                                                 477        10.01         4,770           -         1.40          0.10

EquiTrust Variable Insurance Series Fund
  Blue Chip:
    2004                                                 328,711         9.39     3,085,208        1.48         1.40          4.68
    2003                                                 334,432         8.97     3,000,721        1.71         1.40         23.90
    2002                                                 375,881         7.24     2,720,553        1.62         1.40        (20.18)
    2001                                                 382,493         9.07     3,469,081        1.44         1.40        (12.54)
High Grade Bond:
    2004                                                 153,402        13.23     2,028,906        4.34         1.40          2.88
    2003                                                 148,449        12.86     1,908,863        4.50         1.40          3.96
    2002                                                 145,219        12.37     1,795,900        4.91         1.40          6.91
    2001                                                 116,452        11.57     1,347,449        6.07         1.40          7.63
Managed:
    2004                                                  95,861        12.64     1,212,090        1.52         1.40          7.03
    2003                                                  68,219        11.81       805,529        1.95         1.40         21.00
    2002                                                  39,043         9.76       380,875        0.54         1.40         (3.08)
    2001 (4)                                               2,479        10.07        24,968           -         1.40          0.70
Money Market:
    2004                                                  23,024        10.82       249,107        0.68         1.40         (0.64)
    2003                                                  45,386        10.89       494,275        0.53         1.40         (0.91)
    2002                                                  58,688        10.99       644,713        1.16         1.40         (0.18)
    2001                                                  56,394        11.01       620,953        3.37         1.40          2.13

                                                                AS OF DECEMBER 31
                                                      -------------------------------------  INVESTMENT
                                                                      UNIT                     INCOME       EXPENSE       TOTAL
SUBACCOUNT                                               UNITS        VALUE      NET ASSETS   RATIO (1)    RATIO (2)    RETURN (3)
----------------------------------------------------------------------------------------------------------------------------------
EquiTrust Variable Insurance Series Fund (continued)
  Strategic Yield:
    2004                                                  94,187   $    13.29   $ 1,251,711        5.97%        1.40%         7.44%
    2003                                                  83,450        12.37     1,032,234        7.05         1.40         10.45
    2002                                                  76,315        11.20       854,846        7.04         1.40          3.99
    2001                                                  61,402        10.77       661,321        7.86         1.40          7.70
  Value Growth:
    2004                                                  77,561        14.23     1,103,913        1.03         1.40          9.97
    2003                                                  76,306        12.94       987,336        1.38         1.40         28.88
    2002                                                  72,088        10.04       723,689        1.66         1.40        (11.70)
    2001                                                  58,894        11.37       669,363        1.55         1.40          5.57

Fidelity Variable Insurance Products Funds
  Contrafund:
    2004                                                  88,809        13.32     1,183,081        0.26         1.40         13.85
    2003                                                  58,446        11.70       683,635        0.25         1.40         26.76
    2002                                                  20,513         9.23       189,363        0.41         1.40        (10.65)
    2001 (4)                                               6,198        10.33        63,999           -         1.40          3.30
  Growth:
    2004                                                  52,032         9.28       483,004        0.25         1.40          1.87
    2003                                                  42,214         9.11       384,381        0.21         1.40         31.08
    2002                                                  29,214         6.95       203,020        0.09         1.40        (31.05)
    2001 (4)                                               5,399        10.08        54,440           -         1.40          0.80
  Fidelity Growth & Income:
    2004                                                  36,470        10.39       378,837        0.77         1.40          4.32
    2003                                                  30,077         9.96       299,448        0.87         1.40         22.06
    2002                                                  11,800         8.16        96,238        0.47         1.40        (17.74)
    2001 (4)                                               1,928         9.92        19,128           -         1.40         (0.80)
  High Income:
    2004                                                   8,019        13.95       111,833        5.06         1.40          7.89
    2003                                                   4,044        12.93        52,284        5.06         1.40         25.05
    2002                                                   1,453        10.34        15,027        0.01         1.40          3.40
    2001 (4)                                                   -            -             -           -            -             -
  Index 500:
    2004                                                 117,118        10.64     1,246,129        1.23         1.40          9.13
    2003                                                 108,628         9.75     1,059,492        1.01         1.40         26.62
    2002                                                  49,298         7.70       379,667        0.42         1.40        (23.38)
    2001 (4)                                               7,215        10.05        72,476           -         1.40          0.50

                                                                AS OF DECEMBER 31
                                                      -------------------------------------  INVESTMENT
                                                                      UNIT                     INCOME       EXPENSE       TOTAL
SUBACCOUNT                                               UNITS        VALUE      NET ASSETS   RATIO (1)    RATIO (2)    RETURN (3)
----------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds (continued)
  Mid-Cap:
    2004                                                  36,811   $    15.53   $   571,499           -%        1.40%        22.96%
    2003                                                  27,774        12.63       350,711        0.21         1.40         36.39
    2002                                                  16,658         9.26       154,248        0.28         1.40        (11.30)
    2001 (4)                                               1,689        10.44        17,627           -         1.40          4.40
  Overseas:
    2004                                                  16,027        12.86       206,169        1.16         1.40         12.02
    2003                                                  15,388        11.48       176,630        0.40         1.40         41.38
    2002                                                   6,736         8.12        54,681        0.01         1.40        (18.80)
    2001 (4)                                                   -            -             -           -            -             -

Franklin Templeton Variable Insurance Products Trust
  Franklin Real Estate:
    2004                                                   7,868        14.70       115,659        1.78         1.40         29.97
    2003 (5)                                                 855        11.31         9,673           -         1.40         13.10
  Franklin Small Cap:
    2004                                                  30,180        10.81       326,099           -         1.40          9.97
    2003                                                  21,498         9.83       211,281           -         1.40         35.40
    2002                                                  11,392         7.26        82,705        0.28         1.40        (29.65)
    2001 (4)                                                  29        10.32           304           -         1.40          3.20
  Franklin Small Cap Value Securities:
    2004                                                  22,542        15.24       343,494        0.18         1.40         22.12
    2003                                                  23,974        12.48       299,311        0.22         1.40         30.27
    2002                                                   8,907         9.58        85,328        0.31         1.40        (10.55)
    2001 (4)                                                 203        10.71         2,176           -         1.40          7.10
  Franklin U.S. Government:
    2004                                                  52,307        10.98       574,484        5.05         1.40          2.04
    2003                                                  41,766        10.76       449,526        5.40         1.40          0.75
    2002                                                  19,701        10.68       210,352        4.37         1.40          8.32
    2001 (4)                                                 889         9.86         8,770           -         1.40         (1.40)
  Mutual Shares Securities:
    2004                                                  15,183        12.06       183,094        0.80         1.40         11.05
    2003                                                  13,559        10.86       147,191        1.05         1.40         23.55
    2002                                                   7,873         8.79        69,242        0.94         1.40        (13.06)
    2001 (4)                                               1,251        10.11        12,648           -         1.40          1.10

                                                                AS OF DECEMBER 31
                                                      -------------------------------------  INVESTMENT
                                                                      UNIT                     INCOME       EXPENSE       TOTAL
SUBACCOUNT                                               UNITS        VALUE      NET ASSETS   RATIO (1)    RATIO (2)    RETURN (3)
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust (continued)
  Templeton Growth Securities:
    2004                                                  33,961   $    11.84   $   402,159        1.19%        1.40%        14.40%
    2003                                                  28,534        10.35       295,289        1.45         1.40         30.35
    2002                                                  15,636         7.94       124,171        2.51         1.40        (19.64)
    2001 (4)                                                 366         9.88         3,613           -         1.40         (1.20)

J.P. Morgan Series Trust II
  Mid-Cap Value:
    2004                                                  33,132        15.82       524,201        0.29         1.40         19.40
    2003                                                  24,033        13.25       318,458        0.33         1.40         27.90
    2002                                                  13,916        10.36       144,223        0.04         1.40         (0.58)
    2001 (4)                                                  33        10.42           349           -         1.40          4.20
  Small Company:
    2004                                                  25,758        13.76       354,310           -         1.40         25.43
    2003                                                  17,160        10.97       188,182           -         1.40         34.11
    2002                                                   5,993         8.18        49,005        0.11         1.40        (22.68)
    2001 (4)                                                 305        10.58         3,228           -         1.40          5.80

Summit Mutual Funds, Inc.-Pinnacle Series
  NASDAQ 100 Index:
    2004                                                  13,231         9.44       124,881           -         1.40          8.63
    2003                                                  11,598         8.69       100,824           -         1.40         46.54
    2002                                                   4,136         5.93        24,525           -         1.40        (38.36)
    2001 (4)                                                 179         9.62         1,722           -         1.40         (3.80)
  Russell 2000 Small Cap Index:
    2004                                                  52,875        14.08       744,528        0.18         1.40         16.08
    2003                                                  43,309        12.13       525,315        0.57         1.40         44.23
    2002                                                  28,909         8.41       243,128        0.12         1.40        (22.13)
    2001 (4)                                               6,906        10.80        74,606           -         1.40          8.00
  S&P MidCap 400 Index:
    2004                                                  55,261        13.33       736,895        0.24         1.40         14.13
    2003                                                  43,230        11.68       504,911        0.48         1.40         32.88
    2002                                                  24,679         8.79       216,887        0.36         1.40        (16.29)
    2001 (4)                                               5,722        10.50        60,096           -         1.40          5.00

                                                                AS OF DECEMBER 31
                                                      -------------------------------------  INVESTMENT
                                                                      UNIT                     INCOME       EXPENSE       TOTAL
SUBACCOUNT                                               UNITS        VALUE      NET ASSETS   RATIO (1)    RATIO (2)    RETURN (3)
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc.
  Equity Income:
    2004                                                 144,971   $    14.01   $ 2,031,769        1.61%        1.40%       13.26%
    2003                                                 128,009        12.37     1,582,919        1.72         1.40        23.82
    2002                                                 119,966         9.99     1,198,499        1.67         1.40       (14.32)
    2001                                                  96,751        11.66     1,128,183        1.55         1.40         0.09
  Mid-Cap Growth:
    2004                                                 192,587        16.33     3,145,735           -         1.40        16.73
    2003                                                 198,191        13.99     2,773,578           -         1.40        36.49
    2002                                                 207,895        10.25     2,131,383           -         1.40       (22.35)
    2001                                                 207,946        13.20     2,745,262           -         1.40        (2.29)
  New America Growth:
    2004                                                 147,475         9.15     1,349,367        0.05         1.40         9.32
    2003                                                 147,429         8.37     1,233,529           -         1.40        33.28
    2002                                                 158,859         6.28       997,444           -         1.40       (29.28)
    2001                                                 153,919         8.88     1,367,233           -         1.40       (13.11)
  Personal Strategy Balanced:
    2004                                                 225,875        13.26     2,994,847        2.07         1.40        11.24
    2003                                                 206,796        11.92     2,464,679        2.24         1.40        23.14
    2002                                                 197,582         9.68     1,913,119        2.64         1.40        (9.11)
    2001                                                 156,659        10.65     1,668,336        2.99         1.40        (3.79)

T. Rowe Price International Series, Inc.
  International Stock:
    2004                                                  42,244         9.50       401,493        1.05         1.40        12.16
    2003                                                  45,602         8.47       386,271        1.34         1.40        28.72
    2002                                                  44,386         6.58       292,069        0.96         1.40       (19.46)
    2001                                                  46,128         8.17       376,726        2.04         1.40       (23.29)

    (1) These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

    (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

    (3) These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts which commenced during the period indicated, total return has been calculated from the date operations commenced through the end of the reporting period and has not been annualized.

    (4) Subaccount commenced operations on October 1, 2001.

    (5) Subaccount commenced operations on May 1, 2003.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
EquiTrust Life Insurance Company

We have audited the accompanying balance sheets of EquiTrust Life Insurance Company as of December 31, 2004 and 2003, and the related statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of EquiTrust Life Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 2004 the Company changed its method of accounting for guaranteed minimum death benefits and incremental death benefits on its variable annuities.

                                                    /s/ Ernst & Young LLP

Des Moines, Iowa
February 4, 2005

                        EQUITRUST LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                  (DOLLARS IN THOUSANDS, EXCEPT PER SHARE DATA)

                                                                                   DECEMBER 31,
                                                                         -------------------------------
                                                                             2004             2003
                                                                         --------------   --------------
ASSETS
Investments:
  Fixed maturities - available for sale, at market
    (amortized cost: 2004 - $2,425,371; 2003 - $1,879,776)               $    2,489,238   $    1,916,404
  Mortgage loans on real estate                                                 219,637          168,669
  Derivative instruments                                                         12,294                -
  Policy loans                                                                   21,234           21,746
  Short-term investments                                                         10,754            7,057
                                                                         --------------   --------------
Total investments                                                             2,753,157        2,113,876

Cash and cash equivalents                                                        13,960           70,234
Accrued investment income                                                        23,667           14,316
Reinsurance recoverable                                                          48,919           46,168
Deferred policy acquisition costs                                               251,474          216,948
Deferred sales inducements                                                       76,726           39,143
Property and equipment                                                              133                -
Deferred income taxes                                                             8,203            4,669
Goodwill                                                                          1,231            1,231
Other assets                                                                     13,948           11,547
Assets held in separate accounts                                                 75,848           62,719
                                                                         --------------   --------------
    Total assets                                                         $    3,267,266   $    2,580,851
                                                                         ==============   ==============

                                                                                   DECEMBER 31,
                                                                         -------------------------------
                                                                             2004             2003
                                                                         --------------   --------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Policy liabilities and accruals:
    Future policy benefits:
      Interest sensitive and index products                              $    2,878,256   $    2,223,225
      Traditional life insurance                                                 55,261           55,306
      Unearned revenue reserve                                                    1,767            1,651
    Other policy claims and benefits                                              8,150            7,930
                                                                         --------------   --------------
                                                                              2,943,434        2,288,112

  Other policyholders' funds:
    Supplementary contracts without life contingencies                            1,727            1,668
    Advance premiums and other deposits                                           9,619            9,558
    Accrued dividends                                                               625              633
                                                                         --------------   --------------
                                                                                 11,971           11,859

  Amounts payable to affiliates                                                      77            3,688
  Current income taxes                                                            5,765           17,380
  Other liabilities                                                              34,857           44,335
  Liabilities related to separate accounts                                       75,848           62,719
                                                                         --------------   --------------
      Total liabilities                                                       3,071,952        2,428,093

Stockholder's equity:
  Common stock, par value $1,500 per share -- authorized
    2,500 shares, issued and outstanding 2,000 shares                             3,000            3,000
  Additional paid-in capital                                                    128,817          108,817
  Accumulated other comprehensive income                                         23,787           13,895
  Retained earnings                                                              39,710           27,046
    Total stockholder's equity                                                  195,314          152,758
                                                                         --------------   --------------
      Total liabilities and stockholder's equity                         $    3,267,266   $    2,580,851
                                                                         ==============   ==============

                             See accompanying notes.

                        EQUITRUST LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME
                             (DOLLARS IN THOUSANDS)

                                                                                     YEAR ENDED DECEMBER 31,
                                                                         -----------------------------------------------
                                                                             2004             2003             2002
                                                                         -------------    -------------    -------------
Revenues:
  Interest sensitive and index product charges                           $      19,976    $      17,803    $      13,490
  Traditional life insurance premiums                                            4,741            4,932            4,996
  Net investment income                                                        141,561          120,329           78,427
  Derivative income (loss)                                                      15,312           17,779           (9,819)
  Realized gains (losses) on investments                                           734           (1,605)          (3,631)
  Other income                                                                       -              121              284
                                                                         -------------    -------------    -------------
    Total revenues                                                             182,324          159,359           83,747
Benefits and expenses:
  Interest sensitive and index product benefits                                112,408           99,732           52,568
  Traditional life insurance benefits                                            4,703            4,976            4,306
  Increase (decrease) in traditional life future policy benefits                  (110)            (675)              22
  Distributions to participating policyholders                                   1,231            1,220            1,229
  Underwriting, acquisition and insurance expenses                              44,360           32,054           13,737
  Other expenses                                                                   163                -                -
                                                                         -------------    -------------    -------------
    Total benefits and expenses                                                162,755          137,307           71,862
                                                                         -------------    -------------    -------------
                                                                                19,569           22,052           11,885
Income taxes                                                                    (6,905)          (7,622)          (4,058)
                                                                         -------------    -------------    -------------
Net income                                                               $      12,664    $      14,430    $       7,827
                                                                         =============    =============    =============

                             See accompanying notes.

                        EQUITRUST LIFE INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (DOLLARS IN THOUSANDS)

                                                                                 ACCUMULATED
                                                                  ADDITIONAL       OTHER                             TOTAL
                                                   COMMON          PAID-IN      COMPREHENSIVE      RETAINED      STOCKHOLDER'S
                                                    STOCK          CAPITAL      INCOME (LOSS)      EARNINGS         EQUITY
                                                -------------   -------------   -------------    -------------   -------------
Balance at January 1, 2002                      $       3,000   $      63,817   $       2,735    $       4,789   $      74,341
  Comprehensive income:
    Net income for 2002                                     -               -               -            7,827           7,827
    Change in net unrealized investment
      gains/losses                                          -               -          18,097                -          18,097
                                                                                                                 -------------
  Total comprehensive income                                                                                            25,924
  Capital contributions from parent                         -          25,000               -                -          25,000
                                                -------------   -------------   -------------    -------------   -------------
Balance at December 31, 2002                            3,000          88,817          20,832           12,616         125,265
  Comprehensive income (loss):
    Net income for 2003                                     -               -               -           14,430          14,430
    Change in net unrealized investment
      gains/losses                                          -               -          (6,937)               -          (6,937)
                                                                                                                 -------------
  Total comprehensive income                                                                                             7,493
  Capital contributions from parent                         -          20,000               -                -          20,000
                                                -------------   -------------   -------------    -------------   -------------
Balance at December 31, 2003                            3,000         108,817          13,895           27,046         152,758
  Comprehensive income:
    Net income for 2004                                     -               -               -           12,664          12,664
    Change in net unrealized investment
      gains/losses                                          -               -           9,892                -           9,892
                                                                                                                 -------------
  Total comprehensive income                                                                                            22,556
  Capital contributions from parent                         -          20,000               -                -          20,000
                                                -------------   -------------   -------------    -------------   -------------
Balance at December 31, 2004                    $       3,000   $     128,817   $      23,787    $      39,710   $     195,314
                                                =============   =============   =============    =============   =============

                             See accompanying notes.

                        EQUITRUST LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)

                                                                                     YEAR ENDED DECEMBER 31,
                                                                         -----------------------------------------------
                                                                             2004             2003             2002
                                                                         -------------    -------------    -------------
OPERATING ACTIVITIES
Net income                                                               $      12,664    $      14,430    $       7,827
Adjustments to reconcile net income to net cash provided
  by operating activities:
  Adjustments related to interest sensitive and index
    products:
    Interest credited to account balances, excluding
      deferred sales inducements                                                97,144           74,916           44,138
    Change in fair value of embedded derivatives                                 2,353           14,203            1,005
    Charges for mortality and administration                                   (19,214)         (17,164)         (13,247)
    Deferral of unearned revenues                                                  148              261              367
    Amortization of unearned revenue reserve                                       (32)            (205)             (16)
  Provision for amortization                                                   (13,990)         (22,674)          (9,469)
  Realized losses (gains) on investments                                          (734)           1,605            3,631
  Increase (decrease) in traditional life benefit accruals                        (110)            (447)              22
  Policy acquisition costs deferred                                            (69,355)         (67,911)        (102,760)
  Amortization of deferred policy acquisition costs                             27,385           22,627            6,660
  Amortization of deferred sales inducements                                     6,792            4,040            1,048
  Provision for deferred income taxes                                           (8,861)          (9,538)          (3,468)
  Other                                                                        (27,827)         (12,782)          20,851
                                                                         -------------    -------------    -------------
Net cash provided by (used in) operating activities                              6,363            1,361          (43,411)

INVESTING ACTIVITIES
Sale, maturity or repayment of investments:
  Fixed maturities - available for sale                                        533,812          665,599          109,265
  Equity securities - available for sale                                             -              386                -
  Mortgage loans on real estate                                                  7,394           10,850            4,824
  Policy loans                                                                   3,502            4,649            3,617
                                                                         -------------    -------------    -------------
                                                                               544,708          681,484          117,706

Acquisition of investments:
  Fixed maturities - available for sale                                     (1,075,467)      (1,127,312)        (976,015)
  Equity securities - available for sale                                             -                -             (386)
  Mortgage loans on real estate                                                (58,285)         (90,998)         (63,660)
  Derivative instruments                                                        (8,110)               -                -
  Policy loans                                                                  (2,990)          (3,031)          (3,439)
  Short-term investments - net                                                  (3,697)            (859)          (2,641)
                                                                         -------------    -------------    -------------
                                                                            (1,148,549)      (1,222,200)      (1,046,141)
Net purchases of property and equipment                                           (133)               -                -
                                                                         -------------    -------------    -------------
Net cash used in investing activities                                         (603,974)        (540,716)        (928,435)

                                                                                     YEAR ENDED DECEMBER 31,
                                                                         -----------------------------------------------
                                                                             2004             2003             2002
                                                                         -------------    -------------    -------------
FINANCING ACTIVITIES
Receipts from interest sensitive and index products
  credited to policyholder account balances                              $     700,659    $     686,469    $     871,891
Return of policyholder account balances on interest
  sensitive and index products                                                (174,322)        (126,775)         (65,185)
Capital contributions from parent                                               15,000           20,000           25,000
                                                                         -------------    -------------    -------------
Net cash provided by financing activities                                      541,337          579,694          831,706
                                                                         -------------    -------------    -------------
Increase (decrease) in cash and cash equivalents                               (56,274)          40,339         (140,140)
Cash and cash equivalents at beginning of year                                  70,234           29,895          170,035
                                                                         -------------    -------------    -------------
Cash and cash equivalents at end of year                                 $      13,960    $      70,234    $      29,895
                                                                         =============    =============    =============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for income taxes during the year                               $      27,381    $       6,642    $       1,931
Non-cash operating activity - deferral of sales inducements                     48,950           19,763           19,079
Non-cash financing activity - fixed maturities contributed
  from parent                                                                    5,000                -                -

                             See accompanying notes.

                        EQUITRUST LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS

EquiTrust Life Insurance Company (we or the Company) operates in the life insurance industry. We market individual annuity products through independent agents and brokers and variable products through alliances with other insurance companies and a regional broker-dealer. These sales take place throughout the United States. In addition to writing direct insurance business, we assume through coinsurance agreements a percentage of certain annuities written by American Equity Investment Life Insurance Company (American Equity) prior to August 1, 2004 and a percentage of an in force block of business written by EMC National Life Company (EMCNL).

Prior to December 31, 2003, the Company was a wholly-owned subsidiary of Farm Bureau Life Insurance Company (Farm Bureau Life) which in turn, is wholly-owned by FBL Financial Group, Inc. At December 31, 2003, our stock was transferred by Farm Bureau Life to FBL Financial Group, Inc. through an "extraordinary" dividend totaling $152.8 million, which was approved by the Iowa Insurance Commissioner.

ACCOUNTING CHANGES

Effective January 1, 2004, we adopted Statement of Position (SOP) 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," issued by the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants. The SOP provides guidance on separate account presentation and valuation, the accounting for sales inducements (including premium bonuses and bonus interest) and the classification and valuation of long-duration contract liabilities. To comply with this SOP, we changed our method of computing reserves for guaranteed minimum death benefits (GMDB) and incremental death benefits (IDB) associated with our variable annuities and changed our presentation of deferred expenses relating to sales inducements.

Variable annuity and variable universal life contracts are the only contracts reported in our separate accounts. These contracts generally do not have any minimum guarantees other than minimum interest guarantees on funds deposited in our general account and GMDBs on our variable annuities. In addition, certain variable annuity contracts have an IDB rider that pays the contract holder a percentage of the gain on the contract. Information regarding our GMDBs and IDBs by type of guarantee and related separate account balance and net amount at risk (amount by which GMDB or IDB exceeds account value) is as follows:

                                                                DECEMBER 31, 2004               DECEMBER 31, 2003
                                                          -----------------------------   -----------------------------
                                                            SEPARATE                        SEPARATE
                                                             ACCOUNT      NET AMOUNT AT      ACCOUNT      NET AMOUNT AT
                   TYPE OF GUARANTEE                         BALANCE          RISK           BALANCE          RISK
-------------------------------------------------------   -------------   -------------   -------------   -------------
                                                                             (DOLLARS IN THOUSANDS)
Guaranteed minimum death benefit:
  Return of net deposits                                  $       2,791   $           -   $           -   $           -
  Return the greater of highest anniversary
    value or net deposits                                        93,296           1,081          59,313           2,416
  Return the greater of last anniversary
    value or net deposits                                        61,950             759          42,070           1,389
Incremental death benefit                                       228,563           3,825          52,611           1,267
                                                                          -------------                   -------------
  Total                                                                   $       5,665                   $       5,072
                                                                          =============                   =============

The separate account assets are principally comprised of stock and bond mutual funds. The reserve for GMDBs and IDBs, determined using scenario-based modeling techniques and industry mortality assumptions, totaled $0.1 million at December 31, 2004 and $0.2 million at December 31, 2003. The weighted average age of the contract holders with a GMDB or IDB rider was 56 years at December 31, 2004 and 55 years at December 31, 2003.

Incurred benefits for GMDBs and IDBs totaled less than $0.1 million for 2004, excluding the impact of the adoption of SOP 03-1 and less than $0.1 million for 2003 and 2002. Paid benefits for GMDBs and IDBs totaled less than $0.1 million for 2004, 2003 and 2002. The adoption of SOP 03-1 provisions relating to GMDBs and IDBs resulted in an increase to net income for 2004 totaling less than $0.1 million.

Certain annuity contracts contain either a premium bonus credited to the contract holder's account balance or a bonus interest crediting rate which applies to the first contract year only. These sales inducements are deferred and amortized over the expected life of the contracts based primarily on the emergence of gross profits. Sales inducements deferred totaled $49.0 million in 2004, $19.8 million in 2003 and $19.1 million in 2002 and amounts amortized totaled $6.8 million in 2004, $4.0 million in 2003 and $1.0 million in 2002. The unamortized sales inducement balance totaled $76.7 million at December 31, 2004 and $39.1 million at December 31, 2003. Beginning January 1, 2004, the deferred sales inducements are reported separately on the balance sheet and the amortization of deferred sales inducements is reported in interest sensitive and index product benefits on the statement of income. Amounts related to sales inducements in the 2003 and 2002 financial statements, previously reported with deferred policy acquisition costs, have been reclassified to conform to the 2004 financial statement presentation. The adoption of SOP 03-1 provisions relating to sales inducements had no impact on net income for 2004.

Effective July 1, 2003, we adopted Statement of Financial Accounting Standards (Statement) No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." Statement No. 149 codifies several Derivatives Implementation Group (DIG) issues, including DIG Issue C18, "Scope Exceptions:
Shortest Period Criterion for Applying the Regular-Way Security Trades Exception to When-Issued Securities or Other Securities That Do Not Yet Exist." DIG Issue C18 clarifies the applicability of Statement No. 133 to when-issued securities by holding that the regular-way security trade exception may not be applied to securities which are not settled within the shortest period possible for that security. If settlement does not occur within the shortest period possible, there is deemed to be a forward contract for the purchase of that security which is subject to fair value accounting under Statement No. 133. We occasionally purchase asset-backed securities and agree to settle at a future date, even though the same security or an essentially similar security could be settled at an earlier date. For these securities, any changes in the market value of the security from the trade date through the settlement date are recorded as derivative income (loss) rather than as a component of accumulated other comprehensive income (loss). The adoption of Statement No. 149 resulted in an increase to net income of less than $0.1 million for 2004 and $0.2 million for 2003.

Effective October 1, 2003, we adopted the DIG's Statement 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance and Debt Instruments that Incorporate Credit Rate Risk Exposures that are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under those Instruments" (DIG
B36). DIG B36 addresses whether Statement No. 133 requires bifurcation of modified coinsurance arrangements and debt instruments into a debt host contract and an embedded derivative if the coinsurance agreement or debt instrument incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor of that agreement or instrument. Under DIG B36, a modified coinsurance agreement where interest on funds withheld is determined by reference to a pool of fixed maturity assets is an example of an arrangement containing embedded derivatives requiring bifurcation. Embedded derivatives in these contracts are to be recorded at fair value at each balance sheet date and changes in the fair values of the derivatives are recorded as income or expense. This guidance applies to general account investments supporting our variable alliance business. The fair value of the embedded derivatives pertaining to funds withheld on variable business assumed by us totaled $0.7 million at December 31, 2004 and $0.5 million at December 31, 2003, and the fair value of the embedded derivatives pertaining to funds withheld on business ceded by us was less than $0.1 million at December 31, 2004 and December 31, 2003. The adoption of DIG B36 resulted in increases to net income of less than $0.1 million for 2004 and $0.2 million for 2003.

In March 2004, the Financial Accounting Standards Board (FASB) Emerging Issues Task Force (EITF) reached a consensus on EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1). EITF 03-1 provides guidance regarding the meaning of other-than-temporary impairment and its application to investments classified as either available-for-sale or held-to-maturity under FASB Statement No. 115, "Accounting for Certain Investments in Debt and Equity Securities," and to equity securities accounted for under the cost method. Included in EITF 03-1 is guidance on how to account for impairments that are solely due to interest rate changes, including changes resulting from increases in sector credit spreads. This guidance was to become effective for reporting periods beginning after June
15, 2004. However, on September 30, 2004, the FASB issued a Staff Position that delays the effective date for the recognition and measurement guidance of EITF 03-1 until additional clarifying guidance is issued. The issuance of this guidance was delayed during the fourth quarter of 2004, with additional discussion of this issue by the FASB planned for 2005. We are not able to assess the impact of the adoption of EITF 03-1 until final guidance is issued.

INVESTMENTS

FIXED MATURITY SECURITIES

All of our fixed maturity securities, comprised of bonds and redeemable preferred stocks, are designated as "available for sale" and are reported at market value. Unrealized gains and losses on these securities, with the exception of unrealized gains and losses relating to the conversion feature embedded in convertible fixed maturity securities, are included directly in stockholder's equity as a component of accumulated other comprehensive income or loss. Unrealized gains and losses relating to the conversion feature embedded in convertible fixed maturity securities are recorded as a component of derivative income (loss) in the statements of income. The unrealized gains and losses are reduced by a provision for deferred income taxes and adjustments to deferred policy acquisition costs and deferred sales inducements that would have been required as a charge or credit to income had such amounts been realized. Premiums and discounts are amortized/accrued using methods which result in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage and asset-backed securities incorporates prepayment assumptions to estimate the securities' expected lives.

MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If we determine that the value of any mortgage loan is impaired (i.e., when it is probable we will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to its fair value, which may be based upon the present value of expected future cash flows from the loan (discounted at the loan's effective interest rate), or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance, changes to which are recognized as realized gains or losses on investments. Interest income on impaired loans is recorded on a cash basis.

Our mortgage loan portfolio consists principally of commercial mortgage loans. Our lending policies require that the loans be collateralized by the value of the related property, establish limits on the amount that can be loaned to one borrower and require diversification by geographic location and collateral type.

DERIVATIVE INSTRUMENTS

Derivative instruments include call options used to fund index credits on index annuities sold through our independent distribution channel. We also have embedded derivatives associated with our index annuity business, certain modified coinsurance contracts and when-issued investment trading activity. All derivatives are recognized as either assets or liabilities in the balance sheets and measured at fair value.

For derivatives not designated as a hedging instrument, the change in fair value is recognized in earnings in the period of change. See Note 1, "Significant Accounting Policies - Accounting Changes," and Note 3, "Derivative
Instruments," for more information regarding our derivative instruments and embedded derivatives.

OTHER INVESTMENTS

Policy loans are reported at unpaid principal balance. Short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts.

REALIZED GAINS AND LOSSES ON INVESTMENTS

The carrying values of all our investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in market value that is other than temporary, the carrying value in the investment is reduced to its fair value and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments. Realized gains and losses on sales are determined on the basis of specific identification of investments. If we expect that an issuer of a security will modify its payment pattern from contractual terms but no writedown is required, future investment income is recognized at the rate implicit in the calculation of net realizable value under the expected payment pattern.

MARKET VALUES

Market values of fixed maturity securities are reported based on quoted market prices, where available. Market values of fixed maturity securities not actively traded in a liquid market are estimated using a matrix calculation assuming a spread (based on interest rates and a risk assessment of the bonds) over U. S. Treasury bond yields. Market values of the conversion features embedded in convertible fixed maturity securities are estimated using an option-pricing model. Market values of redeemable preferred stocks and call options are based on the latest quoted market prices, or for those not readily marketable, generally at values which are representative of the market values of comparable issues. Market values for the embedded derivatives in our modified coinsurance contracts and relating to our when-issued securities trading are based on the difference between the fair value and the cost basis of the underlying investments. Market values for the embedded derivatives in our reinsurance recoverable relating to call options are based on quoted market prices.

CASH AND CASH EQUIVALENTS

For purposes of our statements of cash flows, we consider all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

REINSURANCE RECOVERABLE

We use reinsurance to manage certain risks associated with our insurance operations. These reinsurance arrangements provide for greater diversification of business, allow management to control exposure to potential risks arising from large claims and provide additional capacity for growth. For business ceded to other companies, reinsurance recoverable generally consists of the reinsurers' share of policyholder liabilities, claims and expenses, net of amounts due the reinsurers for premiums. For business assumed from other companies, reinsurance recoverable generally consists of premium receivable, net of our share of benefits and expenses we owe to the ceding company.

We assume, under a coinsurance agreement, certain fixed and index annuity contracts issued by American Equity (the coinsurance agreement). The call options used to fund the index credits on the index annuities are purchased by and maintained on the books of American Equity. We record our proportionate share of the option value supporting the business we reinsure as reinsurance recoverable on the balance sheets. See Note 3, "Derivative Instruments," for more information regarding these call options and see Note 5, "Reinsurance," for additional information regarding this reinsurance agreement.

DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Deferred policy acquisition costs include certain costs of acquiring new insurance business, principally commissions and other expenses related to the production of new business, to the extent recoverable from future policy revenues and gross profits. Deferred sales inducements include premium bonuses and bonus interest credited to contracts during the first contract year only. For participating traditional life insurance, interest sensitive and index products, these costs are being amortized generally in proportion to expected gross profits (after dividends to policyholders, if applicable) from surrender charges and investment, mortality, and expense margins. That amortization is adjusted retrospectively when estimates of current or future gross profits/margins (including the impact of investment gains and losses) to be realized from a group of products are revised.

GOODWILL

Goodwill represents the excess of the amount paid to acquire a company over the fair value of its net assets acquired. Goodwill is not amortized but is subject to annual impairment testing. We have performed impairment testing and determined none of our goodwill was impaired as of December 31, 2004 or December 31, 2003.

FUTURE POLICY BENEFITS

Future policy benefit reserves for interest sensitive products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges. Future policy benefit reserves for index annuities are equal to the sum of the fair value of the embedded index options, accumulated index credits and the host contract reserve computed using a method similar to that used for interest sensitive products. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances.

For our direct business, interest crediting rates for interest sensitive products ranged from 2.65% to 10.00% in 2004, from 3.00% to 5.50% in 2003 and from 4.00% to 5.75% in 2002. For interest sensitive products assumed through coinsurance agreements, interest crediting rates ranged from 3.00% to 11.50% in 2004, from 3.25% to 12.00% in 2003 and from 3.50% to 12.00% in 2002. A portion of the interest credited on our direct business and assumed through the coinsurance agreement ($49.0 million in 2004, $19.8 million in 2003 and $19.1 million in 2002) represents an additional interest credit on first-year premiums, payable at policy issue or until the first contract anniversary date (first-year bonus interest). These amounts are included as deferred sales inducements.

The liability for future policy benefits for direct participating traditional life insurance is based on net level premium reserves, including assumptions as to interest, mortality and other factors underlying the guaranteed policy cash values. Accrued dividends for participating business assumed from EMCNL are established for anticipated amounts earned to date that have not been paid. The declaration of future dividends for participating business is at the discretion of EMCNL's Board of Directors. Participating business accounted for less than 1.0% of direct receipts from policyholders during 2004, 2003 and 2002 and represented less than 1.0% of life insurance in force at December 31, 2004, 2003 and 2002.

The unearned revenue reserve reflects the unamortized balance of charges assessed to interest sensitive contract holders to compensate us for services to be performed over future periods (policy initiation fees). These charges have been deferred and are being recognized in income over the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs.

GUARANTY FUND ASSESSMENTS

From time to time, assessments are levied on us by guaranty associations in most states in which we are licensed. These assessments, which are accrued for, are to cover losses of policyholders of insolvent or rehabilitated companies. In some states, these assessments can be partially recovered through a reduction in future premium taxes.

We had undiscounted reserves of less than $0.1 million at December 31, 2004 and December 31, 2003 to cover estimated future assessments on known insolvencies. We had assets totaling $0.2 million at December 31, 2004 and $0.3 million at December 31, 2003 representing estimated premium tax offsets on paid and future assessments. Expenses incurred for guaranty fund assessments, net of related premium tax offsets, totaled less than $0.1 million in 2004, 2003 and 2002. It is anticipated that estimated future guaranty fund assessments on known insolvencies will be paid during 2005 and substantially all the related future premium tax offsets will be realized during the five year period ending December 31, 2009. We believe the reserve for guaranty fund assessments is sufficient to provide for future assessments based upon known insolvencies and projected premium levels.

DEFERRED INCOME TAXES

Deferred income tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred income tax expenses or credits are based on the changes in the asset or liability from period to period.

SEPARATE ACCOUNTS

The separate account assets and liabilities reported in our accompanying balance sheets represent funds that are separately administered for the benefit of certain policyholders that bear the underlying investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying statements of income.

GUARANTY

Farm Bureau Life has guaranteed that it will maintain a minimum statutory capitalization level for us, sufficient to maintain a favorable statutory risk based capital ratio.

RECOGNITION OF PREMIUM REVENUES AND COSTS

Revenues for interest sensitive, index and variable products consist of policy charges for the cost of insurance, asset charges, administration charges, amortization of policy initiation fees and surrender charges assessed against policyholder account balances. The timing of revenue recognition as it relates to these charges and fees is determined based on the nature of such charges and fees. Policy charges for the cost of insurance, asset charges and policy administration charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Certain policy initiation fees that represent compensation for services to be provided in the future are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are determined based upon contractual terms and are recognized upon surrender of a contract. Policy benefits and claims charged to expense include interest or index amounts credited to policyholder account balances (excluding sales inducements) and benefit claims incurred in excess of policyholder account balances during the period. Changes in the reserves for the embedded derivatives in the index annuities and amortization of deferred policy acquisition costs and deferred sales inducements are recognized as expense over the life of the policy.

Traditional life insurance premiums are recognized as revenues over the premium-paying period. Future policy benefits and policy acquisition costs are recognized as expenses over the life of the policy by means of the provision for future policy benefits and amortization of deferred policy acquisition costs.

All insurance-related revenues, benefits and expenses are reported net of reinsurance ceded. The cost of reinsurance ceded is generally amortized over the contract periods of the reinsurance agreements. Policies and contracts assumed are accounted for in a manner similar to that followed for direct business.

COMPREHENSIVE INCOME (LOSS)

Unrealized gains and losses on our available-for-sale securities are included in accumulated other comprehensive income in stockholder's equity. Other comprehensive income excludes net investment gains (losses) included in net income (loss) which represent transfers from unrealized to realized gains and losses. These amounts totaled $0.2 million in 2004, ($0.6) million in 2003 and ($2.1) million in 2002. These amounts, which have been measured through the date of sale, are net of income taxes and adjustments to deferred policy acquisition costs, deferred sales inducements and unearned revenue reserve totaling ($0.5) million in 2004, $1.0 million in 2003 and $1.6 million in 2002.

RECLASSIFICATIONS

Reclassifications relating to derivative instruments and deferred sales inducements have been made to the 2003 and 2002 financial statements to conform to the 2004 presentation.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities. For example, significant estimates and assumptions are utilized in the valuation of investments, determination of other-than-temporary impairments of investments, amortization of deferred policy acquisition costs and deferred sales inducements, calculation of policyholder liabilities and accruals and determination of pension expense. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

2.   INVESTMENT OPERATIONS

FIXED MATURITIES

The following tables contain amortized cost and estimated market value information on fixed maturity securities:

                                                                               GROSS           GROSS
                                                                             UNREALIZED      UNREALIZED      ESTIMATED
                                                          AMORTIZED COST       GAINS           LOSSES       MARKET VALUE
                                                          --------------   --------------  --------------  --------------
                                                                              (DOLLARS IN THOUSANDS)
DECEMBER 31, 2004
Bonds:
  United States Government and agencies                   $      312,661   $       1,117   $      (7,213)  $     306,565
  State, municipal and other governments                         126,177           5,984            (192)        131,969
  Public utilities                                                64,791           3,438            (321)         67,908
  Corporate securities                                           854,008          42,486          (2,004)        894,490
  Mortgage and asset-backed securities                         1,061,036          23,690          (3,168)      1,081,558
Redeemable preferred stocks                                        6,698              50               -           6,748
                                                          --------------   -------------   -------------   -------------
Total fixed maturities                                    $    2,425,371   $      76,765   $     (12,898)  $   2,489,238
                                                          ==============   =============   =============   =============
DECEMBER 31, 2003
Bonds:
  United States Government and agencies                   $      265,665   $       3,477   $      (8,489)  $     260,653
  State, municipal and other governments                          56,918           1,709            (362)         58,265
  Public utilities                                                56,403           2,744          (1,084)         58,063
  Corporate securities                                           333,533          25,211          (1,336)        357,408
  Mortgage and asset-backed securities                         1,167,257          22,703          (7,945)      1,182,015
                                                          --------------   -------------   -------------   -------------
Total fixed maturities                                    $    1,879,776   $      55,844   $     (19,216)  $   1,916,404
                                                          ==============   =============   =============   =============

Short-term investments have been excluded from the above schedule as amortized cost approximates market value for these securities.

The carrying value and estimated market value of our portfolio of fixed maturity securities at December 31, 2004, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                            ESTIMATED
                                                                         AMORTIZED COST    MARKET VALUE
                                                                         --------------   --------------
                                                                             (DOLLARS IN THOUSANDS)
Due in one year or less                                                  $       10,643   $       10,832
Due after one year through five years                                           144,012          149,541
Due after five years through ten years                                          314,790          327,448
Due after ten years                                                             888,192          913,111
                                                                         --------------   --------------
                                                                              1,357,637        1,400,932
Mortgage and asset-backed securities                                          1,061,036        1,081,558
Redeemable preferred stocks                                                       6,698            6,748
                                                                         --------------   --------------
                                                                         $    2,425,371   $    2,489,238
                                                                         ==============   ==============

Net unrealized investment gains on fixed maturity securities classified as available for sale, recorded directly to stockholder's equity, were comprised of the following:

                                                                                   DECEMBER 31,
                                                                         -------------------------------
                                                                             2004             2003
                                                                         --------------   --------------
                                                                             (DOLLARS IN THOUSANDS)
Unrealized appreciation on fixed maturities - available for sale         $       63,867   $       36,628
Adjustment for assumed changes in amortization pattern of:
  Deferred policy acquisition costs                                             (21,009)         (13,565)
  Deferred sales inducements                                                     (6,262)          (1,686)
Provision for deferred income taxes                                             (12,809)          (7,482)
                                                                         --------------   --------------
Net unrealized investment gains                                          $       23,787   $       13,895
                                                                         ==============   ==============

The changes in net unrealized investment gains and losses are recorded net of deferred income taxes and other adjustments for assumed changes in the amortization pattern of deferred policy acquisition costs and deferred sales inducements totaling $17.3 million in 2004, ($19.9) million in 2003 and $38.8 million in 2002.

The following tables set forth the estimated market value and unrealized losses of securities in an unrealized loss position listed by the length of time the securities have been in an unrealized loss position:

DECEMBER 31, 2004

                                        LESS THAN ONE YEAR         ONE YEAR OR MORE               TOTAL
                                      ---------------------     ----------------------    ----------------------
                                      ESTIMATED                 ESTIMATED                 ESTIMATED
                                       MARKET     UNREALIZED     MARKET     UNREALIZED     MARKET     UNREALIZED
     DESCRIPTION OF SECURITIES          VALUE       LOSSES        VALUE       LOSSES        VALUE       LOSSES
-----------------------------------   ---------   ----------    ---------   ----------    ---------   ----------
                                                                (DOLLARS IN THOUSANDS)
United States Government and
  agencies                            $  76,207   $     (416)   $  98,206   $   (6,797)   $ 174,413   $   (7,213)
State, municipal and other
  governments                            20,847         (164)       4,972          (28)      25,819         (192)
Public utilities                          5,723          (95)       4,486         (226)      10,209         (321)
Corporate securities                    141,518       (1,858)       6,761         (146)     148,279       (2,004)
Mortgage and asset-backed
  securities                             63,770         (722)      78,076       (2,446)     141,846       (3,168)
                                      ---------   ----------    ---------   ----------    ---------   ----------
Total fixed maturities                $ 308,065   $   (3,255)   $ 192,501   $   (9,643)   $ 500,566   $  (12,898)
                                      =========   ==========    =========   ==========    =========   ==========

DECEMBER 31, 2003

                                        LESS THAN ONE YEAR         ONE YEAR OR MORE               TOTAL
                                      ---------------------     ----------------------    ----------------------
                                      ESTIMATED                 ESTIMATED                 ESTIMATED
                                       MARKET     UNREALIZED     MARKET     UNREALIZED     MARKET     UNREALIZED
     DESCRIPTION OF SECURITIES          VALUE       LOSSES        VALUE       LOSSES        VALUE       LOSSES
-----------------------------------   ---------   ----------    ---------   ----------    ---------   ----------
                                                                (DOLLARS IN THOUSANDS)
United States Government and
  agencies                            $ 104,990   $   (8,489)   $       -   $        -    $ 104,990   $   (8,489)
State, municipal and other
  governments                            17,961         (362)           -            -       17,961         (362)
Public utilities                         13,644       (1,059)         397          (25)      14,041       (1,084)
Corporate securities                     31,721         (728)      11,039         (608)      42,760       (1,336)
Mortgage and asset-backed
  securities                            309,430       (7,945)           -            -      309,430       (7,945)
                                      ---------   ----------    ---------   ----------    ---------   ----------
Total fixed maturities                $ 477,746   $  (18,583)   $  11,436   $     (633)   $ 489,182   $  (19,216)
                                      =========   ==========    =========   ==========    =========   ==========

Included in the above table are 115 securities from 89 issuers at December 31, 2004 and 77 securities from 48 issuers at December 31, 2003. Approximately 97.8% at December 31, 2004 and 97.2% at December 31, 2003 of the unrealized losses on fixed maturity securities are on securities that are rated investment grade. Investment grade securities are defined as those securities rated a "1" or "2" by the Securities Valuation Office of the National Association of Insurance Commissioners. Unrealized losses on investment grade securities principally relate to changes in market interest rates or changes in credit spreads since the securities were acquired. Approximately 2.2% at December 31, 2004 and 2.8% at December 31, 2003 of the unrealized losses on fixed maturity securities are on securities that are rated below investment grade. We monitor the financial condition and operations of the issuers of securities rated below investment grade and of the issuers of certain investment grade securities on which we have concerns regarding credit quality. In determining whether or not an unrealized loss is other than temporary, we review factors such as:

   -  historical operating trends;
   -  business prospects;
   -  status of the industry in which the company operates;
   -  analyst ratings on the issuer and sector;
   -  quality of management;
   -  size of the unrealized loss;
   -  length of time the security has been in an unrealized loss position; and
   -  our intent and ability to hold the security.

We believe the issuers of the securities in an unrealized loss position will continue to make payments as scheduled, and we have the ability and intent to hold these securities until they recover in value or mature.

NET INVESTMENT INCOME

Components of net investment income are as follows:

                                                                                     YEAR ENDED DECEMBER 31,
                                                                         -----------------------------------------------
                                                                             2004             2003             2002
                                                                         -------------    -------------    -------------
                                                                                       (DOLLARS IN THOUSANDS)
Fixed maturity securities - available for sale                           $     128,852    $     111,124    $      72,308
Equity securities - available for sale                                               -                6                3
Mortgage loans on real estate                                                   12,960            9,093            4,477
Policy loans                                                                     1,307            1,343            1,429
Short-term investments, cash and cash equivalents                                  584              774            1,339
Prepayment fee income and other                                                    410              507              818
                                                                         -------------    -------------    -------------
                                                                               144,113          122,847           80,374
Less investment expenses                                                        (2,552)          (2,518)          (1,947)
                                                                         -------------    -------------    -------------
Net investment income                                                    $     141,561    $     120,329    $      78,427
                                                                         =============    =============    =============

REALIZED AND UNREALIZED GAINS AND LOSSES

Realized gains (losses) and the change in unrealized appreciation/depreciation on investments are summarized below:

                                                                                     YEAR ENDED DECEMBER 31,
                                                                         -----------------------------------------------
                                                                             2004             2003             2002
                                                                         -------------    -------------    -------------
                                                                                       (DOLLARS IN THOUSANDS)
REALIZED
Fixed maturities - available for sale                                    $         737    $      (1,604)   $      (3,660)
Mortgage loans on real estate                                                        -                -               29
Short-term investments                                                              (3)              (1)               -
                                                                         -------------    -------------    -------------
Realized gains (losses) on investments                                   $         734    $      (1,605)   $      (3,631)
                                                                         =============    =============    =============

UNREALIZED
Change in unrealized appreciation/depreciation of fixed maturities-
  available for sale                                                     $      27,239    $     (26,824)   $      56,943
                                                                         =============    =============    =============

An analysis of sales, maturities and principal repayments of our fixed maturities is as follows:

                                                                           GROSS REALIZED   GROSS REALIZED
                                                          AMORTIZED COST       GAINS            LOSSES          PROCEEDS
                                                          --------------   --------------   --------------    -------------
                                                                                    (DOLLARS IN THOUSANDS)
YEAR ENDED DECEMBER 31, 2004
Scheduled principal repayments and calls
  - available for sale                                    $      486,786   $            -   $            -    $     486,786
Sales - available for sale                                        46,089            1,003              (66)          47,026
                                                          --------------   --------------   --------------    -------------
  Total                                                   $      532,875   $        1,003   $          (66)   $     533,812
                                                          ==============   ==============   ==============    =============

YEAR ENDED DECEMBER 31, 2003
Scheduled principal repayments and calls
  - available for sale                                    $      634,882   $            -   $            -    $     634,882
Sales - available for sale                                        31,317              281             (881)          30,717
                                                          --------------   --------------   --------------    -------------
  Total                                                   $      666,199   $          281   $         (881)   $     665,599
                                                          ==============   ==============   ==============    =============

YEAR ENDED DECEMBER 31, 2002
Scheduled principal repayments and calls
  - available for sale                                    $       61,514   $            -   $            -    $      61,514
Sales - available for sale                                        47,786              667             (702)          47,751
                                                          --------------   --------------   --------------    -------------
  Total                                                   $      109,300   $          667   $         (702)   $     109,265
                                                          ==============   ==============   ==============    =============

Realized losses on fixed maturities totaling $0.2 million in 2004, $1.0 million in 2003 and $3.6 million in 2002 were incurred as a result of writedowns for other than temporary impairment of fixed maturity securities.

Income taxes (credits) include a provision of $0.3 million in 2004, ($0.6) million in 2003 and ($1.3) million in 2002 for the tax effect of realized gains and losses.

OTHER

At December 31, 2004, affidavits of deposits covering investments with a carrying value totaling $2,682.5 million were on deposit with state agencies to meet regulatory requirements.

At December 31, 2004, we had committed to provide additional funding for mortgage loans on real estate aggregating $16.3 million. These commitments arose in the normal course of business at terms that are comparable to similar investments.

No investment in any entity or its affiliates (other than bonds issued by agencies of the United States Government) exceeded ten percent of stockholder's equity at December 31, 2004.

During 2004, our parent contributed fixed maturity securities to us with a book value and market value totaling $5.0 million. This capital contribution was recorded at market value and the securities were subsequently classified as available for sale.

3.   DERIVATIVE INSTRUMENTS

We assume index annuity business under the coinsurance agreement and began writing index annuities directly during 2004. Index annuities guarantee the return of principal to the contract holder and credit amounts based on a percentage of the gain in a specified market index. A portion of the premium received is invested in investment grade fixed income securities and is intended to cover the minimum guaranteed value due to the contract holder at the end of the contract term. A portion of the premium received from the contract holder is used to purchase derivatives consisting of one-year call options on the applicable market indices to fund the index credits due to the index annuity contract holders. On the respective anniversary dates of the index annuity contracts, the market index used to compute the annual index credits is reset and new one-year call options are purchased to fund the next annual index credit. Although the call options are designed to be effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting treatment under Statement No. 133, "Accounting for

Derivative Instruments and Hedging Activities." Therefore, the change in fair value of the options is recognized in earnings in the period of change. The cost of the options can be managed through the terms of the index annuities, which permit changes to participation rates, asset fees and/or caps, subject to guaranteed minimums.

At December 31, 2004, we held call options relating to our direct business with a fair value of $12.3 million. Our share of call options assumed under the coinsurance agreement, which is recorded as a component of reinsurance recoverable as embedded derivatives, totaled $35.8 million at December 31, 2004 and $30.6 million at December 31, 2003. Derivative income (loss) includes $15.2 million for 2004, $16.8 million for 2003 and ($9.8) million for 2002 relating to call option proceeds and changes in fair value.

The reserve for index annuity contracts includes a series of embedded derivatives that represent the contract holder's right to participate in index returns over the expected lives of the applicable contracts. The reserve includes the value of the embedded forward options despite the fact that call options are not purchased for a period longer than the period of time to the next contract anniversary date. The change in the value of this embedded derivative is included in interest sensitive and index product benefits in the statements of income and totaled $2.4 million for 2004, $14.2 million for 2003 and $1.0 million for 2002.

4.   FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement No. 107, "Disclosures About Fair Value of Financial Instruments," requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement No. 107 also excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented herein are limited by each of these factors and do not purport to represent our underlying value.

We used the following methods and assumptions in estimating the fair value of our financial instruments.

FIXED MATURITY SECURITIES: Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using a matrix calculation assuming a spread (based on interest rates and a risk assessment of the bonds) over U. S. Treasury bond yields. Fair values for fixed maturity securities include the embedded derivatives relating to our when-issued securities trading. Fair value for these embedded derivatives is equal to the difference between the fair value of the underlying fixed maturity securities and the original cost.

MORTGAGE LOANS ON REAL ESTATE: Fair values are estimated by discounting expected cash flows using interest rates currently being offered for similar loans.

DERIVATIVE INSTRUMENTS: Fair values for call options are based on quoted market prices.

POLICY LOANS: Fair values are estimated by discounting expected cash flows using a risk-free interest rate based on the U.S. Treasury curve.

CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

REINSURANCE RECOVERABLE: Reinsurance recoverable relating to our portion of the call options used to fund index credits on the index annuities assumed from American Equity is reported at fair value. Fair value is determined using quoted market prices for the call options. Reinsurance recoverable also includes the embedded derivatives in our modified coinsurance contracts under which we assume business. Market values for these embedded derivatives are based on the difference between the fair value and the cost basis of the underlying investments. We are not required to estimate fair value for the remainder of the reinsurance recoverable balance.

ASSETS HELD IN SEPARATE ACCOUNTS: Separate account assets are reported at estimated fair value in our balance sheets.

FUTURE POLICY BENEFITS AND OTHER POLICYHOLDERS' FUNDS: Fair values of our liabilities under contracts not involving significant mortality or morbidity risks (principally deferred annuities and supplementary contracts) are estimated at cash surrender value, the cost we would incur to extinguish the liability. We are not required to estimate the fair value of our liabilities under other insurance contracts.

OTHER LIABILITIES: Market values for embedded derivatives in our modified coinsurance contracts under which we cede business are based on the difference between the fair value and the cost basis of the underlying investments. We are not required to estimate fair value for the remainder of the other liabilities balance.

LIABILITIES RELATED TO SEPARATE ACCOUNTS: Separate account liabilities are estimated at cash surrender value, the cost we would incur to extinguish the liability.

The following sets forth a comparison of the fair values and carrying values of our financial instruments subject to the provisions of Statement No. 107:

                                                                                    DECEMBER 31,
                                                          -----------------------------------------------------------------
                                                                       2004                              2003
                                                          -------------------------------   -------------------------------
                                                          CARRYING VALUE     FAIR VALUE     CARRYING VALUE     FAIR VALUE
                                                          --------------   --------------   --------------   --------------
                                                                               (DOLLARS IN THOUSANDS)
ASSETS
Fixed maturities - available for sale                     $    2,489,238   $    2,489,238   $    1,916,404   $    1,916,404
Mortgage loans on real estate                                    219,637          224,249          168,669          170,862
Derivative instruments                                            12,294           12,294                -                -
Policy loans                                                      21,234           23,435           21,746           24,825
Cash and short-term investments                                   24,714           24,714           77,291           77,291
Reinsurance recoverable                                           36,431           36,431           31,109           31,109
Assets held in separate accounts                                  75,848           75,848           62,719           62,719

LIABILITIES
Future policy benefits                                    $    2,717,268   $    2,321,058   $    2,060,254   $    1,759,531
Other policyholders' funds                                        11,316           11,316           11,195           11,195
Other liabilities                                                     81               81               29               29
Liabilities related to separate accounts                          75,848           70,969           62,719           57,788

5.   REINSURANCE

In the normal course of business, we seek to limit our exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers. Our reinsurance coverage for life insurance varies according to the age and risk classification of the insured with retention limits ranging up to $0.1 million of coverage per individual life. Amounts in excess of $0.1 million are ceded to Farm Bureau Life, an affiliate. We do not use financial or surplus relief reinsurance. Life insurance in force ceded totaled $365.2 million (63.0% of direct life insurance in force) at December 31, 2004 and $342.3 million (60.3% of direct life insurance in force) at December 31, 2003.

In addition to the cession of risks described above, we also have reinsurance agreements with variable alliance partners to cede a specified percentage of risks associated with variable universal life and variable annuity contracts. Under these agreements, we pay the alliance partners their reinsurance percentage of charges and deductions collected on the reinsured polices. The alliance partners in return pay us their reinsurance percentage of benefits in excess of related account balances. In addition, the alliance partners pay us an expense allowance for certain new business, development and maintenance costs on the reinsured contracts.

Certain business has been reinsured to Clarica Life Insurance Company U.S. (Clarica Life-U.S.) under an assumption reinsurance agreement. Under the agreement, Clarica Life-U.S. agreed to use its best efforts to secure appropriate policyholder and regulatory approvals to effectuate the transfer of risk from us to Clarica Life-U.S. State rules and regulations require different levels of approval with respect to such transfers. To date, we have not received appropriate policyholder and/or regulatory approval to novate all the risk under assumption reinsurance. As a result, this business has been treated as being reinsured under indemnity reinsurance arrangements for the fiscal years ended December 31, 2004, 2003 and 2002.

In total, insurance premiums and product charges have been reduced by $1.5 million in 2004 and $1.3 million in 2003 and 2002 and insurance benefits have been reduced by $0.4 million in 2004, $0.8 million in 2003 and $0.6 million in 2002 as a result of cession agreements.

Reinsurance contracts do not relieve us of our obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, we would be liable for these obligations, and payment of these obligations could result in losses. To limit the possibility of such losses, we evaluate the financial condition of our reinsurers and monitor concentrations of credit risk. No allowance for uncollectible amounts has been established against our asset for reinsurance recoverable since none of our receivables are deemed to be uncollectible.

We assume certain annuity business issued prior to August 1, 2004 through the coinsurance agreement with American Equity. Effective August 1, 2004, we announced the suspension of this agreement and, as a result of this suspension, no transfers of new business will occur unless we and American Equity agree to resume the coinsurance of new business. The business assumed by us prior to the suspension remains as part of our in force business. Premiums collected on this assumed business, not included in revenues in the statements of income, totaled $202.1 million in 2004, $649.5 million in 2003 and $837.9 million in 2002.

We assume certain traditional life, universal life and annuity business issued through December 31, 2002 from EMCNL. In addition, we also assume variable annuity business from four alliance partners through modified coinsurance arrangements. Variable life business is also assumed from two of these partners through similar modified coinsurance arrangements.

Life insurance in force assumed totaled $1,843.5 million (89.6% of total life insurance in force) at December 31, 2004, $1,977.1 million (89.8% of total life insurance in force) at December 31, 2003 and $1,999.2 million (90.4% of total life insurance in force) at December 31, 2002. In total, premiums and product charges assumed totaled $23.0 million in 2004, $21.1 million in 2003 and $17.4 million in 2002. Insurance benefits assumed totaled $11.1 million in 2004, $10.4 million in 2003 and $10.7 million in 2002.

6.   INCOME TAXES

We file a consolidated federal income tax return with FBL Financial Group, Inc. and a majority of its subsidiaries. FBL Financial Group, Inc. and its direct and indirect subsidiaries included in the consolidated federal income tax return each report current income tax expense as allocated under a consolidated tax allocation agreement. Generally, this allocation results in profitable companies recognizing a tax provision as if the individual company filed a separate return and loss companies recognizing a benefit to the extent their losses contribute to reduce consolidated taxes.

Deferred income taxes have been established based upon the temporary differences between the financial statement and income tax bases of assets and liabilities. The reversal of the temporary differences will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled.

Income tax expenses (credits) are included in the financial statements as follows:

                                                                                     YEAR ENDED DECEMBER 31,
                                                                         -----------------------------------------------
                                                                             2004             2003             2002
                                                                         -------------    -------------    -------------
                                                                                       (DOLLARS IN THOUSANDS)
Taxes provided in statements of income:
  Current                                                                $      15,766    $      17,160    $       7,526
  Deferred                                                                      (8,861)          (9,538)          (3,468)
                                                                         -------------    -------------    -------------
                                                                                 6,905            7,622            4,058

Taxes provided in statement of changes in
  stockholder's equity - change in net unrealized
  investment gains/losses - deferred                                             5,327           (3,736)           9,745
                                                                         -------------    -------------    -------------
                                                                         $      12,232    $       3,886    $      13,803
                                                                         =============    =============    =============

The effective tax rate on income before income taxes is different from the prevailing federal income tax rate as follows:

                                                                                     YEAR ENDED DECEMBER 31,
                                                                         -----------------------------------------------
                                                                             2004             2003             2002
                                                                         -------------    -------------    -------------
                                                                                       (DOLLARS IN THOUSANDS)
Income before income taxes                                               $      19,569    $      22,052    $      11,885
                                                                         =============    =============    =============

Income tax at federal statutory rate (35%)                               $       6,849    $       7,718    $       4,160
Tax effect (decrease) of:
  Tax-exempt dividend income                                                      (114)             (82)             (69)
  State income taxes                                                               181                -                -
  Other items                                                                      (11)             (14)             (33)
                                                                         -------------    -------------    -------------
Income tax expense                                                       $       6,905    $       7,622    $       4,058
                                                                         =============    =============    =============

The tax effect of temporary differences giving rise to our deferred income tax assets and liabilities is as follows:

                                                                                   DECEMBER 31,
                                                                         -------------------------------
                                                                             2004             2003
                                                                         --------------   --------------
                                                                             (DOLLARS IN THOUSANDS)
Deferred income tax assets:
  Future policy benefits                                                 $      137,057   $       97,879
  Other                                                                             835            1,411
                                                                         --------------   --------------
                                                                                137,892           99,290

Deferred income tax liabilities:
  Fixed maturity securities                                                     (23,186)         (13,368)
  Deferred policy acquisition costs                                            (105,518)         (80,649)
  Other                                                                            (985)            (604)
                                                                         --------------   --------------
                                                                               (129,689)         (94,621)
                                                                         --------------   --------------
Deferred income tax asset                                                $        8,203   $        4,669
                                                                         ==============   ==============

7.   CREDIT ARRANGEMENTS

Farm Bureau Life and Farm Bureau Mutual Insurance Company, an affiliate, have extended lines of credit to us in the amount of $10.0 million. Any borrowings are due within 30 days and interest on these agreements is charged at a variable rate equal to the one month London Interbank Offered Rate (LIBOR). We do not have any outstanding borrowings on these lines of credit at December 31, 2004.

8.   RETIREMENT PLANS

We participate with several affiliates in various multiemployer defined benefit plans. These plans cover substantially all our employees and the employees of the other participating companies who have attained age 21 and one year of service. Benefits are based on years of service and the employee's compensation. One of these plans provides supplemental pension benefits to employees with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. Net periodic pension cost of the plans is allocated between participants generally on a basis of time incurred by the respective employees for each employer. Such allocations are reviewed annually. Pension expense aggregated $0.6 million in 2004 and $0.1 million in 2003 and 2002.

We participate with several affiliates in a 401(k) defined contribution plan which covers substantially all employees. We contribute FBL Financial Group, Inc. stock in an amount equal to 100% of an employee's contributions up to 2% of the annual salary contributed by the employee and an amount equal to 50% of an employee's contributions between 2% and 4% of the annual salary contributed by the employee. Costs are allocated among the affiliates on a basis of time incurred by the respective employees for each company. Expense related to the plan totaled $0.1 million in 2004 and less than $0.1 million in 2003 and 2002.

In addition to benefits offered under the aforementioned benefit plans, we and several other affiliates sponsor a plan that provides group term life insurance benefits to retired full-time employees who have worked ten years and attained age 55 while in service. Postretirement benefit expense is allocated in a manner consistent with pension expense discussed above. Postretirement benefit expense aggregated less than $0.1 million in 2004, 2003 and 2002.

9.   MANAGEMENT AND OTHER AGREEMENTS

We share certain office facilities and services with the Iowa Farm Bureau Federation (IFBF), the majority owner of FBL Financial Group, Inc., and its affiliated companies. These expenses are allocated on the basis of cost and time studies that are updated annually and consist primarily of rent, salaries and related expenses, travel and other operating costs.

We participate in a management agreement with FBL Financial Group, Inc., under which FBL Financial Group, Inc. provides general business, administration and management services. In addition, Farm Bureau Management Corporation, a wholly-owned subsidiary of the IFBF, provides certain management services to us under a separate arrangement. We incurred related expenses totaling $1.5 million in 2004, $0.1 million in 2003 and $0.4 million in 2002 for these services.

We have equipment and auto lease agreements with FBL Leasing Services, Inc., an indirect, wholly-owned subsidiary of FBL Financial Group, Inc. We incurred expenses totaling $0.5 million in 2004, $0.1 million in 2003 and less than $0.1 million in 2002 under these agreements.

EquiTrust Investment Management Services, Inc., an indirect, wholly-owned subsidiary of FBL Financial Group, Inc., provides investment advisory services for us. The related fees are based on the level of assets under management plus certain out-of-pocket expenses. We incurred expenses totaling $2.5 million in 2004, $1.6 million in 2003 and $1.1 million in 2002 relating to these services.

10.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, we may be involved in litigation where amounts are alleged that are substantially in excess of contractual policy benefits or certain other agreements. At December 31, 2004, management is not aware of any claims for which a material loss is reasonably possible. Clarica Life -U.S., as part of the sale agreement for the Company, has assumed all accrued, absolute and contingent liabilities that may arise out of or related to, the business with us prior to December 30, 1997.

We self-insure our employee health and dental claims. However, claims in excess of our self-insurance limits are fully insured. We fund insurance claims through a self-insurance trust. Deposits to the trust are made at an amount equal to our best estimate of claims incurred during the period. Accordingly, no accruals are recorded on our financial statements for unpaid claims and claims incurred but not reported. Adjustments, if any, resulting in changes in the estimate of claims incurred will be reflected in operations in the periods in which such adjustments are known.

On October 20, 2004, we issued a $10.0 million revolving demand note to Farm Bureau Life. Any borrowings are due within 30 days and interest on this agreement is charged at a variable rate equal to the one month LIBOR. There were no outstanding borrowings on this line of credit at December 31, 2004.

Our parent leases its home office properties under a 15-year operating lease. Our expected share of future remaining minimum lease payments under this lease as of December 31, 2004 is as follows: 2005 - $0.2 million; 2006 - $0.2 million; 2007 - $0.2 million; 2008 - $0.2 million; 2009 - $0.2 million and thereafter, through 2013 - $0.7 million. Rent expense for the lease totaled $0.4 million in 2004 and less than $0.1 million in 2003 and 2002. We also lease additional space under an operating lease which expires July 31, 2006. Our expected share of future remaining lease payments under this lease as of December 31, 2004, total $0.1 million in 2005 and less than $0.1 million in 2006. Rent expense for his lease totaled less than $0.1 million for 2004 and 2003.

11.  STATUTORY INFORMATION

Our financial statements included herein differ from related statutory-basis financial statements principally as follows: (a) the bond portfolio is classified as available-for-sale (carried at fair value) rather than generally being carried at amortized cost; (b) changes in the fair value of call options held directly by us are recorded as a component of derivative income rather than to surplus; (c) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (d) future policy benefit reserves for participating traditional life insurance products are based on net level premium methods and guaranteed cash value assumptions which may differ from statutory reserves; (e) future policy benefit reserves for certain interest sensitive products are based on full account values, rather than discounting methodologies utilizing statutory interest rates; (f) net realized gains or losses attributed to changes in the level of market interest rates are recognized as gains or losses in the statements of income when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security or mortgage loan; (g) the established formula-determined statutory investment reserve, changes in which are charged directly to surplus, is not recorded as a liability; (h) certain deferred income tax assets, agents' balances and certain other assets designated as "non-admitted assets" for statutory purposes are reported as assets rather than being charged to surplus; (i) revenues for interest sensitive and variable products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather than premiums received; (j) pension income or expense is recognized for all employees in accordance with Statement No. 87, "Employers' Accounting for Pensions" rather than for vested employees only; and (k) assets and liabilities are restated to fair values when a change in ownership occurs that is accounted for as a purchase, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

Our net income, as determined in accordance with statutory accounting practices, was $22.9 million in 2004, $27.8 million in 2003 and $10.6 million in 2002. Our statutory net gain from operations, which excludes realized gains and losses, totaled $23.8 million in 2004, $33.1 million in 2003 and $12.1 million in 2002. Our total statutory capital and surplus was $165.8 million at December 31, 2004 and $124.0 million at December 31, 2003.

Our ability to pay dividends to our parent company is restricted because prior approval of the Iowa Insurance Commissioner is required for payment of dividends to the stockholder which exceed an annual limitation. In addition, under the Iowa Insurance Holding Company Act, we may not pay an "extraordinary" dividend without prior notice to and approval by the Iowa Insurance Commissioner. An "extraordinary" dividend is defined under the Iowa Insurance Holding Company Act as any dividend or distribution of cash or other property whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (i) 10% of policyholders' surplus (total statutory capital stock and statutory surplus) as of December 31 of the preceding year, or (ii) the statutory net gain from operations of the insurer for the 12-month period ending December 31 of the preceding year. During 2005, the maximum legally available for distribution that we could pay to our parent company without further regulatory approval is $23.8 million.

12.  SEGMENT INFORMATION

Management analyzes operations by reviewing financial information regarding products that are aggregated into three product segments. The product segments are: (1) traditional annuity -- independent distribution ("Independent Annuity Segment"), (2) traditional and universal life insurance and (3) variable. We also have corporate capital that is aggregated into a corporate and other segment. The Independent Annuity Segment was formerly called the "Traditional Annuity" segment.

The Independent Annuity Segment consists of fixed annuities, index annuities and supplementary contracts (some of which involve life contingencies) sold through our independent distribution or assumed through our coinsurance agreements with American Equity and EMCNL. Fixed and index annuities provide for tax-deferred savings and supplementary contracts provide for the systematic repayment of funds that accumulate interest. Fixed annuities consist primarily of flexible premium deferred annuities, but also include single premium deferred and immediate contracts. With fixed annuities, we bear the underlying investment risk and credit interest to the contracts at rates we determine, subject to interest rate guarantees. With index annuity products, we bear the underlying investment risk and credit interest in an amount equal to the greater of a guaranteed interest rate or a percentage of the gain in a specified market index.

The traditional and universal life insurance segment consists of whole life, term life and universal life policies. These policies provide benefits upon the death of the insured and may also allow the customer to build cash value on a tax-deferred basis.

The variable segment consists of variable universal life insurance and variable annuity contracts. These products are similar to universal life insurance and traditional annuity contracts, except the contract holder has the option to direct the cash value of the contract to a wide range of investment sub-accounts, thereby passing the investment risk to the contract holder.

The corporate and other segment consists primarily of investments and related investment income not specifically allocated to our product segments.

Financial information concerning our operating segments is as follows:

                                                                                     YEAR ENDED DECEMBER 31,
                                                                         -----------------------------------------------
                                                                             2004             2003             2002
                                                                         -------------    -------------    -------------
                                                                                       (DOLLARS IN THOUSANDS)
Operating revenues:
  Traditional annuity - independent distribution                         $     147,466    $     126,498    $      53,039
  Traditional and universal life                                                30,380           30,734           30,849
  Variable                                                                       3,514            3,362            2,961
  Corporate and other                                                              230              370              529
                                                                         -------------    -------------    -------------
                                                                               181,590          160,964           87,378
Realized gains (losses) on investments (A)                                         734           (1,605)          (3,631)
                                                                         -------------    -------------    -------------
  Total revenues                                                         $     182,324    $     159,359    $      83,747
                                                                         =============    =============    =============

Net investment income:
  Traditional annuity - independent distribution                         $     124,712    $     103,594    $      61,795
  Traditional and universal life                                                15,653           15,930           15,999
  Variable                                                                         966              682              445
  Corporate and other                                                              230              123              188
                                                                         -------------    -------------    -------------
    Total net investment income                                          $     141,561    $     120,329    $      78,427
                                                                         =============    =============    =============

Amortization, including amortization/accretion of
  premium/discount on investments:
  Traditional annuity - independent distribution                         $     (12,601)   $     (19,717)   $      (7,579)
  Traditional and universal life                                                (1,296)          (2,792)          (1,805)
  Variable                                                                         (93)            (130)             (54)
  Corporate and other                                                                -              (35)             (31)
                                                                         -------------    -------------    -------------
    Total amortization                                                   $     (13,990)   $     (22,674)   $      (9,469)
                                                                         =============    =============    =============

Pre-tax operating income (loss):
  Traditional annuity - independent distribution                         $      13,453    $      18,824    $       7,163
  Traditional and universal life                                                 6,350            4,955            7,367
  Variable                                                                          58           (1,218)              36
  Corporate and other                                                             (661)             370              530
                                                                         -------------    -------------    -------------
                                                                                19,200           22,931           15,096
Income taxes on operating income                                                (6,776)          (7,930)          (5,182)
Realized gains (losses) on investments, net (A)                                    240             (571)          (2,087)
                                                                         -------------    -------------    -------------
  Net income                                                             $      12,664    $      14,430    $       7,827
                                                                         =============    =============    =============

Assets:
  Traditional annuity - independent distribution                         $   2,816,659    $   2,151,781    $   1,456,960
  Traditional and universal life                                               267,354          279,606          287,424
  Variable                                                                     105,586           92,766           71,930
  Corporate and other                                                           46,730           38,438           12,450
                                                                         -------------    -------------    -------------
                                                                             3,236,329        2,562,591        1,828,764
Unrealized gains on investments, net (A)                                        36,596           21,377           32,050
Other classification adjustments                                                (5,659)          (3,117)               -
                                                                         -------------    -------------    -------------
  Total assets                                                           $   3,267,266    $   2,580,851    $   1,860,814
                                                                         =============    =============    =============

(A) Amounts are net of adjustments, as applicable, to amortization of deferred policy acquisition costs, deferred sales inducements and income taxes attributable to gains and losses on investments.

We analyze our segment results based on pre-tax operating income.
Accordingly, income taxes are not allocated to the segments. In addition, operating results are analyzed net of any transactions between the segments. Operating income (loss) represents net income excluding the impact of realized gains and losses on investments. The impact of realized gains and losses on investments includes adjustments for income taxes and that portion of amortization of deferred policy acquisition costs and deferred sales inducements attributable to such gains or losses.

Net statutory premiums collected, which include premiums collected from annuities and universal life-type products that are not included in revenues for GAAP reporting, totaled $722.4 million in 2004, $689.2 million in 2003 and $875.8 million in 2002. For the Independent Annuity Segment, excluding reinsurance assumed, our annuity collected premiums in 2004 are concentrated in the following states: Florida (13%), California (11%) and Michigan (11%).

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


        (a)(1) All Financial Statements are included in either the Prospectus or the Statement of Additional Information as indicated herein.


           (2)  Financial Statement Schedules(6)

                Schedule I--Summary of Investments
                Schedule III--Supplementary Insurance Information
                Schedule IV--Reinsurance

                All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

        (b) Exhibits

            (1) Certified resolution of the board of directors of EquiTrust Life
                Insurance Company (the "Company") establishing EquiTrust Life Annuity Account II (the "Account").(1)

            (2) Not Applicable.
            (3) (a) Underwriting Agreement.(4)
                (b) Form of Sales Agreement.(1)
                (c) Form of Wholesaling Agreement.(1)
                (d) Paying Agent Agreement.(4)
            (4) (a) Contract Form.(1)
                (b) Variable Settlement Agreement(2)
                (c) Incremental Death Benefit Rider(3)
            (5) Contract Application.(1)
            (6) (a) Articles of Incorporation of the Company.(1)
                (b) By-Laws of the Company.(1)
            (7) Not Applicable.
            (8) (a) Participation agreement relating to EquiTrust Variable
                    Insurance Series Fund.(1)
                (a)(1) Amended Schedule to Participation Agreement.(5)
                (b) Participation agreement relating to Dreyfus Variable
                    Investment Fund.(1)

                (b)(1) Amended Schedule to Participation Agreement.(6)

                (c) Participation agreement relating to T. Rowe Price Equity
                    Series, Inc. and T. Rowe Price International
                    Series, Inc.(1)

                (d) Participation agreement relating to American Century
                    Funds.(6)
                (d)(1) Amendment to Shareholder Services Agreement.(6)

                (e) Participation agreement relating to Fidelity Variable
                    Insurance Products Funds.(5)

                (f) Participation agreement relating to Franklin Templeton
                    Funds.(5)
                (f)(1) Amendment to Participation Agreement.(6)

                (g) Participation agreement relating to JP Morgan Series Trust
                    II.(5)
                (h) Participation agreement relating to Summit Pinnacle Series.
                    (5)
            (9) Opinion and Consent of Stephen M. Morain, Esquire.(6)
            (10)(a) Consent of Sutherland Asbill & Brennan LLP.(6)
                (b) Consent of Ernst & Young LLP.(6)
                (c) Opinion and Consent of Christopher G. Daniels, FSA, MAAA,
                    Life Product Development and Pricing Vice President.(6)
            (11) Not Applicable.
            (12) Not Applicable.

           (13) Not Applicable.
           (14) Powers of Attorney.(6)

----------
(1) Incorporated by reference to the Initial Filing of this Registration Statement on Form N-4 (File No. 333-61899) on August 20, 1998.

(2) Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-61899) filed on February 23, 2000.

(3) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-61899) filed on February 23, 2001

(4) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-61899) filed on April 26, 2001.

(5) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 (File No. 333-46597) filed on September 27, 2001.

(6)  Filed herein.

ITEM 25. DIRECTORS AND OFFICERS OF THE COMPANY


NAME AND PRINCIPAL BUSINESS
ADDRESS*                                    POSITIONS AND OFFICES
---------------------------------------------------------------------------------------------------
Steve L. Baccus                             Director
Jerry L. Chicoine                           Director
Craig A. Lang                               President and Director
William J. Oddy                             Chief Executive Officer and Director
Jerry C. Downin                             Senior Vice President, Secretary--Treasurer and Director
Stephen M. Morain                           Senior Vice President and General Counsel
John M. Paule                               Executive Vice President, Chief Marketing Officer
James W. Noyce                              Chief Financial Officer and Chief Administrative Officer
James P. Brannen                            Vice President--Finance
Doug W. Gumm                                Vice President--Information Technology
JoAnn Rumelhart                             Vice President
Barbara J. Moore                            Vice President
Lou Ann Sandburg                            Vice President--Investments and Assistant Treasurer
David T. Sebastian                          Vice President
Bruce A. Trost                              Vice President
Bob Gray                                    Vice President--Agency Development and Training
Paul Grinvalds                              Vice President--Life Administration
David A. McNeill                            Vice President--Assistant General Counsel--Life
Dennis M. Marker                            Vice President--Investment Administration
Thomas L. May                               Vice President--Alliance Marketing
James M. Mincks                             Vice President--Human Resources
James A. Pugh                               Vice President--Assistant General Counsel
Roland Schobert                             Vice President--Agency
Don Seibel                                  Vice President--Accounting

NAME AND PRINCIPAL BUSINESS
ADDRESS*                                    POSITIONS AND OFFICES
---------------------------------------------------------------------------------------------------------------------
Scott Shuck                                 Vice President--Marketing Services
Robert A. Simons                            Vice President--Assistant General Counsel--Securities
Jim Streck                                  Vice President--Life Underwriting/Issue/Alliance Administration
Lynn E. Wilson                              Vice President--Life Sales
Christopher G. Daniels                      Life Product Development and Pricing Vice President, Illustration Actuary
Laura Beebe                                 Securities Vice President
Charles T. Happel                           Securities Vice President
James E. McCarthy                           Trust Sales Vice President
Rosemary Parson                             Operations Vice President
Kip Peters                                  Enterprise Information Protection Vice President
Robert J. Rummelhart                        Investment Vice President
Jan Sewright                                Insurance Accounting Vice President
Douglas V. Shelton                          Tax and Benefits Vice President
Roger PJ Soener                             Investment Vice President, Real Estate
Blake D. Weber                              Sales Services Vice President
Rod Bubke                                   Life Financial Vice President and Appointed Actuary


     * The principal business address of all persons listed, unless otherwise indicated, is 5400 University Avenue, West Des Moines, Iowa 50266.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by FBL Financial Group, Inc. This Company and its affiliates are described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by FBL Financial Group, Inc., may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of the owners of their common stock (where applicable), are set forth on the following diagram.

SEE ORGANIZATION CHART ON FOLLOWING PAGE

                            FBL FINANCIAL GROUP, INC.
                                 OWNERSHIP CHART

                                    01/01/05


                                                             |---------------|
                                                             | FBL Financial |
                                                             |  Group, Inc.  |
                                                             |   (an Iowa    |
                                                             |  corporation) |
                                                             |---------------|
                                                                     |
        -------------------------------------------------------------
        |                    |                 |                 |
|-----------------|   |-----------------| |----------------| |----------------|
|   EquiTrust     |   |    Farm Bureau  | |                | |     FBL        |
| Life Insurance  |   |  Life Insurance | | FBL Financial  | |   Financial    |
|   Company       |   |     Company     | | Group Capital  | | Services, Inc. |
|   (an Iowa      |   |     (an Iowa    | |    Trust       | |   (an Iowa     |
|  corporation)   |   |   corporation)  | |(a wholly-owned | |  corporation)  |
| (a wholly-owned |   | (a wholly-owned | |  subsidiary)   | |(a wholly-owned |
|   subsidiary)   |   |    subsidiary)  | |                | |  subsidiary)   |
|-----------------|   |-----------------| |----------------| |----------------|
                             |                                  |
                      |-----------------|                       |
                      |       FBL       |                       |
                      |   Real Estate   |                       |
                      |  Ventures, Ltd. |                       |
                      |    (an Iowa     |                       |
                      |   corporation)  |                       |
                      | (a wholly-owned |                       |
                      |    subsidiary)  |                       |
                      |-----------------|                       |
                                                                |
                                       |-----------------------------------------------------------------------------
                                       |                   |               |                  |                     |
                               |-----------------| |----------------| |-----------------| |---------------| |---------------|
                               |                 | |   EquiTrust    | |    EquiTrust    | |  EquiTrust    | |               |
                               |      FBL        | |   Investment   | |    Marketing    | |  Assigned     | |   EquiTrust   |
                               |    Leasing      | |   Management   | |  Services, LLC  | |   Benefit     | |   Financial   |
                               |  Services, Inc. | | Services, Inc. | | (a Delaware     | |   Company     | |  Group, Inc.  |
                               |    (an Iowa     | |  (a Delaware   | |limited liability| |  (an Iowa     | |   (an Iowa    |
                               |  corporation)   | |  corporation)  | |    company)     | | corporation)  | | corporation)  |
                               | (a wholly-owned | | (a wholly-owned| |(a wholly-owned  | |(a wholly-owned| |(a wholly-owned|
                               |   subsidiary)   | |   subsidiary)  | |  subsidiary)    | |  subsidiary)  | |  subsidiary)  |
                               |-----------------| |----------------| |-----------------| |---------------| |---------------|
                                                            :
                                      ........................................
                                      :                     :                :
                               |-----------------| |----------------| |-----------------|
                               |   EquiTrust     | |   EquiTrust    | |   EquiTrust     |
                               |Series Fund, Inc.| |  Money Market  | |  Variable Ins   |
                               | (a Maryland     | |     Fund       | |  Series Fund    |
                               |  corporation)   | |  (a Maryland   | |(a Massachusetts |
                               |                 | |  corporation)  | | business trust) |
                               |-----------------| |----------------| |-----------------|

                                 ................   Management Agreement

ITEM 27. NUMBER OF CONTRACT OWNERS


As of April 19, 2005, there were 2,098 Qualified Contract Owners and 738 Non-Qualified Contract Owners.


ITEM 28. INDEMNIFICATION

Article XII of the Company's By-Laws provides for the indemnification by the Company of any person who is a party or who is threatened to be made a party to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust or enterprise, against expenses (including attorneys' fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. Article XII also provides for the indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or another enterprise against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, except that no indemnification will be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Company unless and only to the extent that the court in which such action or suit was brought determines upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a) EquiTrust Marketing Services, LLC is the registrant's principal underwriter and also serves as the principal underwriter to EquiTrust Life Annuity Account II, EquiTrust Life Variable Account and EquiTrust Life Variable Account II and the separate accounts of Farm Bureau Life Insurance Company, an affiliate of the Company, including Farm Bureau Life Annuity Account, and Farm Bureau Life Variable Account.

(b) Officers and Managers of EquiTrust Marketing Services, LLC


NAME AND PRINCIPAL BUSINESS
ADDRESS*                           POSITIONS AND OFFICES
------------------------------------------------------------------------------------------------------
David T. Sebastian                 President and Manager
William J. Oddy                    Chief Executive Officer and Manager
James P. Brannen                   Chief Financial Officer and Manager
Jo Ann Rumelhart                   Executive Vice President and Manager
Stephen M. Morain                  Senior Vice President, General Counsel and Manager
James W. Noyce                     Chief Administrative Officer, Treasurer and Manager
John M. Paule                      Chief Marketing Officer and Manager
Lou Ann Sandburg                   Vice President--Investments, Assistant Treasurer and Manager
Dennis M. Marker                   Chief Compliance Officer, Vice President--Investment Administration
                                   and Manager
Robert A. Simons                   Vice President, Assistant General Counsel, Securities
Kip Peters                         Enterprise Information Protection Vice President
Kristi Rojohn                      Investment Compliance Vice President and Secretary
Julie M. McGonegle                 Investment Product Vice President
Deborah K. Peters                  Director, Broker/Dealer Compliance and Market Conduct
Rob D. Ruisch                      Mutual Fund Accounting Director
Barbara A. Bennett                 Director, Treasury Services
Larry J. Patterson                 Vice President
Thomas J. Faulconer                Indiana OSJ Principal
Karen Garza                        Assistant Secretary
Rebecca Howe                       Assistant Secretary
Jennifer Morgan                    Assistant Secretary
Jodi Winslow                       Assistant Secretary


* The principal business address of all of the persons listed above is 5400 University Avenue, West Des Moines, Iowa 50266.

(c) Give the following information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                            NET UNDERWRITING
NAME OF PRINCIPAL            DISCOUNTS AND        COMPENSATION ON           BROKERAGE
UNDERWRITER                   COMMISSIONS           REDEMPTION             COMMISSION          COMPENSATION
--------------------------------------------------------------------------------------------------------------
EquiTrust Marketing
 Services, Inc.               $  224,708                 NA                    NA                   NA

ITEM 30. LOCATION OF BOOKS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 5400 University Avenue, West Des Moines, Iowa 50266.

ITEM 31. MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS


(a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.


(b) The registrant undertakes that it will include as part of any application to purchase a Contract offered by the prospectus, either a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

(c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

(d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e) The Company represents that the aggregate charges under the Contracts are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, EquiTrust Life Annuity Account II, certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of West Des Moines, State of Iowa, on the 28th day of April, 2005.


                                       EQUITRUST LIFE INSURANCE COMPANY
                                       EQUITRUST LIFE ANNUITY ACCOUNT II


                                       By:           /s/ CRAIG A. LANG
                                             -----------------------------------
                                                       Craig A. Lang
                                                         PRESIDENT
                                               EquiTrust Life Insurance Company

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the dates set forth below.


          SIGNATURE                                     TITLE                                   DATE
          ---------                                     -----                                   ----
         /s/ CRAIG A. LANG                 President and Director [Principal
--------------------------------             Executive Officer]                             April 28, 2005
           Craig A. Lang

        /s/ JERRY C. DOWNIN                Senior Vice President,
--------------------------------             Secretary-Treasurer and Director               April 28, 2005
          Jerry C. Downin                    [Principal Financial Officer]


        /s/ JAMES W. NOYCE                 Chief Financial Officer and Chief
--------------------------------             Administrative Officer                         April 28, 2005
          James W. Noyce                     [Principal Financial Officer]

                 *
--------------------------------           Director                                         April 28, 2005
          Steve L. Baccus

                 *
--------------------------------           Director                                         April 28, 2005
          Jerry C. Downin

                 *
--------------------------------           Chief Executive Officer and Director             April 28, 2005
          William J. Oddy

*By:  /s/ STEPHEN M. MORAIN
      --------------------------
        Stephen M. Morain
         ATTORNEY-IN-FACT
  PURSUANT TO POWER OF ATTORNEY

                                  EXHIBIT INDEX


EXHIBIT       DESCRIPTION
-------       -----------
(2)           Financial Statement Schedules I, III, IV
(b)(8)(f)     Participation Agreement relating to Franklin Templeton Funds
(b)(9)        Opinion and Consent of Stephen M. Morain, Esquire
(b)(10)(a)    Consent of Sutherland Asbill & Brennan LLP
(b)(10)(b)    Consent of Ernst & Young LLP
(b)(10)(c)    Opinion and Consent of Christopher G. Daniels, FSA, MAAA
(b)(14)       Powers of Attorney

                 (This page has been left blank intentionally.)